Registration No. 333-17641
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 17 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

         SEPARATE ACCOUNT FP
                  of
     THE EQUITABLE LIFE ASSURANCE               Christopher M. Condron,
     SOCIETY OF THE UNITED STATES               Chief Executive Officer
        (Exact Name of Trust)           The Equitable Life Assurance Society of
     THE EQUITABLE LIFE ASSURANCE                   the United States
      SOCIETY OF THE UNITED STATES            1290 Avenue of the Americas
       (Exact Name of Depositor)                New York, New York 10104
      1290 Avenue of the Americas     (Name and Address of Agent for Service)
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:


       DODIE KENT                                  with a copy to:
 Vice President and Counsel                    Thomas C. Lauerman, Esq.
The Equitable Life Assurance                        Foley & Lardner
Society of the United States                      Washington Harbour
1290 Avenue of the Americas                      3000 K Street, N.W.
 New York, New York 10104                       Washington, D.C. 20007


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (May 1, 2004) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 17 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the Survivorship 2000 prospectus. The supplement contains year-end financial statements for Equitable Life and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Survivorship 2000 prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)


PROSPECTUS SUPPLEMENT DATED MAY 1, 2004
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your Equitable Life policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.



Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. We have put an asterisk next to the Portfolios that will first become available through your policy as of May 14, 2004. Please see "Investment Portfolios" later in this supplement for information regarding the fees and expenses.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                       Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION           Seeks long-term capital appreciation.                       o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION         Seeks a high level of current income.                       o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS               Seeks current income and growth of capital, with a          o Equitable Life
 ALLOCATION                         greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION             Seeks long-term capital appreciation and current income.    o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                   Seeks long-term capital appreciation and current income,    o Equitable Life
 ALLOCATION                         with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE          Seeks long-term growth of capital.                          o Alliance Capital Management L.P.
 EQUITY                                                                                         o MFS Investment Management
                                                                                                o Marsico Capital Management, LLC
                                                                                                o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------



----------
(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.


   Copyright 2004 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
                                                                 X00713/AGENCY A

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
Portfolio Name                       Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND           Seeks a balance of high current income and capital          o BlackRock Advisors, Inc.
                                    appreciation, consistent with a prudent level of risk.      o Pacific Investment Management
                                                                                                  Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE         Seeks long-term growth of capital.                          o A I M Capital Management, Inc.
                                                                                                o RCM Capital Management LLC
                                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD          Seeks high total return through a combination of current    o Alliance Capital Management L.P.
                                    income and capital appreciation.                            o Pacific Investment Management
                                                                                                  Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                     Seeks long-term growth of capital.                          o Alliance Capital Management L.P.,
 INTERNATIONAL EQUITY                                                                             through its Bernstein Investment
                                                                                                  Research and Management Unit
                                                                                                o Bank of Ireland Asset Management
                                                                                                  (U.S.) Limited
                                                                                                o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP           Seeks long-term growth of capital.                          o Alliance Capital Management L.P.,
 CORE EQUITY                                                                                      through its Bernstein Investment
                                                                                                  Research and Management Unit
                                                                                                o Janus Capital Management LLC
                                                                                                o Thornburg Investment Management,
                                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP           Seeks long-term growth of capital.                          o Alliance Capital Management L.P.
 GROWTH                                                                                         o RCM Capital Management LLC
                                                                                                o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP           Seeks long-term growth of capital.                          o Alliance Capital Management L.P.
 VALUE                                                                                          o Institutional Capital Corporation
                                                                                                o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID           Seeks long-term growth of capital.                          o Alliance Capital Management L.P.
 CAP GROWTH                                                                                     o Franklin Advisers, Inc.
                                                                                                o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID           Seeks long-term growth of capital.                          o AXA Rosenberg Investment
 CAP VALUE                                                                                        Management LLC
                                                                                                o TCW Investment Management Company
                                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY           Seeks long-term growth of capital.                         o Firsthand Capital Management, Inc.
                                                                                                o RCM Capital Management LLC
                                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
Portfolio Name                       Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK            Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND              Seeks to provide a high total return.                       o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE            Seeks to achieve high current income consistent with        o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES              relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL           Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH          Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND            Seeks to achieve high current income consistent with        o Alliance Capital Management L.P.
                                    moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP               Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE      Seeks capital appreciation.                                 o Alliance Capital Management L.P.
                                                                                                  through its Bernstein Investment
                                                                                                  Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                 Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.            Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY          Seeks long-term capital appreciation.                       o Morgan Stanley Investment
                                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                 Seeks a total return before expenses that approximates      o Alliance Capital Management L.P.
                                    the total return performance of the S&P 500
                                    Index, including reinvestment of dividends, at
                                    a risk level consistent with that of the S&P
                                    500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA                  Seeks long-term capital growth.                             o Evergreen Investment Management
                                                                                                  Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                       Seeks long-term growth of capital.                          o Fidelity Management & Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE           Seeks long-term capital appreciation.                       o Fidelity Management & Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
*EQ/J.P. MORGAN CORE BOND           Seeks to provide a high total return consistent with        o J.P. Morgan Investment Management
                                    moderate risk to capital and maintenance of liquidity.        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH           Seeks long-term growth of capital.                          o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
*EQ/LAZARD SMALL CAP VALUE          Seeks capital appreciation.                                 o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                    Seeks long-term growth of capital.                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE              Seeks capital appreciation and secondarily, income.         o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL            Seeks capital appreciation.                                 o Merrill Lynch Investment
 VALUE                                                                                            Managers International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH              Seeks to provide long-term capital growth.                  o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST              Seeks long-term growth of capital with secondary            o MFS Investment Management
                                    objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
Portfolio Name                       Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                     Seeks to obtain a high level of current income, preserve    o Alliance Capital Management L.P.
                                    its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME           Seeks capital growth. Current income is a secondary         o Putnam Investment Management, LLC
 VALUE                              objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX              Seeks to replicate as closely as possible (before the       o Alliance Capital Management L.P.
                                    deduction of portfolio expenses) the total return of the
                                    Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY(3)                    Seeks to achieve long-term growth of capital.               o Firsthand Capital Management, Inc.
                                                                                                o RCM Capital Management LLC
                                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
BARR ROSENBERG
VARIABLE INSURANCE TRUST
Portfolio Name                      Objective                                                   Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE          Seeks to increase the value of your investment in bull      o Charles Schwab Investment
LONG/SHORT EQUITY                   markets and bear markets through strategies that are          Management, Inc.
                                    designed to have limited exposure to general equity         o AXA Rosenberg Investment
                                    market risk.                                                  Management LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO ADVISORS VIT
Portfolio Name                      Objective                                                   Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
PEA RENAISSANCE                     Seeks long-term capital appreciation and income.            o OpCap Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
Portfolio Name                      Objective                                                   Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I(1)      Seeks to provide above average current income and           o Van Kampen(2)
                                    long-term capital appreciation by investing primarily
                                    in equity securities of companies in the U.S. real
                                    estate industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



(1) 'Class I' Shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

(3) See "Combination of certain investment options" below for information regarding the availability of this portfolio.

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 888-855-5100.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS. Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Fee Waivers
                                                                                         Underlying              and/or
                                                                                          Portfolio    Total    Expense       Net
                                              Management                     Other        Fees and     Annual   Reimburse-   Annual
 Portfolio Name                                Fees(2)     12b-1 Fees(3)   Expenses(4)   Expenses(5)  Expenses   ments(6)   Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%         0.25%         0.26%          --          1.11%    (0.16)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      1.20%         0.25%         0.48%          --          1.93%    (0.08)%       1.85%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             1.05%         0.25%         0.73%          --          2.03%    (0.23)%       1.80%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%         0.52%          --          1.67%    (0.32)%       1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 0.90%         0.25%         0.43%          --          1.58%    (0.23)%       1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  0.90%         0.25%         0.43%          --          1.58%    (0.23)%       1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             1.10%         0.25%         0.35%          --          1.70%    (0.10)%       1.60%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%         0.31%          --          1.66%    (0.06)%       1.60%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       1.20%         0.25%         0.83%          --          2.28%    (0.43)%       1.85%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity                0.62%           --          0.15%          --          0.77%       --         0.77%
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation(1)                   0.10%           --          9.04%        0.84%         9.98%    (9.13)%       0.85%
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation(1)              0.10%           --          4.13%        0.88%         5.11%    (4.21)%       0.90%
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation(1)                       0.10%           --          0.39%        0.86%         1.35%    (0.43)%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation(1)                  0.10%           --          1.77%        1.13%         3.00%    (1.87)%       1.13%
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation(1)                     0.10%           --          5.91%        1.08%         7.09%    (5.98)%       1.11%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       0.59%           --          0.16%          --          0.75%       --         0.75%
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%           --          0.06%          --          0.54%       --         0.54%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.57%           --          0.06%          --          0.63%       --         0.63%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   0.49%           --          0.08%          --          0.57%       --         0.57%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International                        0.74%           --          0.13%          --          0.87%    (0.02)%       0.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       0.90%         0.25%         0.05%          --          1.20%    (0.04)%       1.16%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         0.52%           --          0.06%          --          0.58%       --         0.58%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     0.75%           --          0.07%          --          0.82%       --         0.82%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Technology*                                   0.90%         0.25%         0.09%          --          1.24%    (0.09)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   0.64%         0.25%         0.06%          --          0.95%     0.00%        0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     0.65%         0.25%         0.07%          --          0.97%    (0.02)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%         0.07%          --          0.97%    (0.02)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       1.15%         0.25%         0.40%          --          1.80%     0.00%        1.80%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              0.25%           --          0.06%          --          0.31%       --         0.31%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               0.65%         0.25%         0.25%          --          1.15%    (0.20)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    0.70%         0.25%         0.08%          --          1.03%    (0.03)%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        0.75%         0.25%         0.10%          --          1.10%     0.00%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        0.90%         0.25%         0.09%          --          1.24%    (0.09)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond**                       0.44%         0.25%         0.08%          --          0.77%     0.00%        0.77%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value**                      0.75%         0.25%         0.10%          --          1.10%     0.00%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 0.90%         0.25%         0.07%          --          1.22%    (0.07)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    0.60%         0.25%         0.07%          --          0.92%     0.00%        0.92%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 0.65%         0.25%         0.07%          --          0.97%       --         0.97%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           0.60%         0.25%         0.11%          --          0.96%    (0.01)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                                  0.33%           --          0.06%          --          0.39%       --         0.39%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  0.60%         0.25%         0.10%          --          0.95%     0.00%        0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value                   0.85%         0.25%         0.16%          --          1.26%    (0.01)%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                           0.25%           --          0.35%          --          0.60%     0.00%        0.60%
------------------------------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%         0.25%         5.80%          --          7.55%    (4.57)%       2.98%
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO ADVISORS VIT:
------------------------------------------------------------------------------------------------------------------------------------
PEA Renaissance                                  0.80%           --          0.91%          --          1.71%    (0.63)%       1.08%
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class I                      0.80%           --          0.31%          --          1.11%    (0.01)%       1.10%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Please see "Combination of certain investment options" earlier in this supplement for information regarding the availability of this Portfolio.

** This Portfolio will first become available through your policy as of May 14, 2004.

(1) The management fees shown reflect revised management fees, effective May 1, 2004, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.



(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(3) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.


(4) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocation as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(5) Total Annual Expenses shown are based, in part, on estimated expense amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. Equitable Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of PIMCO Advisors VIT -- PEA Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. Charles Schwab Investment Management, Inc., the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust Portfolio and EQ Advisors Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



------------------------------------------------
   Portfolio Name
------------------------------------------------
   AXA Aggressive Allocation               0.95%
------------------------------------------------
   AXA Conservative Allocation             0.73%
------------------------------------------------
   AXA Conservative-Plus Allocation        0.78%
------------------------------------------------
   AXA Moderate Allocation                 0.79%
------------------------------------------------
   AXA Moderate-Plus Allocation            0.99%
------------------------------------------------
   AXA Premier VIP Health Care             1.84%
------------------------------------------------
   AXA Premier VIP International Equity    1.73%
------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
------------------------------------------------
   AXA Premier VIP Technology              1.70%
------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.70%
------------------------------------------------
   EQ/Alliance Common Stock                0.52%
------------------------------------------------
   EQ/Alliance Growth and Income           0.60%
------------------------------------------------
   EQ/Alliance Small Cap Growth            0.78%
------------------------------------------------
   EQ/Technology                           1.01%
------------------------------------------------
   EQ/Capital Guardian Research            0.93%
------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
------------------------------------------------
   EQ/Evergreen Omega                      0.84%
------------------------------------------------
   EQ/FI Mid Cap                           0.88%
------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
------------------------------------------------
   EQ/Lazard Small Cap Value**             1.00%
------------------------------------------------
   EQ/Marsico Focus                        1.10%
------------------------------------------------
   EQ/Mercury Basic Value Equity           0.91%
------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.96%
------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
------------------------------------------------
   EQ/Putnam Growth & Income Value         0.93%
------------------------------------------------
   EQ/Mercury International Value          1.18%
------------------------------------------------




(4) EQUITABLE. We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. Equitable Life is obligated to pay all amounts that are promised to be paid under the policies. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(5) EQUITABLE LIFE'S PENDING NAME CHANGE. Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."

(6) HOW TO REACH US. To obtain (1) any forms you need for communicating with us,
(2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and facsimile requests, please see your prospectus.




------------------------------------------------
 By mail:
------------------------------------------------
At the Post Office Box for our Administrative Office:
Equitable Life -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047



------------------------------------------------
 By express delivery only:
------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life -- National Operations Center
10840 Ballantyne Commons Parkway

Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)




------------------------------------------------
 By toll-free phone:
------------------------------------------------
Customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
                           1-888-855-5100.



------------------------------------------------
 By e-mail:
------------------------------------------------
life-service@equitable.com



------------------------------------------------
 By facsimile (fax):
------------------------------------------------
1-704-540-9714




------------------------------------------------
 By Internet:
------------------------------------------------
Our Website, AXAonline.com provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).


                                 ----------------


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers among investment options; and

(e) changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

(7) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2004, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2004), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our website Equitable.com and enrolling in EQAccess. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. Eastern time on September 30, 2004, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(8) DISRUPTIVE TRANSFER ACTIVITY. Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.

(9) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2003 and for the three years in the period ended December 31, 2003 and the financial statements of Equitable Life as of December 31, 2003 and 2002 and for the three years in the period ended December 31, 2003 incorporated in this prospectus supplement have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firms as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

(10) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Report of Independent Auditors............................................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003................A-3
   Statements of Operations for the Years Ended December 31, 2003, 2002
    and 2001..............................................................A-19
   Statements of Changes in Net Assets for the Years Ended December 31,
    2003, 2002 and 2001...................................................A-41
   Notes to Financial Statements..........................................A-64


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors............................................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002................F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2003,
    2002 and 2001.........................................................F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2003, 2002 and 2001..................F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2003, 2002 and 2001...................................................F-5
   Notes to Consolidated Financial Statements.............................F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2003, the results of each their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 568,111         $ 39,702           $ 175,940
Receivable for The Trusts shares sold ..................           --               --                  --
Receivable for policy-related transactions .............        9,902               11               3,932
                                                            ---------         --------           ---------
  Total assets .........................................    $ 578,013         $ 39,713           $ 179,872
                                                            ---------         --------           ---------
Liabilities:
Payable for The Trusts shares purchased ................        9,902               11               3,932
Payable for policy-related transactions ................           --               --                  --
                                                            ---------         --------           ---------
  Total liabilities ....................................        9,902               11               3,932
                                                            ---------         --------           ---------
Net Assets .............................................    $ 568,111         $ 39,702           $ 175,940
                                                            =========         ========           =========
Net Assets:
Accumulation Units .....................................    $ 567,941         $ 39,679           $ 175,825
Accumulation nonunitized ...............................           --               --                  --
Retained by Equitable Life in Separate Account FP ......          170               23                 115
                                                            ---------         --------           ---------
Total net assets .......................................    $ 568,111         $ 39,702           $ 175,940
                                                            =========         ========           =========
Investments in shares of The Trusts, at cost ...........    $ 558,329         $ 39,686           $ 173,888
The Trusts shares held
 Class A ...............................................       44,246            3,791              16,023
 Class B ...............................................        6,192                7                 485


                                                            AXA Moderate      AXA Moderate-     AXA Premier VIP
                                                             Allocation      Plus Allocation   Aggressive Equity
                                                         ------------------ ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 1,435,621,422      $ 1,283,899       $ 515,545,942
Receivable for The Trusts shares sold ..................          375,351               --               5,369
Receivable for policy-related transactions .............               --           20,343                  --
                                                          ---------------      -----------       -------------
  Total assets .........................................  $ 1,435,996,773      $ 1,304,242       $ 515,551,311
                                                          ---------------      -----------       -------------
Liabilities:
Payable for The Trusts shares purchased ................               --           20,343                  --
Payable for policy-related transactions ................        1,358,899               --             215,667
                                                          ---------------      -----------       -------------
  Total liabilities ....................................        1,358,899           20,343             215,667
                                                          ---------------      -----------       -------------
Net Assets .............................................  $ 1,434,637,874      $ 1,283,899       $ 515,335,644
                                                          ===============      ===========       =============
Net Assets:
Accumulation Units .....................................  $ 1,430,408,936      $ 1,283,264       $ 514,265,055
Accumulation nonunitized ...............................        3,181,373               --             881,720
Retained by Equitable Life in Separate Account FP ......        1,047,565              635             188,869
                                                          ---------------      -----------       -------------
Total net assets .......................................  $ 1,434,637,874      $ 1,283,899       $ 515,335,644
                                                          ===============      ===========       =============
Investments in shares of The Trusts, at cost ...........  $ 1,328,564,983      $ 1,249,889       $ 564,246,440
The Trusts shares held
 Class A ...............................................       93,659,376          100,465          22,396,890
 Class B ...............................................        4,484,782           14,439             575,853


                                                          AXA Premier VIP
                                                             Core Bond
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 40,830,095
Receivable for The Trusts shares sold ..................              --
Receivable for policy-related transactions .............         120,659
                                                            ------------
  Total assets .........................................    $ 40,950,754
                                                            ------------
Liabilities:
Payable for The Trusts shares purchased ................         133,647
Payable for policy-related transactions ................              --
                                                            ------------
  Total liabilities ....................................         133,647
                                                            ------------
Net Assets .............................................    $ 40,817,107
                                                            ============
Net Assets:
Accumulation Units .....................................    $ 40,753,292
Accumulation nonunitized ...............................              --
Retained by Equitable Life in Separate Account FP ......          63,815
                                                            ------------
Total net assets .......................................    $ 40,817,107
                                                            ============
Investments in shares of The Trusts, at cost ...........    $ 40,913,469
The Trusts shares held
 Class A ...............................................         293,381
 Class B ...............................................       3,629,687

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                                                             AXA Premier VIP
                                                          AXA Premier VIP     AXA Premier     International
                                                            Health Care       High Yield         Equity
                                                         ----------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 11,327,167    $ 204,663,798      $ 5,054,743
Receivable for The Trusts shares sold ..................              --               --               --
Receivable for policy-related transactions .............         209,891               --           15,363
                                                            ------------    -------------      -----------
  Total assets .........................................    $ 11,537,058    $ 204,663,798      $ 5,070,106
                                                            ------------    -------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................         209,891           61,987           18,421
Payable for policy-related transactions ................              --            5,625               --
                                                            ------------    -------------      -----------
  Total liabilities ....................................         209,891           67,612           18,421
                                                            ------------    -------------      -----------
Net Assets .............................................    $ 11,327,167    $ 204,596,186      $ 5,051,685
                                                            ============    =============      ===========
Net Assets:
Accumulation Units .....................................    $ 11,290,362    $ 203,335,438      $ 5,047,067
Accumulation nonunitized ...............................              --          960,192               --
Retained by Equitable Life in Separate Account FP ......          36,805          300,557            4,618
                                                            ------------    -------------      -----------
Total net assets .......................................    $ 11,327,167    $ 204,596,186      $ 5,051,685
                                                            ============    =============      ===========
Investments in shares of The Trusts, at cost ...........    $ 10,185,737    $ 215,397,109      $ 4,601,597
The Trusts shares held
 Class A ...............................................          85,833       33,428,411          101,212
 Class B ...............................................       1,028,024        2,940,777          376,410


                                                          AXA Premier VIP                                        AXA Premier VIP
                                                             Large Cap       AXA Premier VIP   AXA Premier VIP    Small/Mid Cap
                                                            Core Equity     Large Cap Growth   Large Cap Value        Growth
                                                         ----------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,128,432        $ 6,551,707       $ 3,331,094       $ 8,228,639
Receivable for The Trusts shares sold ..................             --              8,407                --                --
Receivable for policy-related transactions .............         29,417                 --            17,992            71,901
                                                            -----------        -----------       -----------       -----------
  Total assets .........................................    $ 2,157,849        $ 6,560,114       $ 3,349,086       $ 8,300,540
                                                            -----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................         29,417                 --            20,606            71,901
Payable for policy-related transactions ................             --              8,407                --                --
                                                            -----------        -----------       -----------       -----------
  Total liabilities ....................................         29,417              8,407            20,606            71,901
                                                            -----------        -----------       -----------       -----------
Net Assets .............................................    $ 2,128,432        $ 6,551,707       $ 3,328,480       $ 8,228,639
                                                            ===========        ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................    $ 2,126,037        $ 6,541,237       $ 3,322,118       $ 8,217,520
Accumulation nonunitized ...............................             --                 --                --                --
Retained by Equitable Life in Separate Account FP ......          2,395             10,470             6,362            11,119
                                                            -----------        -----------       -----------       -----------
Total net assets .......................................    $ 2,128,432        $ 6,551,707       $ 3,328,480       $ 8,228,639
                                                            ===========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........    $ 1,978,543        $ 6,161,234       $ 3,012,832       $ 7,772,398
The Trusts shares held
 Class A ...............................................         85,936            132,950            69,612           211,030
 Class B ...............................................        129,229            595,517           254,488           733,208

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                                                                    AXA Rosenberg
                                                            AXA Premier VIP     AXA Premier VIP       VIT Value
                                                          Small/Mid Cap Value      Technology     Long/Short Equity
                                                         --------------------- ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $ 25,135,502        $ 8,225,069        $ 8,087,542
Receivable for The Trusts shares sold ..................                --                 --                 --
Receivable for policy-related transactions .............            19,560             42,578              3,972
                                                              ------------        -----------        -----------
  Total assets .........................................      $ 25,155,062        $ 8,267,647        $ 8,091,514
                                                              ------------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ................            19,560             44,657              3,972
Payable for policy-related transactions ................                --                 --                 --
                                                              ------------        -----------        -----------
  Total liabilities ....................................            19,560             44,657              3,972
                                                              ------------        -----------        -----------
Net Assets .............................................      $ 25,135,502        $ 8,222,990        $ 8,087,542
                                                              ============        ===========        ===========
Net Assets:
Accumulation Units .....................................      $ 25,064,045        $ 8,212,267        $ 1,333,890
Accumulation nonunitized ...............................                --                 --                 --
Retained by Equitable Life in Separate Account FP ......            71,457             10,723          6,753,652
                                                              ------------        -----------        -----------
Total net assets .......................................      $ 25,135,502        $ 8,222,990        $ 8,087,542
                                                              ============        ===========        ===========
Investments in shares of The Trusts, at cost ...........      $ 21,238,146        $ 7,836,313        $ 8,354,651
The Trusts shares held
 Class A ...............................................           132,127            109,012                 --
 Class B ...............................................         2,273,392            822,649            838,957
                                                                                                                 EQ/Alliance
                                                                                                                Intermediate
                                                                           EQ/Alliance        EQ/Alliance        Government
                                                          Davis Value     Common Stock     Growth and Income     Securities
                                                         ------------- ------------------ ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 256,485    $ 2,269,562,563      $ 430,750,342     $ 192,999,750
Receivable for The Trusts shares sold ..................          --            408,355            349,110           286,132
Receivable for policy-related transactions .............          --                 --                 --                --
                                                           ---------    ---------------      -------------     -------------
  Total assets .........................................   $ 256,485    $ 2,269,970,918      $ 431,099,452     $ 193,285,882
                                                           ---------    ---------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ................          --                 --                 --                --
Payable for policy-related transactions ................          --          1,489,372            387,942           843,869
                                                           ---------    ---------------      -------------     -------------
  Total liabilities ....................................          --          1,489,372            387,942           843,869
                                                           ---------    ---------------      -------------     -------------
Net Assets .............................................   $ 256,485    $ 2,268,481,546      $ 430,711,510     $ 192,442,013
                                                           =========    ===============      =============     =============
Net Assets:
Accumulation Units .....................................   $ 253,944    $ 2,261,912,932      $ 430,080,180     $ 191,739,784
Accumulation nonunitized ...............................          --          5,961,381            246,768           314,450
Retained by Equitable Life in Separate Account FP ......       2,541            607,233            384,562           387,779
                                                           ---------    ---------------      -------------     -------------
Total net assets .......................................   $ 256,485    $ 2,268,481,546      $ 430,711,510     $ 192,442,013
                                                           =========    ===============      =============     =============
Investments in shares of The Trusts, at cost ...........   $ 217,445    $ 2,910,994,969      $ 427,210,775     $ 193,815,629
The Trusts shares held
 Class A ...............................................      24,107        136,046,993         20,350,709        16,023,111
 Class B ...............................................          --         10,749,288          5,597,962         3,076,357

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                           EQ/Alliance      EQ/Alliance      EQ/Alliance
                                                          International   Premier Growth    Quality Bond
                                                         --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 502,424,080   $  95,733,188    $ 161,942,065
Receivable for The Trusts shares sold ..................             --         189,658           76,842
Receivable for policy-related transactions .............             --              --               --
                                                          -------------   -------------    -------------
  Total assets .........................................  $ 502,424,080   $  95,922,846    $ 162,018,907
                                                          -------------   -------------    -------------
Liabilities:
Payable for The Trusts shares purchased ................         23,297              --               --
Payable for policy-related transactions ................        203,090         190,244           80,286
                                                          -------------   -------------    -------------
  Total liabilities ....................................        226,387         190,244           80,286
                                                          -------------   -------------    -------------
Net Assets .............................................  $ 502,197,693   $  95,732,602    $ 161,938,621
                                                          =============   =============    =============
Net Assets:
Accumulation Units .....................................  $ 500,906,965   $  95,609,539    $ 161,657,154
Accumulation nonunitized ...............................        534,889              --          166,155
Retained by Equitable Life in Separate Account FP ......        755,839         123,063          115,312
                                                          -------------   -------------    -------------
Total net assets .......................................  $ 502,197,693   $  95,732,602    $ 161,938,621
                                                          =============   =============    =============
Investments in shares of The Trusts, at cost ...........  $ 395,038,560   $ 106,777,772    $ 159,068,165
The Trusts shares held
 Class A ...............................................     47,640,152         152,067       12,994,422
 Class B ...............................................      4,626,507      15,283,840        2,873,415


                                                            EQ/Alliance     EQ/Bernstein     EQ/Calvert    EQ/Capital
                                                             Small Cap       Diversified      Socially      Guardian
                                                              Growth            Value       Responsible   International
                                                         ---------------- ---------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 178,681,423    $ 163,442,719      $ 67,070    $ 2,672,085
Receivable for The Trusts shares sold ..................        245,862                             --             --
Receivable for policy-related transactions .............             --          122,990            --            240
                                                          -------------    -------------      --------    -----------
  Total assets .........................................  $ 178,927,285    $ 163,565,709      $ 67,070    $ 2,672,325
                                                          -------------    -------------      --------    -----------
Liabilities:
Payable for The Trusts shares purchased ................             --          135,228            --            240
Payable for policy-related transactions ................        264,058                             --             --
                                                          -------------    -------------      --------    -----------
  Total liabilities ....................................        264,058          135,228            --            240
                                                          -------------    -------------      --------    -----------
Net Assets .............................................  $ 178,663,227    $ 163,430,481      $ 67,070    $ 2,672,085
                                                          =============    =============      ========    ===========
Net Assets:
Accumulation Units .....................................  $ 178,555,104    $ 163,251,212      $  1,852    $ 2,538,417
Accumulation nonunitized ...............................             --                             --             --
Retained by Equitable Life in Separate Account FP ......        108,123          179,269        65,218        133,668
                                                          -------------    -------------      --------    -----------
Total net assets .......................................  $ 178,663,227    $ 163,430,481      $ 67,070    $ 2,672,085
                                                          =============    =============      ========    ===========
Investments in shares of The Trusts, at cost ...........  $ 162,694,389    $ 146,788,816      $ 51,713    $ 2,332,831
The Trusts shares held
 Class A ...............................................     10,676,826          307,250         8,642         33,195
 Class B ...............................................      3,397,047       12,503,186           246        243,922

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            EQ/Capital      EQ/Capital     EQ/Emerging
                                                             Guardian        Guardian        Markets
                                                             Research      U.S. Equity        Equity
                                                         --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 76,056,728    $ 49,708,851    $ 71,257,511
Receivable for The Trusts shares sold ..................            --              --              --
Receivable for policy-related transactions .............        32,257          69,296          97,831
                                                          ------------    ------------    ------------
  Total assets .........................................  $ 76,088,985    $ 49,778,147    $ 71,355,342
                                                          ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        34,394          69,305         102,831
Payable for policy-related transactions ................            --              --              --
                                                          ------------    ------------    ------------
  Total liabilities ....................................        34,394          69,305         102,831
                                                          ------------    ------------    ------------
Net Assets .............................................  $ 76,054,591    $ 49,708,842    $ 71,252,511
                                                          ============    ============    ============
Net Assets:
Accumulation Units .....................................  $ 75,768,965    $ 49,451,919    $ 71,067,747
Accumulation nonunitized ...............................            --              --              --
Retained by Equitable Life in Separate Account FP ......       285,626         256,923         184,764
                                                          ------------    ------------    ------------
Total net assets .......................................  $ 76,054,591    $ 49,708,842    $ 71,252,511
                                                          ============    ============    ============
Investments in shares of The Trusts, at cost ...........  $ 62,733,427    $ 40,835,393    $ 54,558,792
The Trusts shares held
 Class A ...............................................        19,479         128,527         121,386
 Class B ...............................................     7,047,601       4,573,527       8,582,169


                                                                                                               EQ/FI
                                                             EQ/Equity     EQ/Evergreen       EQ/FI          Small/Mid
                                                             500 Index         Omega         Mid Cap         Cap Value
                                                         ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 671,150,406    $ 7,206,587    $ 69,805,413    $ 175,197,036
Receivable for The Trusts shares sold ..................             --             --              --               --
Receivable for policy-related transactions .............        427,796          1,966         205,785           92,262
                                                          -------------    -----------    ------------    -------------
  Total assets .........................................  $ 671,578,202    $ 7,208,553    $ 70,011,198    $ 175,289,298
                                                          -------------    -----------    ------------    -------------
Liabilities:
Payable for The Trusts shares purchased ................        526,215          1,966         205,816           97,562
Payable for policy-related transactions ................             --             --              --               --
                                                          -------------    -----------    ------------    -------------
  Total liabilities ....................................        526,215          1,966         205,816           97,562
                                                          -------------    -----------    ------------    -------------
Net Assets .............................................  $ 671,051,987    $ 7,206,587    $ 69,805,382    $ 175,191,736
                                                          =============    ===========    ============    =============
Net Assets:
Accumulation Units .....................................  $ 670,449,026    $ 7,103,582    $ 69,492,089    $ 175,046,797
Accumulation nonunitized ...............................        438,019             --              --               --
Retained by Equitable Life in Separate Account FP ......        164,942        103,005         313,293          144,939
                                                          -------------    -----------    ------------    -------------
Total net assets .......................................  $ 671,051,987    $ 7,206,587    $ 69,805,382    $ 175,191,736
                                                          =============    ===========    ============    =============
Investments in shares of The Trusts, at cost ...........  $ 681,760,037    $ 6,411,424    $ 56,066,974    $ 151,197,202
The Trusts shares held
 Class A ...............................................     27,124,782          8,863         278,106          240,709
 Class B ...............................................      4,287,948        850,283       6,599,448       13,156,816

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                                              EQ/Janus       EQ/Lazard
                                                          EQ/J.P. Morgan     Large Cap       Small Cap
                                                             Core Bond         Growth          Value
                                                         ---------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 12,496,019    $ 21,830,990    $ 4,751,897
Receivable for The Trusts shares sold ..................             --              --             --
Receivable for policy-related transactions .............         42,415          77,771          6,996
                                                           ------------    ------------    -----------
  Total assets .........................................   $ 12,538,434    $ 21,908,761    $ 4,758,893
                                                           ------------    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ................         50,087          83,369          6,996
Payable for policy-related transactions ................             --              --             --
                                                           ------------    ------------    -----------
  Total liabilities ....................................         50,087          83,369          6,996
                                                           ------------    ------------    -----------
Net Assets .............................................   $ 12,488,347    $ 21,825,392    $ 4,751,897
                                                           ============    ============    ===========
Net Assets:
Accumulation Units .....................................   $ 12,337,992    $ 21,593,270    $ 4,644,650
Accumulation nonunitized ...............................             --              --             --
Retained by Equitable Life in Separate Account FP ......        150,355         232,122        107,247
                                                           ------------    ------------    -----------
Total net assets .......................................   $ 12,488,347    $ 21,825,392    $ 4,751,897
                                                           ============    ============    ===========
Investments in shares of The Trusts, at cost ...........   $ 12,443,733    $ 20,632,538    $ 3,938,201
The Trusts shares held
 Class A ...............................................        189,803          26,628        107,449
 Class B ...............................................        927,762       3,810,178        249,915


                                                                            EQ/Mercury       EQ/Mercury        EQ/MFS
                                                            EQ/Marsico      Basic Value    International   Emerging Growth
                                                              Focus           Equity           Value          Companies
                                                         --------------- ---------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 69,247,090    $ 162,970,529    $ 85,713,560    $ 166,169,604
Receivable for The Trusts shares sold ..................            --               --              --           19,693
Receivable for policy-related transactions .............       137,340          162,734          12,710               --
                                                          ------------    -------------    ------------    -------------
  Total assets .........................................  $ 69,384,430    $ 163,133,263    $ 85,726,270    $ 166,189,297
                                                          ------------    -------------    ------------    -------------
Liabilities:
Payable for The Trusts shares purchased ................       137,340          166,200          16,414               --
Payable for policy-related transactions ................            --               --              --           26,530
                                                          ------------    -------------    ------------    -------------
  Total liabilities ....................................       137,340          166,200          16,414           26,530
                                                          ------------    -------------    ------------    -------------
Net Assets .............................................  $ 69,247,090    $ 162,967,063    $ 85,709,856    $ 166,162,767
                                                          ============    =============    ============    =============
Net Assets:
Accumulation Units .....................................  $ 69,111,177    $ 162,768,024    $ 85,470,646    $ 166,012,215
Accumulation nonunitized ...............................            --               --              --               --
Retained by Equitable Life in Separate Account FP ......       135,913          199,039         239,210          150,552
                                                          ------------    -------------    ------------    -------------
Total net assets .......................................  $ 69,247,090    $ 162,967,063    $ 85,709,856    $ 166,162,767
                                                          ============    =============    ============    =============
Investments in shares of The Trusts, at cost ...........  $ 58,228,146    $ 144,422,145    $ 77,300,375    $ 203,261,332
The Trusts shares held
 Class A ...............................................       272,395          149,318         199,084           66,522
 Class B ...............................................     4,972,653       10,909,392       7,690,490       14,212,215

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                                                                EQ/Putnam
                                                               EQ/MFS                           Growth &
                                                          Investors Trust   EQ/Money Market   Income Value
                                                         ----------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 10,476,994     $ 388,438,033    $ 33,352,549
Receivable for The Trusts shares sold ..................          22,284                --          54,410
Receivable for policy-related transactions .............              --           819,683              --
                                                            ------------     -------------    ------------
  Total assets .........................................    $ 10,499,278     $ 389,257,716    $ 33,406,959
                                                            ------------     -------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................              --         1,231,891              --
Payable for policy-related transactions ................          22,284                --          56,341
                                                            ------------     -------------    ------------
  Total liabilities ....................................          22,284         1,231,891          56,341
                                                            ------------     -------------    ------------
Net Assets .............................................    $ 10,476,994     $ 388,025,825    $ 33,350,618
                                                            ============     =============    ============
Net Assets:
Accumulation Units .....................................    $ 10,256,820     $ 386,301,280    $ 33,096,586
Accumulation nonunitized ...............................              --         1,570,339              --
Retained by Equitable Life in Separate Account FP ......         220,174           154,206         254,032
                                                            ------------     -------------    ------------
Total net assets .......................................    $ 10,476,994     $ 388,025,825    $ 33,350,618
                                                            ============     =============    ============
Investments in shares of The Trusts, at cost ...........    $  9,758,641     $ 391,057,380    $ 32,238,652
The Trusts shares held
 Class A ...............................................          11,455        29,071,250           9,615
 Class B ...............................................       1,214,177         8,444,242       2,953,308


                                                                            EQ/Small
                                                            EQ/Putnam       Company                      Fidelity VIP Asset
                                                             Voyager         Index       EQ/Technology    Manager: Growth
                                                         -------------- --------------- --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 2,024,277    $ 10,738,321    $ 52,059,939       $ 1,163,373
Receivable for The Trusts shares sold ..................           --              --              --               --
Receivable for policy-related transactions .............           --          30,712           7,545              650
                                                          -----------    ------------    ------------       -----------
  Total assets .........................................  $ 2,024,277    $ 10,769,033    $ 52,067,484       $1,164,023
                                                          -----------    ------------    ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................           --          30,712           7,980              650
Payable for policy-related transactions ................           --              --              --               --
                                                          -----------    ------------    ------------       -----------
  Total liabilities ....................................           --          30,712           7,980              650
                                                          -----------    ------------    ------------       -----------
Net Assets .............................................  $ 2,024,277    $ 10,738,321    $ 52,059,504       $ 1,163,373
                                                          ===========    ============    ============       ===========
Net Assets:
Accumulation Units .....................................  $ 1,939,513    $ 10,604,330    $ 51,865,505       $ 1,163,373
Accumulation nonunitized ...............................           --              --              --               --
Retained by Equitable Life in Separate Account FP ......       84,764         133,991         193,999                (0)
                                                          -----------    ------------    ------------       -----------
Total net assets .......................................  $ 2,024,277    $ 10,738,321    $ 52,059,504       $ 1,163,373
                                                          ===========    ============    ============       ============
Investments in shares of The Trusts, at cost ...........  $ 2,043,470    $  7,077,600    $ 49,932,643       $ 1,061,074
The Trusts shares held
 Class A ...............................................        9,887         712,902           7,387               --
 Class B ...............................................      160,728         313,116      12,139,989           95,437

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            Fidelity VIP      Fidelity VIP      Fidelity VIP
                                                             Contrafund      Equity-Income    Growth & Income
                                                         ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,905,646       $ 2,549,969       $ 1,688,806
Receivable for The Trusts shares sold ..................            535                --                --
Receivable for policy-related transactions .............            --                899               199
                                                            -----------       -----------       -----------
  Total assets .........................................     $2,906,181        $2,550,868        $1,689,005
                                                            -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................            --                899               199
Payable for policy-related transactions ................            535                --                --
                                                            -----------       -----------       -----------
  Total liabilities ....................................            535               899               199
                                                            -----------       -----------       -----------
Net Assets .............................................    $ 2,905,646       $ 2,549,969       $ 1,688,806
                                                            ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................    $ 2,905,646       $ 2,549,969       $ 1,688,806
Accumulation nonunitized ...............................            --                --                --
Retained by Equitable Life in Separate Account FP ......             (0)               (0)               (0)
                                                            -------------     -------------     -------------
Total net assets .......................................    $ 2,905,646       $ 2,549,969       $ 1,688,806
                                                            ============      ============      ============
Investments in shares of The Trusts, at cost ...........    $ 2,590,276       $ 2,238,453       $ 1,556,362
The Trusts shares held
 Class A ...............................................            --                --                --
 Class B ...............................................        126,718           111,061           129,015



                                                            Fidelity VIP         Fidelity VIP         Fidelity VIP
                                                            High Income     Investment Grade Bond       Mid Cap
                                                         ----------------- ----------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,470,061          $ 3,680,589          $ 1,692,615
Receivable for The Trusts shares sold ..................             --              171,976                   --
Receivable for policy-related transactions .............          5,953                   --                 4,873
                                                            -----------          -----------          -----------
  Total assets .........................................    $ 2,476,014          $ 3,852,565          $ 1,697,488
                                                            -----------          -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ................          5,953                   --                4,873
Payable for policy-related transactions ................             --               171,976                  --
                                                            -----------          -----------          -----------
  Total liabilities ....................................          5,953              171,976                4,873
                                                            -----------          -----------          -----------
Net Assets .............................................    $ 2,470,061          $ 3,680,589          $ 1,692,615
                                                            ===========          ===========          ===========
Net Assets:
Accumulation Units .....................................    $ 2,470,061          $ 3,680,589          $ 1,692,615
Accumulation nonunitized ...............................             --                   --                   --
Retained by Equitable Life in Separate Account FP ......             (0)                  (0)                  (0)
                                                            -----------          -----------         ------------
Total net assets .......................................    $ 2,470,061          $ 3,680,589          $ 1,692,615
                                                            ===========          ===========          ===========
Investments in shares of The Trusts, at cost ...........    $ 2,536,134          $ 3,599,123          $ 1,525,783
The Trusts shares held
 Class A ...............................................             --                   --                   --
 Class B ...............................................        359,543              272,636               70,614


                                                          Fidelity VIP
                                                              Value
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 857,588
Receivable for The Trusts shares sold ..................          --
Receivable for policy-related transactions .............       1,894
                                                           ----------
  Total assets .........................................   $ 859,482
                                                           ----------
Liabilities:
Payable for The Trusts shares purchased ................       1,894
Payable for policy-related transactions ................          --
                                                           ----------
  Total liabilities ....................................       1,894
                                                           ----------
Net Assets .............................................   $ 857,588
                                                           ==========
Net Assets:
Accumulation Units .....................................   $ 857,588
Accumulation nonunitized ...............................         --
Retained by Equitable Life in Separate Account FP ......          (0)
                                                           -----------
Total net assets .......................................   $ 857,588
                                                           ==========
Investments in shares of The Trusts, at cost ...........   $ 805,355
The Trusts shares held
 Class A ...............................................         --
 Class B ...............................................      79,406

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            Fidelity VIP       MFS Mid
                                                          Value Strategies   Cap Growth   PEA Renaissance
                                                         ------------------ ------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,548,771      $ 120,434      $ 11,060,581
Receivable for The Trusts shares sold ..................            --              --                --
Receivable for policy-related transactions .............          4,278             --           132,847
                                                            -----------      ---------      ------------
  Total assets .........................................    $ 2,553,049      $ 120,434      $ 11,193,428
                                                            -----------      ---------      ------------
Liabilities:
Payable for The Trusts shares purchased ................          4,278             --            44,695
Payable for policy-related transactions ................             --             --                --
                                                            -----------      ---------      ------------
  Total liabilities ....................................          4,278             --            44,695
                                                            -----------      ---------      ------------
Net Assets .............................................    $ 2,548,771      $ 120,434      $ 11,148,733
                                                            ===========      =========      ============
Net Assets:
Accumulation Units .....................................    $ 2,548,771      $ 120,050      $ 11,140,859
Accumulation nonunitized ...............................            --              --                --
Retained by Equitable Life in Separate Account FP ......             (0)           384             7,874
                                                            -----------      ---------      ------------
Total net assets .......................................    $ 2,548,771      $ 120,434      $ 11,148,733
                                                            ===========      =========      ============
Investments in shares of The Trusts, at cost ...........    $ 2,441,225      $ 104,639      $  9,523,201
The Trusts shares held
 Class A ...............................................             --         19,488           810,299
 Class B ...............................................        204,721             --                --


                                                                                                  Vanguard VIF
                                                          PIMCO Total Return   U.S. Real Estate   Equity Index
                                                         -------------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $ 163,693         $ 12,754,007       $ 932,054
Receivable for The Trusts shares sold ..................              --                   --              --
Receivable for policy-related transactions .............              --               38,285              --
                                                               ---------         ------------       ---------
  Total assets .........................................       $ 163,693         $ 12,792,292       $ 932,054
                                                               ---------         ------------       ---------
Liabilities:
Payable for The Trusts shares purchased ................              --               38,285              --
Payable for policy-related transactions ................             210                   --              --
                                                               ---------         ------------       ---------
  Total liabilities ....................................             210               38,285              --
                                                               ---------         ------------       ---------
Net Assets .............................................       $ 163,483         $ 12,754,007       $ 932,054
                                                               =========         ============       =========
Net Assets:
Accumulation Units .....................................       $ 161,265         $ 12,747,407       $ 929,196
Accumulation nonunitized ...............................              --                   --              --
Retained by Equitable Life in Separate Account FP ......           2,218                6,600           2,858
                                                               ---------         ------------       ---------
Total net assets .......................................       $ 163,483         $ 12,754,007       $ 932,054
                                                               =========         ============       =========
Investments in shares of The Trusts, at cost ...........       $ 162,229         $ 11,035,973       $ 824,062
The Trusts shares held
 Class A ...............................................          15,648              818,614          35,079
 Class B ...............................................              --                   --              --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 109.58                       1
AXA Aggressive Allocation ..................     Class A 0.60%          $ 109.42                       4
AXA Aggressive Allocation ..................     Class A 0.80%          $ 109.36                      --
AXA Aggressive Allocation ..................     Class A 0.90%          $ 109.34                      --
AXA Aggressive Allocation ..................     Class B 0.60%          $ 109.35                       1
AXA Aggressive Allocation ..................     Class B 0.90%          $ 109.27                      --
AXA Conservative Allocation ................     Class A 0.00%          $ 102.56                      --
AXA Conservative Allocation ................     Class A 0.60%          $ 102.41                      --
AXA Conservative Allocation ................     Class A 0.80%          $ 102.36                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 102.33                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 102.34                      --
AXA Conservative Allocation ................     Class B 0.90%          $ 102.27                      --
AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 104.56                      --
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 104.40                       2
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 104.35                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 104.32                      --
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 104.34                      --
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 104.26                      --
AXA Moderate Allocation ....................     Class A 0.00%          $ 217.54                     409
AXA Moderate Allocation ....................     Class A 0.60%          $ 503.84                   2,331
AXA Moderate Allocation ....................     Class A 0.80%          $ 166.32                      23
AXA Moderate Allocation ....................     Class A 0.90%          $ 212.66                     460
AXA Moderate Allocation ....................     Class B 0.60%          $ 108.53                     600
AXA Moderate Allocation ....................     Class B 0.90%          $ 116.91                      --
AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 108.39                       1
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 108.23                       9
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 108.17                      --
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 108.14                      --
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 108.16                       1
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 108.08                      --
AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 137.53                     322
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 568.35                     757
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $  84.96                      32
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 153.75                     157
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $ 137.53                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  69.81                     180
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  68.67                      --
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 106.78                      29
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 111.27                      --
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 112.23                      58
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 110.88                     261
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 110.44                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 110.22                      19
AXA Premier VIP Health Care ................     Class A 0.00%          $ 129.56                       6
AXA Premier VIP Health Care ................     Class A 0.60%          $ 102.07                       1
AXA Premier VIP Health Care ................     Class B 0.00%          $ 102.58                      25
AXA Premier VIP Health Care ................     Class B 0.60%          $ 101.35                      70
AXA Premier VIP Health Care ................     Class B 0.80%          $ 100.95                      --
AXA Premier VIP Health Care ................     Class B 0.90%          $ 100.74                       7

   The accompanying notes are an integral part of these financial statements.
                                      A-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP High Yield ....................     Class A 0.00%          $ 176.48                    191
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 318.31                    443
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 128.91                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 194.09                     59
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 176.48                     --
AXA Premier VIP High Yield ....................     Class B 0.60%          $  91.32                    167
AXA Premier VIP High Yield ....................     Class B 0.90%          $  89.83                     --
AXA Premier VIP International Equity ..........     Class A 0.00%          $ 143.85                      8
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 107.30                     --
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 137.77                     --
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 105.03                     33
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 137.02                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 104.39                      4
AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 135.81                      6
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $  99.25                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 123.43                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $  98.07                     11
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 122.76                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $  97.48                      1
AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 134.89                      9
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $  94.07                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 122.51                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $  88.78                     51
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 121.84                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  88.25                      9
AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 138.26                      5
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 103.50                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 127.60                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 103.82                     25
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 126.90                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 103.20                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.00%          $ 151.50                     12
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.60%          $  91.50                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.00%          $ 136.50                      3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.60%          $  87.07                     65
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.80%          $ 135.75                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.90%          $  86.54                      4
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 157.16                      8
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.60%          $ 103.10                      1
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.00%          $ 105.03                     27
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.60%          $ 103.78                    186
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.80%          $ 103.36                     --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.90%          $ 103.15                     15
AXA Premier VIP Technology ....................     Class A 0.00%          $ 177.01                      6
AXA Premier VIP Technology ....................     Class A 0.60%          $  97.82                     --
AXA Premier VIP Technology ....................     Class B 0.00%          $ 146.81                      3
AXA Premier VIP Technology ....................     Class B 0.60%          $  89.41                     72
AXA Premier VIP Technology ....................     Class B 0.80%          $ 146.00                     --
AXA Premier VIP Technology ....................     Class B 0.90%          $  88.87                      5

   The accompanying notes are an integral part of these financial statements.
                                      A-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.00%          $  96.40                       2
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.60%          $  96.00                      11
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.80%          $  95.87                      --
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.90%          $  95.80                       1
Davis Value ............................................     Class A 0.60%          $ 114.61                       2
EQ/Alliance Common Stock ...............................     Class A 0.00%          $ 266.82                     664
EQ/Alliance Common Stock ...............................     Class A 0.60%          $ 728.09                   2,441
EQ/Alliance Common Stock ...............................     Class A 0.80%          $ 179.11                      71
EQ/Alliance Common Stock ...............................     Class A 0.90%          $ 308.18                     422
EQ/Alliance Common Stock ...............................     Class B 0.60%          $  99.63                   1,658
EQ/Alliance Common Stock ...............................     Class B 0.90%          $  98.01                      --
EQ/Alliance Growth and Income ..........................     Class A 0.00%          $ 301.40                     198
EQ/Alliance Growth and Income ..........................     Class A 0.60%          $ 280.34                     865
EQ/Alliance Growth and Income ..........................     Class A 0.80%          $ 220.57                      15
EQ/Alliance Growth and Income ..........................     Class A 0.90%          $ 271.78                     119
EQ/Alliance Growth and Income ..........................     Class B 0.60%          $ 114.06                     805
EQ/Alliance Growth and Income ..........................     Class B 0.90%          $ 129.60                      --
EQ/Alliance Intermediate Government Securities .........     Class A 0.00%          $ 179.15                     309
EQ/Alliance Intermediate Government Securities .........     Class A 0.60%          $ 207.66                     458
EQ/Alliance Intermediate Government Securities .........     Class A 0.80%          $ 150.49                       4
EQ/Alliance Intermediate Government Securities .........     Class A 0.90%          $ 172.44                      66
EQ/Alliance Intermediate Government Securities .........     Class B 0.60%          $ 127.61                     230
EQ/Alliance Intermediate Government Securities .........     Class B 0.90%          $ 128.60                      --
EQ/Alliance International ..............................     Class A 0.00%          $ 130.75                     358
EQ/Alliance International ..............................     Class A 0.60%          $ 124.04                   3,046
EQ/Alliance International ..............................     Class A 0.80%          $ 103.27                      18
EQ/Alliance International ..............................     Class A 0.90%          $ 120.80                     256
EQ/Alliance International ..............................     Class B 0.60%          $  93.97                     464
EQ/Alliance International ..............................     Class B 0.90%          $  90.72                      --
EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 123.92                       8
EQ/Alliance Premier Growth .............................     Class A 0.60%          $  89.23                      --
EQ/Alliance Premier Growth .............................     Class B 0.00%          $  62.92                     118
EQ/Alliance Premier Growth .............................     Class B 0.60%          $  61.21                   1,356
EQ/Alliance Premier Growth .............................     Class B 0.80%          $  60.65                       9
EQ/Alliance Premier Growth .............................     Class B 0.90%          $  60.37                      61
EQ/Alliance Quality Bond ...............................     Class A 0.00%          $ 194.07                     229
EQ/Alliance Quality Bond ...............................     Class A 0.60%          $ 172.12                     468
EQ/Alliance Quality Bond ...............................     Class A 0.80%          $ 160.34                       3
EQ/Alliance Quality Bond ...............................     Class A 0.90%          $ 166.87                      43
EQ/Alliance Quality Bond ...............................     Class B 0.60%          $ 129.57                     222
EQ/Alliance Quality Bond ...............................     Class B 0.90%          $ 129.67                      --
EQ/Alliance Small Cap Growth ...........................     Class A 0.00%          $ 151.93                     188
EQ/Alliance Small Cap Growth ...........................     Class A 0.60%          $ 145.95                     663
EQ/Alliance Small Cap Growth ...........................     Class A 0.80%          $ 144.00                       7
EQ/Alliance Small Cap Growth ...........................     Class A 0.90%          $ 143.04                      70
EQ/Alliance Small Cap Growth ...........................     Class B 0.00%          $ 114.01                      --
EQ/Alliance Small Cap Growth ...........................     Class B 0.60%          $ 110.33                     384
EQ/Alliance Small Cap Growth ...........................     Class B 0.90%          $ 108.53                      --
EQ/Bernstein Diversified Value .........................     Class A 0.00%          $ 142.16                      25

   The accompanying notes are an integral part of these financial statements.
                                      A-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Bernstein Diversified Value ............     Class A 0.60%          $ 106.11                       3
EQ/Bernstein Diversified Value ............     Class B 0.00%          $ 108.34                     256
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 104.97                      13
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 122.23                     968
EQ/Bernstein Diversified Value ............     Class B 0.80%          $ 104.61                       6
EQ/Bernstein Diversified Value ............     Class B 0.90%          $ 120.24                      94
EQ/Calvert Socially Responsible ...........     Class A 0.00%          $ 131.93                       2
EQ/Calvert Socially Responsible ...........     Class B 0.60%          $  82.09                      --
EQ/Calvert Socially Responsible ...........     Class B 0.90%          $  81.01                      --
EQ/Capital Guardian International .........     Class A 0.00%          $ 141.97                      --
EQ/Capital Guardian International .........     Class A 0.60%          $ 110.29                       1
EQ/Capital Guardian International .........     Class B 0.60%          $  91.17                      26
EQ/Capital Guardian International .........     Class B 0.90%          $  89.98                      --
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 143.32                       1
EQ/Capital Guardian Research ..............     Class A 0.60%          $  97.73                      --
EQ/Capital Guardian Research ..............     Class B 0.00%          $ 111.06                     127
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 108.19                     526
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 107.25                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 106.79                      38
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 152.80                       7
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 103.19                       2
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 109.44                      56
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 106.62                     367
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 105.70                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 105.23                      27
EQ/Emerging Markets Equity ................     Class A 0.00%          $ 174.14                       5
EQ/Emerging Markets Equity ................     Class B 0.00%          $  95.11                     126
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 124.11                      18
EQ/Emerging Markets Equity ................     Class B 0.60%          $  91.54                     572
EQ/Emerging Markets Equity ................     Class B 0.80%          $  90.37                       3
EQ/Emerging Markets Equity ................     Class B 0.90%          $  89.79                      37
EQ/Equity 500 Index .......................     Class A 0.00%          $ 271.10                     520
EQ/Equity 500 Index .......................     Class A 0.60%          $ 258.20                   1,482
EQ/Equity 500 Index .......................     Class A 0.80%          $ 178.30                      20
EQ/Equity 500 Index .......................     Class A 0.90%          $ 250.64                     218
EQ/Equity 500 Index .......................     Class B 0.60%          $  84.13                   1,053
EQ/Equity 500 Index .......................     Class B 0.90%          $  95.23                      --
EQ/Evergreen Omega ........................     Class A 0.00%          $ 141.17                      --
EQ/Evergreen Omega ........................     Class B 0.00%          $  82.41                      20
EQ/Evergreen Omega ........................     Class B 0.60%          $  77.80                      65
EQ/Evergreen Omega ........................     Class B 0.80%          $  79.58                      --
EQ/Evergreen Omega ........................     Class B 0.90%          $  79.24                       5
EQ/FI Mid Cap .............................     Class A 0.00%          $ 156.23                      17
EQ/FI Mid Cap .............................     Class A 0.60%          $ 115.85                       1
EQ/FI Mid Cap .............................     Class B 0.00%          $ 101.82                      92
EQ/FI Mid Cap .............................     Class B 0.60%          $  99.80                     551
EQ/FI Mid Cap .............................     Class B 0.80%          $  99.13                       2
EQ/FI Mid Cap .............................     Class B 0.90%          $  98.80                      22

   The accompanying notes are an integral part of these financial statements.
                                      A-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/FI Small/Mid Cap Value ................     Class A 0.00%          $ 143.12                      19
EQ/FI Small/Mid Cap Value ................     Class A 0.60%          $ 107.10                       4
EQ/FI Small/Mid Cap Value ................     Class B 0.00%          $ 135.65                     162
EQ/FI Small/Mid Cap Value ................     Class B 0.60%          $ 126.58                      49
EQ/FI Small/Mid Cap Value ................     Class B 0.60%          $ 130.31                   1,018
EQ/FI Small/Mid Cap Value ................     Class B 0.80%          $ 128.57                       6
EQ/FI Small/Mid Cap Value ................     Class B 0.90%          $ 127.71                      81
EQ/J.P. Morgan Core Bond .................     Class A 0.00%          $ 105.93                      19
EQ/J.P. Morgan Core Bond .................     Class A 0.60%          $ 112.19                      --
EQ/J.P. Morgan Core Bond .................     Class B 0.60%          $ 133.66                      28
EQ/J.P. Morgan Core Bond .................     Class B 0.60%          $ 135.98                      48
EQ/J.P. Morgan Core Bond .................     Class B 0.90%          $ 133.77                      --
EQ/Janus Large Cap Growth ................     Class A 0.00%          $ 131.17                      --
EQ/Janus Large Cap Growth ................     Class A 0.60%          $  89.45                      --
EQ/Janus Large Cap Growth ................     Class B 0.00%          $  56.97                      59
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  55.84                     309
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  55.47                       1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  55.28                      14
EQ/Lazard Small Cap Value ................     Class A 0.00%          $ 150.91                       9
EQ/Lazard Small Cap Value ................     Class A 0.60%          $ 150.69                      --
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 162.76                      --
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 153.36                       6
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 157.51                      15
EQ/Lazard Small Cap Value ................     Class B 0.90%          $ 154.95                      --
EQ/Marsico Focus .........................     Class A 0.00%          $ 127.32                      28
EQ/Marsico Focus .........................     Class A 0.60%          $ 127.14                      --
EQ/Marsico Focus .........................     Class B 0.00%          $ 123.22                      80
EQ/Marsico Focus .........................     Class B 0.60%          $ 121.57                     428
EQ/Marsico Focus .........................     Class B 0.80%          $ 121.02                       2
EQ/Marsico Focus .........................     Class B 0.90%          $ 120.75                      30
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 149.21                      14
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 148.99                      --
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 200.36                     155
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 192.48                     589
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 125.87                      45
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 189.91                       5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 188.64                      51
EQ/Mercury International Value ...........     Class A 0.00%          $ 135.63                      14
EQ/Mercury International Value ...........     Class A 0.60%          $ 104.12                       1
EQ/Mercury International Value ...........     Class B 0.00%          $ 101.19                     145
EQ/Mercury International Value ...........     Class B 0.60%          $ 106.29                      11
EQ/Mercury International Value ...........     Class B 0.60%          $ 108.53                     552
EQ/Mercury International Value ...........     Class B 0.80%          $  97.70                       3
EQ/Mercury International Value ...........     Class B 0.90%          $ 106.76                      69
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 133.42                       6
EQ/MFS Emerging Growth Companies .........     Class A 0.60%          $  89.12                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.00%          $ 130.03                     151
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $  71.77                      92
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $ 124.91                   1,038
EQ/MFS Emerging Growth Companies .........     Class B 0.80%          $ 123.24                      10

   The accompanying notes are an integral part of these financial statements.
                                      A-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/MFS Emerging Growth Companies ...........     Class B 0.90%          $ 122.42                      67
EQ/MFS Investors Trust .....................     Class A 0.00%          $ 126.55                      --
EQ/MFS Investors Trust .....................     Class A 0.60%          $  95.39                      --
EQ/MFS Investors Trust .....................     Class B 0.00%          $  83.25                      15
EQ/MFS Investors Trust .....................     Class B 0.60%          $  80.99                      98
EQ/MFS Investors Trust .....................     Class B 0.80%          $  80.25                      --
EQ/MFS Investors Trust .....................     Class B 0.90%          $  79.88                      13
EQ/Money Market ............................     Class A 0.00%          $ 146.53                     687
EQ/Money Market ............................     Class A 0.60%          $ 222.36                     823
EQ/Money Market ............................     Class A 0.80%          $ 128.14                       4
EQ/Money Market ............................     Class A 0.90%          $ 143.25                     108
EQ/Money Market ............................     Class B 0.60%          $ 115.75                     703
EQ/Money Market ............................     Class B 0.90%          $ 113.86                      --
EQ/Putnam Growth & Income Value ............     Class A 0.00%          $ 138.60                      --
EQ/Putnam Growth & Income Value ............     Class B 0.00%          $ 132.10                      50
EQ/Putnam Growth & Income Value ............     Class B 0.60%          $  89.06                      26
EQ/Putnam Growth & Income Value ............     Class B 0.60%          $ 126.91                     171
EQ/Putnam Growth & Income Value ............     Class B 0.80%          $ 125.21                       2
EQ/Putnam Growth & Income Value ............     Class B 0.90%          $ 124.37                      18
EQ/Putnam Voyager ..........................     Class A 0.00%          $ 127.35                      --
EQ/Putnam Voyager ..........................     Class B 0.60%          $  68.73                       6
EQ/Putnam Voyager ..........................     Class B 0.60%          $  78.29                      19
EQ/Putnam Voyager ..........................     Class B 0.90%          $  77.01                      --
EQ/Small Company Index .....................     Class A 0.00%          $ 162.91                       7
EQ/Small Company Index .....................     Class A 0.60%          $ 143.50                      42
EQ/Small Company Index .....................     Class A 0.60%          $ 111.25                       3
EQ/Small Company Index .....................     Class B 0.60%          $ 127.41                       2
EQ/Small Company Index .....................     Class B 0.60%          $ 129.07                      18
EQ/Small Company Index .....................     Class B 0.80%          $ 143.06                      --
EQ/Small Company Index .....................     Class B 0.90%          $ 126.96                      --
EQ/Small Company Index .....................     Class B 0.90%          $ 142.96                       3
EQ/Technology ..............................     Class A 0.00%          $ 160.13                      --
EQ/Technology ..............................     Class B 0.00%          $  42.86                     144
EQ/Technology ..............................     Class B 0.60%          $  41.91                   1,037
EQ/Technology ..............................     Class B 0.80%          $  41.60                       4
EQ/Technology ..............................     Class B 0.90%          $  41.44                      49
Fidelity VIP Asset Manager: Growth .........     Class B 0.00%          $ 118.93                      10
Fidelity VIP Contrafund ....................     Class B 0.00%          $ 127.04                      23
Fidelity VIP Equity-Income .................     Class B 0.00%          $ 130.01                      20
Fidelity VIP Growth & Income ...............     Class B 0.00%          $ 117.50                      14
Fidelity VIP High Income ...................     Class B 0.00%          $ 114.31                      22
Fidelity VIP Investment Grade Bond .........     Class B 0.00%          $ 102.43                      36
Fidelity VIP Mid Cap .......................     Class B 0.00%          $ 143.96                      12
Fidelity VIP Value .........................     Class B 0.00%          $ 127.90                       7
Fidelity VIP Value Strategies ..............     Class B 0.00%          $ 154.26                      17

   The accompanying notes are an integral part of these financial statements.
                                      A-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
MFS Mid Cap Growth ................     Class A 0.60%          $ 106.65                     1
PEA Renaissance ...................     Class A 0.00%          $ 188.48                    27
PEA Renaissance ...................     Class A 0.60%          $ 160.83                    34
PEA Renaissance ...................     Class A 0.60%          $ 136.30                     1
PEA Renaissance ...................     Class A 0.80%          $ 160.61                    --
PEA Renaissance ...................     Class A 0.90%          $ 160.50                     3
PIMCO Total Return ................     Class A 0.60%          $ 110.16                     1
U.S. Real Estate ..................     Class A 0.00%          $ 144.52                    57
U.S. Real Estate ..................     Class A 0.60%          $ 129.19                    31
U.S. Real Estate ..................     Class A 0.80%          $ 129.01                    --
U.S. Real Estate ..................     Class A 0.90%          $ 128.93                     3
Vanguard VIF Equity Index .........     Class A 0.60%          $  98.77                     9


   The accompanying notes are an integral part of these financial statements.
                                      A-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (i)    Allocation (i)        Allocation (i)
                                                   ---------------- ------------------ -----------------------
                                                         2003              2003                  2003
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 2,871            $459                 $2,192
 Expenses:
  Mortality and expense risk charges .............          174              24                    116
                                                        -------            ----                 ------
Net Investment Income (Loss) .....................        2,697             435                  2,076
                                                        -------            ----                 ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        3,333              83                    436
  Realized gain distribution from The Trusts .....           --              --                     --
                                                        -------            ----                 ------
 Net realized gain (loss) ........................        3,333              83                    436
                                                        -------            ----                 ------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,782              16                  2,052
                                                        -------            ----                 ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       13,115              99                  2,488
                                                        -------            ----                 ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $15,812            $534                 $4,564
                                                        =======            ====                 ======



                                                                       AXA Moderate                      AXA Moderate-Plus
                                                                        Allocation                         Allocation (i)
                                                   ---------------------------------------------------- -------------------
                                                         2003              2002              2001               2003
                                                   ---------------- ------------------ ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 32,512,787     $   16,274,937    $  18,337,028         $ 8,261
 Expenses:
  Mortality and expense risk charges .............      7,938,348          4,161,177        3,720,250             635
                                                     ------------     --------------    -------------         -------
Net Investment Income (Loss) .....................     24,574,439         12,113,760       14,616,778           7,626
                                                     ------------     --------------    -------------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (417,569)       (73,919,467)      (7,624,110)             47
  Realized gain distribution from The Trusts .....             --                 --               --              --
                                                     ------------     --------------    -------------         -------
 Net realized gain (loss) ........................       (417,569)       (73,919,467)      (7,624,110)             47
                                                     ------------     --------------    -------------         -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    208,496,236        (47,302,906)     (31,738,236)         34,010
                                                     ------------     --------------    -------------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    208,078,667       (121,222,373)     (39,362,346)         34,057
                                                     ------------     --------------    -------------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $232,653,106     $ (109,108,613)   $ (24,745,568)        $41,683
                                                     ============     ==============    =============         =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     AXA Premier VIP
                                                                    Aggressive Equity
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   --------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $       63,335    $    3,459,227
 Expenses:
  Mortality and expense risk charges .............      2,502,472        2,736,010         3,763,915
                                                    -------------   --------------    --------------
Net Investment Income (Loss) .....................     (2,502,472)      (2,672,675)         (304,688)
                                                    -------------   --------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (12,236,585)     (59,641,031)     (212,487,401)
  Realized gain distribution from The Trusts .....                              --                --
                                                    -------------   --------------    --------------
 Net realized gain (loss) ........................    (12,236,585)     (59,641,031)     (212,487,401)
                                                    -------------   --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    155,648,109     (105,197,028)        3,263,156
                                                    -------------   --------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    143,411,524     (164,838,059)     (209,224,245)
                                                    -------------   --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 140,909,052   $ (167,510,734)   $ (209,528,933)
                                                    =============   ==============    ==============


                                                        AXA Premier VIP           AXA Premier VIP
                                                         Core Bond (e)            Health Care (e)
                                                   ------------------------- --------------------------
                                                        2003         2002        2003          2002
                                                   ------------- ----------- ------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $1,140,522    $420,336    $   96,313    $      --
 Expenses:
  Mortality and expense risk charges .............     157,141      30,415        27,721        6,461
                                                    ----------    --------    ----------    ---------
Net Investment Income (Loss) .....................     983,381     389,921        68,592       (6,461)
                                                    ----------    --------    ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     170,271      66,068       198,489      (61,765)
  Realized gain distribution from The Trusts .....         100          --           530           --
                                                    ----------    --------    ----------    ---------
 Net realized gain (loss) ........................     170,371      66,068       199,019      (61,765)
                                                    ----------    --------    ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (201,692)    118,318     1,168,545      (27,114)
                                                    ----------    --------    ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (31,321)    184,386     1,367,564      (88,879)
                                                    ----------    --------    ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  952,060    $574,307    $1,436,156    $ (95,340)
                                                    ==========    ========    ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   AXA Premier VIP
                                                                     High Yield
                                                   -----------------------------------------------
                                                        2003           2002             2001
                                                   ------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 9,929,827   $  11,321,068    $   11,845,816
 Expenses:
  Mortality and expense risk charges .............      790,726         639,984           663,565
                                                    -----------   -------------    --------------
Net Investment Income (Loss) .....................    9,139,101      10,681,084        11,182,251
                                                    -----------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      599,730     (14,071,175)      (19,177,544)
  Realized gain distribution from The Trusts .....           --              --                --
                                                    -----------   -------------    --------------
 Net realized gain (loss) ........................      599,730     (14,071,175)      (19,177,544)
                                                    -----------   -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   20,725,848        (252,884)        8,741,806
                                                    -----------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   21,325,578     (14,324,059)      (10,435,738)
                                                    -----------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $30,464,679   $  (3,642,975)   $      746,513
                                                    ===========   =============    ==============


                                                      AXA Premier VIP        AXA Premier VIP
                                                    International Equity  Large Cap Core Equity
                                                            (e)                    (e)
                                                   ---------------------- ---------------------
                                                      2003        2002        2003       2002
                                                   ---------- ----------- ----------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 23,392   $     --    $  3,606    $   25
 Expenses:
  Mortality and expense risk charges .............     4,044        135       2,186         7
                                                    --------   --------    --------    ------
Net Investment Income (Loss) .....................    19,348       (135)      1,420        18
                                                    --------   --------    --------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,403     (1,759)     20,389        --
  Realized gain distribution from The Trusts .....        --         --          --        --
                                                    --------   --------    --------    ------
 Net realized gain (loss) ........................    12,403     (1,759)     20,389        --
                                                    --------   --------    --------    ------
 Change in unrealized appreciation
  (depreciation) of investments ..................   455,052     (1,906)    150,285      (397)
                                                    --------   --------    --------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   467,455     (3,665)    170,674      (397)
                                                    --------   --------    --------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $486,803   $ (3,800)   $172,094    $ (379)
                                                    ========   ========    ========    ======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Premier VIP        AXA Premier VIP
                                                    Large Cap Growth (e)    Large Cap Value (e)
                                                   ----------------------- ----------------------
                                                       2003        2002       2003        2002
                                                   ----------- ----------- ---------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     --    $     --    $ 54,985   $    973
 Expenses:
  Mortality and expense risk charges .............     9,390         133       5,411        275
                                                    --------    --------    --------   --------
Net Investment Income (Loss) .....................    (9,930)       (133)     49,574        698
                                                    --------    --------    --------   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   110,054        (116)     33,880        654
  Realized gain distribution from The Trusts .....        --          --          --         --
                                                    --------    --------    --------   --------
 Net realized gain (loss) ........................   110,054        (116)     33,880        654
                                                    --------    --------    --------   --------
 Change in unrealized appreciation
  (depreciation) of investments ..................   394,490      (4,016)    321,233     (2,971)
                                                    --------    --------    --------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   504,544      (4,132)    355,113     (2,317)
                                                    --------    --------    --------   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $495,154    $ (4,265)   $404,687   $ (1,619)
                                                    ========    ========    ========   ========



                                                       AXA Premier VIP           AXA Premier VIP
                                                   Small/Mid Cap Growth(e)    Small/Mid Cap Value (e)
                                                   ---------------------- ----------------------------
                                                      2003        2002         2003          2002
                                                   ---------- ----------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 80,629   $     --    $   58,907     $       --
 Expenses:
  Mortality and expense risk charges .............    10,298        133        64,546         12,312
                                                    --------   --------    ----------     ----------
Net Investment Income (Loss) .....................    70,331       (133)       (5,639)       (12,312)
                                                    --------   --------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   192,352       (519)      876,299       (368,050)
  Realized gain distribution from The Trusts .....    10,716         --        69,152             --
                                                    --------   --------    ----------     ----------
 Net realized gain (loss) ........................   203,068       (519)      945,451       (368,050)
                                                    --------   --------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   457,654     (1,413)    4,000,286       (101,311)
                                                    --------   --------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   660,722     (1,932)    4,945,737       (469,361)
                                                    --------   --------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $731,053   $ (2,065)   $4,940,098     $ (481,673)
                                                    ========   ========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA Rosenberg
                                                       AXA Premier VIP          VIT Value
                                                       Technology (e)       Long/Short Equity     Davis Value (f)
                                                   ----------------------- ------------------- ---------------------
                                                       2003        2002            2003           2003       2002
                                                   ----------- ----------- ------------------- --------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $193,807    $     --        $      --       $ 3,353    $ 120
 Expenses:
  Mortality and expense risk charges .............    11,461          40            6,974           754       15
                                                    --------    --------        ---------       -------    ------
Net Investment Income (Loss) .....................   182,346         (40)          (6,974)        2,599      105
                                                    --------    --------        ---------       -------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   104,716        (513)         (37,493)        1,656       (4)
  Realized gain distribution from The Trusts .....         7          --               --            --       --
                                                    --------    --------        ---------       -------    -------
 Net realized gain (loss) ........................   104,723        (513)         (37,493)        1,656       (4)
                                                    --------    --------        ---------       -------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................   392,166      (5,029)         (15,109)       37,531     (168)
                                                    --------    --------        ---------       -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   496,889      (5,542)         (52,602)       39,187     (172)
                                                    --------    --------        ---------       -------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $679,235    $ (5,582)       $ (59,576)      $41,786    $ (67)
                                                    ========    ========        =========       =======    =======


                                                                 EQ/Alliance Common Stock
                                                   -----------------------------------------------------
                                                         2003              2002               2001
                                                   ---------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  32,747,758     $      998,921    $   66,366,976
 Expenses:
  Mortality and expense risk charges .............     10,774,949         11,182,451        16,024,667
                                                    -------------     --------------    --------------
Net Investment Income (Loss) .....................     21,972,809        (10,183,530)       50,342,309
                                                    -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (98,013,729)      (282,690,026)     (102,598,622)
  Realized gain distribution from The Trusts .....             --                 --         3,428,990
                                                    -------------     --------------    --------------
 Net realized gain (loss) ........................    (98,013,729)      (282,690,026)      (99,169,632)
                                                    -------------     --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    829,623,818       (562,599,358)     (277,010,784)
                                                    -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    731,610,089       (845,289,384)     (376,180,416)
                                                    -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 753,582,898     $ (855,472,914)   $ (325,838,107)
                                                    =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Growth and Income
                                                   -------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    4,867,999   $   5,048,679    $   3,584,835
 Expenses:
  Mortality and expense risk charges .............       1,995,614       1,955,357        1,879,561
                                                    --------------   -------------    -------------
Net Investment Income (Loss) .....................       2,872,385       3,093,322        1,705,274
                                                    --------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (10,016,865)    (12,331,969)      (9,356,403)
  Realized gain distribution from The Trusts .....              --              --       15,642,007
                                                    --------------   -------------    -------------
 Net realized gain (loss) ........................     (10,016,865)    (12,331,969)       6,285,604
                                                    --------------   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     105,430,090     (79,684,492)     (14,338,526)
                                                    --------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      95,413,225     (92,016,461)      (8,052,922)
                                                    --------------   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   98,285,610   $ (88,923,139)   $  (6,347,648)
                                                    ==============   =============    =============


                                                       EQ/Alliance Intermediate Government
                                                                   Securities
                                                   -------------------------------------------
                                                         2003           2002          2001
                                                   --------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   7,868,505   $ 8,212,241   $4,259,499
 Expenses:
  Mortality and expense risk charges .............        761,468       422,617      252,420
                                                    -------------   -----------   ----------
Net Investment Income (Loss) .....................      7,107,037     7,789,624    4,007,079
                                                    -------------   -----------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,750,469     3,211,141    1,290,483
  Realized gain distribution from The Trusts .....         69,614       223,853           --
                                                    -------------   -----------   ----------
 Net realized gain (loss) ........................      2,820,083     3,434,994    1,290,483
                                                    -------------   -----------   ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (5,661,973)    1,872,609    1,797,986
                                                    -------------   -----------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,841,890)    5,307,603    3,088,469
                                                    -------------   -----------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,265,147   $13,097,227   $7,095,548
                                                    =============   ===========   ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Alliance International
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   --------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,384,605     $          --     $   1,012,415
 Expenses:
  Mortality and expense risk charges .............     2,396,400           512,469           324,908
                                                    ------------     -------------     -------------
Net Investment Income (Loss) .....................     5,988,205          (512,469)          687,507
                                                    ------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,479,090)       (7,215,832)       (8,267,592)
  Realized gain distribution from The Trusts .....            --                --           262,362
                                                    ------------     -------------     -------------
 Net realized gain (loss) ........................    (1,479,090)       (7,215,832)       (8,005,230)
                                                    ------------     -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   125,782,343        (8,098,384)       (9,474,456)
                                                    ------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   124,303,253       (15,314,216)      (17,479,686)
                                                    ------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $130,291,458     $ (15,826,685)    $ (16,792,179)
                                                    ============     =============     =============


                                                               EQ/Alliance Premier Growth
                                                   --------------------------------------------------
                                                         2003            2002              2001
                                                   --------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $          --    $        9,667
 Expenses:
  Mortality and expense risk charges .............       488,466          533,187           955,890
                                                    ------------    -------------    --------------
Net Investment Income (Loss) .....................      (488,466)        (533,187)         (946,223)
                                                    ------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (5,919,173)     (12,440,696)     (127,060,769)
  Realized gain distribution from The Trusts .....            --               --                --
                                                    ------------    -------------    --------------
 Net realized gain (loss) ........................    (5,919,173)     (12,440,696)     (127,060,769)
                                                    ------------    -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    23,984,232      (23,255,572)       66,507,612
                                                    ------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    18,065,059      (35,696,268)      (60,553,157)
                                                    ------------    -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 17,576,593    $ (36,229,455)   $  (61,499,380)
                                                    ============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Quality Bond
                                                   ---------------------------------------------
                                                         2003           2002           2001
                                                   --------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   4,429,515   $ 6,403,317   $  7,364,252
 Expenses:
  Mortality and expense risk charges .............        769,108       675,800        885,373
                                                    -------------   -----------   ------------
Net Investment Income (Loss) .....................      3,660,407     5,727,517      6,478,879
                                                    -------------   -----------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,360,779     2,376,449     16,218,499
  Realized gain distribution from The Trusts .....        489,182       266,874             --
                                                    -------------   -----------   ------------
 Net realized gain (loss) ........................      3,849,961     2,643,323     16,218,499
                                                    -------------   -----------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,010,661)    3,131,824     (6,369,381)
                                                    -------------   -----------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,839,300     5,775,147      9,849,118
                                                    -------------   -----------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,499,707   $11,502,664   $ 16,327,997
                                                    =============   ===========   ============


                                                             EQ/Alliance Small Cap Growth
                                                   -------------------------------------------------
                                                         2003            2002             2001
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $          --    $   1,582,483
 Expenses:
  Mortality and expense risk charges .............       754,298          706,838          753,493
                                                    ------------    -------------    -------------
Net Investment Income (Loss) .....................      (754,298)        (706,838)         828,990
                                                    ------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,849,200)     (10,597,509)     (29,857,146)
  Realized gain distribution from The Trusts .....            --               --          647,769
                                                    ------------    -------------    -------------
 Net realized gain (loss) ........................    (3,849,200)     (10,597,509)     (29,209,377)
                                                    ------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    54,131,901      (37,690,401)      10,471,452
                                                    ------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    50,282,701      (48,287,876)     (18,737,925)
                                                    ------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 49,528,403    $ (48,994,748)   $ (17,908,935)
                                                    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Bernstein Diversified Value
                                                   -------------------------------------------------
                                                         2003             2002             2001
                                                   --------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  1,873,586     $   1,460,845    $     717,948
 Expenses:
  Mortality and expense risk charges .............       667,973           496,813          236,038
                                                    ------------     -------------    -------------
Net Investment Income (Loss) .....................     1,205,613           964,032          481,910
                                                    ------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,716,205)       (1,010,461)        (429,986)
  Realized gain distribution from The Trusts .....            --                --        1,424,280
                                                    ------------     -------------    -------------
 Net realized gain (loss) ........................    (1,716,205)       (1,010,461)         994,294
                                                    ------------     -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    34,423,648       (15,360,826)      (2,419,314)
                                                    ------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    32,707,443       (16,371,287)      (1,425,020)
                                                    ------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 33,913,056     $ (15,407,255)   $    (943,110)
                                                    ============     =============    =============


                                                    EQ/Calvert Socially
                                                      Responsible (e)        EQ/Capital Guardian International
                                                   --------------------- -----------------------------------------
                                                       2003       2002       2003          2002          2001
                                                   ------------ -------- ------------ ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   --      $  --    $  26,511    $   18,585     $   10,401
 Expenses:
  Mortality and expense risk charges .............         3       (28)      10,998         6,803          3,279
                                                     --------    -----    ---------    ----------     ----------
Net Investment Income (Loss) .....................        (3)       28       15,513        11,782          7,122
                                                     ---------   -----    ---------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         5        --      (29,722)     (102,617)       (15,224)
  Realized gain distribution from The Trusts .....        --        --           --            --             --
                                                     --------    -----    ---------    ----------     ----------
 Net realized gain (loss) ........................         5        --      (29,722)     (102,617)       (15,224)
                                                     --------    -----    ---------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    14,513       844      602,982      (120,182)       (92,323)
                                                     --------    -----    ---------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    14,518       844      573,260      (222,799)      (107,547)
                                                     --------    -----    ---------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $14,515     $ 872    $ 588,773    $ (211,017)    $ (100,425)
                                                     ========    =====    =========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Capital Guardian Research
                                                   -------------------------------------------
                                                        2003            2002          2001
                                                   -------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   280,762    $    113,649    $   15,176
 Expenses:
  Mortality and expense risk charges .............      317,214          71,239        21,187
                                                    -----------    ------------    ----------
Net Investment Income (Loss) .....................      (36,452)         42,410        (6,011)
                                                    -----------    ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (51,548)     (1,282,242)      (96,597)
  Realized gain distribution from The Trusts .....           --              --            --
                                                    -----------    ------------    ----------
 Net realized gain (loss) ........................      (51,548)     (1,282,242)      (96,597)
                                                    -----------    ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   17,301,615      (4,103,762)      105,383
                                                    -----------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   17,250,067      (5,386,004)        8,786
                                                    -----------    ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $17,213,615    $ (5,343,594)   $    2,775
                                                    ===========    ============    ==========


                                                         EQ/Capital Guardian U.S. Equity
                                                   --------------------------------------------
                                                         2003            2002          2001
                                                   --------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   122,471    $     90,926    $  24,798
 Expenses:
  Mortality and expense risk charges .............       184,420          90,310       21,388
                                                     -----------    ------------    ---------
Net Investment Income (Loss) .....................       (61,949)            616        3,410
                                                     -----------    ------------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (331,165)     (1,685,469)     (56,949)
  Realized gain distribution from The Trusts .....             -              --           --
                                                     -----------    ------------    ---------
 Net realized gain (loss) ........................      (331,165)     (1,685,469)     (56,949)
                                                     -----------    ------------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    11,128,907      (2,434,159)     154,385
                                                     -----------    ------------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    10,797,742      (4,119,628)      97,436
                                                     -----------    ------------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $10,735,793    $ (4,119,012)   $ 100,846
                                                     ===========    ============    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Emerging Markets Equity
                                                   ------------------------------------------------
                                                         2003            2002            2001
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    426,668    $         --    $          --
 Expenses:
  Mortality and expense risk charges .............       247,352         201,686          164,902
                                                    ------------    ------------    -------------
Net Investment Income (Loss) .....................       179,316        (201,686)        (164,902)
                                                    ------------    ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,422,158)     (7,917,528)     (15,753,531)
  Realized gain distribution from The Trusts .....            --              --           53,866
                                                    ------------    ------------    -------------
 Net realized gain (loss) ........................    (1,422,158)     (7,917,528)     (15,699,665)
                                                    ------------    ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    23,947,240       4,148,601       13,760,152
                                                    ------------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    22,525,082      (3,768,927)      (1,939,513)
                                                    ------------    ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 22,704,398    $ (3,970,613)   $  (2,104,415)
                                                    ============    ============    =============


                                                                   EQ/Equity 500 Index
                                                   ----------------------------------------------------
                                                         2003              2002              2001
                                                   ---------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   8,782,191     $    6,541,883    $   6,734,669
 Expenses:
  Mortality and expense risk charges .............      2,885,888          2,891,986        3,292,002
                                                    -------------     --------------    -------------
Net Investment Income (Loss) .....................      5,896,303          3,649,897        3,442,667
                                                    -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (13,382,753)       (29,124,066)     (50,673,179)
  Realized gain distribution from The Trusts .....             --            504,613          330,459
                                                    -------------     --------------    -------------
 Net realized gain (loss) ........................    (13,382,753)       (28,619,453)     (50,342,720)
                                                    -------------     --------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    149,731,680       (123,537,945)     (34,420,555)
                                                    -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    136,348,927       (152,157,398)     (84,763,275)
                                                    -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 142,245,230     $ (148,507,501)   $ (81,320,608)
                                                    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Evergreen Omega
                                                   ------------------------------------------
                                                        2003           2002          2001
                                                   -------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $       --    $       --    $      110
 Expenses:
  Mortality and expense risk charges .............       18,089         7,489         4,270
                                                     ----------    ----------    ----------
Net Investment Income (Loss) .....................      (18,089)       (7,489)       (4,160)
                                                     ----------    ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       72,805      (279,818)           --
  Realized gain distribution from The Trusts .....           --            --       (39,991)
                                                     ----------    ----------    ----------
 Net realized gain (loss) ........................       72,805      (279,818)      (39,991)
                                                     ----------    ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,133,755      (223,025)      (69,937)
                                                     ----------    ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,206,560      (502,843)     (109,928)
                                                     ----------    ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,188,471    $ (510,332)   $ (114,088)
                                                     ==========    ==========    ==========


                                                                   EQ/FI Mid Cap
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $        --    $      3,764     $   21,223
 Expenses:
  Mortality and expense risk charges .............       239,968         130,451         44,269
                                                     -----------    ------------     ----------
Net Investment Income (Loss) .....................      (239,968)       (126,687)       (23,046)
                                                     -----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       677,627      (1,266,831)      (487,515)
  Realized gain distribution from The Trusts .....            --              --             --
                                                     -----------    ------------     ----------
 Net realized gain (loss) ........................       677,627      (1,266,831)      (487,515)
                                                     -----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    17,157,921      (3,581,242)       115,983
                                                     -----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,835,548      (4,848,073)      (371,532)
                                                     -----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,595,580    $ (4,974,760)    $ (394,578)
                                                     ===========    ============     ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/FI Small/Mid Cap Value
                                                   ----------------------------------------------
                                                         2003            2002            2001
                                                   --------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   563,971    $     648,299    $  400,316
 Expenses:
  Mortality and expense risk charges .............       754,660          595,561       275,246
                                                     -----------    -------------    ----------
Net Investment Income (Loss) .....................      (190,689)          52,738       125,070
                                                     -----------    -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (841,789)          (6,499)      138,857
  Realized gain distribution from The Trusts .....            --               --            --
                                                     -----------    -------------    ----------
 Net realized gain (loss) ........................      (841,789)          (6,499)      138,857
                                                     -----------    -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    43,232,206      (21,524,362)    2,231,073
                                                     -----------    -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    42,390,417      (21,530,861)    2,369,930
                                                     -----------    -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $42,199,728    $ (21,478,123)   $2,495,000
                                                     ===========    =============    ==========


                                                         EQ/J.P. Morgan Core Bond
                                                   -------------------------------------
                                                        2003         2002        2001
                                                   ------------- ----------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   419,724   $534,940    $ 180,944
 Expenses:
  Mortality and expense risk charges .............       68,021     58,641       14,358
                                                    -----------   --------    ---------
Net Investment Income (Loss) .....................      351,703    476,299      166,586
                                                    -----------   --------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      116,974     50,363       25,154
  Realized gain distribution from The Trusts .....           --     68,611       45,303
                                                    -----------   --------    ---------
 Net realized gain (loss) ........................      116,974    118,974       70,457
                                                    -----------   --------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (139,010)   284,742      (95,335)
                                                    -----------   --------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (22,036)   403,716      (24,878)
                                                    -----------   --------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   329,667   $880,015    $ 141,708
                                                    ===========   ========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Janus Large Cap Growth
                                                   -----------------------------------------------
                                                         2003            2002            2001
                                                   --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $         --    $      1,409
 Expenses:
  Mortality and expense risk charges .............         98,193         79,582          45,823
                                                    -------------   ------------    ------------
Net Investment Income (Loss) .....................        (98,193)       (79,582)        (44,414)
                                                    -------------   ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,023,242)    (1,611,929)     (1,095,410)
  Realized gain distribution from The Trusts .....             --             --              --
                                                    -------------   ------------    ------------
 Net realized gain (loss) ........................     (2,023,242)    (1,611,929)     (1,095,410)
                                                    -------------   ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,526,985     (4,044,944)     (1,003,017)
                                                    -------------   ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      4,503,743     (5,656,873)     (2,098,427)
                                                    -------------   ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,405,550   $ (5,736,455)   $ (2,142,841)
                                                    =============   ============    ============


                                                          EQ/Lazard Small Cap Value
                                                   ---------------------------------------
                                                        2003           2002        2001
                                                   -------------- ------------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   36,291    $   18,020    $ 69,440
 Expenses:
  Mortality and expense risk charges .............       17,204        13,908       4,612
                                                     ----------    ----------    --------
Net Investment Income (Loss) .....................   $   19,087         4,112      64,828
                                                     ----------    ----------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (21,834)       12,285      24,927
  Realized gain distribution from The Trusts .....        8,806        18,365     112,835
                                                     ----------    ----------    --------
 Net realized gain (loss) ........................      (13,028)       30,650     137,762
                                                     ----------    ----------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,164,092      (376,866)     20,327
                                                     ----------    ----------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,151,064      (346,216)    158,089
                                                     ----------    ----------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,170,151    $ (342,104)   $222,917
                                                     ==========    ==========    ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Marsico Focus (c)
                                                   -----------------------------------------
                                                         2003            2002         2001
                                                   --------------- --------------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $        --    $      4,552    $   --
 Expenses:
  Mortality and expense risk charges .............       232,688          45,829       365
                                                     -----------    ------------    ------
Net Investment Income (Loss) .....................      (232,688)        (41,277)     (365)
                                                     -----------    ------------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (67,734)       (259,061)      159
  Realized gain distribution from The Trusts .....            --              --        --
                                                     -----------    ------------    ------
 Net realized gain (loss) ........................       (67,734)       (259,061)      159
                                                     -----------    ------------    ------
 Change in unrealized appreciation
  (depreciation) of investments ..................    12,439,522      (1,429,037)    8,459
                                                     -----------    ------------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    12,371,788      (1,688,098)    8,618
                                                     -----------    ------------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $12,139,100    $ (1,729,375)   $8,253
                                                     ===========    ============    ======


                                                            EQ/Mercury Basic Value Equity
                                                   -----------------------------------------------
                                                         2003             2002            2001
                                                   --------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    736,702     $   1,270,427    $2,910,068
 Expenses:
  Mortality and expense risk charges .............       664,478           567,200       370,568
                                                    ------------     -------------    ----------
Net Investment Income (Loss) .....................        72,224           703,227     2,539,500
                                                    ------------     -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,723,662)       (1,781,633)      164,816
  Realized gain distribution from The Trusts .....            --           671,859     2,018,991
                                                    ------------     -------------    ----------
 Net realized gain (loss) ........................    (1,723,662)       (1,109,774)    2,183,807
                                                    ------------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    38,812,253       (21,147,465)     (467,046)
                                                    ------------     -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    37,088,591       (22,257,239)    1,716,761
                                                    ------------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 37,160,815     $ (21,554,012)   $4,256,261
                                                    ============     =============    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury International Value
                                                   -----------------------------------------------
                                                         2003             2002            2001
                                                   --------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,715,234     $     419,738    $   16,774
 Expenses:
  Mortality and expense risk charges .............       363,935           210,559        10,235
                                                     -----------     -------------    ----------
Net Investment Income (Loss) .....................     1,351,299           209,179         6,539
                                                     -----------     -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (988,834)       (1,892,139)     (213,457)
  Realized gain distribution from The Trusts .....            --                --           152
                                                     -----------     -------------    ----------
 Net realized gain (loss) ........................      (988,834)       (1,892,139)     (213,305)
                                                     -----------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    18,373,517        (9,674,470)     (127,410)
                                                     -----------     -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,384,683       (11,566,609)     (340,715)
                                                     -----------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $18,735,982     $ (11,357,430)   $ (334,176)
                                                     ===========     =============    ==========


                                                            EQ/MFS Emerging Growth Companies
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --   $          --    $       56,327
 Expenses:
  Mortality and expense risk charges .............         809,076         911,294         1,308,762
                                                    --------------   -------------    --------------
Net Investment Income (Loss) .....................        (809,076)       (911,294)       (1,252,435)
                                                    --------------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (17,387,668)    (54,691,176)      (79,597,391)
  Realized gain distribution from The Trusts .....              --              --                --
                                                    --------------   -------------    --------------
 Net realized gain (loss) ........................     (17,387,668)    (54,691,176)      (79,597,391)
                                                    --------------   -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      55,299,579     (18,607,153)      (29,752,357)
                                                    --------------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      37,911,911     (73,298,329)     (109,349,748)
                                                    --------------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   37,102,835   $ (74,209,623)   $ (110,602,183)
                                                    ==============   =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/MFS Investors Trust
                                                   --------------------------------------------
                                                        2003           2002           2001
                                                   ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   56,772    $     38,842     $   17,243
 Expenses:
  Mortality and expense risk charges .............      45,480          30,462         17,100
                                                    ----------    ------------     ----------
Net Investment Income (Loss) .....................      11,292           8,380            143
                                                    ----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (204,383)       (561,412)       (95,215)
  Realized gain distribution from The Trusts .....                          --             --
                                                    ----------    ------------     ----------
 Net realized gain (loss) ........................    (204,383)       (561,412)       (95,215)
                                                    ----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   1,858,590        (729,555)      (389,623)
                                                    ----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,654,207      (1,290,967)      (484,838)
                                                    ----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,665,499    $ (1,282,587)    $ (484,695)
                                                    ==========    ============     ==========


                                                                  EQ/Money Market
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,407,007   $   6,529,434   $ 14,248,528
 Expenses:
  Mortality and expense risk charges .............      2,066,858       2,317,641      2,107,718
                                                    -------------   -------------   ------------
Net Investment Income (Loss) .....................      1,340,149       4,211,793     12,140,810
                                                    -------------   -------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,217,067)     (5,188,291)    (1,312,388)
  Realized gain distribution from The Trusts .....              -              --             --
                                                    -------------   -------------   ------------
 Net realized gain (loss) ........................     (1,217,067)     (5,188,291)    (1,312,388)
                                                    -------------   -------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,228,788       5,378,377      2,210,091
                                                    -------------   -------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         11,721         190,086        897,703
                                                    -------------   -------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,351,870   $   4,401,879   $ 13,038,513
                                                    =============   =============   ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Putnam Growth & Income Value
                                                   ---------------------------------------------
                                                        2003           2002            2001
                                                   ------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  403,638    $    401,563    $    271,562
 Expenses:
  Mortality and expense risk charges .............     145,248         141,789         133,534
                                                    ----------    ------------    ------------
Net Investment Income (Loss) .....................     258,390         259,774         138,028
                                                    ----------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (966,987)     (1,298,427)       (289,234)
  Realized gain distribution from The Trusts .....          --              --              --
                                                    ----------    ------------    ------------
 Net realized gain (loss) ........................    (966,987)     (1,298,427)       (289,234)
                                                    ----------    ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   7,654,314      (5,081,256)     (1,766,064)
                                                    ----------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   6,687,327      (6,379,683)     (2,055,298)
                                                    ----------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $6,945,717    $ (6,119,909)   $ (1,917,270)
                                                    ==========    ============    ============


                                                               EQ/PutnamVoyager
                                                   -----------------------------------------
                                                        2003          2002          2001
                                                   ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     2,536   $    1,952    $       --
 Expenses:
  Mortality and expense risk charges .............        9,796        8,743         6,498
                                                    -----------   ----------    ----------
Net Investment Income (Loss) .....................       (7,260)      (6,791)       (6,498)
                                                    -----------   ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (130,523)    (180,020)      (90,894)
  Realized gain distribution from The Trusts .....           --           --            --
                                                    -----------   ----------    ----------
 Net realized gain (loss) ........................     (130,523)    (180,020)      (90,894)
                                                    -----------   ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      514,584     (264,798)     (153,864)
                                                    -----------   ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      384,061     (444,818)     (244,758)
                                                    -----------   ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   376,801   $ (451,609)   $ (251,256)
                                                    ===========   ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Small Company Index
                                                   ---------------------------------------
                                                       2003          2002          2001
                                                   ------------ -------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   38,349    $    4,080    $  3,038
 Expenses:
  Mortality and expense risk charges .............      16,687         4,103       1,415
                                                    ----------    ----------    --------
Net Investment Income (Loss) .....................      21,662           (23)      1,623
                                                    ----------    ----------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     259,217       (40,343)     (5,895)
  Realized gain distribution from The Trusts .....          --            --         260
                                                    ----------    ----------    --------
 Net realized gain (loss) ........................     259,217       (40,343)     (5,635)
                                                    ----------    ----------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     839,581      (148,885)     38,966
                                                    ----------    ----------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,098,798      (189,228)     33,331
                                                    ----------    ----------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,120,461    $ (189,251)   $ 34,954
                                                    ==========    ==========    ========


                                                                                                       Fidelity VIP Asset
                                                                     EQ/Technology                     Manager: Growth (h)
                                                   -------------------------------------------------- --------------------
                                                         2003             2002             2001               2003
                                                   --------------- ----------------- ---------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $          --    $       5,346         $     --
 Expenses:
  Mortality and expense risk charges .............       232,593           204,177          221,007               --
                                                    ------------     -------------    -------------         --------
Net Investment Income (Loss) .....................      (232,593)         (204,177)        (215,661)              --
                                                    ------------     -------------    -------------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,667,713)       (6,118,506)     (18,298,009)           5,903
  Realized gain distribution from The Trusts .....            --                --               --               --
                                                    ------------     -------------    -------------         --------
 Net realized gain (loss) ........................    (3,667,713)       (6,118,506)      18,298,009            5,903
                                                    ------------     -------------    -------------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    18,909,006       (13,818,767)       7,601,879          102,299
                                                    ------------     -------------    -------------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    15,241,293       (19,937,273)     (10,696,130)         108,202
                                                    ------------     -------------    -------------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 15,008,700     $ (20,141,450)   $ (10,911,791)        $108,202
                                                    ============     =============    =============         ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Fidelity VIP       Fidelity VIP         Fidelity VIP
                                                    Contrafund (h)   Equity-Income (h)   Growth & Income (h)
                                                   ---------------- ------------------- ---------------------
                                                         2003               2003                 2003
                                                   ---------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     --           $     --             $     --
 Expenses:
  Mortality and expense risk charges .............           --                 --                   --
                                                       --------           --------             --------
Net Investment Income (Loss) .....................           --                 --                   --
                                                       --------           --------             --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       13,868             65,954               10,891
  Realized gain distribution from The Trusts .....           --                 --                   --
                                                       --------           --------             --------
 Net realized gain (loss) ........................       13,868             65,954               10,891
                                                       --------           --------             --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      315,370            311,516              132,444
                                                       --------           --------             --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      329,238            377,470              143,335
                                                       --------           --------             --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $329,238           $377,470             $143,335
                                                       ========           ========             ========


                                                      Fidelity VIP           Fidelity VIP         Fidelity VIP   Fidelity VIP
                                                    High Income (h)   Investment Grade Bond (h)    Mid Cap (h)     Value (h)
                                                   ----------------- --------------------------- -------------- --------------
                                                          2003                   2003                 2003           2003
                                                   ----------------- --------------------------- -------------- --------------
Income and Expenses: Investment Income:
  Dividends from The Trusts ......................      $     --             $       --             $     --        $ 2,589
 Expenses:
  Mortality and expense risk charges .............            --                     --                   --             --
                                                        --------             ----------             --------        -------
Net Investment Income (Loss) .....................            --                     --                   --          2,589
                                                        --------             ----------             --------        -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         5,913                (29,542)               7,198          9,875
  Realized gain distribution from The Trusts .....            --                     --                   --             --
                                                        --------             ----------             --------        -------
 Net realized gain (loss) ........................         5,913                (29,542)               7,198          9,875
                                                        --------             ----------             --------        -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       113,927                 81,467              166,833         52,233
                                                        --------             ----------             --------        -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       119,840                 51,925              174,031         62,108
                                                        --------             ----------             --------        -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $119,840             $   51,925             $174,031        $64,697
                                                        ========             ==========             ========        =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Fidelity VIP
                                                    Value Strategies (h)  MFS Mid Cap Growth (f)
                                                   ---------------------- ----------------------
                                                            2003              2003       2002
                                                   ---------------------- ----------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 12,099          $    --      $ --
 Expenses:
  Mortality and expense risk charges .............              --              352         1
                                                          --------          -------      ----
Net Investment Income (Loss) .....................          12,099             (352)       (1)
                                                          --------          -------      ----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          17,746            2,185         3
  Realized gain distribution from The Trusts .....              --               --        --
                                                          --------          -------      ----
 Net realized gain (loss) ........................          17,746            2,185         3
                                                          --------          -------      ----
 Change in unrealized appreciation
  (depreciation) of investments ..................         107,545           15,800        (6)
                                                          --------          -------      ----
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         125,291           17,985        (3)
                                                          --------          -------      ----
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $137,390          $17,633      $ (4)
                                                          ========          =======      ====


                                                     PEA Renaissance (f)   PIMCO Total Return (f)
                                                   ----------------------- ----------------------
                                                       2003        2002       2003       2002
                                                   ------------ ---------- --------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   87,941     $105     $5,422      $1,078
 Expenses:
  Mortality and expense risk charges .............       7,019       (1)       683          43
                                                    ----------     ------   ------      ------
Net Investment Income (Loss) .....................      80,922      104      4,739       1,035
                                                    ----------     -----    ------      ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     203,451       49        472          (1)
  Realized gain distribution from The Trusts .....          --       --         --          --
                                                    ----------     -----    ------      ------
 Net realized gain (loss) ........................     203,451       49        472          (1)
                                                    ----------     -----    ------      ------
 Change in unrealized appreciation
  (depreciation) of investments ..................   1,537,368       13       (251)        145
                                                    ----------     -----    ------      ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,740,819       62        221         144
                                                    ----------     -----    ------      ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,821,741     $166     $4,960      $1,179
                                                    ==========     =====    ======      ======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    Vanguard VIF Equity Index
                                                         U.S. Real Estate (g)                  (d)
                                                     ----------------------------   -------------------------
                                                          2003           2002           2003          2002
                                                     -------------   ------------   -----------   -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $       --      $  63,796      $  3,152      $     --
 Expenses:
  Mortality and expense risk charges .............         6,747             --         2,652           123
                                                      ----------      ---------      --------      --------
Net Investment Income (Loss) .....................        (6,747)        63,796           500          (123)
                                                      ----------      ---------      --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       120,772             99         6,219          (789)
  Realized gain distribution from The Trusts .....            --             --         6,303            --
                                                      ----------      ---------      --------      --------
 Net realized gain (loss) ........................       120,772             99        12,522          (789)
                                                      ----------      ---------      --------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,766,713        (48,679)      110,222        (2,230)
                                                      ----------      ---------      --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,887,485        (48,580)      122,744        (3,019)
                                                      ----------      ---------      --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,880,738      $  15,216      $123,244      $ (3,142)
                                                      ==========      =========      ========      ========

-------
(a) Commenced Operations on May 2, 2000.
(b) Commenced Operations on September 5, 2000.
(c) Commenced Operations on October 22, 2001.
(d) Commenced Operations on April 26, 2002.
(e) Commenced Operations on May 13, 2002.
(f) Commenced Operations on August 2, 2002.
(g) Commenced Operations on November 5, 2002.
(h) Commenced Operations on May 2, 2003.
(i) Commenced Operations on October 13, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA Aggressive            AXA Conservative
                                                 Allocation Portfolio (t)   Allocation Portfolio (t)
                                                -------------------------- --------------------------
                                                           2003                       2003
                                                -------------------------- --------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................          $ 2,697                    $  435
 Net realized gain (loss) on investments ......            3,333                        83
 Change in unrealized appreciation
  (depreciation) on investments ...............            9,782                        16
                                                        --------                   -------
 Net increase (decrease) in net assets from
  operations ..................................           15,812                       534
                                                        --------                   -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................          156,093                     6,536
  Transfers between funds and
   guaranteed interest account, net ...........          400,359                    33,568
  Transfers for contract benefits and
   terminations ...............................               --                        --
  Contract maintenance charges ................           (4,327)                     (961)
                                                        --------                   -------
 Net increase (decrease) in net assets from
  contractowners transactions .................          552,125                    39,143
                                                        --------                   -------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................              174                        25
                                                        --------                   -------
Increase (Decrease) in Net Assets .............          568,111                    39,702
Net Assets -- Beginning of Period .............               --                        --
                                                        --------                   -------
Net Assets -- End of Period ...................         $568,111                   $39,702
                                                        ========                   =======
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................                6                         1
 Redeemed .....................................               (2)                       (1)
                                                        --------                   -------
 Net Increase (Decrease) ......................                5                        --
                                                        --------                   -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................                1                        --
 Redeemed .....................................               --                        --
                                                        --------                   -------
 Net Increase (Decrease) ......................                1                        --
                                                        --------                   -------


                                                            AXA
                                                     Conservative-Plus                          AXA Moderate
                                                 Allocation Portfolio (t)               Allocation Portfolio (c)(m)
                                                -------------------------- ------------------------------------------------------
                                                           2003                   2003               2002              2001
                                                -------------------------- ------------------ ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................          $ 2,076             $   24,574,439     $   12,113,760    $  14,616,778
 Net realized gain (loss) on investments ......              436                   (417,569)       (73,919,467)      (7,624,110)
 Change in unrealized appreciation
  (depreciation) on investments ...............            2,052                208,496,236        (47,302,906)     (31,738,236)
                                                         -------             --------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................            4,564                232,653,106       (109,108,613)     (24,745,568)
                                                         -------             --------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................            7,821                130,164,437         64,161,367       52,423,463
  Transfers between funds and
   guaranteed interest account, net ...........          164,349                (48,262,114)       731,918,648      223,284,135
  Transfers for contract benefits and
   terminations ...............................               --                (84,612,101)       (36,918,543)     (31,418,693)
  Contract maintenance charges ................             (910)               (93,083,339)       (48,235,238)     (36,290,597)
                                                         -------             --------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................          171,260                (95,793,117)       710,926,234      207,998,308
                                                         -------             --------------     --------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................              116                 (2,453,226)         3,424,742          (38,485)
                                                         -------             --------------     --------------    -------------
Increase (Decrease) in Net Assets .............          175,940                134,406,763        605,242,363      183,214,255
Net Assets -- Beginning of Period .............               --              1,300,231,111        694,988,748      511,774,493
                                                         -------             --------------     --------------    -------------
Net Assets -- End of Period ...................          $175,940            $1,434,637,874     $1,300,231,111    $ 694,988,748
                                                         ========            ==============     ==============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................                2                        451              2,245              746
 Redeemed .....................................               (1)                      (700)              (362)            (287)
                                                         --------            --------------     --------------    -------------
 Net Increase (Decrease) ......................                2                       (249)             1,883              459
                                                         --------            --------------     --------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................               --                        232                418              153
 Redeemed .....................................               --                       (156)               (63)             (33)
                                                         --------            --------------     --------------    -------------
 Net Increase (Decrease) ......................               --                         76                355              120
                                                         --------            --------------     --------------    -------------


                                                 AXA Moderate-Plus
                                                     Allocation
                                                   Portfolio (t)
                                                -------------------
                                                        2003
                                                -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $    7,626
 Net realized gain (loss) on investments ......             47
 Change in unrealized appreciation
  (depreciation) on investments ...............         34,010
                                                    ----------
 Net increase (decrease) in net assets from
  operations ..................................         41,683
                                                    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................        127,056
  Transfers between funds and
   guaranteed interest account, net ...........      1,124,465
  Transfers for contract benefits and
   terminations ...............................             --
  Contract maintenance charges ................         (9,940)
                                                    ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      1,241,581
                                                    ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................            635
                                                    ----------
Increase (Decrease) in Net Assets .............      1,283,899
Net Assets -- Beginning of Period .............             --
                                                    ----------
Net Assets -- End of Period ...................     $1,283,899
                                                    ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             10
 Redeemed .....................................             --
                                                    ----------
 Net Increase (Decrease) ......................             10
                                                    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................              1
 Redeemed .....................................             --
                                                    ----------
 Net Increase (Decrease) ......................              1
                                                    ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP Aggressive Equity
                                                   ----------------------------------------------------
                                                         2003              2002              2001
                                                   ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,502,472)   $    (2,672,675)  $      (304,688)
 Net realized gain (loss) on investments .........    (12,236,585)       (59,641,031)     (212,487,401)
 Change in unrealized appreciation
  (depreciation) on investments ..................    155,648,109       (105,197,028)        3,263,156
                                                    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................    140,909,052       (167,510,734)     (209,528,933)
                                                    -------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     65,485,810         78,157,422        96,108,525
  Transfers between funds and guaranteed
   interest account, net .........................    (14,254,228)       (38,657,243)      (44,712,711)
  Transfers for contract benefits and
   terminations ..................................    (24,339,337)       (27,849,325)      (33,567,150)
  Contract maintenance charges ...................    (41,073,606)       (45,225,256)      (49,339,864)
                                                    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,181,361)       (33,574,402)      (31,511,200)
                                                    -------------    ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         30,593             20,968            73,978
                                                    -------------    ---------------   ---------------
Increase (Decrease) in Net Assets ................    126,758,284       (201,064,168)     (240,966,155)
Net Assets -- Beginning of Period ................    388,577,360        589,641,528       830,607,683
                                                    -------------    ---------------   ---------------
Net Assets -- End of Period ......................  $ 515,335,644    $   388,577,360   $   589,641,528
                                                    =============    ===============   ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            283                940             2,128
 Redeemed ........................................           (318)            (1,039)           (2,192)
                                                    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................            (35)               (99)              (64)
                                                    -------------    ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................             74                329               327
 Redeemed ........................................            (43)              (284)             (274)
                                                    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................             31                 45                53
                                                    -------------    ---------------   ---------------


                                                     AXA Premier VIP Core Bond (e)   AXA Premier VIP Health Care (e)
                                                   --------------------------------- --------------------------------
                                                          2003             2002             2003            2002
                                                   ----------------- --------------- ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   983,381       $   389,921      $   68,592      $   (6,461)
 Net realized gain (loss) on investments .........       170,371            66,068         199,019         (61,765)
 Change in unrealized appreciation
  (depreciation) on investments ..................      (201,692)          118,318       1,168,545         (27,114)
                                                     -----------       -----------      ----------      ----------
 Net increase (decrease) in net assets from
  operations .....................................       952,060           574,307       1,436,156         (95,340)
                                                     -----------       -----------      ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     9,919,519         2,441,018       2,347,028         404,115
  Transfers between funds and guaranteed
   interest account, net .........................    11,778,742        20,587,154       5,467,682       2,505,731
  Transfers for contract benefits and
   terminations ..................................    (1,853,286)         (283,925)       (184,060)        (37,907)
  Contract maintenance charges ...................    (2,841,270)         (519,567)       (470,119)        (78,190)
                                                     -----------       -----------      ----------      ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    17,003,705        22,224,680       7,160,531       2,793,749
                                                     -----------       -----------      ----------      ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        42,567            19,788          25,610           6,461
                                                     -----------       -----------      ----------      ----------
Increase (Decrease) in Net Assets ................    17,998,332        22,818,775       8,622,297       2,704,870
Net Assets -- Beginning of Period ................    22,818,775                --       2,704,870              --
                                                     -----------       -----------      ----------      ----------
Net Assets -- End of Period ......................   $40,817,107       $22,818,775     $11,327,167      $2,704,870
                                                     ===========       ===========     ============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            36                 1               8              --
 Redeemed ........................................            (8)               --              (1)             --
                                                     -----------       -----------     -----------      ----------
 Net Increase (Decrease) .........................            28                 1               7              --
                                                     -----------       -----------     -----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           435               272             107              83
 Redeemed ........................................          (307)              (61)            (39)            (49)
                                                     -----------       -----------      ------------     ---------
 Net Increase (Decrease) .........................           128               211              68              34
                                                     -------------     -----------      ------------     ---------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Premier VIP High Yield
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   9,139,101    $  10,681,084    $  11,182,251
 Net realized gain (loss) on investments .........        599,730      (14,071,175)     (19,177,544)
 Change in unrealized appreciation
  (depreciation) on investments ..................     20,725,848         (252,884)       8,741,806
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,464,679       (3,642,975)         746,513
                                                    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     20,872,021       17,316,670       18,089,741
  Transfers between funds and guaranteed
   interest account, net .........................     45,035,004        7,117,075       (3,097,120)
  Transfers for contract benefits and
   terminations ..................................     (6,569,977)      (8,188,562)      (6,596,529)
  Contract maintenance charges ...................    (10,275,631)      (9,527,664)      (9,310,362)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     49,061,417        6,717,519         (914,270)
                                                    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         82,016          (10,748)          (4,036)
                                                    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     79,608,112        3,063,796         (171,793)
Net Assets -- Beginning of Period ................    124,988,074      121,924,278      122,096,071
                                                    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 204,596,186    $ 124,988,074    $ 121,924,278
                                                    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................          1,034              507              437
 Redeemed ........................................           (861)            (488)            (454)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................            173               19              (17)
                                                    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            145              119               54
 Redeemed ........................................            (96)             (62)             (17)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................             49               57               37
                                                    -------------    -------------    -------------


                                                         AXA Premier VIP        AXA Premier VIP Large Cap
                                                    International Equity (e)         Core Equity (e)
                                                   --------------------------- ----------------------------
                                                         2003          2002          2003           2002
                                                   ---------------- ---------- ---------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $   19,348      $  (135)    $   1,420      $    18
 Net realized gain (loss) on investments .........        12,403       (1,759)       20,389           --
 Change in unrealized appreciation
  (depreciation) on investments ..................       455,052       (1,906)      150,285         (397)
                                                      ----------      --------     --------       -------
 Net increase (decrease) in net assets from
  operations .....................................       486,803       (3,800)      172,094         (379)
                                                      ----------      --------     --------       -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       796,174       14,918       605,757         4,746
  Transfers between funds and guaranteed
   interest account, net .........................     3,807,436       75,001     1,402,389        25,408
  Transfers for contract benefits and
   terminations ..................................       (14,818)      (1,034)           --            --
  Contract maintenance charges ...................      (112,748)      (1,461)      (82,349)         (394)
                                                      ----------     --------     ---------       -------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     4,476,044       88,458     1,924,763        29,760
                                                      ----------     --------     ---------       -------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         4,045          135         2,186             8
                                                      ----------     --------     ---------       -------
Increase (Decrease) in Net Assets ................     4,966,892       84,793     2,099,043        29,389
Net Assets -- Beginning of Period ................        84,793       29,389            --            --
                                                      ----------     --------     ---------       -------
Net Assets -- End of Period ......................    $5,051,685     $ 84,793    $2,128,432       $29,389
                                                      ==========     ========    ==========       =======
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            9            --             8            --
 Redeemed ........................................           (1)           --            (2)           --
                                                      ----------     --------     ---------       -------
 Net Increase (Decrease) .........................            8            --             6            --
                                                      ----------     --------     ---------       -------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           48             1            15            --
 Redeemed ........................................          (12)           --            (3)           --
                                                      ----------     --------     ---------       -------
 Net Increase (Decrease) .........................           36             1            12           --
                                                      ----------     --------     ---------       -------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP              AXA Premier VIP
                                                       Large Cap Growth (e)         Large Cap Value (e)
                                                   ---------------------------- ----------------------------
                                                         2003           2002          2003           2002
                                                   ---------------- ----------- ---------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (9,390)     $   (133)     $  49,574      $    698
 Net realized gain (loss) on investments .........      110,054          (116)        33,880           654
 Change in unrealized appreciation
  (depreciation) on investments ..................      394,490        (4,016)       321,233        (2,971)
                                                      ---------      --------      ---------      --------
 Net increase (decrease) in net assets from
  operations .....................................      495,154        (4,265)       404,687        (1,619)
                                                      ---------      --------      ---------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,268,026         5,862        642,202        19,300
  Transfers between funds and guaranteed
   interest account, net .........................    4,856,491       132,409      2,173,572       219,668
  Transfers for contract benefits and
   terminations ..................................      (27,179)           --        (13,954)           --
  Contract maintenance charges ...................     (183,401)         (912)      (119,544)       (1,519)
                                                      ---------      --------      ---------      --------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    5,913,937       137,359      2,682,276       237,449
                                                      ---------      --------      ---------      --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        9,390           132          5,411           276
                                                      ---------      --------      ---------      --------
Increase (Decrease) in Net Assets ................    6,418,481       133,226      3,092,374       236,106
Net Assets -- Beginning of Period ................      133,226            --        236,106            --
                                                      ---------      --------      ---------      --------
Net Assets -- End of Period ......................    $6,551,707     $133,226      $3,328,480     $236,106
                                                      ==========     ========      ==========     ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           13            --              7            --
 Redeemed ........................................           (3)           --             (2)           --
                                                      ------------   --------      ------------   --------
 Net Increase (Decrease) .........................           10            --              5            --
                                                      -----------    --------      -----------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           88             2             46             3
 Redeemed ........................................          (30)           --            (24)           --
                                                      -----------    --------      -----------    --------
 Net Increase (Decrease) .........................           58             2             22             3
                                                      -----------    --------      -----------    --------


                                                          AXA Premier VIP                AXA Premier VIP
                                                     Small/Mid Cap Growth (e)        Small/Mid Cap Value (e)
                                                   ----------------------------- -------------------------------
                                                         2003           2002            2003            2002
                                                   ---------------- ------------ ----------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  70,331       $   (133)    $    (5,639)     $  (12,312)
 Net realized gain (loss) on investments .........      203,068           (519)        945,450        (368,050)
 Change in unrealized appreciation
  (depreciation) on investments ..................      457,654         (1,413)      4,000,286        (101,311)
                                                      ---------       --------     -----------      ----------
 Net increase (decrease) in net assets from
  operations .....................................      731,053         (2,065)      4,940,098        (481,673)
                                                      ---------       --------     -----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,734,065         27,336       4,119,371         982,267
  Transfers between funds and guaranteed
   interest account, net .........................    5,943,405         90,714      10,744,114       6,465,930
  Transfers for contract benefits and
   terminations ..................................      (69,956)            --        (368,523)        (65,138)
  Contract maintenance charges ...................     (234,236)        (1,901)     (1,037,154)       (212,475)
                                                      ---------       --------     -----------      ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    7,373,278        116,149      13,457,808       7,170,584
                                                      ---------       --------     -----------      ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       10,091            133          37,283          11,402
                                                      ---------       --------     -----------      ----------
Increase (Decrease) in Net Assets ................    8,114,422        114,217      18,435,189       6,700,313
Net Assets -- Beginning of Period ................      114,217             --       6,700,313              --
                                                      ---------       --------     -----------      ----------
Net Assets -- End of Period ......................   $8,228,639       $114,217     $25,135,502      $6,700,313
                                                      =========       ========     ===========      ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           15             --              11              --
 Redeemed ........................................           (3)            --              (2)             --
                                                      ------------    --------     --------------   ----------
 Net Increase (Decrease) .........................           12             --               9              --
                                                      -----------     --------     -------------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................          137              1             259             175
 Redeemed ........................................          (66)            --            (120)            (85)
                                                      -----------     --------     -------------    ----------
 Net Increase (Decrease) .........................           71              1             139              90
                                                      -----------     --------     -------------    ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 AXA Rosenberg VIT
                                                    AXA Premier VIP Technology   Value Long/Short
                                                               (e)                  Equity (s)          Davis Value (i)
                                                   ---------------------------- ------------------ --------------------------
                                                         2003           2002           2003            2003          2002
                                                   ---------------- ----------- ------------------ ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $ 182,346      $    (40)      $   (6,974)     $   2,599      $  105
 Net realized gain (loss) on investments .........      104,723          (513)         (37,493)         1,656          (4)
 Change in unrealized appreciation
  (depreciation) on investments ..................      392,166        (5,029)         (15,109)        37,531        (168)
                                                      ---------      --------       ----------      ---------     -------
 Net increase (decrease) in net assets from
  operations .....................................      679,235        (5,582)         (59,576)        41,786         (67)
                                                      ---------      --------       ----------      ---------     -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,118,275         8,950          155,350        160,236      13,673
  Transfers between funds and guaranteed
   interest account, net .........................    6,684,717        44,425        1,296,141         51,940       8,413
  Transfers for contract benefits and
   terminations ..................................      (89,824)           --           (1,213)            --          --
  Contract maintenance charges ...................     (226,316)       (1,172)         (57,442)       (19,280)       (986)
                                                      ---------      --------       ----------      ---------     -------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    7,486,852        52,203        1,392,836        192,896      21,100
                                                      ---------      --------       ----------      ---------     -------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       10,192            90        6,754,282            754          16
                                                      ---------      --------       ----------      ---------     -------
Increase (Decrease) in Net Assets ................    8,176,279        46,711        8,087,542        235,436      21,049
Net Assets -- Beginning of Period ................       46,711            --               --         21,049          --
                                                      ---------      --------       ----------      ---------     -------
Net Assets -- End of Period ......................   $8,222,990      $ 46,711       $8,087,542      $ 256,485     $21,049
                                                      ==========     ========       ==========      =========     =======
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            7            --               --              2          --
 Redeemed ........................................           (1)           --               --             --          --
                                                      ----------     --------       ----------      ---------     -------
 Net Increase (Decrease) .........................            6            --               --              2          --
                                                      -----------    --------       ----------      ---------     -------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           94             1              140             --          --
 Redeemed ........................................          (15)           --             (126)            --          --
                                                      ----------     --------       ----------      ---------     -------
 Net Increase (Decrease) .........................           79             1               14             --          --
                                                      ----------     --------       ----------      ---------     -------


                                                                   EQ/Alliance Common Stock
                                                   ---------------------------------------------------------
                                                          2003                2002               2001
                                                   ------------------ ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   21,972,809    $     (10,183,530)   $   50,342,309
 Net realized gain (loss) on investments .........      (98,013,729)        (282,690,026)      (99,169,632)
 Change in unrealized appreciation
  (depreciation) on investments ..................      829,623,818         (562,599,358)     (277,010,784)
                                                     --------------    -----------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................      753,582,898         (855,472,914)     (325,838,107)
                                                     --------------    -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      222,634,232          259,033,806       316,285,256
  Transfers between funds and guaranteed
   interest account, net .........................      (53,811,227)         160,545,404      (103,425,024)
  Transfers for contract benefits and
   terminations ..................................      (98,496,753)         (98,662,567)     (112,788,632)
  Contract maintenance charges ...................     (136,228,809)        (145,844,052)     (151,157,302)
                                                     --------------    -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (65,902,557)        (146,018,217)      (51,085,702)
                                                     --------------    -----------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           16,233              (96,967)          162,962
                                                     --------------    -----------------    --------------
Increase (Decrease) in Net Assets ................      687,696,574       (1,001,588,098)     (376,760,847)
Net Assets -- Beginning of Period ................    1,580,784,972        2,582,373,070     2,959,133,917
                                                     --------------    -----------------    --------------
Net Assets -- End of Period ......................   $2,268,481,546    $   1,580,784,972    $2,582,373,070
                                                     ==============    =================    ==============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................              674                1,099             1,003
 Redeemed ........................................             (822)              (1,476)           (1,106)
                                                     --------------    -----------------    --------------
 Net Increase (Decrease) .........................             (148)                (377)             (103)
                                                     --------------    -----------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................              655                1,041               811
 Redeemed ........................................             (420)                (672)             (321)
                                                     --------------    -----------------    --------------
 Net Increase (Decrease) .........................              235                  369               490
                                                     --------------    -----------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Growth and Income
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   2,872,385    $   3,093,322    $   1,705,274
 Net realized gain (loss) on investments .........    (10,016,865)     (12,331,969)       6,285,604
 Change in unrealized appreciation
  (depreciation) on investments ..................    105,430,090      (79,684,492)     (14,338,526)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     98,285,610      (88,923,139)      (6,347,648)
                                                    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     61,707,782       69,038,408       63,003,886
  Transfers between funds and guaranteed
   interest account, net .........................     (8,507,510)       7,862,420       61,784,294
  Transfers for contract benefits and
   terminations ..................................    (19,878,187)     (17,826,101)     (12,314,818)
  Contract maintenance charges ...................    (26,110,653)     (25,918,212)     (20,046,318)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      7,211,432       33,156,515       92,427,044
                                                    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         23,392           89,300           21,489
                                                    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    105,520,434      (55,677,324)      86,100,885
Net Assets -- Beginning of Period ................    325,191,076      380,868,400      294,767,515
                                                    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 430,711,510    $ 325,191,076    $ 380,868,400
                                                    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            334              519            2,204
 Redeemed ........................................           (357)            (501)          (1,983)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................            (23)              18              221
                                                    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            313              426              374
 Redeemed ........................................           (192)            (173)            (102)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................            121              253              272
                                                    -------------    -------------    -------------


                                                    EQ/Alliance Intermediate Government Securities
                                                   -------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   7,107,037     $  7,789,624    $  4,007,079
 Net realized gain (loss) on investments .........      2,820,083        3,434,994       1,290,483
 Change in unrealized appreciation
  (depreciation) on investments ..................     (5,661,973)       1,872,609       1,797,986
                                                    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      4,265,147       13,097,227       7,095,548
                                                    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     54,232,966       26,152,775      19,225,366
  Transfers between funds and guaranteed
   interest account, net .........................    (21,969,343)      56,911,418      31,274,865
  Transfers for contract benefits and
   terminations ..................................    (33,169,186)      (5,801,501)     (4,636,804)
  Contract maintenance charges ...................    (14,628,560)      (9,325,143)     (5,020,072)
                                                    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (15,534,123)      67,937,549      40,843,355
                                                    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         32,958         (362,058)       (259,993)
                                                    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    (11,236,018)      80,672,718      47,678,910
Net Assets -- Beginning of Period ................    203,678,031      123,005,313      75,326,403
                                                    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 192,442,013     $203,678,031    $123,005,313
                                                    =============     ============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            702              687             446
 Redeemed ........................................           (799)            (407)           (233)
                                                    -------------     ------------    ------------
 Net Increase (Decrease) .........................            (97)             280             213
                                                    -------------     ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            152              197              90
 Redeemed ........................................           (118)             (71)            (41)
                                                    -------------     ------------    ------------
 Net Increase (Decrease) .........................             34              126              49
                                                    -------------     ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Alliance International (l)(r)
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,988,205    $    (512,469)   $      687,507
 Net realized gain (loss) on investments .........     (1,479,090)      (7,215,832)       (8,005,230)
 Change in unrealized appreciation
  (depreciation) on investments ..................    125,782,343       (8,098,384)       (9,474,456)
                                                    -------------    -------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    130,291,458      (15,826,685)      (16,792,179)
                                                    -------------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     55,321,725       13,535,886        11,004,808
  Transfers between funds and guaranteed
   interest account, net .........................    (13,473,304)     344,116,979        (4,327,437)
  Transfers for contract benefits and
   terminations ..................................    (24,462,854)      (6,047,514)       (2,344,613)
  Contract maintenance charges ...................    (30,514,513)      (7,253,560)       (4,271,767)
                                                    -------------    -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (13,128,946)     344,351,791            60,991
                                                    -------------    -------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........     (1,374,307)       2,060,152            21,335
                                                    -------------    -------------    --------------
Increase (Decrease) in Net Assets ................    115,788,205      330,585,258       (16,709,853)
Net Assets -- Beginning of Period ................    386,409,488       55,824,230        72,534,083
                                                    -------------    -------------    --------------
Net Assets -- End of Period ......................  $ 502,197,693    $ 386,409,488    $   55,824,230
                                                    =============    =============    ==============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................          1,443            4,121               891
 Redeemed ........................................         (1,644)            (735)             (908)
                                                    -------------    -------------    --------------
 Net Increase (Decrease) .........................           (201)           3,386               (17)
                                                    -------------    -------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            217              389                49
 Redeemed ........................................           (134)             (69)              (22)
                                                    -------------    -------------    --------------
 Net Increase (Decrease) .........................             83              320                27
                                                    -------------    -------------    --------------


                                                                EQ/Alliance Premier Growth
                                                   ----------------------------------------------------
                                                          2003             2002              2001
                                                   ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (488,466)     $     (533,187)  $      (946,223)
 Net realized gain (loss) on investments .........    (5,919,173)        (12,440,696)     (127,060,769)
 Change in unrealized appreciation
  (depreciation) on investments ..................    23,984,232         (23,255,572)       66,507,612
                                                     -----------      --------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................    17,576,593         (36,229,455)      (61,499,380)
                                                     -----------      --------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    20,586,155          26,537,732        35,081,429
  Transfers between funds and guaranteed
   interest account, net .........................    (6,635,638)         (9,824,974)     (256,325,233)
  Transfers for contract benefits and
   terminations ..................................    (4,800,125)         (5,959,342)       (4,042,683)
  Contract maintenance charges ...................    (8,941,622)         (9,858,957)      (10,065,785)
                                                     -----------      --------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       208,770             894,459      (235,352,272)
                                                     -----------      --------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        46,379              27,423            28,641
                                                     -----------      --------------   ---------------
Increase (Decrease) in Net Assets ................    17,831,742         (35,307,573)     (296,823,011)
Net Assets -- Beginning of Period ................    77,900,860         113,208,433       410,031,444
                                                     -----------      --------------   ---------------
Net Assets -- End of Period ......................   $95,732,602      $   77,900,860   $   113,208,433
                                                     ===========      ==============   ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            10                  --                --
 Redeemed ........................................            (2)                 --                --
                                                     --------------   --------------   ---------------
 Net Increase (Decrease) .........................             8                  --                --
                                                     -------------    --------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           548               1,341             4,469
 Redeemed ........................................          (559)             (1,335)           (7,162)
                                                     -------------    --------------   ---------------
 Net Increase (Decrease) .........................           (11)                  6            (2,693)
                                                     -------------    --------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Alliance Quality Bond
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   3,660,407    $   5,727,516    $     6,478,879
 Net realized gain (loss) on investments .........      3,849,961        2,643,324         16,218,499
 Change in unrealized appreciation
  (depreciation) on investments ..................     (2,010,661)       3,131,824         (6,369,381)
                                                    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................      5,499,707       11,502,664         16,327,997
                                                    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,679,435       24,989,878         16,627,569
  Transfers between funds and guaranteed
   interest account, net .........................    (14,843,302)       6,636,689       (332,114,013)
  Transfers for contract benefits and
   terminations ..................................    (19,239,552)     (11,231,178)        (6,024,239)
  Contract maintenance charges ...................    (10,580,172)      (8,707,595)        (5,122,804)
                                                    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (11,983,591)      11,687,794       (326,633,487)
                                                    -------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         27,348          (84,372)            17,676
                                                    -------------    -------------    ---------------
Increase (Decrease) in Net Assets ................     (6,456,536)      23,106,086       (310,287,814)
Net Assets -- Beginning of Period ................    168,395,157      145,289,071        455,576,885
                                                    -------------    -------------    ---------------
Net Assets -- End of Period ......................  $ 161,938,621    $ 168,395,157    $   145,289,071
                                                    =============    =============    ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            499              472                478
 Redeemed ........................................           (592)            (471)            (2,766)
                                                    -------------    -------------    ---------------
 Net Increase (Decrease) .........................            (93)               1             (2,288)
                                                    -------------    -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            113              140                 91
 Redeemed ........................................            (80)             (43)               (16)
                                                    -------------    -------------    ---------------
 Net Increase (Decrease) .........................             33               97                 75
                                                    -------------    -------------    ---------------


                                                          EQ/Alliance Small Cap Growth (e)(h)
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (754,298)   $    (706,838)   $     828,990
 Net realized gain (loss) on investments .........     (3,849,200)     (10,597,509)     (29,209,377)
 Change in unrealized appreciation
  (depreciation) on investments ..................     54,131,901      (37,690,401)      10,471,452
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     49,528,403      (48,994,748)     (17,908,935)
                                                    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,927,063       27,971,022       27,628,862
  Transfers between funds and guaranteed
   interest account, net .........................      3,892,546        6,035,965       (1,365,248)
  Transfers for contract benefits and
   terminations ..................................     (7,063,448)      (5,940,210)      (4,420,805)
  Contract maintenance charges ...................    (10,013,166)      (9,547,001)      (8,183,889)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     12,742,995       18,519,776       13,658,920
                                                    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         30,284          (34,857)          61,768
                                                    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     62,301,682      (30,509,829)      (4,188,247)
Net Assets -- Beginning of Period ................    116,361,545      146,871,374      151,059,621
                                                    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 178,663,227    $ 116,361,545    $ 146,871,374
                                                    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            381            1,432            3,458
 Redeemed ........................................           (332)          (1,391)          (3,437)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................             49               41               21
                                                    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            169              206              162
 Redeemed ........................................            (97)             (79)             (48)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................             72              127              114
                                                    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Bernstein Diversified Value (b)
                                                   -----------------------------------------------------
                                                          2003               2002              2001
                                                   ------------------ ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,205,613       $    964,032      $    481,910
 Net realized gain (loss) on investments .........     (1,716,205)        (1,010,461)          994,294
 Change in unrealized appreciation
  (depreciation) on investments ..................     34,423,648        (15,360,826)       (2,419,314)
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     33,913,056        (15,407,255)         (943,110)
                                                     ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,623,460         19,091,549         7,544,069
  Transfers between funds and guaranteed
   interest account, net .........................     11,148,400         32,006,493        79,211,110
  Transfers for contract benefits and
   terminations ..................................     (7,425,761)        (3,233,637)       (1,699,250)
  Contract maintenance charges ...................     (8,601,429)        (6,155,555)       (2,322,983)
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,744,670         41,708,850        82,732,946
                                                     ------------       ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         31,971             82,625            38,863
                                                     ------------       ------------      ------------
Increase (Decrease) in Net Assets ................     54,689,697         26,384,220        81,828,699
Net Assets -- Beginning of Period ................    108,740,784         82,356,564           527,865
                                                     ------------       ------------      ------------
Net Assets -- End of Period ......................   $163,430,481       $108,740,784      $ 82,356,564
                                                     ============       ============      ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             33                  2               188
 Redeemed ........................................             (6)                (1)             (188)
                                                     ------------       ------------      ------------
 Net Increase (Decrease) .........................             27                  1                --
                                                     ------------       ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            594                812               765
 Redeemed ........................................           (425)              (407)             (177)
                                                     ------------       ------------      ------------
 Net Increase (Decrease) .........................            169                405               588
                                                     ------------       ------------      ------------

                                                   EQ/Calvert Socially
                                                     Responsible (e)            EQ/Capital Guardian International
                                                   -------------------- -------------------------------------------------
                                                      2003       2002         2003             2002             2001
                                                   ---------- --------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3)   $    28     $  15,513        $  11,782       $    7,122
 Net realized gain (loss) on investments .........        5         --       (29,722)        (102,617)         (15,224)
 Change in unrealized appreciation
  (depreciation) on investments ..................   14,513        844       602,982         (120,182)         (92,323)
                                                    -------    -------     ---------        ---------        ---------
 Net increase (decrease) in net assets from
  operations .....................................   14,515        872       588,773         (211,017)        (100,425)
                                                    -------    -------     ---------        ---------        ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      323         --       309,473          182,015          202,314
  Transfers between funds and guaranteed
   interest account, net .........................    1,455         --       464,221          599,543          280,606
  Transfers for contract benefits and
   terminations ..................................       --         --        (8,532)             (77)            (457)
  Contract maintenance charges ...................      (70)        --       (90,466)         (55,104)         (27,827)
                                                    -------    -------     ---------        ---------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,708         --       674,696          726,377          454,636
                                                    -------    -------     ---------        ---------        ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        3     49,972        10,998          106,802            1,527
                                                    -------    -------     ---------        ---------        ---------
Increase (Decrease) in Net Assets ................   16,226     50,844     1,274,467          622,162          355,738
Net Assets -- Beginning of Period ................   50,844         --     1,397,618          775,456          419,718
                                                    -------    -------     ---------        ---------        ---------
Net Assets -- End of Period ......................  $67,070    $50,844    $2,672,085       $1,397,618       $  775,456
                                                    =======    =======    ==========       ==========        =========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................        2         --             1               --               --
 Redeemed ........................................       --         --            --               --               --
                                                    -------    -------    ----------       ----------        ---------
 Net Increase (Decrease) .........................        2         --             1               --               --
                                                    -------    -------    ----------       ----------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................       --         --             9               12                6
 Redeemed ........................................       --         --            (2)              (3)              (1)
                                                    -------    -------   -----------      -----------       ----------
 Net Increase (Decrease) .........................       --         --             7                9                5
                                                    -------    -------   -----------      -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Capital Guardian Research (k)
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (36,452)   $     42,410     $   (6,011)
 Net realized gain (loss) on investments .........       (51,548)     (1,282,242)       (96,597)
 Change in unrealized appreciation
  (depreciation) on investments ..................    17,301,615      (4,103,762)       105,383
                                                    ------------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .....................................    17,213,615      (5,343,594)         2,775
                                                    ------------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    12,355,158       3,704,772      1,822,578
  Transfers between funds and guaranteed
   interest account, net .........................     1,706,276      47,561,702      3,683,627
  Transfers for contract benefits and
   terminations ..................................    (3,274,480)       (544,235)       (81,815)
  Contract maintenance charges ...................    (4,697,519)     (1,025,640)      (333,607)
                                                    ------------    ------------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     6,089,435      49,696,599      5,090,783
                                                    ------------    ------------     ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........      (242,723)        484,706         11,644
                                                    ------------    ------------     ----------
Increase (Decrease) in Net Assets ................    23,060,327      44,837,711      5,105,202
Net Assets -- Beginning of Period ................    52,994,264       8,156,553      3,051,351
                                                    ------------    ------------     ----------
Net Assets -- End of Period ......................  $ 76,054,591    $ 52,994,264     $8,156,553
                                                    ============    ============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             1               1             --
 Redeemed ........................................            --              --             --
                                                    ------------    ------------     ----------
 Net Increase (Decrease) .........................             1               1             --
                                                    ------------    ------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           272             650            174
 Redeemed ........................................          (209)            (90)          (127)
                                                    ------------    ------------     ----------
 Net Increase (Decrease) .........................            63             560             47
                                                    ------------    ------------     ----------


                                                         EQ/Capital Guardian U.S. Equity (g)
                                                   ------------------------------------------------
                                                          2003             2002           2001
                                                   ----------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (61,949)     $        616     $    3,410
 Net realized gain (loss) on investments .........      (331,165)       (1,685,469)       (56,949)
 Change in unrealized appreciation
  (depreciation) on investments ..................    11,128,907        (2,434,159)       154,385
                                                     -----------      ------------     ----------
 Net increase (decrease) in net assets from
  operations .....................................    10,735,793        (4,119,012)       100,846
                                                     -----------      ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     6,004,649         3,618,847      1,068,480
  Transfers between funds and guaranteed
   interest account, net .........................    11,285,265        16,903,221      6,314,186
  Transfers for contract benefits and
   terminations ..................................    (1,013,193)         (385,660)       (51,509)
  Contract maintenance charges ...................    (1,782,365)         (930,863)      (272,829)
                                                     -----------      ------------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    14,494,356        19,205,545      7,058,328
                                                     -----------      ------------     ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        50,563           179,995         11,558
                                                     -----------      ------------     ----------
Increase (Decrease) in Net Assets ................    25,280,712        15,266,528      7,170,732
Net Assets -- Beginning of Period ................    24,428,130         9,161,602      1,990,870
                                                     -----------      ------------     ----------
Net Assets -- End of Period ......................   $49,708,842      $ 24,428,130     $9,161,602
                                                     ===========      ============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            10                --             --
 Redeemed ........................................            (1)               --             --
                                                     --------------   ------------     ----------
 Net Increase (Decrease) .........................             9                --             --
                                                     -------------    ------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           278               297             85
 Redeemed ........................................          (136)              (76)           (16)
                                                     -------------    ------------     ----------
 Net Increase (Decrease) .........................           142               221             69
                                                     -------------    ------------     ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Emerging Markets Equity
                                                   --------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   179,316      $   (201,686)   $     (164,902)
 Net realized gain (loss) on investments .........    (1,422,158)       (7,917,528)      (15,699,665)
 Change in unrealized appreciation
  (depreciation) on investments ..................    23,947,240         4,148,601        13,760,152
                                                     -----------      ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    22,704,398        (3,970,613)       (2,104,415)
                                                     -----------      ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     8,661,941         8,003,310         8,992,159
  Transfers between funds and guaranteed
   interest account, net .........................     4,775,272         5,364,231        (5,239,900)
  Transfers for contract benefits and
   terminations ..................................    (2,567,038)       (1,823,148)       (1,302,774)
  Contract maintenance charges ...................    (3,368,524)       (3,343,438)       (3,268,963)
                                                     -----------      ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     7,501,651         8,200,955          (819,478)
                                                     -----------      ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        24,721            78,411             4,496
                                                     -----------      ------------    --------------
Increase (Decrease) in Net Assets ................    30,230,770         4,308,753        (2,919,397)
Net Assets -- Beginning of Period ................    41,021,741        36,712,988        39,632,385
                                                     -----------      ------------    --------------
Net Assets -- End of Period ......................   $71,252,511      $ 41,021,741    $   36,712,988
                                                     ===========      ============    ==============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             6                --                --
 Redeemed ........................................            (1)               --                --
                                                     --------------   ------------    --------------
 Net Increase (Decrease) .........................             5                --                --
                                                     -------------    ------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           792               873             1,022
 Redeemed ........................................          (720)             (764)           (1,032)
                                                     -------------    ------------    --------------
 Net Increase (Decrease) .........................            72               109               (10)
                                                     -------------    ------------    --------------


                                                                   EQ/Equity 500 Index
                                                   ---------------------------------------------------
                                                         2003              2002             2001
                                                   ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,896,303    $     3,649,897   $   3,442,667
 Net realized gain (loss) on investments .........    (13,382,753)       (28,619,453)    (50,342,720)
 Change in unrealized appreciation
  (depreciation) on investments ..................    149,731,680       (123,537,945)    (34,420,555)
                                                    -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................    142,245,230       (148,507,501)    (81,320,608)
                                                    -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     89,362,078         94,526,035     111,734,358
  Transfers between funds and guaranteed
   interest account, net .........................      8,927,806         13,758,642     (11,874,126)
  Transfers for contract benefits and
   terminations ..................................    (36,991,309)       (28,636,189)    (23,714,086)
  Contract maintenance charges ...................    (39,153,766)       (39,799,538)    (38,885,384)
                                                    -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     22,144,809         39,848,950      37,260,762
                                                    -------------    ---------------   -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       (139,875)            73,984           7,463
                                                    -------------    ---------------   -------------
Increase (Decrease) in Net Assets ................    164,250,164       (108,584,566)    (44,052,383)
Net Assets -- Beginning of Period ................    506,801,823        615,386,390     659,438,773
                                                    -------------    ---------------   -------------
Net Assets -- End of Period ......................  $ 671,051,987    $   506,801,823   $ 615,386,390
                                                    =============    ===============   =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            650              1,046           3,427
 Redeemed ........................................           (616)              (993)         (3,371)
                                                    -------------    ---------------   -------------
 Net Increase (Decrease) .........................             34                 53              56
                                                    -------------    ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            415                617             534
 Redeemed ........................................           (231)              (323)           (261)
                                                    -------------    ---------------   -------------
 Net Increase (Decrease) .........................            184                294             273
                                                    -------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/Evergreen Omega
                                                   ----------------------------------------------
                                                        2003           2002            2001
                                                   -------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (18,089)    $   (7,489)     $  (4,160)
 Net realized gain (loss) on investments .........       72,805       (279,818)       (39,991)
 Change in unrealized appreciation
  (depreciation) on investments ..................    1,133,755       (223,025)       (69,937)
                                                     ----------     ----------      ---------
 Net increase (decrease) in net assets from
  operations .....................................    1,188,471       (510,332)      (114,088)
                                                     ----------     ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      713,720        563,264        276,356
  Transfers between funds and guaranteed
   interest account, net .........................    3,694,469      1,084,065        658,839
  Transfers for contract benefits and
   terminations ..................................     (153,183)      (256,747)       (40,663)
  Contract maintenance charges ...................     (233,712)      (151,836)       (73,843)
                                                     ----------     ----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,021,294      1,238,746        820,689
                                                     ----------     ----------      ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       18,089         57,488          2,867
                                                     ----------     ----------      ---------
Increase (Decrease) in Net Assets ................    5,227,854        785,902        709,468
Net Assets -- Beginning of Period ................    1,978,733      1,192,831        483,363
                                                     ----------     ----------      ---------
Net Assets -- End of Period ......................   $7,206,587     $1,978,733      $1,192,831
                                                     ==========     ==========      ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                          --             --
 Redeemed ........................................                          --             --
                                                     ----------     ----------      ----------
 Net Increase (Decrease) .........................           --             --             --
                                                     ----------     ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................          117             37             16
 Redeemed ........................................          (60)           (20)            (5)
                                                     ----------     ----------      ----------
 Net Increase (Decrease) .........................           57             17             11
                                                     ----------     ----------      ----------

                                                                     EQ/FI Mid Cap
                                                   -------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (239,968)     $   (126,687)    $   (23,046)
 Net realized gain (loss) on investments .........       677,627        (1,266,831)       (487,515)
 Change in unrealized appreciation
  (depreciation) on investments ..................    17,157,921        (3,581,242)        115,983
                                                     -----------      ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................    17,595,580        (4,974,760)       (394,578)
                                                     -----------      ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    10,727,041         7,753,115       3,104,260
  Transfers between funds and guaranteed
   interest account, net .........................    16,388,381        14,946,151      11,391,130
  Transfers for contract benefits and
   terminations ..................................    (1,916,288)         (955,562)       (134,130)
  Contract maintenance charges ...................    (3,166,061)       (1,894,761)       (576,665)
                                                     -----------      ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    22,033,073        19,848,943      13,784,595
                                                     -----------      ------------     -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        32,469           153,490        (292,342)
                                                     -----------      ------------     -----------
Increase (Decrease) in Net Assets ................    39,661,122        15,027,673      13,097,675
Net Assets -- Beginning of Period ................    30,144,260        15,116,587       2,018,912
                                                     -----------      ------------     -----------
Net Assets -- End of Period ......................   $69,805,382      $ 30,144,260     $15,116,587
                                                     ===========      ============     ===========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            21                --              --
 Redeemed ........................................            (3)               --              --
                                                     --------------   ------------     -----------
 Net Increase (Decrease) .........................            18                --              --
                                                     -------------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           487               493             426
 Redeemed ........................................          (247)             (240)           (267)
                                                     -------------    ------------     -----------
 Net Increase (Decrease) .........................           240               253             159
                                                     -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FI Small/Mid Cap Value
                                                   -----------------------------------------------------
                                                          2003               2002              2001
                                                   ------------------ ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (190,689)      $     52,738      $    125,070
 Net realized gain (loss) on investments .........       (841,789)            (6,499)          138,857
 Change in unrealized appreciation
  (depreciation) on investments ..................     43,232,206        (21,524,362)        2,231,073
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     42,199,728        (21,478,123)        2,495,000
                                                     ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     30,258,695         26,976,692        12,839,917
  Transfers between funds and guaranteed
   interest account, net .........................      2,190,727         45,396,850        32,580,993
  Transfers for contract benefits and
   terminations ..................................     (7,618,780)        (4,898,956)       (2,101,751)
  Contract maintenance charges ...................    (10,443,638)        (7,885,135)       (3,235,147)
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,387,004         59,589,451        40,084,012
                                                     ------------       ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         32,074             26,796            29,365
                                                     ------------       ------------      ------------
Increase (Decrease) in Net Assets ................     56,618,806         38,138,124        42,608,377
Net Assets -- Beginning of Period ................    118,572,930         80,434,806        37,826,429
                                                     ------------       ------------      ------------
Net Assets -- End of Period ......................   $175,191,736       $118,572,930      $ 80,434,806
                                                     ============       ============      ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             28                  3                --
 Redeemed ........................................             (7)                (1)               --
                                                     ---------------    ---------------   ------------
 Net Increase (Decrease) .........................             22                  2                --
                                                     --------------     --------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            581              1,110               855
 Redeemed ........................................           (467)              (601)             (498)
                                                     --------------     --------------    ------------
 Net Increase (Decrease) .........................            115                509               357
                                                     --------------     --------------    ------------


                                                                EQ/J.P. Morgan Core Bond
                                                   --------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   351,703       $   476,299      $ 166,586
 Net realized gain (loss) on investments .........       116,974           118,974         70,457
 Change in unrealized appreciation
  (depreciation) on investments ..................      (139,010)          284,742        (95,335)
                                                     -----------       -----------      ---------
 Net increase (decrease) in net assets from
  operations .....................................       329,667           880,015        141,708
                                                     -----------       -----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     2,376,882         1,391,327        574,925
  Transfers between funds and guaranteed
   interest account, net .........................    (1,458,481)        5,382,020      2,969,291
  Transfers for contract benefits and
   terminations ..................................      (240,426)          (13,293)        (1,805)
  Contract maintenance charges ...................      (649,621)         (339,694)       (72,727)
                                                     -----------       -----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        28,354         6,420,360      3,469,684
                                                     -----------       -----------      ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        14,615           117,928          3,533
                                                     -----------       -----------      ---------
Increase (Decrease) in Net Assets ................       372,636         7,418,303      3,614,925
Net Assets -- Beginning of Period ................    12,115,711         4,697,408      1,082,483
                                                     -----------       -----------      ---------
Net Assets -- End of Period ......................   $12,488,347       $12,115,711     $4,697,408
                                                     ===========       ===========     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            25                --             --
 Redeemed ........................................            (6)               --             --
                                                     --------------    -----------      ---------
 Net Increase (Decrease) .........................            19                --             --
                                                     -------------     -----------      ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            47                73             34
 Redeemed ........................................           (62)              (53)            (4)
                                                     -------------     -----------      ---------
 Net Increase (Decrease) .........................           (15)               20             30
                                                     -------------     -----------      ---------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Janus Large Cap Growth
                                                   -------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (98,193)     $    (79,582)   $    (44,414)
 Net realized gain (loss) on investments .........    (2,023,242)       (1,611,929)     (1,095,410)
 Change in unrealized appreciation
  (depreciation) on investments ..................     6,526,985        (4,044,944)     (1,003,017)
                                                     -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     4,405,550        (5,736,455)     (2,142,841)
                                                     -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     5,785,594         6,298,798       4,178,096
  Transfers between funds and guaranteed
   interest account, net .........................    (1,988,997)        3,745,134       8,973,650
  Transfers for contract benefits and
   terminations ..................................      (628,173)         (602,318)       (127,892)
  Contract maintenance charges ...................    (1,757,926)       (1,580,907)       (840,444)
                                                     -----------      ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     1,410,498         7,860,707      12,183,410
                                                     -----------      ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        42,596           148,585        (301,402)
                                                     -----------      ------------    ------------
Increase (Decrease) in Net Assets ................     5,858,644         2,272,837       9,739,167
Net Assets -- Beginning of Period ................    15,966,748        13,693,911       3,954,744
                                                     -----------      ------------    ------------
Net Assets -- End of Period ......................   $21,825,392      $ 15,966,748    $ 13,693,911
                                                     ===========      ============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             1                --              --
 Redeemed ........................................            (1)               --              --
                                                     --------------   ------------    ------------
 Net Increase (Decrease) .........................            --                --              --
                                                     -------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           233               297             291
 Redeemed ........................................          (203)             (155)           (122)
                                                     -------------    ------------    ------------
 Net Increase (Decrease) .........................            30               142             169
                                                     -------------    ------------    ------------


                                                              EQ/Lazard Small Cap Value
                                                   ------------------------------------------------
                                                         2003            2002            2001
                                                   ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  19,087       $    4,111      $    64,828
 Net realized gain (loss) on investments .........      (13,028)          30,651          137,762
 Change in unrealized appreciation
  (depreciation) on investments ..................    1,164,092         (376,866)          20,327
                                                      ---------       ----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................    1,170,151         (342,104)         222,917
                                                      ---------       ----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,184,268          506,266          153,359
  Transfers between funds and guaranteed
   interest account, net .........................      528,306           97,221        1,821,881
  Transfers for contract benefits and
   terminations ..................................     (366,463)         (94,298)            (743)
  Contract maintenance charges ...................     (219,339)         (88,069)         (33,037)
                                                      ---------       ----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,126,772          421,120        1,941,460
                                                      ---------       ----------      -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       13,411           63,807            2,091
                                                      ---------       ----------      -----------
Increase (Decrease) in Net Assets ................    2,310,334          142,823        2,166,468
Net Assets -- Beginning of Period ................    2,441,563        2,298,740          132,272
                                                      ---------       ----------      -----------
Net Assets -- End of Period ......................   $4,751,897       $2,441,563      $2,298,740
                                                     ==========       ==========      ===========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           11               --             --
 Redeemed ........................................           (2)              --             --
                                                      ---------       ----------      -----------
 Net Increase (Decrease) .........................            9               --             --
                                                      ---------       ----------      -----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            9               15             19
 Redeemed ........................................           (9)             (11)            (3)
                                                      ---------       ----------      -----------
 Net Increase (Decrease) .........................            0                4             16
                                                      ---------       ----------      -----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Marsico Focus (a)
                                                   ---------------------------------------------
                                                          2003             2002          2001
                                                   ----------------- --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (232,688)     $    (41,277)   $   (365)
 Net realized gain (loss) on investments .........       (67,734)         (259,061)        159
 Change in unrealized appreciation
  (depreciation) on investments ..................    12,439,522        (1,429,037)      8,459
                                                     -----------      ------------    --------
 Net increase (decrease) in net assets from
  operations .....................................    12,391,100        (1,729,375)      8,253
                                                     -----------      ------------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    10,937,373         2,791,954      58,977
  Transfers between funds and guaranteed
   interest account, net .........................    29,226,075        20,649,620     634,874
  Transfers for contract benefits and
   terminations ..................................    (1,427,299)         (219,524)         --
  Contract maintenance charges ...................    (3,204,249)         (728,005)     (3,060)
                                                     -----------      ------------    --------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    35,531,900        22,494,045     690,791
                                                     -----------      ------------    --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........      (217,477)           77,488         365
                                                     -----------      ------------    --------
Increase (Decrease) in Net Assets ................    47,705,523        20,842,158     699,409
Net Assets -- Beginning of Period ................    21,541,567           699,409          --
                                                     -----------      ------------    --------
Net Assets -- End of Period ......................   $69,247,090      $ 21,541,567    $699,409
                                                     ===========      ============    ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            36                --          --
 Redeemed ........................................            (8)               --          --
                                                     --------------   ------------    --------
 Net Increase (Decrease) .........................            28                --          --
                                                     -------------    ------------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           435               292           7
 Redeemed ........................................          (125)              (69)         --
                                                     -------------    ------------    --------
 Net Increase (Decrease) .........................           310               223           7
                                                     -------------    ------------    --------



                                                              EQ/Mercury Basic Value Equity
                                                   ---------------------------------------------------
                                                          2003              2002             2001
                                                   ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $    72,224      $     703,227    $  2,539,500
 Net realized gain (loss) on investments .........     (1,723,662)        (1,109,774)      2,183,807
 Change in unrealized appreciation
  (depreciation) on investments ..................     38,812,253        (21,147,465)       (467,046)
                                                     ------------      -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     37,160,815        (21,554,012)      4,256,261
                                                     ------------      -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     23,904,689         22,761,044      15,725,847
  Transfers between funds and guaranteed
   interest account, net .........................      5,682,382         25,587,718      30,278,072
  Transfers for contract benefits and
   terminations ..................................     (8,369,158)        (3,965,090)     (2,364,969)
  Contract maintenance charges ...................     (8,708,469)        (7,153,098)     (3,962,409)
                                                     ------------      -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     12,509,444         37,230,574      39,676,541
                                                     ------------      -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         23,850             65,036          19,766
                                                     ------------      -------------    ------------
Increase (Decrease) in Net Assets ................     49,694,109         15,741,598      43,952,568
Net Assets -- Beginning of Period ................    113,272,954         97,531,356      53,578,788
                                                     ------------      -------------    ------------
Net Assets -- End of Period ......................   $162,967,063      $ 113,272,954    $ 97,531,356
                                                     ============      =============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             17                 --              --
 Redeemed ........................................             (3)                --              --
                                                     ------------      -------------    ------------
 Net Increase (Decrease) .........................             14                 --              --
                                                     ------------      -------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            373                462             409
 Redeemed ........................................           (303)              (239)           (173)
                                                     ------------      -------------    ------------
 Net Increase (Decrease) .........................             70                223             236
                                                     ------------      -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury International Value (f)
                                                   ---------------------------------------------------
                                                          2003             2002             2001
                                                   ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ 1,351,299      $      209,179     $    6,539
 Net realized gain (loss) on investments .........      (988,834)         (1,892,139)      (213,305)
 Change in unrealized appreciation
  (depreciation) on investments ..................    18,373,517          (9,674,470)      (127,410)
                                                     -----------      --------------     ----------
 Net increase (decrease) in net assets from
  operations .....................................    18,735,982         (11,357,430)      (334,176)
                                                     -----------      --------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    14,957,683           9,200,750        525,435
  Transfers between funds and guaranteed
   interest account, net .........................     1,814,206          64,088,431      1,289,973
  Transfers for contract benefits and
   terminations ..................................    (5,180,724)         (1,404,482)       (21,852)
  Contract maintenance charges ...................    (4,810,257)         (2,886,983)      (117,395)
                                                     -----------      --------------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     6,780,908          68,997,716      1,676,161
                                                     -----------      --------------     ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        26,646             197,554         2,400
                                                     -----------      --------------     ----------
Increase (Decrease) in Net Assets ................    25,543,536          57,837,840      1,344,385
Net Assets -- Beginning of Period ................    60,166,320           2,328,480        984,095
                                                     -----------      --------------     ----------
Net Assets -- End of Period ......................   $85,709,856      $   60,166,320     $2,328,480
                                                     ===========      ==============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            19                  --             --
 Redeemed ........................................            (4)                 --             --
                                                     -----------      --------------     ----------
 Net Increase (Decrease) .........................            15                  --             --
                                                     -----------      --------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           444               1,007             20
 Redeemed ........................................          (378)               (316)            (5)
                                                     -------------    --------------     ----------
 Net Increase (Decrease) .........................            66                 691             15
                                                     -------------    --------------     ----------



                                                             EQ/MFS Emerging Growth Companies
                                                   ----------------------------------------------------
                                                          2003              2002              2001
                                                   ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (809,076)     $    (911,294)   $    (1,252,435)
 Net realized gain (loss) on investments .........    (17,387,668)       (54,691,176)       (79,597,391)
 Change in unrealized appreciation
  (depreciation) on investments ..................     55,299,579        (18,607,153)       (29,752,357)
                                                     ------------      -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................     37,102,835        (74,209,623)      (110,602,183)
                                                     ------------      -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,311,048         42,212,245         59,452,044
  Transfers between funds and guaranteed
   interest account, net .........................    (12,577,710)       (26,499,349)       (17,664,893)
  Transfers for contract benefits and
   terminations ..................................     (8,753,007)        (9,253,128)        (8,729,236)
  Contract maintenance charges ...................    (14,064,675)       (16,423,748)       (18,898,434)
                                                     ------------      -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (3,084,344)        (9,963,980)        14,159,481
                                                     ------------      -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         30,935             26,662             59,311
                                                     ------------      -------------    ---------------
Increase (Decrease) in Net Assets ................     34,049,426        (84,146,941)       (96,383,391)
Net Assets -- Beginning of Period ................    132,113,341        216,260,282        312,643,673
                                                     ------------      -------------    ---------------
Net Assets -- End of Period ......................   $166,162,767      $ 132,113,341    $   216,260,282
                                                     ============      =============    ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................              7                 --                 --
 Redeemed ........................................             (1)                --                 --
                                                     ------------      -------------    ---------------
 Net Increase (Decrease) .........................              6                 --                 --
                                                     ------------      -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            466              1,631              1,853
 Redeemed ........................................           (416)            (1,719)            (1,765)
                                                     ------------      -------------    ---------------
 Net Increase (Decrease) .........................             50                (88)                88
                                                     ------------      -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/MFS Investors Trust
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    11,292    $       8,380    $      143
 Net realized gain (loss) on investments .........      (204,383)        (561,412)      (95,215)
 Change in unrealized appreciation
  (depreciation) on investments ..................     1,858,590         (729,555)     (389,623)
                                                     -----------    -------------    ----------
 Net increase (decrease) in net assets from
  operations .....................................     1,665,499       (1,282,587)     (484,695)
                                                     -----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     1,432,190        1,481,995     1,308,391
  Transfers between funds and guaranteed
   interest account, net .........................     1,879,964        2,862,773     1,379,673
  Transfers for contract benefits and
   terminations ..................................      (493,400)        (395,375)      (64,804)
  Contract maintenance charges ...................      (529,678)        (439,559)     (304,911)
                                                     -----------    -------------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     2,289,076        3,509,834     2,318,349
                                                     -----------    -------------    ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        43,143          156,498         4,927
                                                     -----------    -------------    ----------
Increase (Decrease) in Net Assets ................     3,997,718        2,383,745     1,838,581
Net Assets -- Beginning of Period ................     6,479,276        4,095,531     2,256,950
                                                     -----------    -------------    ----------
Net Assets -- End of Period ......................   $10,476,994    $   6,479,276    $4,095,531
                                                     ===========    =============    ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            --               --            --
 Redeemed ........................................            --               --            --
                                                     -----------    -------------    ----------
 Net Increase (Decrease) .........................            --               --            --
                                                     -----------    -------------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           109               83            39
 Redeemed ........................................           (77)             (37)          (13)
                                                     -----------    -------------    ----------
 Net Increase (Decrease) .........................            32               46            26
                                                     -----------    -------------    ----------



                                                                      EQ/Money Market
                                                   -----------------------------------------------------
                                                          2003              2002              2001
                                                   ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     1,340,149   $     4,211,793   $    12,140,810
 Net realized gain (loss) on investments .........       (1,217,067)       (5,188,291)       (1,312,388)
 Change in unrealized appreciation
  (depreciation) on investments ..................        1,228,788         5,378,377         2,210,091
                                                    ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        1,351,870         4,401,879        13,038,513
                                                    ---------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      180,305,436       230,349,860       281,063,327
  Transfers between funds and guaranteed
   interest account, net .........................     (130,290,540)     (119,205,234)     (148,469,048)
  Transfers for contract benefits and
   terminations ..................................      (98,990,530)      (87,674,273)      (27,698,359)
  Contract maintenance charges ...................      (37,667,392)      (39,250,883)      (33,347,788)
                                                    ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (86,643,026)      (15,780,530)       71,548,132
                                                    ---------------   ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           43,975           113,197           113,926
                                                    ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets ................      (85,247,181)      (11,265,454)       84,700,571
Net Assets -- Beginning of Period ................      473,273,006       484,538,460       399,837,889
                                                    ---------------   ---------------   ---------------
Net Assets -- End of Period ......................  $   388,025,825   $   473,273,006   $   484,538,460
                                                    ===============   ===============   ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            3,238             7,342            16,851
 Redeemed ........................................           (3,568)           (7,301)          (16,788)
                                                    ---------------   ---------------   ---------------
 Net Increase (Decrease) .........................             (330)               41                63
                                                    ---------------   ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................              620             2,644             5,670
 Redeemed ........................................             (833)           (2,503)           (5,232)
                                                    ---------------   ---------------   ---------------
 Net Increase (Decrease) .........................             (213)              141               438
                                                    ---------------   ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Putnam Growth & Income Value
                                                   -----------------------------------------------
                                                         2003            2002            2001
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    258,390    $    259,774    $    138,028
 Net realized gain (loss) on investments .........      (966,987)     (1,298,427)       (289,234)
 Change in unrealized appreciation
  (depreciation) on investments ..................     7,654,314      (5,081,256)     (1,766,064)
                                                    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     6,945,717      (6,119,909)     (1,917,270)
                                                    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     5,371,918       5,822,705       5,774,568
  Transfers between funds and guaranteed
   interest account, net .........................    (1,476,950)      1,034,333       3,224,087
  Transfers for contract benefits and
   terminations ..................................    (1,887,890)     (1,464,469)       (883,203)
  Contract maintenance charges ...................    (2,083,094)     (2,013,454)     (1,704,681)
                                                    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (76,016)      3,379,115       6,410,771
                                                    ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        57,877         102,693          16,347
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     6,927,578      (2,638,101)      4,509,848
Net Assets -- Beginning of Period ................    26,423,040      29,061,141      24,551,293
                                                    ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 33,350,618    $ 26,423,040    $ 29,061,141
                                                    ============    ============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            --              --              --
 Redeemed ........................................            --              --              --
                                                    ------------    ------------    ------------
 Net Increase (Decrease) .........................            --              --              --
                                                    ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           117             134             107
 Redeemed ........................................          (116)           (103)            (55)
                                                    ------------    ------------    ------------
 Net Increase (Decrease) .........................             1              31              52
                                                    ------------    ------------    ------------



                                                                   EQ/Putnam Voyager
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (7,260)       $  (6,791)       $  (6,498)
 Net realized gain (loss) on investments .........     (130,523)        (180,020)         (90,894)
 Change in unrealized appreciation
  (depreciation) on investments ..................      514,584         (264,798)        (153,864)
                                                      ---------        ---------        ---------
 Net increase (decrease) in net assets from
  operations .....................................      376,801         (451,609)        (251,256)
                                                      ---------        ---------        ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      299,660          376,125          665,693
  Transfers between funds and guaranteed
   interest account, net .........................       47,522           99,421          461,861
  Transfers for contract benefits and
   terminations ..................................      (21,857)         (25,683)         (30,677)
  Contract maintenance charges ...................     (121,099)        (121,957)         (91,205)
                                                      ---------        ---------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      204,226          327,906        1,005,672
                                                      ---------        ---------        ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        9,746           58,719            1,590
                                                      ---------        ---------        ---------
Increase (Decrease) in Net Assets ................      590,773          (64,984)         756,006
Net Assets -- Beginning of Period ................    1,433,504        1,498,488          742,482
                                                      ---------        ---------        ---------
Net Assets -- End of Period ......................   $2,024,277       $1,433,504       $1,498,488
                                                     ==========       ==========       ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           --               --               --
 Redeemed ........................................           --               --               --
                                                      ----------       ----------       ----------
 Net Increase (Decrease) .........................           --               --               --
                                                      ----------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            7                8               12
 Redeemed ........................................           (4)              (4)              (2)
                                                      -----------      -----------      -----------
 Net Increase (Decrease) .........................            3                4               10
                                                      -----------      -----------      -----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Small Company Index
                                                   ---------------------------------------------
                                                          2003             2002          2001
                                                   ----------------- --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    21,662       $      (23)    $   1,623
 Net realized gain (loss) on investments .........       259,217          (40,343)       (5,635)
 Change in unrealized appreciation
  (depreciation) on investments ..................       839,581         (148,885)       38,966
                                                      ----------       ----------     ---------
 Net increase (decrease) in net assets from
  operations .....................................     1,120,461         (189,251)       34,954
                                                      ----------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     1,068,379          157,952        96,565
  Transfers between funds and guaranteed
   interest account, net .........................     8,120,640           88,392       393,493
  Transfers for contract benefits and
   terminations ..................................       (91,063)            (183)       (1,623)
  Contract maintenance charges ...................      (198,543)         (22,592)      (12,197)
                                                      ----------       ----------     ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     8,899,413          223,569       476,238
                                                      ----------       ----------     ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        15,113           84,102           820
                                                      ----------       ----------     ---------
Increase (Decrease) in Net Assets ................    10,034,987          118,420       512,012
Net Assets -- Beginning of Period ................       703,334          584,914        72,902
                                                      ----------       ----------     ---------
Net Assets -- End of Period ......................   $10,738,321       $  703,334     $ 584,914
                                                     ===========       ==========     =========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................          124                --            --
 Redeemed ........................................          (73)               --            --
                                                      -----------      ----------     ---------
 Net Increase (Decrease) .........................           51                --            --
                                                      -----------      ----------     ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           22                3              5
 Redeemed ........................................           (4)              (2)            --
                                                      -----------      ----------     ---------
 Net Increase (Decrease) .........................            18                1             5
                                                      -----------      ----------     ---------



                                                                                                       Fidelity VIP
                                                                                                      Asset Manager:
                                                                     EQ/Technology                      Growth (s)
                                                   ------------------------------------------------- ---------------
                                                         2003            2002             2001             2003
                                                   --------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (232,593)   $     (204,177)  $     (215,661)          --
 Net realized gain (loss) on investments .........    (3,667,713)       (6,118,506)     (18,298,009)       5,903
 Change in unrealized appreciation
  (depreciation) on investments ..................    18,909,006       (13,818,767)       7,601,879      102,299
                                                    ------------    --------------   --------------      -------
 Net increase (decrease) in net assets from
  operations .....................................    15,008,700       (20,141,450)     (10,911,791)     108,202
                                                    ------------    --------------   --------------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    10,299,794        12,166,810       13,314,847        2,114
  Transfers between funds and guaranteed
   interest account, net .........................        32,435         1,362,801       11,082,053    1,062,956
  Transfers for contract benefits and
   terminations ..................................    (1,606,790)       (1,486,390)        (886,319)          --
  Contract maintenance charges ...................    (4,010,128)       (4,049,867)      (3,496,414)      (9,899)
                                                    ------------    --------------   --------------    ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     4,715,311         7,993,354       20,014,167    1,055,171
                                                    ------------    --------------   --------------    ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        24,764            46,119          (42,048)          --
                                                    ------------    --------------   --------------    ---------
Increase (Decrease) in Net Assets ................    19,748,775       (12,101,977)       9,060,328    1,163,373
Net Assets -- Beginning of Period ................    32,310,729        44,412,706       35,352,378           --
                                                    ------------    --------------   --------------    ---------
Net Assets -- End of Period ......................  $ 52,059,504    $   32,310,729   $   44,412,706    $1,163,373
                                                    ============    ==============   ==============    ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            --                --               --           --
 Redeemed ........................................            --                --               --           --
                                                    ------------    --------------   --------------    ----------
 Net Increase (Decrease) .........................            --                --               --           --
                                                    ------------    --------------   --------------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           649               982            1,472           11
 Redeemed ........................................          (509)             (774)          (1,113)          (1)
                                                    ------------    --------------   --------------    ----------
 Net Increase (Decrease) .........................           139               208              359           10
                                                    ------------    --------------   --------------    ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Fidelity VIP       Fidelity VIP         Fidelity VIP
                                                    Contrafund (s)   Equity-Income (s)   Growth & Income (s)
                                                   ---------------- ------------------- ---------------------
                                                         2003               2003                 2003
                                                   ---------------- ------------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................            --               --                   --
 Net realized gain (loss) on investments .........        13,868           65,954               10,891
 Change in unrealized appreciation
  (depreciation) on investments ..................       315,370          311,516              132,444
                                                      ----------       ----------           ----------
 Net increase (decrease) in net assets from
  operations .....................................       329,238          377,470              143,335
                                                      ----------       ----------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        51,912           36,491               31,645
  Transfers between funds and guaranteed
   interest account, net .........................     2,544,173        2,155,897            1,527,683
  Transfers for contract benefits and
   terminations ..................................            --               --                   --
  Contract maintenance charges ...................       (19,677)         (19,889)             (13,856)
                                                      ----------       ----------           ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     2,576,408        2,172,499            1,545,472
                                                      ----------       ----------           ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........            --               --                   --
                                                      ----------       ----------           ----------
Increase (Decrease) in Net Assets ................     2,905,646        2,549,969            1,688,806
Net Assets -- Beginning of Period ................            --               --                   --
                                                      ----------       ----------           ----------
Net Assets -- End of Period ......................    $2,905,646       $2,549,969           $1,688,806
                                                      ==========       ==========           ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           --                --                   --
 Redeemed ........................................           --                --                   --
                                                      ----------       ----------           ----------
 Net Increase (Decrease) .........................           --                --                   --
                                                      ----------       ----------           ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           25                24                   16
 Redeemed ........................................           (2)               (4)                  (2)
                                                      ----------       ----------           ----------
 Net Increase (Decrease) .........................           23                20                   14
                                                      ----------       ----------           ----------



                                                                       Fidelity VIP
                                                      Fidelity VIP      Investment      Fidelity VIP    Fidelity VIP
                                                    High Income (s)   Grade Bond (s)     Mid Cap (s)     Value (s)
                                                   ----------------- ---------------- ---------------- -------------
                                                          2003             2003             2003            2003
                                                   ----------------- ---------------- ---------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................           --                 --              --       $ 2,589
 Net realized gain (loss) on investments .........        5,913            (29,542)          7,198         9,875
 Change in unrealized appreciation
  (depreciation) on investments ..................      113,927             81,467         166,833        52,233
                                                     ----------         ----------      ----------      --------
 Net increase (decrease) in net assets from
  operations .....................................      119,840             51,925         174,031        64,697
                                                     ----------         ----------      ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       40,013             47,192          47,173        22,350
  Transfers between funds and guaranteed
   interest account, net .........................    2,324,923          3,629,163       1,482,466       776,775
  Transfers for contract benefits and
   terminations ..................................           --                 --              --            --
  Contract maintenance charges ...................      (14,715)           (47,690)        (11,055)       (6,234)
                                                     ----------         ----------      ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,350,221          3,628,665       1,518,584       792,891
                                                     ----------         ----------      ----------      --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           --                 --              --            --
                                                     ----------         ----------      ----------      --------
Increase (Decrease) in Net Assets ................    2,470,061          3,680,589       1,692,615       857,588
Net Assets -- Beginning of Period ................           --                 --              --            --
                                                     ----------         ----------      ----------      --------
Net Assets -- End of Period ......................   $2,470,061         $3,680,589      $1,692,615      $857,588
                                                     ==========         ==========      ==========      ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           --                 --              --            --
 Redeemed ........................................           --                 --              --            --
                                                     ----------         ----------      ----------      --------
 Net Increase (Decrease) .........................           --                 --              --            --
                                                     ----------         ----------      ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           29                 80              16             8
 Redeemed ........................................           (7)                44              (4)           (1)
                                                     ----------         ----------      ----------      --------
 Net Increase (Decrease) .........................           22                 36              12             7
                                                     ----------         ----------      ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      Fidelity VIP                MFS Mid
                                                   Value Strategies(s)          Cap Growth (i)
                                                   ------------------- ----------------------------
                                                        2003             2003              2002
                                                   --------------      -----------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................      $    12,099       $      (352)      $        (1)
 Net realized gain (loss) on investments .....           17,746             2,185                 3
 Change in unrealized appreciation
  (depreciation) on investments ..............          107,545            15,800                (6)
                                                    -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations .................................          137,390            17,633                (4)
                                                    -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......           46,476            87,467              --
  Transfers between funds and guaranteed
   interest account, net .....................        2,383,796            23,629               953
  Transfers for contract benefits and
   terminations ..............................             --                  (4)             --
  Contract maintenance charges ...............          (18,891)           (9,060)             (535)
                                                    -----------       -----------       -----------
 Net increase (decrease) in net assets from
  contractowners transactions ................        2,411,381           102,033               418
                                                    -----------       -----------       -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ......             --                 352                 2
                                                    -----------       -----------       -----------
Increase (Decrease) in Net Assets ............        2,548,771           120,018               416
Net Assets -- Beginning of Period ............             --                 416              --
                                                    -----------       -----------       -----------
Net Assets -- End of Period ..................      $ 2,548,771       $   120,434       $       416
                                                    ===========       ===========       ===========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ......................................             --                   1              --
 Redeemed ....................................             --                --                --
                                                    -----------       -----------       -----------
 Net Increase (Decrease) .....................             --                   1              --
                                                    -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................               20              --                --
 Redeemed ....................................               (3)             --                --
                                                    -----------       -----------       -----------
 Net Increase (Decrease) .....................               17              --                --
                                                    -----------       -----------       -----------



                                                     PEA Renaissance (i)     PIMCO Total Return (i)
                                                 ------------------------   -----------------------
                                                     2003          2002         2003         2002
                                                 ------------   ---------   ----------    ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................   $     80,922    $    104    $   4,739    $  1,035
 Net realized gain (loss) on investments .....        203,451          49          472          (1)
 Change in unrealized appreciation
  (depreciation) on investments ..............      1,537,368          13         (251)        145
                                                 ------------    --------    ---------    --------
 Net increase (decrease) in net assets from
  operations .................................      1,821,741         166        4,960       1,179
                                                 ------------    --------    ---------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......        981,970      18,392      151,600      22,110
  Transfers between funds and guaranteed
   interest account, net .....................      8,531,262       3,518       (5,256)      9,175
  Transfers for contract benefits and
   terminations ..............................        (24,176)       --            (25)       --
  Contract maintenance charges ...............       (189,818)     (1,343)     (20,175)       (811)
                                                 ------------    --------    ---------    --------
 Net increase (decrease) in net assets from
  contractowners transactions ................      9,299,240      20,567      126,144      30,474
                                                 ------------    --------    ---------    --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ......          7,119        (102)         583         144
                                                 ------------    --------    ---------    --------
Increase (Decrease) in Net Assets ............     11,128,100      20,633      131,686      31,797
Net Assets -- Beginning of Period ............         20,633        --         31,797        --
                                                 ------------    --------    ---------    --------
Net Assets -- End of Period ..................   $ 11,148,733    $ 20,633    $ 163,483    $ 31,797
                                                 ============    ========    =========    ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ......................................             75        --              2        --
 Redeemed ....................................            (11)       --             (1)       --
                                                 ------------    --------    ---------    --------
 Net Increase (Decrease) .....................             65        --              1        --
                                                 ------------    --------    ---------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           --          --           --          --
 Redeemed ....................................           --          --           --          --
                                                 ------------    --------    ---------    --------
 Net Increase (Decrease) .....................           --          --           --          --
                                                 ------------    --------    ---------    --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          U.S. Real Estate (j)          Vanguard VIF Equity Index (d)
                                                     -------------------------------   -------------------------------
                                                           2003             2002            2003             2002
                                                     ---------------   -------------   --------------   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    (6,747)     $   63,796       $    500          $  (123)
 Net realized gain (loss) on investments .........         120,772              99         12,522             (789)
 Change in unrealized appreciation
  (depreciation) on investments ..................       1,766,713         (48,679)       110,222           (2,230)
                                                       -----------      ----------       --------          -------
 Net increase (decrease) in net assets from
  operations .....................................       1,880,738          15,216        123,244           (3,142)
                                                       -----------      ----------       --------          -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       1,928,653           2,241        537,994           77,588
  Transfers between funds and guaranteed
   interest account, net .........................       7,925,696       1,296,125        226,388           41,182
  Transfers for contract benefits and
   terminations ..................................         (26,380)             --            (11)              --
  Contract maintenance charges ...................        (266,153)         (8,524)       (69,395)          (4,347)
                                                       -----------      ----------       --------          -------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       9,561,817       1,289,842        694,976          114,423
                                                       -----------      ----------       --------          -------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           6,394              --          2,429              124
                                                       -----------      ----------       --------          -------
Increase (Decrease) in Net Assets ................      11,448,949       1,305,058        820,649          111,405
Net Assets -- Beginning of Period ................       1,305,058              --        111,405               --
                                                       -----------      ----------       --------          -------
Net Assets -- End of Period ......................     $12,754,007      $1,305,058       $932,054          $111,405
                                                       ===========      ==========       ========          ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             111              12             10                2
 Redeemed ........................................             (32)             --             (2)              (1)
                                                       -----------      ----------       -----------       ---------
 Net Increase (Decrease) .........................              79              12              8                1
                                                       -----------      ----------       ----------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................              --              --             --               --
 Redeemed ........................................              --              --             --               --
                                                       -----------      ----------       ----------        ---------
 Net Increase (Decrease) .........................              --              --             --               --
                                                       -----------      ----------       ----------        ---------

-------
The accompanying notes are an integral part of these financial statements.
(a) Commenced operations on October 22, 2001.
(b) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio, occurred on May 18, 2001 (See Note 5).
(c) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001 (See Note 5).
(d) Commenced operations on April 26, 2002.
(e) Commenced operations on May 13, 2002.
(f) A substitution of EQ/T. Rowe Price International Portfolio for the Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).
(g) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(h) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(i) Commenced operations on August 2, 2002.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(j) Commenced operations on November 5, 2002.
(k) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(l) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(s) Commenced operations on May 2, 2003.
(t) Commenced operations on October 13, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2003


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, Pimco Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 62 variable investment options(1):

o AXA Aggressive Allocation Portfolio
o AXA Conservative Allocation Portfolio
o AXA Conservative-Plus Allocation Portfolio
o AXA Moderate Allocation(2)
o AXA Moderate-Plus Allocation Portfolio
o AXA Premier VIP Aggressive Equity(3)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(4)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o AXA Rosenberg VIT Value Long/Short Equity
o Davis Value
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(6)
o EQ/Equity 500 Index(7)
o EQ/Evergreen Omega(8)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value(9)
o EQ/J.P. Morgan Core Bond(10)
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity(11)
o EQ/Mercury International Value(18)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust(12)
o EQ/Money Market(13)
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager(14)
o EQ/Small Company Index(15)
o EQ/Technology(16)
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o MFS Mid Cap Growth
o PEA Renaissance(17)
o PIMCO Total Return
o U.S. Real Estate
o Vanguard VIF Equity Index

----------------------

 1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
 2) Formerly known as EQ/Balanced
 3) Formerly known as EQ/Aggressive Stock
 4) Formerly known as EQ/High Yield
 5) Formerly known as Lazard Large Cap Value
 6) Formerly known as Morgan Stanley Emerging Markets Equity
 7) Formerly known as Alliance Equity Index
 8) Formerly known as EQ/Evergreen
 9) Formerly known as Warburg Pincus Small Company Value
10) Formerly known as JPM Core Bond Portfolio
11) Formerly known as Merrill Lynch Basic Value Equity
12) Formerly known as MFS Growth with Income
13) Formerly known as EQ/Alliance Money Market
14) Formerly known as EQ/Putnam Investors Growth
15) Formerly known as BT Small Company Index
16) Formerly known as EQ/Alliance Technology
17) Formerly known as PIMCO Renaissance
18) Formerly known as EQ/Putnam International Equity

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), Incentive Life COLI and Incentive Life COLI '04, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distributor Channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


2. Significant Accounting Policies (Concluded)

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:



                                                             Purchases          Sales
                                                           -------------   --------------
AXA Aggressive Allocation ..............................        722,597         167,601
AXA Conservative Allocation ............................         52,118          12,515
AXA Conservative-Plus Allocation .......................        225,817          52,365
AXA Moderate Allocation ................................     90,864,253     165,169,971
AXA Moderate-Plus Allocation ...........................      1,254,680           4,838
AXA Premier VIP Aggressive Equity ......................     16,275,745      32,883,543
AXA Premier VIP Core Bond ..............................     42,796,784      24,754,640
AXA Premier VIP Health Care ............................      9,536,025       2,280,761
AXA Premier High Yield .................................    238,809,230     180,589,149
AXA Premier VIP International Equity ...................      5,421,669         919,174
AXA Premier VIP Large Cap Core Equity ..................      2,143,344         214,975
AXA Premier VIP Large Cap Growth .......................      8,643,330       2,729,391
AXA Premier VIP Large Cap Value ........................      4,896,772       2,156,897
AXA Premier VIP Small/Mid Cap Growth ...................     12,281,368       4,816,952
AXA Premier VIP Small/Mid Cap Value ....................     20,659,464       7,100,898
AXA Premier VIP Technology .............................      8,448,068         766,554
AXA Rosenberg VIT Value Long/Short Equity ..............     20,591,281      12,199,137
Davis Value ............................................        217,735          23,163
EQ/Alliance Common Stock ...............................    100,757,984     145,006,900
EQ/Alliance Growth and Income ..........................     53,764,028      43,627,549
EQ/Alliance Intermediate Government Securities .........     84,220,984      92,012,447
EQ/Alliance International ..............................     97,773,153     106,233,016
EQ/Alliance Premier Growth .............................     13,523,576      13,880,515
EQ/Alliance Quality Bond ...............................     67,494,507      75,305,443
EQ/Alliance Small Cap Growth ...........................     36,408,438      24,355,806
EQ/Bernstein Diversified Value .........................     49,379,026      27,384,508
EQ/Calvert Socially Responsible ........................          1,779              70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


3. Purchases and Sales of Investments (Concluded)

                                                 Purchases          Sales
                                               -------------   --------------
EQ/Capital Guardian International ..........        808,711         107,505
EQ/Capital Guardian Research ...............     15,555,090       9,591,120
EQ/Capital Guardian U.S. Equity ............     21,958,136       7,475,163
EQ/Emerging Markets Equity .................     43,135,060      35,424,832
EQ/Equity 500 Index ........................     89,562,854      61,793,548
EQ/Evergreen Omega .........................      7,721,211       3,699,917
EQ/FI MidCap ...............................     33,622,731      11,797,056
EQ/FI Small/Mid Cap Value ..................     36,539,330      22,306,255
EQ/JP Morgan Core Bond .....................      4,030,811       3,628,468
EQ/Janus Large Cap Growth ..................      7,949,803       6,589,189
EQ/Lazard Small Cap Value ..................      2,202,020       1,033,799
EQ/Marsico Focus ...........................     39,977,955       4,644,219
EQ/Mercury Basic Value Equity ..............     37,228,628      24,622,881
EQ/Mercury International Value .............     30,213,822      22,052,174
EQ/MFS Emerging Growth Companies ...........     20,405,601      24,341,024
EQ/MFS Investors Trust .....................      6,983,902       4,640,337
EQ/Money Market ............................    391,702,854     478,276,625
EQ/Putnam Growth and Income Value ..........      8,774,125       8,535,450
EQ/Putnam Voyager ..........................        469,671         262,908
EQ/Small Company Index .....................     17,413,025       8,412,493
EQ/Technology ..............................     13,361,756       8,853,920
MFS Mid Cap Growth .........................        113,980          11,946
PEA Renaissance ............................     10,609,827       1,310,694
PIMCO Total Return .........................        214,020          84,024
U.S Real Estate ............................     10,997,328       1,435,770
Vanguard VIF Equity Index ..................        793,485          89,277
Fidelity VIP Asset Manager: Growth .........      1,120,171          65,000
Fidelity VIP Contra Fund ...................      2,705,308         128,899
Fidelity VIP Equity-Income .................      2,624,866         452,367
Fidelity VIP Growth & Income ...............      1,670,810         125,338
Fidelity VIP High Income ...................      3,141,310         791,089
Fidelity VIP Investment Grade Bond .........      7,500,053       3,871,388
Fidelity VIP Mid Cap .......................      1,764,535         245,951
Fidelity VIP Value .........................        944,828         149,348
Fidelity VIP Value Strategies ..............      2,725,150         301,670

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Mangement LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust--AXA Rosenberg VIT Value Long/ Short Equity Portfolio. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, FMR Co., Inc. serves as investment manager for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. Massachusetts

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


4. Expenses and Related Party Transactions (Concluded)

   Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--PEA Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions/Transfers

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


-------------------------------------------------------------------------------------------------------------
 May 2, 2003                          Removed Portfolio                           Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                        EQ/International Equity Index Portfolio        EQ/Alliance International Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                      8,350                                        7,900
Shares -- Class B                     70,385                                       67,601
Value -- Class A                 $    59,088                                  $    59,088
Value -- Class B                 $   498,398                                  $   498,398
Net Assets before                $   557,486                                  $33,139,983
Net Assets after                                                              $33,697,469
-------------------------------------------------------------------------------------------------------------
 November 22, 2002                   Removed Portfolio                          Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                                EQ/MFS Research Portfolio            EQ/Capital Guardian Research Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                 4,335,056                                    4,358,366
Value -- Class B                $38,119,315                                  $38,119,315
Net Assets before               $38,119,315                                  $18,068,522
Net Assets after                                                             $56,187,837
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


5. Substitutions/Transfers (Continued)


-------------------------------------------------------------------------------------------------------------
 May 2, 2003                          Removed Portfolio                             Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                        EQ/Alliance Growth Investors Portfolio            AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                        51,453,894                                       55,402,308
Shares -- Class B                         1,872,853                                        2,024,189
Value -- Class A                       $721,568,581                                   $  721,568,581
Value -- Class B                       $ 26,179,797                                   $   26,179,797
Net Assets before                      $747,748,378                                   $  601,286,095
Net Assets after                                                                      $1,349,034,473
-------------------------------------------------------------------------------------------------------------
                              EQ/Alliance Global Portfolio                EQ/Alliance International Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                        27,085,484                                       43,212,510
Shares -- Class B                         1,688,036                                        2,704,868
Value -- Class A                       $321,766,287                                   $  321,766,287
Value -- Class B                       $ 19,861,058                                   $   19,861,058
Net Assets before                      $341,627,845                                   $   60,898,203
Net Assets after                                                                      $  402,526,048
-------------------------------------------------------------------------------------------------------------
 July 12, 2002                      Removed Portfolio                              Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                              AXP New Dimensions Portfolio            EQ/Capital Guardian U.S. Equity Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                           646,346                                          466,139
Value -- Class B                       $  3,739,434                                   $    3,739,434
Net Assets before                      $  3,739,434                                   $   17,722,126
Net Assets after                                                                      $   21,461,560
-------------------------------------------------------------------------------------------------------------
                           AXP Strategy Aggressive Portfolio                EQ/Alliance Small Cap Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                            208,991
Shares -- Class B                           918,822                                           74,901
Value -- Class A                                                                      $    2,022,745
Value -- Class B                       $  2,738,295                                   $      715,550
Net Assets before                      $  2,738,295                                   $  121,231,952
Net Assets after                                                                      $  123,970,247
-------------------------------------------------------------------------------------------------------------
 April 26, 2002                     Removed Portfolio                              Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                        EQ/T.Rowe Price International Portfolio           EQ/Mercury International Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                         6,910,736                                        5,546,857
Value -- Class B                       $ 58,695,342                                   $   58,695,342
Net Assets before                      $ 58,695,342                                   $    2,614,787
Net Assets after                                                                      $   61,310,129
-------------------------------------------------------------------------------------------------------------
 May 18, 2001                       Removed Portfolio                              Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                      Alliance Conservative Investors Portfolio           AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                       17,996,107
Shares -- Class B                          369,654
Value -- Class A                      $213,613,796
Value -- Class B                      $  4,369,307
Net Assets before                     $217,993,103
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


5. Substitutions/Transfers (Continued)


-------------------------------------------------------------------------------------------------------------
 May 2, 2003                         Removed Portfolio                             Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                          EQ/Evergreen Foundation Portfolio              AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                      29,561
Shares -- Class B                      22,643
Value -- Class A                  $   279,939
Value -- Class B                  $   214,429
Net Assets before                 $   494,368
-------------------------------------------------------------------------------------------------------------
                             EQ/Putnam Balanced Portfolio                AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                     910,237
Shares -- Class B                     107,226
Value -- Class A                  $11,241,432
Value -- Class B                  $ 1,324,236
Net Assets before                 $12,565,668
-------------------------------------------------------------------------------------------------------------
                           Mercury World Strategy Portfolio              AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                     475,863
Shares -- Class B                      59,561
Value -- Class A                  $ 4,668,221
Value -- Class B                  $   584,293
Net Assets before                 $ 5,252,514
-------------------------------------------------------------------------------------------------------------
 Total Impact                                                            AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                    14,665,181
Shares -- Class B                                                                       416,171
Value -- Class A                                                                   $229,803,388
Value -- Class B                                                                   $  6,492,265
Net Assets before                                                                  $515,130,871
Net Assets after                                                                   $751,436,524
-------------------------------------------------------------------------------------------------------------
                      EQ/T. Rowe Price Equity Income Portfolio       EQ/Bernstein Diversified Value Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                    5,374,332                                        6,288,796
Value -- Class B                   $71,048,669                                     $ 71,048,669
Net Assets before                  $71,048,669                                     $    648,683
Net Assets after                                                                   $ 71,697,352
-------------------------------------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this was to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


6. Asset Charges

Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             Mortality and Expense   Mortality(b)   Administrative(b)    Total
                                                            ----------------------- -------------- ------------------- ---------
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 (a) ...................           .60%               --                --              .60%
Incentive Life '02 (b) ....................................           .80%               --                --              .80%
Incentive Life COLI '04 (b)(c) ............................           .75%               --                --              .75%
Survivorship Incentive Life '02 (b) .......................           .90%               --                --              .90%
Paramount Life (a) ........................................           .60%               --                --              .60%
IL Plus Original Series (b) ...............................           .60%               --                --              .60%
Incentive Life COLI (b) ...................................           .60%               --                --              .60%
Incentive Life COLI '04 (b)(c) ............................           .75%               --                --              .75%
Survivorship Incentive Life 1999 (a) ......................           .60%               --                --              .60%
Survivorship 2000 (a) .....................................           .90%               --                --              .90%
IL Protector (a) ..........................................           .80%               --                --              .80%
SP-Flex (a) ...............................................           .85%               .60%              .35%           1.80%

----------
(a)   Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)
      Policy years 21 and later 0.35% (0.50% maximum)


The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment option.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, ILCOLI '04, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Incentive Life COLI, Survivorship Incentive Life, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Paramount Life, IL Protector, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by Equitable Life for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


Charges                               When charge is deducted
-------                               -----------------------
Riders                                Monthly
Death Benefit Guarantee (Guaranteed   Monthly
Minimum Death Benefit Charge).


Charges                                                 Amount deducted                       How deducted
-------                                                 ---------------                       ------------
Riders                                Amount varies depending on the specifics of your   Unit liquidation from
                                      policy.                                            account value
Death Benefit Guarantee (Guaranteed   Low - $0.01 for each $1,000 of face amount of      Unit liquidation from
Minimum Death Benefit Charge).        the policy.                                        account value
                                      High - $0.02 for each $100 of face amount of the
                                      policy.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


6. Asset Charges (Concluded)


Charges                                     When charge is deducted
-------                                     -----------------------
Taxes                                       At time of premium
                                            payment
Premium charge                              At time of premium
                                            payment
Premium Sales Charge                        At time of premium
                                            payment
Monthly administrative charges              Monthly
Cost of Insurance (COI) and Rating          Monthly
charge
Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.
Partial Withdrawal                          At time of transaction.
Increase in policy's face amount            At time of transaction.
Administrative Surrender Charge             At time of transaction.
Transfers among investment options          At time of transaction.
per policy year
Living Benefits Rider                       At time of transaction.



                      Amount deducted                         How deducted
                      ---------------                         ------------
  Varies by state of residence on insured person.        Deducted from
                                                         premium
  Low - $25.                                             Deducted from
                                                         premium
  High - $250
  Depending on the policy, varies from a flat fee of     Deducted from
  $25 to $250 to a range of 3% to 4% on each             premium
  premium limited to 40% of the first year premium
  Low - $4 per month                                     Unit liquidation from
                                                         account value
  High - Depending on face amount, policyholder
  age at issue and policy year, up to 55 per year.
  Amount varies depending upon specifics of policy.      Unit liquidation from
  COI based upon amount at risk. Rating Charge           account value
  based upon face amount of insurance.
  Low - The amount of surrender charges is set forth     Unit liquidation from
  in your policy.                                        account value

  $25 ( or if less, 2% of the withdrawal)                Unit liquidation from
                                                         account value
  $1.50 for each $1,000 of the increase (but not         Unit liquidation from
  more than $250 in total)                               account value
  $540 which after the third year declines               Unit liquidation from
                                                         account value
  Low - $25 after 12 transfers                           Unit liquidation from
                                                         account value
  High - $25 after 4 transfers
  Low - $100                                             Unit liquidation from
                                                         account value
  High - Up to $250

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 109.58               --                  --           --            9.58%
         Highest contract charge 0.90% Class A (y)     $ 109.34               --                  --           --            9.34%
         All contract charges                                --                5          $      498         2.53%              --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (k)      $ 109.35               --                  --           --            9.35%
         Highest contract charge 0.90% Class B (y)     $ 109.27               --                  --           --            9.27%
         All contract charges                                --                1          $       70         2.53%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 102.56               --                  --           --            2.56%
         Highest contract charge 0.90% Class A (y)     $ 102.33               --                  --           --            2.33%
         All contract charges                                --               --                  --         5.78%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (y)      $ 102.34                --                  --           --           2.34%
         Highest contract charge 0.90% Class B (y)     $ 102.27                --                  --           --           2.27%
         All contract charges                                --                --                  --         5.78%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 104.56                --                  --           --           4.56%
         Highest contract charge 0.60% Class A (y)     $ 104.32                --                  --           --           4.32%
         All contract charges                                --                 2          $      171         6,23%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (y)      $ 104.34                --                  --           --           4.34%
         Highest contract charge 0.90% Class B (y)     $ 104.26                --                  --           --           4.26%
         All contract charges                                --                --                  --         6.23%             --
AXA Moderate Allocation (h)(u)
------------------------------
         Unit Value 0.00% to 0.90%*                                            --                  --           --          19.42%
  2003   Lowest contract charge 0.00% Class A          $ 217.54                --                  --           --          18.35%
         Highest contract charge 0.90% Class A         $ 212.66             3,223          $1,365,262         2.42%             --
         All contract charges                                --                --                  --           --        (12.52)%
  2002   Lowest contract charge 0.00% Class A          $ 182.16                --                  --           --        (13.30)%
         Highest contract charge 0.90% Class A         $ 179.69             3,472          $1,247,446         1.63%             --
         All contract charges                                --                --                  --           --         (1.84)%
  2001   Lowest contract charge 0.00% Class A          $ 208.22                --                  --           --         (2.73)%
         Highest contract charge 0.90% Class A         $ 207.26             1,587          $  673,865         2.85%             --
         All contract charges                                --                --                  --           --         (1.32)%
  2000   Lowest contract charge 0.00% Class A          $ 212.12                --                  --           --         (2.21)%
         Highest contract charge 0.90% Class A         $ 213.08             1,128          $  502,845         3.23%             --
         All contract charges                                --                --                  --           --          17.79%
  1999   Lowest contract charge 0.00% Class A          $ 214.97                --                  --           --          16.73%
         Highest contract charge 0.90% Class A         $ 217.89             1,173          $  539,691         2.75%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)



  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (h)(u)
------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 108.53              --                  --           --           18.32%
         Highest contract charge 0.90% Class B (h)     $ 116.91              --                  --           --           18.07%
         All contract charges                                --             600          $   65,147         2.42%             --
  2002   Lowest contract charge 0.60% Class B (a)      $  91.64              --                  --           --           13.26%
         Highest contract charge 0.90% Class B (h)     $  99.02              --                  --           --           13.51%
         All contract charges                                --             524          $   48,019         1.63%             --
  2001   Lowest contract charge 0.60% Class B          $ 105.65              --                  --           --            2.69%
         Highest contract charge 0.90% Class B (h)     $ 114.49              --                  --           --          (3.93)%
         All contract charges                                --             169          $   17,855         2.85%             --
  2000   Lowest contract charge 0.60% Class B          $ 108.57              --                  --           --            2.17%
         Highest contract charge 0.60% Class B (h)     $ 108.57              --                  --           --              --
         All contract charges                                --              49          $    5,320         3.23%             --
  1999   Lowest contract charge 0.60% Class B          $ 110.98              --                  --           --           10.98%
         Highest contract charge 0.60% Class B (h)     $ 110.98              --                  --           --              --
         All contract charges                                --              12          $    1,332         2.75%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 108.39              --                  --           --            8.39%
         Highest contract charge 0.90% Class A (y)     $ 108.14              --                  --           --            8.14%
         All contract charges                                --              10          $    1,122         3.22%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B          $ 108.16              --                  --           --            8.16%
         Highest contract charge 0.90% Class B (y)     $ 108.08              --                  --           --            8.08%
         All contract charges                                --               1          $      161         3.22%             --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 137.53              --                  --           --           37.87%
         Highest contract charge 0.90% Class A         $ 153.75              --                  --           --           36.62%
         All contract charges                                --           1,268          $  501,715         0.00%             --
  2002   Lowest contract charge 0.00% Class A          $  99.75              --                  --           --         (28.69)%
         Highest contract charge 0.90% Class A         $ 112.54              --                  --           --         (29.33)%
         All contract charges                                --           1,303          $  380,055         0.01%             --
  2001   Lowest contract charge 0.00% Class A          $ 139.88              --                  --           --         (24.98)%
         Highest contract charge 0.90% Class A         $ 159.24              --                  --           --         (25.66)%
         All contract charges                                --           1,402          $  581,065         0.49%             --
  2000   Lowest contract charge 0.00% Class A          $ 186.45              --                  --           --         (13.13)%
         Highest contract charge 0.90% Class A         $ 214.20              --                  --           --         (13.91)%
         All contract charges                                --           1,466          $  823,956         0.36%             --
  1999   Lowest contract charge 0.00% Class A          $ 214.65              --                  --           --           18.84%
         Highest contract charge 0.90% Class A         $ 248.82              --                  --           --           17.71%
         All contract charges                                --           1,563          $1,048,693         0.33%             --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B          $  69.81              --                  --           --           36.70%
         Highest contract charge 0.90% Class B (k)     $  68.67              --                  --           --           36.28%
         All contract charges                                --             180          $   12,550         0.00%             --
  2002   Lowest contract charge 0.60% Class B(a)       $  51.07              --                  --           --         (29.30)%
         Highest contract charge 0.90% Class B (k)     $  50.39              --                  --           --         (29.51)%
         All contract charges                                --             149          $    7,609         0.01%             --
  2001   Lowest contract charge 0.60% Class B(a)       $  72.23              --                  --           --         (25.63)%
         Highest contract charge 0.90% Class B (k)     $  71.49              --                  --           --         (25.85)%
         All contract charges                                --             104          $    7,512         0.49%             --

                                      A-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)



  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment         Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     --------------------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity
---------------------------------
  2000   Lowest contract charge 0.60% Class B(a)      $  97.12         --                     --            --           (13.86)%
         Highest contract charge 0.90% Class B (k)    $  96.41         --                     --            --           (14.12)%
         All contract charges                               --         51               $  4,953          0.36%              --
  1999   Lowest contract charge 0.60% Class B(a)      $ 112.75         --                     --            --             17.83%
         Highest contract charge 0.90% Class B (k)    $ 112.26         --                     --            --             17.43%
         All contract charges                               --         14               $  1,579          0.33%              --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A(r)      $ 106.78         --                     --            --              4.02%
         Highest contract charge 0.60% Class A(v)     $ 111.27         --                     --            --              3.39%
         All contract charges                               --         29               $  3,055          3.49%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 102.66         --                     --            --              2.42%
         Highest contract charge 0.60% Class A (v)    $ 107.62         --                     --            --              5.92%
         All contract charges                               --          1               $    103          3.68%              --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B(l)      $ 112.23         --                     --            --              3.74%
         Highest contract charge 0.90% Class B(l)     $ 110.22         --                     --            --              2.81%
         All contract charges                               --        339               $ 37,698          3.49%              --
  2002   Lowest contract charge 0.00% Class B (l)     $ 108.18         --                     --            --              6.31%
         Highest contract charge 0.90% Class B (l)    $ 107.20         --                     --            --              5.70%
         All contract charges                               --        211               $ 22,720          3.68%              --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 129.56         --                     --            --             28.45%
         Highest contract charge 0.60% Class A(v)     $ 102.07         --                     --            --             27.68%
         All contract charges                               --          7               $    876          1.59%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 100.86         --                     --            --            (2.89)%
         Highest contract charge 0.60% Class A (v)    $  79.94         --                     --            --           (18.00)%
         All contract charges                               --         --                     --            --               --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B(I)      $ 102.58         --                     --            --             28.13%
         Highest contract charge 0.90% Class B(I)     $ 100.74         --                     --            --             26.99%
         All contract charges                               --        102               $ 10,414          1.59%              --
  2002   Lowest contract charge 0.00% Class B (l)     $  80.06         --                     --            --           (13.07)%
         Highest contract charge 0.90% Class B (l)    $  79.33         --                     --            --           (13.57)%
         All contract charges                               --         34               $  2,707            --               --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A         $ 176.48         --                     --            --             22.87%
         Highest contract charge 0.90% Class A        $ 194.09         --                     --            --             21.77%
         All contract charges                               --        700               $188,085          6.31%              --
  2002   Lowest contract charge 0.00% Class A         $ 143.63         --                     --            --            (2.70)%
         Highest contract charge 0.90% Class A        $ 159.39         --                     --            --            (3.58)%
         All contract charges                               --        527               $115,345          9.16%              --
  2001   Lowest contract charge 0.00% Class A         $ 147.62         --                     --            --              0.95%
         Highest contract charge 0.90% Class A        $ 165.31         --                     --            --              0.03%
         All contract charges                               --        508               $116,138          9.74%              --
  2000   Lowest contract charge 0.00% Class A         $ 146.24         --                     --            --            (8.65)%
         Highest contract charge 0.90% Class A        $ 165.25         --                     --            --            (9.47)%
         All contract charges                               --        525               $119,390         10.46%              --

                                      A-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP High Yield--------------------------
  1999   Lowest contract charge 0.00% Class A          $ 160.08             --                  --            --            (3.35)%
         Highest contract charge 0.90% Class A         $ 182.53             --                  --            --            (4.22)%
         All contract charges                                --            583            $148,479         10.74%             --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B(a)       $  91.32             --                  --            --            21.82%
         Highest contract charge 0.90% Class B (k)     $  89.83             --                  --            --            21.46%
         All contract charges                                --            167            $ 15,250          6.31%             --
  2002   Lowest contract charge 0.60% Class B(a)       $  74.96             --                  --            --            (3.53)%
         Highest contract charge 0.90% Class B (k)     $  73.96             --                  --            --            (3.82)%
         All contract charges                                --            118            $  8,845          9.16%             --
  2001   Lowest contract charge 0.60% Class B(a)       $  77.70             --                  --            --             0.08%
         Highest contract charge 0.90% Class B (k)     $  76.90             --                  --            --            (0.22)%
         All contract charges                                --             61            $  4,740          9.74%             --
  2000   Lowest contract charge 0.60% Class B(a)       $  77.64             --                  --            --            (9.44)%
         Highest contract charge 0.90% Class B (k)     $  77.07             --                  --            --            (9.71)%
         All contract charges                                --             24            $  1,863         10.46%             --
  1999   Lowest contract charge 0.60% Class B(a)       $  85.73             --                  --            --            (4.16)%
         Highest contract charge 0.90% Class B (k)     $  85.36             --                  --            --            (4.45)%
         All contract charges                                --              3            $    257         10.74%             --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 143.85             --                  --            --            34.54%
         Highest contract charge 0.60% Class A (v)     $ 107.30             --                  --            --            33.74%
         All contract charges                                --             38            $  1,072          1.59%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 106.92             --                  --            --            (2.55)%
         Highest contract charge 0.60% Class A (v)     $  80.23             --                  --            --           (19.36)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 137.77             --                  --            --            31.46%
         Highest contract charge 0.90% Class B (l)     $ 104.39             --                  --            --            33.12%
         All contract charges                                --             37            $  3,975          1.59%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  78.66             --                  --            --           (21.16)%
         Highest contract charge 0.90% Class B (l)     $  78.42             --                  --            --           (21.31)%
         All contract charges                                --              1            $     79            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 135.81             --                  --            --            28.45%
         Highest contract charge 0.60% Class A (v)     $  99.25             --                  --            --            27.69%
         All contract charges                                --              6            $    850          0.49%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.73             --                  --            --            (3.82)%
         Highest contract charge 0.60% Class A (v)     $  77.73             --                  --          0.17%          (19.20)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 123.43             --                  --            --           18.81%
         Highest contract charge 0.90% Class B (l)     $  97.48             --                  --            --           26.98%
         All contract charges                                --             12            $  1,276          0.49%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  77.00             --                  --            --           (16.99)%
         Highest contract charge 0.90% Class B (l)     $  76.77             --                  --          0.17%          (17.15)%
         All contract charges                                --             --                  --            --              --

                                      A-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 134.89             --                 --             --            30.95%
         Highest contract charge 0.60% Class A (v)     $  94.07             --                 --             --            30.17%
         All contract charges                                --             10             $1,200           0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 103.01             --                 --             --           (6.22)%
         Highest contract charge 0.60% Class A (v)     $  72.27             --                 --             --          (23.59)%
         All contract charges                                --             --                 --           0.00%             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 122.51             --                 --             --            18.93%
         Highest contract charge 0.90% Class B (l)     $  88.25             --                 --             --            29.45%
         All contract charges                                --             60             $5,341           0.00%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  68.38             --                 --             --          (18.92)%
         Highest contract charge 0.90% Class B (l)     $  68.17             --                 --             --          (19.08)%
         All contract charges                                --              2             $  137           0.00%             --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 138.26             --                 --             --            31.43%
         Highest contract charge 0.60% Class A (v)     $ 103.50             --                 --             --            30.63%
         All contract charges                                --              5             $  715           4.22%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.20             --                 --             --           (2.51)%
         Highest contract charge 0.60% Class A (v)     $  79.23             --                 --             --          (19.39)%
         All contract charges                                --             --                 --           0.00%             --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 127.60             --                 --             --            23.26%
         Highest contract charge 0.90% Class B (l)     $ 103.20             --                 --             --            29.91%
         All contract charges                                --             25             $2,607           4.22%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  79.68             --                 --             --          (18.89)%
         Highest contract charge 0.90% Class B (l)     $  79.44             --                 --             --          (19.04)%
         All contract charges                                --              3             $  239           0.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 151.50             --                 --             --            40.59%
         Highest contract charge 0.60% Class A (v)     $  91.50             --                 --             --            39.74%
         All contract charges                                --             12             $1,846           3.55%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 107.76             --                 --             --           (2.66)%
         Highest contract charge 0.60% Class A (v)     $  65.48             --                 --             --          (32.36)%
         All contract charges                                --             --                 --           0.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 136.50             --                 --             --            30.62%
         Highest contract charge 0.90% Class B (I)     $  86.54             --                 --             --            38.98%
         All contract charges                                --             72             $6,372           3.55%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  62.46             --                 --             --          (27.15)%
         Highest contract charge 0.90% Class B (l)     $  62.27             --                 --             --          (27.29)%
         All contract charges                                --              1             $   62           0.00%             --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
         Unit Value 0.00% to 0.60%*                                         --                 --             --            40.96%
  2003   Lowest contract charge 0.00% Class A (r)      $ 157.16             --                 --             --            40.12%
         Highest contract charge 0.60% Class A (v)     $ 103.10              9             $1,387           0.93%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.49              --                  --           --             0.42%
         Highest contract charge 0.60% Class A (v)     $  73.58              --                  --           --          (24.92)%
         All contract charges                                --              --                  --         0.00%             --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 105.03              --                  --           --            40.60%
         Highest contract charge 0.90% Class B (l)     $ 103.15              --                  --           --            39.34%
         All contract charges                                --             228          $   23,677         0.93%             --
  2002   Lowest contract charge 0.00% Class B (l)      $  74.70              --                  --           --          (23.23)%
         Highest contract charge 0.90% Class B (l)     $  74.03              --                  --           --          (23.68)%
         All contract charges                                --              89          $    6,610         0.00%             --
AXA Premier VIP Technology
--------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 177.01              --                  --           --            58.06%
         Highest contract charge 0.60% Class A (v)     $  97.82              --                  --           --            57.09%
         All contract charges                                --               6          $      966         7.16%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.99              --                  --           --           (5.67)%
         Highest contract charge 0.60% Class A (v)     $  62.27              --                  --           --          (33.60)%
         All contract charges                                --              --                  --         0.00%             --
AXA Premier VIP Technology
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 146.81              --                  --           --            38.51%
         Highest contract charge 0.90% Class B (l)     $  88.87              --                  --           --            56.21%
         All contract charges                                --              80          $    7,246         7.16%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  57.06              --                  --           --          (28.04)%
         Highest contract charge 0.90% Class B (l)     $  56.89              --                  --           --          (28.17)%
         All contract charges                                --               1          $       57         0.00%             --
AXA Rosenberg VIT Value Long/Short Equity Fund
----------------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B(x)       $  96.40              --                  --           --           (3.60)%
         Highest contract charge 0.90% Class B (x)     $  95.80              --                  --           --           (4.20)%
         All contract charges                                --              14          $    1,334           --              --
Davis Value
-----------
         Unit Value 0.60%
  2003   Lowest contract charge 0.60% Class A (q)      $ 114.61              --                  --           --            28.97%
         Highest contract charge 0.60% Class A (q)     $ 114.61              --                  --           --              --
         All contract charges                                --               2          $      254         1.31%             --
  2002   Lowest contract charge 0.60% Class A (q)      $  88.86              --                  --           --             5.03%
         Highest contract charge 0.60% Class A (q)     $  88.86              --                  --           --              --
         All contract charges                                --              --                  --         1.14%             --
EQ/Alliance Common Stock
------------------------
         Unit Value 0.00% to 0.90%*                                          --                  --           --            49.93%
  2003   Lowest contract charge 0.00% Class A          $ 266.82              --                  --           --            48.58%
         Highest contract charge 0.90% Class A         $ 308.18           3,597          $2,096,424         1.44%             --
         All contract charges                                --              --                  --           --          (28.69)%
  2002   Lowest contract charge 0.00% Class A          $ 177.96              --                  --           --          (29.33)%
         Highest contract charge 0.90% Class A         $ 207.42           3,745          $1,481,165         0.05%             --
         All contract charges                                --              --                  --           --          (24.98)%
  2001   Lowest contract charge 0.00% Class A          $ 266.27              --                  --           --          (25.66)%
         Highest contract charge 0.90% Class A         $ 313.16           4,121          $2,468,008         2.37%             --
         All contract charges                                --              --                  --           --          (13.13)%
  2000   Lowest contract charge 0.00% Class A          $ 297.57              --                  --           --          (13.91)%
         Highest contract charge 0.90% Class A         $ 353.18           4,224          $2,885,290         0.61%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     --------------------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
  1999   Lowest contract charge 0.00% Class A          $ 346.14             --                  --           --             18.84%
         Highest contract charge 0.90% Class A (a)     $ 414.53             --                  --           --             17.71%
         All contract charges                                --          4,565          $3,755,973         0.59%             --
EQ/Alliance Common Stock
------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B          $  99.63             --                  --           --             49.93%
         Highest contract charge 0.90% Class B (k)     $  98.01             --                  --           --             48.20%
         All contract charges                                --          1,659          $  165,489         1.44%             --
  2002   Lowest contract charge 0.60% Class B          $  67.02             --                  --           --           (33.77)%
         Highest contract charge 0.90% Class B (k)     $  66.13             --                  --           --           (33.93)%
         All contract charges                                --          1,424          $   95,436         0.05%             --
  2001   Lowest contract charge 0.60% Class B          $ 101.14             --                  --           --           (10.52)%
         Highest contract charge 0.90% Class B (k)     $ 100.09             --                  --           --           (11.33)%
         All contract charges                                --          1,055          $  106,703         2.37%             --
  2000   Lowest contract charge 0.60% Class B          $ 114.00             --                  --           --           (14.03)%
         Highest contract charge 0.90% Class B (k)     $ 113.16             --                  --           --           (14.80)%
         All contract charges                                --            565          $   64,410         0.61%             --
  1999   Lowest contract charge 0.60% Class B          $ 133.73             --                  --           --             25.19%
         Highest contract charge 0.90% Class B (k)     $ 133.16             --                  --           --             24.07%
         All contract charges                                --             96          $   12,838         0.59%             --
EQ/Alliance Growth and Income
-----------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 301.40             --                  --           --             30.75%
         Highest contract charge 0.90% Class A         $ 271.78             --                  --           --             29.58%
         All contract charges                                --          1,197          $  338,204         1.13%             --
  2002   Lowest contract charge 0.00% Class A          $ 230.51             --                  --           --           (21.07)%
         Highest contract charge 0.90% Class A         $ 209.75             --                  --           --           (21.78)%
         All contract charges                                --          1,220          $  264,369         1.43%             --
  2001   Lowest contract charge 0.00% Class A          $ 292.03             --                  --           --            (1.29)%
         Highest contract charge 0.90% Class A         $ 268.14             --                  --           --            (2.18)%
         All contract charges                                --          1,203          $  332,135         1.03%             --
  2000   Lowest contract charge 0.00% Class A          $ 295.84             --                  --           --              8.95%
         Highest contract charge 0.90% Class A         $ 274.12             --                  --           --              7.98%
         All contract charges                                --            982          $  276,226         0.94%             --
  1999   Lowest contract charge 0.00% Class A          $ 271.53             --                  --           --             18.66%
         Highest contract charge 0.90% Class A         $ 253.86             --                  --           --             17.60%
         All contract charges                                --            881          $  228,564         0.27%             --
EQ/Alliance Growth and Income
-----------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 114.06             --                  --           --             29.65%
         Highest contract charge 0.90% Class B (l)     $ 129.60             --                  --           --             29.25%
         All contract charges                                --            805          $   91,876         1.13%             --
  2002   Lowest contract charge 0.60% Class B (a)      $  87.98             --                  --           --           (21.74)%
         Highest contract charge 0.90% Class B (l)     $ 100.27             --                  --           --           (18.59)%
         All contract charges                                --            684          $   60,178         1.43%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 112.42             --                  --           --            (2.13)%
         Highest contract charge 0.90% Class B (l)           --             --                  --           --              --
         All contract charges                                --            431          $   48,453         1.03%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 114.87             --                  --           --              8.03%
         Highest contract charge 0.90% Class B (l)           --             --                  --           --              --
         All contract charges                                --            158          $   18,149         0.94%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 106.33             --                  --           --              6.33%
         Highest contract charge 0.90% Class B (l)           --             --                  --           --              --
         All contract charges                                --             30          $    3,190         0.27%             --

                                      A-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class A          $ 179.15              --                 --            --             2.40%
         Highest contract charge 0.90% Class A         $ 172.44              --                 --            --             1.47%
         All contract charges                                --             828           $160,867          4.11%             --
  2002   Lowest contract charge 0.60% Class A          $ 174.96              --                 --            --             8.86%
         Highest contract charge 0.90% Class A         $ 169.94              --                 --            --             7.88%
         All contract charges                                --             925           $177,235          5.01%             --
  2001   Lowest contract charge 0.60% Class A          $ 160.72              --                 --            --             8.16%
         Highest contract charge 0.90% Class A         $ 157.52              --                 --            --             7.18%
         All contract charges                                --             645           $113,408          4.25%              --
  2000   Lowest contract charge 0.60% Class A          $ 148.60              --                 --            --             9.17%
         Highest contract charge 0.90% Class A         $ 146.97              --                 --            --             8.19%
         All contract charges                                --             431           $ 71,579          5.48%             --
  1999   Lowest contract charge 0.60% Class A          $ 136.12              --                 --            --             0.14%
         Highest contract charge 0.90% Class A         $ 135.85              --                 --            --           (0.76)%
         All contract charges                                --             506           $ 77,673          5.14%            --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 179.15              --                 --            --             2.40%
         Highest contract charge 0.90% Class B (l)     $ 128.60              --                 --            --             1.22%
         All contract charges                                --             239           $ 30,873          4.11%             --
  2002   Lowest contract charge 0.60% Class B (a)      $ 125.69              --                 --            --             7.93%
         Highest contract charge 0.90% Class B (l)     $ 127.05              --                 --            --            63.98%
         All contract charges                                --             205           $ 25,766          5.01%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 116.45              --                 --            --             7.24%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              79           $  9,200          4.25%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 108.59              --                 --            --             8.24%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              30           $  3,258          5.48%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 100.32              --                 --            --             0.32%
         All contract charges                                --               1           $    100          5.14%             --
         Unit Value 0.00% to 0.90%*
EQ/Alliance International (t)(w)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 130.75              --                 --            --            35.43%
         Highest contract charge 0.90% Class A         $ 120.80              --                 --            --            34.21%
         All contract charges                                --           3,678           $457,336          1.67%             --
  2002   Lowest contract charge 0.00% Class A          $  96.54              --                 --            --           (9.91)%
         Highest contract charge 0.90% Class A         $  90.01              --                 --            --          (10.72)%
         All contract charges                                --           3,879           $357,984            --             --
  2001   Lowest contract charge 0.00% Class A          $ 107.16              --                 --            --          (22.87)%
         Highest contract charge 0.90% Class A         $ 100.82              --                 --            --          (23.57)%
         All contract charges                                --             493           $ 50,925          1.61%            --
  2000   Lowest contract charge 0.00% Class A          $ 138.93              --                 --            --          (22.77)%
         Highest contract charge 0.90% Class A         $ 131.90              --                 --            --          (23.72)%
         All contract charges                                --             510           $ 68,706          0.45%            --
  1999   Lowest contract charge 0.00% Class A          $ 184.49              --                 --            --            37.78%
         Highest contract charge 0.90% Class A         $ 172.91              --                 --            --            36.55%
         All contract charges                                --             430           $ 75,606            --             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     --------------------------------- ------------ ---------------- -------------
EQ/Alliance International (t)(w)
--------------------------------
         Unit Value 0.60% to 0.90%*                                         --                 --            --             34.36%
  2003   Lowest contract charge 0.60% Class B (a)     $  93.97              --                 --            --             33.96%
         Highest contract charge 0.90% Class B (l)    $  90.72             464           $ 43,571          1.67%             --
         All contract charges                               --              --                 --            --           (10.65)%
  2002   Lowest contract charge 0.60% Class B (a)     $  69.94              --                 --            --           (15.96)%
         Highest contract charge 0.90% Class B (l)    $  67.72             381           $ 26,647            --              --
         All contract charges                               --              --                 --            --           (23.77)%
  2001   Lowest contract charge 0.60% Class B (a)     $  78.27              --                 --            --              --
         Highest contract charge 0.90% Class B (l)          --              61           $  4,774          1.61%             --
         All contract charges                               --              --                 --            --           (23.61)%
  2000   Lowest contract charge 0.60% Class B (a)     $ 102.67              --                 --            --              --
         Highest contract charge 0.90% Class B (l)          --              34           $  3,491          0.45%             --
         All contract charges                               --              --                 --            --             34.41%
  1999   Lowest contract charge 0.60% Class B (a)     $ 134.41              --                 --            --              --
         Highest contract charge 0.90% Class B (l)          --               2           $    269            --              --
         All contract charges                               --
EQ/Alliance Premier Growth
--------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 123.92              --                 --            --             23.50%
         Highest contract charge 0.60% Class A (v)    $  89.23              --                 --            --             22.76%
         All contract charges                               --               8           $    953          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)     $ 100.34              --                 --            --            (9.22)%
         Highest contract charge 0.60% Class A (v)    $  72.69              --                 --            --           (24.09)%
         All contract charges                               --              --                 --            --              --
EQ/Alliance Premier Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)     $  62.92              --                 --            --             23.18%
         Highest contract charge 0.90% Class B (a)    $  60.37              --                 --            --             22.08%
         All contract charges                               --           1,544           $ 94,657          0.00%             --
  2002   Lowest contract charge 0.00% Class B (a)     $  51.08              --                 --            --           (31.15)%
         Highest contract charge 0.90% Class B (a)    $  49.45              --                 --            --           (31.77)%
         All contract charges                               --           1,555           $ 77,814          0.00%             --
  2001   Lowest contract charge 0.00% Class B (a)     $  74.19              --                 --            --           (23.96)%
         Highest contract charge 0.90% Class B (a)    $  72.48              --                 --            --           (24.65)%
         All contract charges                               --           1,549           $113,224          0.00%             --
  2000   Lowest contract charge 0.00% Class B (a)     $  97.57              --                 --            --           (18.34)%
         Highest contract charge 0.90% Class B (a)    $  96.19              --                 --            --           (19.12)%
         All contract charges                               --           4,242           $410,042          0.93%             --
  1999   Lowest contract charge 0.00% Class B (a)     $ 119.55              --                 --            --             18.97%
         Highest contract charge 0.90% Class B (a)    $ 118.93              --                 --            --             18.28%
         All contract charges                               --             430           $ 51,236          0.76%             --
EQ/Alliance Quality Bond
------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A         $ 194.07              --                 --            --              3.80%
         Highest contract charge 0.90% Class A        $ 166.87              --                 --            --              2.86%
         All contract charges                               --             743           $132,868          3.04%             --
  2002   Lowest contract charge 0.00% Class A         $ 186.96              --                 --            --              7.94%
         Highest contract charge 0.90% Class A        $ 162.22              --                 --            --              6.98%
         All contract charges                               --             836           $144,632          4.07%             --
  2001   Lowest contract charge 0.00% Class A         $ 173.20              --                 --            --              8.29%
         Highest contract charge 0.90% Class A        $ 151.64              --                 --            --              7.31%
         All contract charges                               --             835           $134,227          3.06%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
------------------------
  2000   Lowest contract charge 0.00% Class A          $ 159.94              --                 --            --            11.48%
         Highest contract charge 0.90% Class A         $ 141.31              --                 --            --            10.48%
         All contract charges                                --           3,123           $453,776          7.32%             --
  1999   Lowest contract charge 0.00% Class A          $ 143.47              --                 --            --           (2.00)%
         Highest contract charge 0.90% Class A         $ 127.90              --                 --            --           (2.88)%
         All contract charges                                --           1,770           $232,474          5.34%             --
EQ/Alliance Quality Bond
------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 129.57              --                 --            --             2.91%
         Highest contract charge 0.90% Class B (l)     $ 129.67              --                 --            --             2.61%
         All contract charges                                --             222           $ 28,789          3.04%             --
  2002   Lowest contract charge 0.60% Class B (a)      $ 125.90              --                 --            --             7.03%
         Highest contract charge 0.90% Class B (l)     $ 126.38              --                 --            --             6.45%
         All contract charges                                --             189           $ 23,795          4.07%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 117.63              --                 --            --             7.36%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              92           $ 10,822          3.06%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 109.56              --                 --            --            10.62%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              17           $  1,863          7.32%             --
  1999   Lowest contract charge 0.60% Class B (a)      $  99.05              --                 --            --           (0.95)%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --               1           $     99          5.34%             --
EQ/Alliance Small Cap Growth (p)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 151.93              --                 --            --            41.28%
         Highest contract charge 0.90% Class A         $ 143.04              --                 --            --            40.01%
         All contract charges                                --             928           $136,195          0.00%             --
  2002   Lowest contract charge 0.00% Class A          $ 107.54              --                 --            --          (30.08)%
         Highest contract charge 0.90% Class A         $ 102.16              --                 --            --          (30.71)%
         All contract charges                                --             879           $ 91,735          0.00%             --
  2001   Lowest contract charge 0.00% Class A          $ 153.80              --                 --            --          (13.02)%
         Highest contract charge 0.90% Class A         $ 147.44              --                 --            --          (13.80)%
         All contract charges                                --             838           $125,725          1.04%             --
  2000   Lowest contract charge 0.00% Class A          $ 176.81              --                 --            --            13.98%
         Highest contract charge 0.90% Class A         $ 171.05              --                 --            --            12.96%
         All contract charges                                --             817           $141,665          0.00%             --
  1999   Lowest contract charge 0.00% Class A          $ 155.12              --                 --            --            27.91%
         Highest contract charge 0.90% Class A         $ 151.42              --                 --            --            26.76%
         All contract charges                                --             454           $ 69,447            --              --
EQ/Alliance Small Cap Growth (p)
--------------------------------
         Unit Value 0.00% to 0.90%*                                          --                 --            --            40.93%
  2003   Lowest contract charge 0.00% Class B          $ 114.01              --                 --            --            39.67%
         Highest contract charge 0.90% Class B (k)     $ 108.53             384           $ 42,360          0.00%             --
         All contract charges                                --              --                 --            --          (30.66)%
  2002   Lowest contract charge 0.60% Class B(a)       $  78.76              --                 --            --          (30.87)%
         Highest contract charge 0.90% Class B (k)     $  77.71             312           $ 24,573          0.00%             --
         All contract charges                                --              --                 --            --          (13.76)%
  2001   Lowest contract charge 0.60% Class B(a)       $ 113.58              --                 --            --          (14.02)%
         Highest contract charge 0.90% Class B (k)     $ 112.41             185           $ 21,012          1.04%             --
         All contract charges                                --              --                 --            --            12.97%
  2000   Lowest contract charge 0.60% Class B(a)       $ 131.71              --                 --            --            12.63%
         Highest contract charge 0.90% Class B (k)     $ 130.74              71           $  9,351          0.00%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (p)
--------------------------------
  1999   Lowest contract charge 0.60% Class B(a)       $ 116.59               --                 --            --           27.62%
         Highest contract charge 0.90% Class B (k)     $ 116.08               --                 --            --           26.47%
         All contract charges                                --                3           $    350            --              --
EQ/Bernstein Diversified Value (g)
----------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 142.16               --                 --            --           29.06%
         Highest contract charge 0.60% Class A (v)     $ 106.11               --                 --            --           28.29%
         All contract charges                                --               28           $  3,921          1.15%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 110.15               --                 --            --          (0.72)%
         Highest contract charge 0.60% Class A (v)     $  82.71               --                 --            --         (16.40)%
         All contract charges                                --                1           $     83          1.53%             --
EQ/Bernstein Diversified Value (g)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (z)      $ 108.34               --                 --            --           28.73%
         Highest contract charge 0.90% Class B (z)     $ 120.24               --                 --            --           27.58%
         All contract charges                                --            1,337           $159,330          1.15%             --
  2002   Lowest contract charge 0.00% Class B (z)      $  84.16               --                 --            --         (13.64)%
         Highest contract charge 0.90% Class B (z)     $  94.25               --                 --            --         (14.41)%
         All contract charges                                --            1,168           $108,579          1.53%             --
  2001   Lowest contract charge 0.00% Class B (z)      $  97.45               --                 --            --          (0.92)%
         Highest contract charge 0.90% Class B (z)     $ 110.12               --                 --            --          (2.09)%
         All contract charges                                --              763           $ 82,335          1.39%             --
  2000   Lowest contract charge 0.60% Class B          $ 108.58               --                 --            --          (2.55)%
         Highest contract charge 0.60% Class B         $ 108.58               --                 --            --          (2.55)%
         All contract charges                                --                5           $    497          2.16%             --
  1999   Lowest contract charge 0.60% Class B          $ 111.42               --                 --            --           11.42%
         Highest contract charge 0.60% Class B         $ 111.42               --                 --            --           11.42%
         All contract charges                                --               --                 --          0.00%             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 131.93               --                 --            --              --
         Highest contract charge 0.00% Class A (r)     $ 131.93               --                 --            --              --
         All contract charges                                --                2           $      2          0.00%          28.26%
  2002   Lowest contract charge 0.00% Class A (r)      $ 102.86               --                 --            --              --
         Highest contract charge 0.00% Class A (r)     $ 102.86               --                 --            --          (4.27)%
         All contract charges                                --               --                 --            --              --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (l)      $  82.09               --                 --            --           27.19%
         Highest contract charge 0.90% Class B (l)     $  81.01               --                 --            --           26.79%
         All contract charges                                --               --                 --          0.00%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  64.54               --                 --            --         (19.40)%
         Highest contract charge 0.90% Class B (l)     $  63.89               --                 --            --         (19.56)%
         All contract charges                                --               --                 --            --              --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 141.97               --                 --            --           32.95%
         Highest contract charge 0.60% Class A (v)     $ 110.29               --                 --            --           32.15%
         All contract charges                                --                1           $    208          0.99%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 106.79               --                 --            --          (1.90)%
         Highest contract charge 0.60% Class A (v)     $  83.46               --                 --            --         (15.60)%
         All contract charges                                --               --                 --          1.71%             --

                                      A-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (b)     $  91.17              --                  --            --            31.82%
         Highest contract charge 0.90% Class B (r)    $  89.98              --                  --            --            31.43%
         All contract charges                               --              26             $ 2,330          0.99%             --
  2002   Lowest contract charge 0.60% Class B (b)     $  69.16              --                  --            --          (15.56)%
         Highest contract charge 0.90% Class B (r)    $  68.46              --                  --            --          (15.81)%
         All contract charges                               --              19             $ 1,314          1.71%             --
  2001   Lowest contract charge 0.60% Class B (b)     $  81.90              --                  --            --          (21.36)%
         Highest contract charge 0.90% Class B (r)    $  81.32              --                  --            --          (21.60)%
         All contract charges                               --               9             $   737          1.87%             --
  2000   Lowest contract charge 0.60% Class B (b)     $ 104.15              --                  --            --          (19.58)%
         Highest contract charge 0.90% Class B (v)    $ 103.73              --                  --            --          (19.82)%
         All contract charges                               --               4             $   417          0.66%             --
EQ/Capital Guardian Research (s)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 143.32              --                  --            --            31.55%
         Highest contract charge 0.60% Class A (v)    $  97.73              --                  --            --            30.78%
         All contract charges                               --               1             $   111          0.37%             --
  2002   Lowest contract charge 0.00% Class A (r)     $ 108.94              --                  --            --           (2.26)%
         Highest contract charge 0.60% Class A (v)    $  74.73              --                  --          0.37%         (22.93)%
         All contract charges                               --              --                  --            --              --
EQ/Capital Guardian Research (s)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (b)     $ 111.06              --                  --            --            31.49%
         Highest contract charge 0.90% Class B (b)    $ 106.79              --                  --            --            30.31%
         All contract charges                               --             696             $75,658          0.37%             --
  2002   Lowest contract charge 0.00% Class B (b)     $  84.46              --                  --            --          (24.66)%
         Highest contract charge 0.90% Class B (b)    $  81.95              --                  --            --          (25.34)%
         All contract charges                               --             633             $52,561          0.37%             --
  2001   Lowest contract charge 0.00% Class B (b)     $ 112.11              --                  --            --           (2.02)%
         Highest contract charge 0.90% Class B (b)    $ 109.77              --                  --            --           (2.90)%
         All contract charges                               --              73             $ 8,107          0.26%             --
  2000   Lowest contract charge 0.00% Class B (b)     $ 114.42              --                  --            --             5.92%
         Highest contract charge 0.90% Class B (b)    $ 113.05              --                  --            --             5.07%
         All contract charges                               --              26             $ 2,960          2.11%             --
  1999   Lowest contract charge 0.00% Class B (b)     $ 108.04              --                  --            --             7.10%
         Highest contract charge 0.90% Class B (b)    $ 107.71              --                  --            --             6.46%
         All contract charges                               --               1             $   108          0.48%             --
EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 152.80              --                  --            --            36.72%
         Highest contract charge 0.60% Class A (v)    $ 103.19              --                  --            --            35.91%
         All contract charges                               --               9             $ 1,254          0.25%             --
  2002   Lowest contract charge 0.00% Class A (r)     $ 111.76              --                  --            --           (1.73)%
         Highest contract charge 0.60% Class A (v)    $  75.92              --                  --            --          (22.22)%
         All contract charges                               --              --                  --          0.54%             --
EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (b)     $ 109.44              --                  --            --            36.39%
         Highest contract charge 0.90% Class B (b)    $ 105.23              --                  --            --            35.16%
         All contract charges                               --             451             $48,198          0.25%             --
  2002   Lowest contract charge 0.00% Class B (b)     $  80.24              --                  --            --          (23.67)%
         Highest contract charge 0.90% Class B (b)    $  77.86              --                  --            --          (24.36)%
         All contract charges                               --             309             $24,342          0.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- ------------
EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
  2001   Lowest contract charge 0.00% Class B (b)      $ 105.12               --                 --            --           (2.01)%
         Highest contract charge 0.90% Class B (b)     $ 102.92               --                 --            --           (2.90)%
         All contract charges                                --               88           $  9,137          0.48%             --
  2000   Lowest contract charge 0.00% Class B (b)      $ 107.27               --                 --            --            3.58%
         Highest contract charge 0.90% Class B (b)     $ 105.99               --                 --            --            2.66%
         All contract charges                                --               19           $  2,025          2.75%             --
  1999   Lowest contract charge 0.00% Class B (b)      $ 103.56               --                 --            --            3.76%
         Highest contract charge 0.90% Class B (b)     $ 103.25               --                 --            --            3.11%
         All contract charges                                --                5           $    517          1.56%             --
EQ/Emerging Markets Equity
--------------------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 174.14               --                 --            --           56.30%
         Highest contract charge 0.00% Class A (r)     $ 174.14               --                 --            --              --
         All contract charges                                --                5           $    912          0.60%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.41               --                 --            --            0.40%
         Highest contract charge 0.00% Class A (r)     $ 111.41               --                 --            --              --
         All contract charges                                --               --                 --            --              --
EQ/Emerging Markets Equity
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $  95.11               --                 --            --           55.92%
         Highest contract charge 0.90% Class B         $  89.79               --                 --            --           54.52%
         All contract charges                                --              756           $ 70,156          0.60%             --
  2002   Lowest contract charge 0.00% Class B          $  61.00               --                 --            --           (5.91)%
         Highest contract charge 0.90% Class B         $  58.11               --                 --            --           (6.76)%
         All contract charges                                --              684           $ 40,948            --              --
  2001   Lowest contract charge 0.00% Class B          $  64.83               --                 --            --           (5.15)%
         Highest contract charge 0.90% Class B         $  62.32               --                 --            --           (6.01)%
         All contract charges                                --              574           $ 36,716            --              --
  2000   Lowest contract charge 0.00% Class B          $  68.35               --                 --            --          (40.12)%
         Highest contract charge 0.90% Class B         $  66.30               --                 --            --          (40.59)%
         All contract charges                                --              584           $ 39,503          7.80%             --
  1999   Lowest contract charge 0.00% Class B          $ 114.00               --                 --            --           95.74%
         Highest contract charge 0.90% Class B         $ 111.59               --                 --            --           93.97%
         All contract charges                                --              344           $ 38,837          1.77%             --
EQ/Equity 500 Index (i)
-----------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 271.10               --                 --            --           28.14%
         Highest contract charge 0.90% Class A         $ 250.64               --                 --            --           26.99%
         All contract charges                                --            2,240           $581,816          1.31%             --
  2002   Lowest contract charge 0.00% Class A          $ 211.57               --                 --            --          (22.19)%
         Highest contract charge 0.90% Class A         $ 197.37               --                 --            --          (22.89)%
         All contract charges                                --            2,206           $448,827          1.17%             --
  2001   Lowest contract charge 0.00% Class A          $ 271.91               --                 --            --          (11.94)%
         Highest contract charge 0.90% Class A         $ 255.97               --                 --            --          (12.74)%
         All contract charges                                --            2,153           $565,538          1.04%             --
  2000   Lowest contract charge 0.00% Class A          $ 308.78               --                 --            --           (9.58)%
         Highest contract charge 0.90% Class A         $ 293.34               --                 --            --          (10.39)%
         All contract charges                                --            2,097           $628,870          0.64%             --
  1999   Lowest contract charge 0.00% Class A          $ 341.51               --                 --            --           20.38%
         Highest contract charge 0.90% Class A         $ 327.37               --                 --            --           19.30%
         All contract charges                                --            2,534           $844,316          1.12%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (i)
-----------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $  84.13               --                 --            --           27.05%
         Highest contract charge 0.90% Class B (d)     $  95.23               --                 --            --           26.67%
         All contract charges                                --            1,053            $88,633          1.31%             --
  2002   Lowest contract charge 0.60% Class B (a)      $  66.22               --                 --            --         (22.86)%
         Highest contract charge 0.90% Class B (d)     $  75.18               --                 --            --         (23.09)%
         All contract charges                                --              869            $57,545          1.17%             --
  2001   Lowest contract charge 0.60% Class B (a)      $  85.84               --                 --            --         (12.69)%
         Highest contract charge 0.90% Class B (d)     $  97.75               --                 --            --         (12.95)%
         All contract charges                                --              575            $49,358          1.04%             --
  2000   Lowest contract charge 0.60% Class B (a)      $  98.32               --                 --            --         (10.34)%
         Highest contract charge 0.90% Class B (d)     $ 112.30               --                 --            --         (10.66)%
         All contract charges                                --              302            $29,693          0.64%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 109.66               --                 --            --            9.66%
         Highest contract charge 0.90% Class B               --               --                 --            --              --
         All contract charges                                --               51            $ 5,593          1.12%             --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 141.17               --                 --            --           38.50%
         Highest contract charge 0.00% Class A (r)     $ 141.17               --                 --            --              --
         All contract charges                                --               --                 --          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 101.93               --                 --            --           (5.46)%
         Highest contract charge 0.00% Class A (r)       101.93               --                 --            --              --
         All contract charges                                --               --                 --            --              --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)      $  82.41               --                 --            --           38.20%
         Highest contract charge 0.90% Class B (a)     $  79.24               --                 --            --           36.97%
         All contract charges                                --               90            $ 7,099          0.00%             --
  2002   Lowest contract charge 0.00% Class B (a)      $  59.63               --                 --            --         (24.01)%
         Highest contract charge 0.90% Class B (a)     $  57.85               --                 --            --         (24.70)%
         All contract charges                                --               33            $ 1,884          0.00%             --
  2001   Lowest contract charge 0.00% Class B (a)      $  78.47               --                 --            --         (17.01)%
         Highest contract charge 0.90% Class B (a)     $  76.83               --                 --            --         (17.76)%
         All contract charges                                --               16            $ 1,214          0.01%             --
  2000   Lowest contract charge 0.00% Class B (a)      $  94.55               --                 --            --         (11.66)%
         Highest contract charge 0.90% Class B (a)     $  93.42               --                 --            --         (12.50)%
         All contract charges                                --                5            $   455          0.36%             --
  1999   Lowest contract charge 0.00% Class B (a)      $  98.90               --                 --            --            9.70%
         Highest contract charge 0.90% Class B (a)     $ 106.77               --                 --            --            6.77%
         All contract charges                                --               --                 --          1.04%             --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 156.23               --                 --            --           43.98%
         Highest contract charge 0.60% Class A (v)     $ 115.85               --                 --            --           43.11%
         All contract charges                                --               18            $ 2,718          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 108.51               --                 --            --         ( 0.62)%
         Highest contract charge 0.60% Class A (v)     $  80.95               --                 --            --         (18.25)%
         All contract charges                                --               --                 --          0.02%             --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (d)      $ 101.82               --                 --            --           43.61%
         Highest contract charge 0.90% Class B (e)     $  98.80               --                 --            --           42.32%
         All contract charges                                --              667            $66,774          0.00%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- --------------
EQ/FI Mid Cap
-------------
  2002   Lowest contract charge 0.00% Class B (d)     $  70.90               --                 --            --          (18.47)%
         Highest contract charge 0.90% Class B (e)    $  69.42               --                 --            --          (19.20)%
         All contract charges                               --              427           $ 29,884          0.02%              --
  2001   Lowest contract charge 0.00% Class B (d)     $  86.96               --                 --            --          (13.41)%
         Highest contract charge 0.90% Class B (e)    $  85.92               --                 --            --          (14.19)%
         All contract charges                               --              174           $ 15,015          0.24%              --
  2000   Lowest contract charge 0.00% Class B (d)     $ 100.42               --                 --            --             0.46%
         Highest contract charge 0.90% Class B (e)    $ 100.13               --                 --            --             0.13%
         All contract charges                               --               15           $  1,504          0.39%              --
EQ/FI Small/Mid Cap Value
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 143.12               --                 --            --            33.60%
         Highest contract charge 0.60% Class A (v)    $ 107.10               --                 --            --            32.80%
         All contract charges                               --               23           $  3,150          0.32%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 107.13               --                 --            --           (0.82)%
         Highest contract charge 0.60% Class A (v)    $  80.65               --                 --            --          (22.04)%
         All contract charges                               --                1           $    107          0.65%              --
EQ/FI Small/Mid Cap Value
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B         $ 135.65               --                 --            --            33.26%
         Highest contract charge 0.90% Class B        $ 127.71               --                 --            --            32.06%
         All contract charges                               --            1,316           $171,897          0.32%              --
  2002   Lowest contract charge 0.00% Class B         $ 101.79               --                 --            --          (14.71)%
         Highest contract charge 0.90% Class B        $  96.70               --                 --            --          (15.47)%
         All contract charges                               --            1,201           $118,413          0.65%              --
  2001   Lowest contract charge 0.00% Class B         $ 119.34               --                 --            --             4.00%
         Highest contract charge 0.90% Class B        $ 114.40               --                 --            --             3.06%
         All contract charges                               --              692           $ 78,729          0.71%              --
  2000   Lowest contract charge 0.00% Class B         $ 114.75               --                 --            --             5.13%
         Highest contract charge 0.90% Class B        $ 111.01               --                 --            --             4.20%
         All contract charges                               --              335           $ 37,711          1.01%              --
  1999   Lowest contract charge 0.00% Class B         $ 109.14               --                 --            --             1.80%
         Highest contract charge 0.90% Class B        $ 106.54               --                 --            --             0.88%
         All contract charges                               --              332           $ 35,726          0.18%              --
EQ/J.P. Morgan Core Bond
------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 105.93               --                 --            --             3.60%
         Highest contract charge 0.60% Class A (v)    $ 112.19               --                 --            --             2.98%
         All contract charges                               --               19           $  2,008          3.36%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 102.25               --                 --            --             2.18%
         Highest contract charge 0.60% Class A (v)    $ 108.95               --                 --            --             7.30%
         All contract charges                               --               --                 --          6.36%              --
EQ/J.P. Morgan Core Bond
------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)     $ 133.66               --                 --            --             2.75%
         Highest contract charge 0.90% Class B (k)    $ 133.77               --                 --            --             2.44%
         All contract charges                               --               76           $ 10,330          3.36%              --
  2002   Lowest contract charge 0.60% Class B (a)     $ 130.09               --                 --            --             8.92%
         Highest contract charge 0.90% Class B (k)    $ 130.58               --                 --            --             8.59%
         All contract charges                               --               91           $ 11,964          6.36%              --
  2001   Lowest contract charge 0.60% Class B (a)     $ 119.43               --                 --            --             7.29%
         Highest contract charge 0.90% Class B (k)    $ 120.52               --                 --            --             6.97%
         All contract charges                               --               39           $  4,706          6.57%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/J.P. Morgan Core Bond
------------------------
  2000   Lowest contract charge 0.60% Class B (a)      $ 111.31              --                  --            --           10.82%
         Highest contract charge 0.90% Class B (k)     $ 112.42              --                  --            --            9.99%
         All contract charges                                --               9             $ 1,008         12.68%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 100.44              --                  --            --            0.45%
         Highest contract charge 0.90% Class B (k)     $ 101.74              --                  --            --          (2.48)%
         All contract charges                                --              --                  --         13.75              --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 131.17              --                  --            --           26.17%
         Highest contract charge 0.60% Class A (v)     $  89.45              --                  --            --           25.42%
         All contract charges                                --              --                  --          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 103.96              --                  --            --          (5.93)%
         Highest contract charge 0.60% Class A (v)     $  44.64              --                  --            --         (24.00)%
         All contract charges                                --              --                  --          0.00%             --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (e)      $  56.97              --                  --            --           25.85%
         Highest contract charge 0.90% Class B (e)     $  55.28              --                  --            --           24.73%
         All contract charges                                --             383             $21,531          0.00%             --
  2002   Lowest contract charge 0.00% Class B (e)      $  45.27              --                  --            --         (30.31)%
         Highest contract charge 0.90% Class B (e)     $  44.32              --                  --            --         (30.94)%
         All contract charges                                --             353             $15,788          0.00%             --
  2001   Lowest contract charge 0.00% Class B (e)      $  64.96              --                  --            --         (22.96)%
         Highest contract charge 0.90% Class B (e)     $  64.18              --                  --            --         (23.66)%
         All contract charges                                --             211             $13,611          0.01%             --
  2000   Lowest contract charge 0.00% Class B (e)      $  84.32              --                  --            --         (15.70)%
         Highest contract charge 0.90% Class B (e)     $  84.07              --                  --            --         (15.93)%
         All contract charges                                --              42             $ 3,534          0.33%             --
EQ/Lazard Small Cap Value
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 150.91              --                  --            --           37.74%
         Highest contract charge 0.60% Class A (r)     $ 150.69              --                  --            --           37.54%
         All contract charges                                --               9             $ 1,357          0.95%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 109.56              --                  --            --          (1.84)%
         Highest contract charge 0.00% Class A (r)     $ 109.56              --                  --            --              --
         All contract charges                                --              --                  --          0.76%             --
EQ/Lazard Small Cap Value
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 162.76              --                  --            --           37.38%
         Highest contract charge 0.90% Class B (a)     $ 154.95              --                  --            --           36.15%
         All contract charges                                --              21             $ 3,288          0.95%             --
  2002   Lowest contract charge 0.60% Class B (e)      $ 115.35              --                  --            --         (14.37)%
         Highest contract charge 0.90% Class B (a)     $ 113.81              --                  --            --         (14.63)%
         All contract charges                                --              21             $ 2,395          0.76%             --
  2001   Lowest contract charge 0.60% Class B (e)      $ 134.71              --                  --            --           17.04%
         Highest contract charge 0.90% Class B (a)     $ 133.32              --                  --            --           16.68%
         All contract charges                                --              17             $ 2,269          7.28%             --
  2000   Lowest contract charge 0.60% Class B (e)      $ 115.10              --                  --            --           17.81%
         Highest contract charge 0.90% Class B (a)     $ 114.26              --                  --            --           17.45%
         All contract charges                                --               1             $   115          5.58%             --
  1999   Lowest contract charge 0.90% Class B (a)      $  97.28              --                  --            --            0.83%
         Highest contract charge 0.90% Class B (a)     $  97.28              --                  --            --            0.83%
         All contract charges                                --              --                  --          0.00%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 127.32              --                  --            --           31.43%
         Highest contract charge 0.60% Class A (r)     $ 127.14              --                  --            --           31.25%
         All contract charges                                --              28            $  3,544          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $  96.87              --                  --            --          (6.15)%
         Highest contract charge 0.00% Class A (r)     $  96.87              --                  --            --              --
         All contract charges                                --              --                  --          0.04%             --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (f)      $ 123.22              --                  --            --           31.13%
         Highest contract charge 0.90% Class B (f)     $ 120.75              --                  --            --           29.95%
         All contract charges                                --             540            $ 65,568          0.00%             --
  2002   Lowest contract charge 0.00% Class B (f)      $  93.97              --                  --            --         (11.56)%
         Highest contract charge 0.90% Class B (f)     $  92.92              --                  --            --         (12.35)%
         All contract charges                                --             230            $ 21,469          0.04%             --
  2001   Lowest contract charge 0.00% Class B (f)      $ 106.25              --                  --            --            6.25%
         Highest contract charge 0.90% Class B (f)     $ 106.01              --                  --            --            6.01%
         All contract charges                                --               7            $    743          0.00%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.00% to 0.60%
  2003   Lowest contract charge 0.00% Class A (r)      $ 149.21              --                  --            --           31.54%
         Highest contract charge 0.60% Class A (x)     $ 148.99              --                  --            --           31.35%
         All contract charges                                --              14            $  2,125          0.45%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 113.43              --                  --            --          (1.08)%
         Highest contract charge 0.00% Class A (r)     $ 113.43              --                  --            --              --
         All contract charges                                --              --                  --          1.20%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 200.36              --                  --            --           31.19%
         Highest contract charge 0.90% Class B (a)     $ 188.64              --                  --            --           30.02%
         All contract charges                                --             845            $160,643          0.45%             --
  2002   Lowest contract charge 0.00% Class B          $ 152.72              --                  --            --         (16.66)%
         Highest contract charge 0.90% Class B (a)     $ 145.09              --                  --            --         (17.41)%
         All contract charges                                --             775            $113,095          1.20%             --
  2001   Lowest contract charge 0.00% Class B          $ 183.25              --                  --            --            5.53%
         Highest contract charge 0.90% Class B (a)     $ 175.68              --                  --            --            4.58%
         All contract charges                                --             552            $ 97,486          3.87%             --
  2000   Lowest contract charge 0.00% Class B          $ 173.64              --                  --            --           11.81%
         Highest contract charge 0.90% Class B (a)     $ 167.99              --                  --            --           10.81%
         All contract charges                                --             316            $ 53,489          5.50%             --
  1999   Lowest contract charge 0.00% Class B          $ 155.30              --                  --            --           19.00%
         Highest contract charge 0.90% Class B (a)     $ 151.61              --                  --            --           17.87%
         All contract charges                                --             260            $ 39,712          8.01%             --
EQ/Mercury International Value Equity (n)
-----------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 135.63              --                  --            --           28.37%
         Highest contract charge 0.60% Class A (v)     $ 104.12              --                  --            --           27.60%
         All contract charges                                --              15            $  2,057          2.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.66              --                  --            --          (1.56)%
         Highest contract charge 0.60% Class A (v)     $  81.60              --                  --            --         (17.98)%
         All contract charges                                --              --                  --          1.34%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Mercury International Value Equity (n)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (k)      $ 101.19               --                 --            --           28.04%
         Highest contract charge 0.90% Class B (a)     $ 106.76               --                 --            --           26.89%
         All contract charges                                --              780           $ 83,414          2.00%             --
  2002   Lowest contract charge 0.00% Class B (l)      $  79.03               --                 --            --         (17.87)%
         Highest contract charge 0.90% Class B (a)     $  84.14               --                 --            --         (17.39)%
         All contract charges                                --              714           $ 59,941          1.34%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 100.79               --                 --            --         (22.00)%
         Highest contract charge 0.90% Class B (a)     $ 101.85               --                 --            --         (22.23)%
         All contract charges                                --                6           $    605          0.96%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 129.21               --                 --            --         (12.84)%
         Highest contract charge 0.90% Class B (a)     $ 130.96               --                 --            --         (13.10)%
         All contract charges                                --                3           $    388         16.34%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 148.24               --                 --            --          59.29%
         Highest contract charge 0.90% Class B (a)     $ 150.71               --                 --            --          58.81%
         All contract charges                                --               --                 --         20.47%             --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 133.42               --                 --            --           29.63%
         Highest contract charge 0.60% Class A (v)     $  89.12               --                 --            --           28.86%
         All contract charges                                --                6           $    785          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 102.92               --                 --            --         ( 4.69)%
         Highest contract charge 0.60% Class A (v)     $  69.16               --                 --            --         (27.95)%
         All contract charges                                --               --                 --          0.00%             --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 130.03               --                 --            --          29.30%
         Highest contract charge 0.90% Class B         $ 122.42               --                 --            --          28.15%
         All contract charges                                --            1,358           $165,227          0.00%             --
  2002   Lowest contract charge 0.00% Class B          $ 100.56               --                 --            --         (34.32)%
         Highest contract charge 0.90% Class B         $  95.53               --                 --            --         (34.92)%
         All contract charges                                --            1,308           $127,324          0.00%             --
  2001   Lowest contract charge 0.00% Class B          $ 153.10               --                 --            --         (34.05)%
         Highest contract charge 0.90% Class B         $ 146.78               --                 --            --         (34.65)%
         All contract charges                                --            1,480           $216,125          0.02%             --
  2000   Lowest contract charge 0.00% Class B          $ 232.15               --                 --            --         (18.56)%
         Highest contract charge 0.90% Class B         $ 224.60               --                 --            --         (19.56)%
         All contract charges                                --            1,392           $312,585          2.02%             --
  1999   Lowest contract charge 0.00% Class B          $ 286.03               --                 --            --           73.62%
         Highest contract charge 0.90% Class B         $ 279.22               --                 --            --           72.11%
         All contract charges                                --              846           $238,092          2.92%             --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 126.55               --                 --            --           22.33%
         Highest contract charge 0.60% Class A (v)     $  95.39               --                 --            --           21.59%
         All contract charges                                --               --                 --          0.54%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 103.45               --                 --            --          (4.00)%
         Highest contract charge 0.00% Class A (v)     $ 103.45               --                 --            --          (4.00)%
         All contract charges                                --               --                 --          0.73%             --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)      $  83.25               --                 --            --           22.03%
         Highest contract charge 0.90% Class B (a)     $  79.88               --                 --            --           20.93%
         All contract charges                                --              126           $ 10,256          0.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.





                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Investors Trust
----------------------
  2002   Lowest contract charge 0.00% Class B (a)     $  68.22               --                 --            --          (21.01)%
         Highest contract charge 0.90% Class B (a)    $  66.05               --                 --            --          (21.71)%
         All contract charges                               --               94           $  6,281          0.73%              --
  2001   Lowest contract charge 0.00% Class B (a)     $  86.36               --                 --            --          (15.98)%
         Highest contract charge 0.90% Class B (a)    $  84.37               --                 --            --          (16.74)%
         All contract charges                               --               48           $  4,088          0.54%              --
  2000   Lowest contract charge 0.00% Class B (a)     $ 102.79               --                 --            --           (0.77)%
         Highest contract charge 0.90% Class B (a)    $ 101.34               --                 --            --           (1.58)%
         All contract charges                               --               22           $  2,243          0.54%              --
  1999   Lowest contract charge 0.00% Class B (a)     $ 103.50               --                 --            --             8.76%
         Highest contract charge 0.90% Class B (a)    $ 102.97               --                 --            --             7.74%
         All contract charges                               --                4           $    413          0.92%              --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A         $ 146.53               --                 --            --             0.82%
         Highest contract charge 0.90% Class A        $ 143.25               --                 --            --           (0.08)%
         All contract charges                               --            1,619           $304,460          0.88%              --
  2002   Lowest contract charge 0.00% Class A         $ 145.34               --                 --            --             1.49%
         Highest contract charge 0.90% Class A        $ 143.37               --                 --            --             0.58%
         All contract charges                               --            1,949           $364,995          1.36%              --
  2001   Lowest contract charge 0.00% Class A         $ 143.20               --                 --            --             3.85%
         Highest contract charge 0.90% Class A        $ 142.55               --                 --            --             2.92%
         All contract charges                               --            1,988           $379,992          3.41%              --
  2000   Lowest contract charge 0.00% Class A         $ 137.89               --                 --            --             6.24%
         Highest contract charge 0.90% Class A        $ 138.51               --                 --            --             5.30%
         All contract charges                               --            1,925           $359,749          5.76%              --
  1999   Lowest contract charge 0.00% Class A         $ 129.78               --                 --            --             4.96%
         Highest contract charge 0.90% Class A        $ 131.54               --                 --            --             4.04%
         All contract charges                               --            1,821           $325,183          4.74%              --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.06% Class B         $ 146.53               --                 --            --             0.82%
         Highest contract charge 0.90% Class B (k)    $ 113.86               --                 --            --           (0.34)%
         All contract charges                               --              706           $ 81,841          0.88%              --
  2002   Lowest contract charge 0.60% Class B         $ 115.79               --                 --            --             0.63%
         Highest contract charge 0.90% Class B (k)    $ 114.25               --                 --            --             0.32%
         All contract charges                               --              919           $106,411          1.36%              --
  2001   Lowest contract charge 0.60% Class B         $ 115.07               --                 --            --             2.94%
         Highest contract charge 0.90% Class B (k)    $ 113.88               --                 --            --             2.63%
         All contract charges                               --              778           $ 89,524          3.41%              --
  2000   Lowest contract charge 0.60% Class B         $ 111.78               --                 --            --             5.36%
         Highest contract charge 0.90% Class B (k)    $ 110.96               --                 --            --             5.05%
         All contract charges                               --              340           $ 38,005          5.76%              --
  1999   Lowest contract charge 0.60% Class B         $ 106.09               --                 --            --             4.10%
         Highest contract charge 0.90% Class B (k)    $ 105.63               --                 --            --             3.78%
         All contract charges                               --              159           $ 16,868          4.74%              --
EQ/Putnam Growth & Income Value
-------------------------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)     $ 138.60               --                 --            --            27.13%
         Highest contract charge 0.00% Class A (r)    $ 138.60               --                 --            --               --
         All contract charges                               --               --                 --          1.21%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 109.02               --                 --            --           (1.66)%
         Highest contract charge 0.00% Class A (r)    $ 109.02               --                 --            --               --
         All contract charges                               --               --                 --          1.45%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Putnam Growth & Income Value
-------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 132.10              --                  --            --           26.81%
         Highest contract charge 0.90% Class B         $ 124.37              --                  --            --           25.67%
         All contract charges                                --             267             $33,056          1.21%             --
  2002   Lowest contract charge 0.00% Class B          $ 104.17              --                  --            --         (19.06)%
         Highest contract charge 0.90% Class B         $  98.97              --                  --            --         (19.78)%
         All contract charges                                --             266             $26,258          1.45%             --
  2001   Lowest contract charge 0.00% Class B          $ 128.70              --                  --            --          (6.81)%
         Highest contract charge 0.90% Class B         $ 123.38              --                  --            --          (7.65)%
         All contract charges                                --             235             $28,929          1.02%             --
  2000   Lowest contract charge 0.00% Class B          $ 138.10              --                  --            --            6.78%
         Highest contract charge 0.90% Class B         $ 133.60              --                  --            --            5.82%
         All contract charges                                --             183             $24,484          1.05%             --
  1999   Lowest contract charge 0.00% Class B          $ 129.34              --                  --            --          (1.36)%
         Highest contract charge 0.90% Class B         $ 126.25              --                  --            --          (2.25)%
         All contract charges                                --             172             $21,897          7.93%             --
EQ/Putnam Voyager
-----------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 127.35              --                  --            --           24.27%
         Highest contract charge 0.00% Class A (r)     $ 127.35              --                  --            --              --
         All contract charges                                --               0             $    54          0.13%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 102.48              --                  --            --          (5.60)%
         Highest contract charge 0.00% Class A (r)     $ 102.48              --                  --            --              --
         All contract charges                                --              --                  --          0.13%             --
EQ/Putnam Voyager
-----------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (r)      $  68.73              --                  --            --           23.22%
         Highest contract charge 0.90% Class B (b)     $  77.01              --                  --            --           22.85%
         All contract charges                                --              25             $ 1,886          0.13%             --
  2002   Lowest contract charge 0.60% Class B (r)      $  55.78              --                  --            --         (26.79)%
         Highest contract charge 0.90% Class B (b)     $  62.69              --                  --            --         (27.01)%
         All contract charges                                --              22             $ 1,359          0.13%             --
  2001   Lowest contract charge 0.60% Class B (a)      $  76.19              --                  --            --         (24.91)%
         Highest contract charge 0.90% Class B (b)     $  85.89              --                  --            --         (25.14)%
         All contract charges                                --              17             $ 1,333          0.00%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 101.47              --                  --            --         (18.26)%
         Highest contract charge 0.90% Class B (b)     $ 114.73              --                  --            --         (18.51)%
         All contract charges                                --               7             $   781          1.03%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 124.14              --                  --            --           29.48%
         Highest contract charge 0.90% Class B (b)     $ 140.79              --                  --            --           29.09%
         All contract charges                                --              --                  --          5.87%             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 162.91              --                  --            --           46.22%
         Highest contract charge 0.60% Class A (v)     $ 143.50              --                  --            --           36.87%
         All contract charges                                --              51             $ 7,341          0.36%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.41              --                  --            --          (0.43)%
         Highest contract charge 0.60% Class A (v)     $  76.53              --                  --            --         (25.07)%
         All contract charges                                --              --                  --          0.68%             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)      $ 162.91             --                  --            --            37.42%
         Highest contract charge 0.90% Class B (k)     $ 126.96             --                  --            --            44.56%
         All contract charges                                --             24             $ 3,263          0.36%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)



  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment         Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Small Company Index
----------------------
  2002   Lowest contract charge 0.00% Class B (a)     $  89.02                --                 --            --         (21.39)%
         Highest contract charge 0.90% Class B (k)    $  87.83                --                 --            --         (21.63)%
         All contract charges                               --                 6            $   533          0.68%              --
  2001   Lowest contract charge 0.60% Class B (a)     $ 113.24                --                 --            --            1.44%
         Highest contract charge 0.90% Class B (k)    $ 112.07                --                 --            --            1.13%
         All contract charges                               --                 5            $   566          1.15%              --
  2000   Lowest contract charge 0.60% Class B (a)     $ 111.63                --                 --            --          (3.98)%
         Highest contract charge 0.90% Class B (k)    $ 110.81                --                 --            --          (4.26)%
         All contract charges                               --                --                 --         15.71%              --
  1999   Lowest contract charge 0.60% Class B (a)     $ 116.25                --                 --            --           20.00%
         Highest contract charge 0.90% Class B (k)    $ 115.75                --                 --            --           19.64%
         All contract charges                               --                --                 --          0.00%              --
EQ/Technology
-------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 160.13                --                 --            --           43.88%
         Highest contract charge 0.00% Class A(r)     $ 160.13                --                 --            --               --
         All contract charges                               --                --                 --          0.00%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 111.29                --                 --            --          (5.36)%
         Highest contract charge 0.00% Class A(r)     $ 111.29                --                 --            --               --
         All contract charges                               --                --                 --          0.00%              --
EQ/Technology
-------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (c)     $  42.86                --                 --            --           43.55%
         Highest contract charge 0.90% Class B (c)    $  41.44                --                 --            --           42.22%
         All contract charges                               --             1,234            $51,840          0.00%              --
  2002   Lowest contract charge 0.00% Class B (c)     $  29.86                --                 --            --         (40.78)%
         Highest contract charge 0.90% Class B (c)    $  29.14                --                 --            --         (41.31)%
         All contract charges                               --             1,095            $32,210          0.00%              --
  2001   Lowest contract charge 0.00% Class B (c)     $  50.43                --                 --            --         (24.44)%
         Highest contract charge 0.90% Class B (c)    $  49.65                --                 --            --         (25.13)%
         All contract charges                               --               887            $44,301          0.01%              --
  2000   Lowest contract charge 0.00% Class B (c)     $  66.74                --                 --            --         (33.30)%
         Highest contract charge 0.90% Class B (c)    $  66.31                --                 --            --         (33.66)%
         All contract charges                               --               528            $35,103          0.00%              --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)     $ 118.93                --                 --            --           18.93%
         Highest contract charge 0.00% Class B (x)    $ 118.93                --                 --            --           18.93%
         All contract charges                               --                10            $ 1,163          0.00%              --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)     $ 127.04                --                 --            --           27.04%
         Highest contract charge 0.00% Class B (x)    $ 127.04                --                 --            --           27.04%
         All contract charges                               --                23            $ 2,906          0.00%              --
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)     $ 130.01                --                 --            --           30.01%
         Highest contract charge 0.00% Class B (x)    $ 130.01                --                 --            --           30.01%
         All contract charges                               --                20            $ 2,550          0.00%              --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00% to 0.00%*                                           --                 --            --           17.50%
  2003   Lowest contract charge 0.00% Class B (x)     $ 117.50                --                 --            --           17.50%
         Highest contract charge 0.00% Class B (x)    $ 117.50                14            $ 1,689          0.00%              --
         All contract charges                               --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


           Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return
                                                     ------------ --------------------- ------------ ---------------- -----------
Fidelity VIP High Income
------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 114.31             --                  --            --            14.31%
         Highest contract charge 0.00% Class B (x)     $ 114.31             --                  --            --            14.31%
         All contract charges                                --             22             $ 2,470          0.00%            --
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 102.43             --                  --            --             2.43%
         Highest contract charge 0.00% Class B (x)     $ 102.43             --                  --            --             2.43%
         All contract charges                                --             36             $ 3,681          0.00%            --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 143.96             --                  --            --            17.50%
         Highest contract charge 0.00% Class B (x)     $ 143.96             --                  --            --            17.50%
         All contract charges                                --             12             $ 1,693          0.00%            --
Fidelity VIP Value
------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 127.90             --                  --            --            27.90%
         Highest contract charge 0.00% Class B (x)     $ 127.90             --                  --            --            27.90%
         All contract charges                                --              7             $   858          0.30%            --
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 154.26             --                  --            --            54.26%
         Highest contract charge 0.00% Class B (x)     $ 154.26             --                  --            --            54.26%
         All contract charges                                --             17             $ 2,549          0.47%            --
MFS Mid Cap Growth
------------------
         Unit Value 0.60% to 0.60%*
  2003   Lowest contract charge 0.60% Class A (q)      $ 106.65             --                  --            --            36.21%
         Highest contract charge 0.60% Class A(q)      $ 106.65             --                  --            --             --
         All contract charges                                --              1             $   120          0.00%            --
  2002   Lowest contract charge 0.60% Class A (q)      $  78.30             --                  --            --             6.10%
         Highest contract charge 0.60% Class A (q)     $  78.30             --                  --            --             --
         All contract charges                                --             --                  --            --             --
PEA Renaissance
---------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 188.48             --                  --            --            57.42%
         Highest contract charge 0.90% Class A(q)      $ 160.50             --                  --            --            60.50%
         All contract charges                                --             65             $11,141          0.80%            --
  2002   Lowest contract charge 0.00% Class A (r)      $ 119.73             --                  --            --             2.83%
         Highest contract charge 0.60% Class A (q)     $  87.10             --                  --          1.01%            4.66%
         All contract charges                                --             --                  --            --             --
PIMCO Total Return
------------------
         Unit Value 0.60% to 0.60%*
  2003   Lowest contract charge 0.60% Class A (q)      $ 110.16             --                  --            --             2.34%
         Highest contract charge 0.60% Class A (q)     $ 110.16             --                  --            --             2.34%
         All contract charges                                --              1             $   161          3.31%            --
  2002   Lowest contract charge 0.60% Class A (q)      $ 107.65             --                  --            --             6.57%
         Highest contract charge 0.60% Class A (q)     $ 107.65             --                  --            --             6.57%
         All contract charges                                --             --                  --          6.80%            --
U.S. Real Estate
----------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 144.52             --                  --            --            37.51%
         Highest contract charge 0.90% Class A (x)     $ 128.93             --                  --            --            28.93%
         All contract charges                                --             91             $12,747          0.00%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
U.S. Real Estate
----------------
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.10              --                 --             --            2.84%
         Highest contract charge 0.00% Class A(r)      $ 105.10              --                 --             --            2.84%
         All contract charges                                --              12             $1,261           9.14%             --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60% to 0.60%*
  2003   Lowest contract charge 0.60% Class A (v)      $  98.77              --                 --             --           27.70%
         Highest contract charge 0.60% Class A(v)      $  98.77              --                 --             --           27.70%
         All contract charges                                --               9             $  929           1.01%             --
  2002   Lowest contract charge 0.60% Class A (v)      $  77.35              --                 --             --         (19.51)%
         Highest contract charge 0.60% Class A (v)     $  77.35              --                 --             --         (19.51)%
         All contract charges                                --               1             $   77           0.00%             --

(a)    Units were made available for sale on June 4, 1999.
(b)    Units were made available for sale on August 30, 1999.
(c)    Units were made available for sale on May 22, 2000.
(d)    Units were made available for sale on June 22, 2000.
(e)    Units were made available for sale on October 22, 2000.
(f)    Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001 (See Note 5).
(i)    A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity
       500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(j)    Units were made available for sale on April 26, 2002.
(k)    Units were made available for sale on January 1, 1999.
(l)    Units were made available for sale on May 13, 2002.
(m)    Units were made available for sale March 31, 2002.
(n)    A substitution of EQ/T. Rowe Price International Portfolio for
       EQ/Mercury International Value Portfolio occurred on April 26, 2002
       (See Note 5).
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See
       Note 5).
(q)    Units were made available for sale on August 5, 2002.
(r)    Units were made available for sale on November 5, 2002.
(s) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(u) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(v)    Units were made available for sale on April 15, 2002.
(w) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(x)    Units were made available for sale on May 2, 2003.
(y)    Units were made available for sale on October 13, 2003.
(z)    Units were made available for sale on May 18, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2003


7.   Accumulation Unit Values (Concluded)

     * Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

     ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

Appendix A



--------------------------------------------------------------------------------



DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                     Director of Equitable Life (since September 1993). Chairman of the Board of AXA Financial
25 Avenue Matignon                      (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of the Management
75008 Paris, France                     Board (since May 2001) and Chief Executive Officer of AXA (January 2000 to May 2002), Vice
                                        Chairman of AXA's Management Board (January 2000 to May 2001). Prior thereto, Senior
                                        Executive Vice President, Financial Services and Life Insurance Activities in the United
                                        States, Germany, the United Kingdom and Benelux (1997 to 1999); Executive Vice President,
                                        Financial Services and Life Insurance Activities (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital
                                        Management Corporation, the general partner of Alliance Holding and Alliance. A former
                                        Director of Donaldson, Lufkin & Jenrette ("DLJ") from July 1993 to November 2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                          Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA Konzern
Gereonsdriesch 9-11                     AG (since June 1999). Member of the AXA Group Management Board since April 1999. Prior
50670 Cologne, Germany                  thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to April
                                        1999). Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung AG,
                                        AXA Lebensversicherungs AG, AXA Service AG (since June 1999) and AXA Bank AG. Director of
                                        AXA Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                      Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies
New Canaan, CT 06840                    (since January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief
                                        Executive Officer (April 1981 to April 1998). Director of Ryder System, Inc. since 1995.
                                        Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of McGraw-Hill
                                        Companies in April 2000. Director of Harris Corp. 1995 to present.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                     Director of Equitable Life (since February 1998). Member of the AXA Management Board (since
25, Avenue Matignon                     February 2003) and Chief Financial Officer (since July 2003), prior thereto, Executive Vice
75008 Paris, France                     President, Control and Strategy, AXA (January 2000 to July 2003); prior thereto Senior
                                        Executive Vice President, International (US-UK-Benelux) AXA (January 1997 to January 2000);
                                        Member of the Management Board, AXA, since February 2003; Member of the AXA Executive
                                        Committee, January 2000 to present; Director, AXA Financial, Inc. (since November 2003),
                                        Alliance Capital (February 1996 to present) and various AXA Affiliated companies. Former
                                        Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal                       Director of Equitable Life (since July 1992). Chairman and Chief Executive Officer (since
42, avenue de Friedland                 July 2002), prior thereto, Vice Chairman of the Management Board of Aventis (December 1999
75008 Paris                             to July 2002). Prior thereto, Chairman and Chief Executive Officer of Rhone-Poulenc, S.A.
France                                  (1986 to December 1999). Vice Chairman of the Supervisory Board of AXA. Director of
                                        Schneider Electric, Pernod-Ricard and European Aeronautic Defense and Space Company. Former
                                        Member of the Consulting Council of Banque de France. Director, AXA Financial (since July,
                                        1992).
------------------------------------------------------------------------------------------------------------------------------------

                                                                            1(1)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves
------------------------------------------------------------------------------------------------------------------------------------
Graves Ventures, LLC and                Director of Equitable Life (since September 19, 2002). President and Chief Operating
Earl G. Graves, Ltd.                    Officer, Graves Ventures, LLC (January 2001 to present), Chief of Staff, Earl G. Graves,
130 Fifth Avenue                        Ltd. (March 1993 to present) and President of Black Enterprise Unlimited (unknown to
New York, NY 10011                      present); Director, AXA Financial, Inc. and The Equitable Life Assurance Society of the
                                        United States (September 2002 to present); Trustee, Meharry Medical College (September 2001 to present); President, Catholic Big Brothers, Inc. (June 1992 to present); Attorney,
                                        Cleary, Gottlieb, Steen & Hamilton (1989 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
c/o LeBoeuf, Lamb, Greene & MacRae      Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                    (1999 to 2003). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial
New York, NY 10019-4513                 (since May 1992). Director of Associated Electric and Gas Insurance Services and AXIS
                                        Specialty Insurance Company since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C           Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                      Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                        President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                        Bestfoods (1997 to 1999). President, CPC Specialty Markets Group (1993 to 1997); Director,
                                        Del Monte Foods Co., PACTIV Corporation and the "Shell" Transport and Trading Company, plc.;
                                        Former Director, Hunt Corporation (1992-2002); Director, AXA Financial (since December
                                        1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                          Director of Equitable Life (since December 19, 2002). Senior Advisor, Morgan Stanley (June
Harborside Financial Center             2000 to present); Director/Trustee, Morgan Stanley Funds (June 2000 to present); Director,
Plaza Two, Second Floor                 AXA Financial, Inc. (December 2002 to present); President and Chief Operating Officer -
Jersey City, NJ 07311                   Individual Investor Group, Morgan Stanley Dean Witter (June 1997 to June 2000); President
                                        and Chief Operating Officer - Dean Witter Securities, Dean Witter Discover & Co. (1993 to
                                        May 1997); President and Chief Operating Officer - Dean Witter Financial, Dean Witter
                                        Reynolds Inc. (1989 to 1993); Director and Chairman of the Executive Committee, Georgetown
                                        University Board of Regents; Director, The American Ireland Fund; Member, The American
                                        Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                      Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979);
77 King Street West                     and officer or director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545                              Anglo-Canada General Insurance Company, Alliance Capital Management Corporation, AXA Pacific
Toronto, Ontario M5K 1K2                Insurance Company and AXA Australia, a former Alternate Director, AXA Asia Pacific Holdings
Canada                                  Limited (December 1999 to September 2000) and a former Director of DLJ (October 1999 to
                                        November 2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994
                                        to May 1998). Director of AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson
------------------------------------------------------------------------------------------------------------------------------------
230 Byram Shore Road                    Director of Equitable Life (since September 19, 2002). Former President and Chief Executive
Greenwich, CT 06830                     Officer (February 2001 to October 2003); President and Chief Executive Officer, Saks Fifth
                                        Avenue (February 2000 to February 2001); Vice Chairman (September 1998 to February 2000) and
                                        Chief Operating Officer (May 1999 to February 2000); Executive Vice President - Director of
                                        Stores (July 1996 to September 1998); Senior Vice President and Regional Director of
                                        Stores/East (1992 to July 1996); General Manager (1991 to 1992); Director, AXA Financial,
                                        Inc. (September 2002 to present); Director, Women In Need, Inc.; Regional Vice President for
                                        the Greater New York Area, National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------


1(2)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corporation                Director of Equitable Life (since September 19, 2002). Vice Chairman (since March 2003);
200 West Madison Street                 prior thereto, President, Hyatt Hotels Corporation (January 2000 to March 2003); Director,
Suite 3900                              AXA Financial, Inc. (September 2002 to present) and The Equitable Life Assurance Society of
Chicago, IL 60606                       the United States (September 2002 to present); Director, Schindler Holdings, Ltd. (January
                                        2002 to present); Director, Interval International (January 1998 to June 2003); Executive
                                        Vice President, Hyatt Development Corporation (1997 to 2000); President and Chief Executive
                                        Officer, United Infrastructure Company (1993 to 1997) and Partner, The John Buck Company
                                        (1979 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corporation          Director of Equitable Life (since November 20, 2002). Chief Executive Officer, Ameritrade
4211 South 102nd Street                 Holding Corporation (March 2001 to present); Director, AXA Financial, Inc. (November 2002 to
Omaha, NE 68127                         present) and The Equitable Life Assurance Society of the United States (November 2002 to
                                        present); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001); Defensive
                                        Coordinator for Dartmouth College's football team (1968 - 1984).

------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
St. John's University                   Director of Equitable Life (since March 1999); Special Assistant to the President, St.
101 Murray St.                          John's University (since September 2003); prior thereto, Dean of the Peter J. Tobin College
New York, NY 10007                      of Business St. John's University (August 1998 to September 2003); Chief Financial Officer,
                                        Chase Manhattan Corp. (1985 to 1997). Director, Alliance Capital Management Corporation
                                        (since May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H.W.
                                        Wilson Company and Junior Achievement of New York, Inc. and a Director and Officer of Rock
                                        Valley Tool, LLC. Director of AXA Financial, Inc. (since March 1999) and Director, P.A.
                                        Consulting (since 1999).
------------------------------------------------------------------------------------------------------------------------------------



OFFICERS - DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management             Director of Equitable Life (since May 2001); Director (since October 1992), Chairman of the
Corporation                             Board (since May 2001) and Chief Executive Officer (January 1999 to June 2003), Alliance
1345 Avenue of the Americas             Capital Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment
New York, NY 10105                      Officer (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA
                                        Financial, Inc. (May 2001 to present); Vice Chairman of the Board of Trustees of Colgate
                                        University; Trustee of the Mike Wolk Heart Foundation; Member of the Investment Committee of
                                        the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                        Director, Chairman of the Board, President (since May 2002) and Chief Executive Officer,
                                        Equitable Life (since May 2001); Director, President and Chief Executive Officer, AXA
                                        Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive Officer,
                                        AXA Financial Services, LLC (May 2001 to present); Member of AXA's Management Board, (May
                                        2001 to present); Director, Alliance Capital Management Corporation (May 2001 to present);
                                        Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of
                                        Colorado, Inc. (since June 2001); Director, The American Ireland Fund (1999 to present);
                                        Board of Trustees of The University of Scranton (1995 to 2002); Member of the Investment
                                        Company Institute's Board of Governors (since October 2001; prior thereto, October 1997 to
                                        October 2000) and Executive Committee (1998-2000); Former Trustee of The University of
                                        Pittsburgh and St. Sebastian's Country Day School; Former Director of the Massachusetts
                                        Bankers Association; President and Chief Operating Officer, Mellon Financial Corporation
                                        (1999-2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(3)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                        Director, Vice Chairman of the Board (since February 1998) and Chief Financial Officer
                                        (since May 1996), Equitable Life. Director (since November 2003), Vice Chairman of the Board
                                        (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior
                                        Executive Vice President (February 1998 to November 1999), AXA Financial. Executive Vice
                                        President, Member of the Executive Committee and Management Board of AXA. Director, Vice
                                        Chairman and Chief Financial Officer (since December 1999) The Equitable of Colorado, Inc.;
                                        AXA Financial Services, LLC and AXA Distribution Holding Corp. (since September 1999).
                                        Director, Alliance (since July 1997). Formerly a Director of DLJ (from June 1997 to November
                                        2000). Prior thereto, Chairman, Insurance Consulting and Actuarial Practice, Coopers &
                                        Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------



OTHER OFFICERS



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                                        Officer (February 2001 to present); Director, President and Chief Executive Officer, AXA
                                        Technology Services since 2002; prior thereto, Chief Information Officer (November 1994 to
                                        February 2001), Equitable Life and AXA Financial Services, LLC (since September 1999).
                                        Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since January 2002), Equitable Life; Executive Vice President
                                        (since January 2002), AXA Financial Services, LLC; prior thereto, Senior Vice President and
                                        Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice
                                        President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to
                                        1999); Senior Vice President of European Human Resources (and previous Human Resources positions), Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 1987), Equitable Life. Senior Vice President, AXA
                                        Financial. Senior Vice President, AXA Financial Services, LLC. Director and Chairman,
                                        Frontier Trust Company ("Frontier"), FSB . Director, EQF (now AXA Advisors) (until September
                                        1999). Executive Vice President (since August 1999) and Director (since July 1999), AXA
                                        Advisors. Director and Senior Vice President (since July 1999), AXA Network, LLC (formerly
                                        EquiSource). Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                        Director and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice
                                        President and Treasurer, Equitable Life and AXA Financial. Senior Vice President and
                                        Treasurer, AXA Financial Services, LLC (since September 1999); The Equitable of Colorado
                                        (since December 1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                        Director (since July 1998), Chairman (since August 2000) and Chief Executive Officer (since
                                        September 1997), and prior thereto, President and Treasurer, Equitable Casualty Insurance
                                        Company ("Casualty"). Senior Vice President and Treasurer, AXA Distribution Holding
                                        Corporation (since November 1999) and AXA Advisors, LLC (since December 2001). Director,
                                        Chairman, President and Chief Executive Officer, Equitable JV Holdings (August 1997 to June
                                        2002). Director (since July 1997), and Senior Vice President and Chief Financial Officer
                                        (since April 1998), ACMC. Treasurer, Paramount Planners, LLC (November 2000 to December
                                        2003). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


1(4)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior
                                        Vice President (December 1999 to December 2001); Senior Vice President and Controller,
                                        GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President
                                        (December 2001 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to
                                        December 1998). Senior Vice President, AXA Financial Services, LLC (since September 1999),
                                        Director, Chairman and Chief Executive Officer, AXA Network, LLC (July 1999 to December
                                        2001). Partner and Senior Actuarial Consultant (January 1989 to August 1996), Coopers &
                                        Lybrand, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 1997) and Deputy General Counsel (since November
                                        1999), Equitable Life; prior thereto, Senior Vice President and Associate General Counsel
                                        (September 1997 to October 1999), Vice President and Associate General Counsel (November
                                        1993 to August 1997); Senior Vice President and Deputy General Counsel (September 2001 to
                                        present), AXA Financial; Senior Vice President (since September 1999) and Deputy General
                                        Counsel (since November 1999), AXA Financial Services, LLC. Senior Vice President and Deputy
                                        General Counsel, The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Financial
                                        Services, LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                        December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (March 1996) and Auditor since September 1994, Equitable Life. AXA
                                        Financial and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 1999), Chief Compliance Officer and Associate General
                                        Counsel (since December 1996), Equitable Life. Previously held other officerships with
                                        Equitable Life. Senior Vice President, Chief Compliance Officer and Associate General
                                        Counsel. AXA Financial Services, LLC (since September 1999).
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President and Chief Information Officer (since February 2001), Equitable
                                        Life. Executive Vice President and Chief Information Officer, AXA Financial Services, LLC
                                        (since February 2001). Member of the Advisory Board (since 2002), AXA Technology Services.
                                        Senior Vice President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 2000) and Actuary (since May 1998 to present),
                                        Equitable Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice
                                        President (May 1993 to May 1998); Senior Vice President (since September 2000) and Actuary
                                        (since September 1999), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since September 2001), Equitable Life; prior thereto, Senior Vice
                                        President (September 2000 to September 2001). Director, AXA Distributors, LLC (since March
                                        2002); Executive Vice President, AXA Financial Services, LLC (since September 2001); prior thereto, Senior Vice President (September 2000 to September 2001). Principal (and various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(5)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since May 1995) and Chief Investment Officer (since July 1995),
                                        Equitable Life. Executive Vice President (since May 1995) and Chief Investment Officer
                                        (since July 1995), AXA Financial, Executive Vice President and Chief Investment Officer, AXA
                                        Financial Services, LLC (since September 1999). Chairman (since December 2002) and Trustee
                                        (since March 1997), EQ Advisors Trust and Trustee of AXA Premier Funds (since November
                                        2001). Executive Vice President and Chief Investment Officer, The Equitable of Colorado
                                        (since December 1999), Director (since July 1995), Alliance, and Equitable Real Estate (July
                                        1995 to June 1997). Executive Vice President (since August 1999), AXA Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since June 1991), Equitable Life and AXA Financial Services, LLC
                                        (since September 1999). Director, Chairman and Chief Operating Officer, Casualty (from
                                        September 1997 until August 2000). Director, Equitable Agri-Business, Inc. (August 1993 to
                                        June 1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since February 1999); Secretary (since September 1995) and Associate
                                        General Counsel (since March 1993), Equitable Life and AXA Financial (since September 1995).
                                        Senior Vice President, Secretary and Associate General Counsel, AXA Financial Services, LLC
                                        (since September 1999). Senior Vice President, Secretary and Associate General Counsel,
                                        Equitable of Colorado (since December 1999). Secretary, AXA Distribution Holding Corporation
                                        (since September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                        Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001),
                                        Deputy General Counsel (October 1996 to November 1999). Executive Vice President and General
                                        Counsel (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                        September 2001) and General Counsel (since November 1999), AXA Financial Services, LLC.
                                        Executive Vice President (since September 2001) and General Counsel (since December 1999),
                                        Equitable of Colorado. Director (since July 1999), AXA Advisors. Senior Vice President and
                                        General Counsel, EIC (June 1997 to March 1998). Previously held other officerships with
                                        Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President, Equitable Life (May 2002 to present); Executive Vice President,
                                        AXA Financial Services, LLC (since May 2002); Director (since May 2002) and Vice Chairman of the Board (since August 2002), AXA Advisors, LLC; Director (since February 2002), Chairman and Chief Executive Officer (since May 2002), AXA Network, LLC; Director and Chairman of the
                                        Board of AXA Distributors, LLC; AXA Distributors Insurance Agency, LLC; AXA Distributors
                                        Insurance Agency of Alabama, LLC; AXA Distributors Insurance Agency of Massachusetts, LLC
                                        (since September 2002); Executive Vice President and Director of the Private Client
                                        Financial Services Division, Salomon Smith Barney (April 1992 to May 2002).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President, Equitable Life (since February 2004); Executive Vice President,
                                        AXA Financial Services, LLC (since February 2004); Director, Co-President and Co-Chief
                                        Executive Officer (since December 2003), AXA Advisors, LLC; Director and President-Retail
                                        Division (since December 2003), AXA Network, LLC. Regional President of the New York Metro
                                        Region (March 2000 to January 2001), Co-General Manager of the Jones/Sages Agency (January
                                        1995 to March 2000), President of Northern Operations (1992 to January 1995), Executive Vice
                                        President (1989 to 1992), Chief Agency Officer (August 1987 to 1989), Senior Vice President
                                        (1985 to August 1987), Chief Equinet Officer (1984 to 1985), Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------


1(6)

Appendix B

--------------------------------------------------------------------------------
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)




THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                        WHICH RELATE TO OUR
------------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;,
May 15, 2003, November 24, 2003, February 10, 2004 (2 supplements) .......... IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003, February 10, 2004 (2
supplements) ................................................................ Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003, November 24, 2003,
February 10, 2004 (2 supplements) ........................................... Survivorship 2000(SM) Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003, November 24, 2003, February 10, 2004 (2 supplements) .......... Incentive Life 2000(SM) and Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003, November 24, 2003,
February 10, 2004 (2 supplements) ........................................... Incentive Life(SM) Policies and Special Offer
                                                                              Policies(2)



----------


(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.



(2) This supplement applies only to certain groups.

                                                                            2(1)

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies
   Incentive Life Plus(R)
   Survivorship 2000

PROSPECTUS SUPPLEMENT DATED MAY 1, 2004
--------------------------------------------------------------------------------
This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your Equitable Life policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.


Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Please see "Investment Portfolios" later in this supplement for information regarding the fees and expenses.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o Equitable Life
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 EQUITY
                                                                                         o MFS Investment Management

                                                                                         o Marsico Capital Management, LLC

                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital         o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                         o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                         o A I M Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current   o Alliance Capital Management L.P.
                              income and capital appreciation.
                                                                                         o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------


----------
(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

   Copyright 2004 The Equitable Life Assurance Society of the United States.
                             All rights reserved.
                                                                      X00714/ADL

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                         o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                      its Bernstein Investment Research and
                                                                                           Management Unit

                                                                                         o Bank of Ireland Asset Management
                                                                                           (U.S.) Limited

                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                         o Alliance Capital Management L.P., through
 CORE EQUITY                                                                               its Bernstein Investment Research and
                                                                                           Management Unit

                                                                                         o Janus Capital Management LLC

                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 GROWTH
                                                                                         o RCM Capital Management LLC

                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 VALUE
                                                                                         o Institutional Capital Corporation

                                                                                         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                         o Franklin Advisers, Inc.

                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                         o TCW Investment Management Company

                                                                                         o Wellington Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital.                         o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK     Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND       Seeks to provide a high total return.                       o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE     Seeks to achieve high current income consistent with        o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES       relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL    Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH   Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND     Seeks to achieve high current income consistent with        o Alliance Capital Management L.P.
                             moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP        Seeks to achieve long-term growth of capital.               o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                             o Alliance Capital Management L.P.,
                                                                                           through its Bernstein Investment
                                                                                           Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                   o Calvert Asset Management Company
 RESPONSIBLE
                                                                                         o Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                 o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.                   o Morgan Stanley Investment Management,
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates  o Alliance Capital Management L.P.
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level
                                 consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.                         o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND         Seeks to provide a high total return consistent         o J.P. Morgan Investment Management Inc.
                                 with moderate risk to capital and maintenance of
                                 liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.                      o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE        Seeks capital appreciation.                             o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 Seeks long-term growth of capital.                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily,             o Mercury Advisors
 EQUITY                          income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL         Seeks capital appreciation.                             o Merrill Lynch Investment Managers
 VALUE                                                                                     International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           Seeks to provide long-term capital growth.              o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           Seeks long-term growth of capital with secondary        o MFS Investment Management
                                 objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income,         o Alliance Capital Management L.P.
                                 preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME        Seeks capital growth. Current income is a               o Putnam Investment Management, LLC
 VALUE                           secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER                Seeks long-term growth of capital and any increased     o Putnam Investment Management, LLC
                                 income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Seeks to replicate as closely as possible (before       o Alliance Capital Management L.P.
                                 the deduction of portfolio expenses) the total
                                 return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY(3)                 Seeks to achieve long-term growth of capital.           o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                    Objective                                              Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE       Seeks to increase the value of your investment in       o Charles Schwab Investment Management,
 LONG/SHORT EQUITY               bull markets and bear markets through strategies          Inc.
                                 that are designed to have limited exposure to
                                 general equity market risk.                             o AXA Rosenberg Investment Management LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors VIT               Objective                                               Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
PEA RENAISSANCE                  Seeks long-term capital appreciation and income.        o OpCap Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                    Objective                                              Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I(1)   Seeks to provide above average current income and       o Van Kampen(2)
                                 long-term capital appreciation by investing primarily
                                 in equity securities of companies in the U.S. real
                                 estate industry, including real estate investment
                                 trusts.
------------------------------------------------------------------------------------------------------------------------------------



(1) `Class I' shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

(3) Please see "Combination of certain investment options" below for information regarding the availability of this portfolio.

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 888-855-5100.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS. Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fee Waivers
                                                                             Underlying                    and/or
                                                                              Portfolio      Total        Expense     Net Total
                                     Management                   Other       Fees and       Annual      Reimburse-     Annual
Portfolio Name                        Fees(1)    12b-1 Fees(2)  Expenses(3)  Expenses(4)   Expenses(5)    ments(6)     Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation             0.10%        0.25%           5.91%        1.08%         7.34%        (5.98)%       1.36%
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation           0.10%        0.25%           9.04%        0.84%        10.23%        (9.13)%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation      0.10%        0.25%           4.13%        0.88%         5.36%        (4.21)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation               0.10%        0.25%           0.39%        0.86%         1.60%        (0.43)%       1.17%
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation          0.10%        0.25%           1.77%        1.13%         3.25%        (1.87)%       1.38%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity     0.62%        0.25%           0.15%          --          1.02%           --         1.02%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond             0.60%        0.25%           0.26%          --          1.11%        (0.16)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fee Waivers
                                                                             Underlying                    and/or
                                                                              Portfolio      Total        Expense     Net Total
                                     Management                   Other       Fees and       Annual      Reimburse-     Annual
Portfolio Name                        Fees(1)    12b-1 Fees(2)  Expenses(3)  Expenses(4)   Expenses(5)    ments(6)     Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care            1.20%         0.25%         0.48%        --            1.93%         (0.08)%       1.85%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield             0.59%         0.25%         0.16%        --            1.00%            --         1.00%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International          1.05%         0.25%         0.73%        --            2.03%         (0.23)%       1.80%
  Equity
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core         0.90%         0.25%         0.52%        --            1.67%         (0.32)%       1.35%
  Equity
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth       0.90%         0.25%         0.43%        --            1.58%         (0.23)%       1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value        0.90%         0.25%         0.43%        --            1.58%         (0.23)%       1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth   1.10%         0.25%         0.35%        --            1.70%         (0.10)%       1.60%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value    1.10%         0.25%         0.31%        --            1.66%         (0.06)%       1.60%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology             1.20%         0.25%         0.83%        --            2.28%         (0.43)%       1.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock               0.48%         0.25%         0.06%        --            0.79%            --         0.79%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income          0.57%         0.25%         0.06%        --            0.88%            --         0.88%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government    0.49%         0.25%         0.08%        --            0.82%            --         0.82%
  Securities
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International              0.74%         0.25%         0.13%        --            1.12%         (0.02)%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth             0.90%         0.25%         0.05%        --            1.20%         (0.04)%       1.16%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond               0.52%         0.25%         0.06%        --            0.83%            --         0.83%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth           0.75%         0.25%         0.07%        --            1.07%            --         1.07%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value         0.64%         0.25%         0.06%        --            0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible        0.65%         0.25%         0.55%        --            1.45%         (0.40)%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International      0.85%         0.25%         0.21%        --            1.31%         (0.11)%       1.20%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research           0.65%         0.25%         0.07%        --            0.97%         (0.02)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity        0.65%         0.25%         0.07%        --            0.97%         (0.02)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity             1.15%         0.25%         0.40%        --            1.80%          0.00%        1.80%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                    0.25%         0.25%         0.06%        --            0.56%            --         0.56%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                     0.65%         0.25%         0.25%        --            1.15%         (0.20)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                          0.70%         0.25%         0.08%        --            1.03%         (0.03)%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value              0.75%         0.25%         0.10%        --            1.10%          0.00%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond               0.44%         0.25%         0.08%        --            0.77%          0.00%        0.77%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth              0.90%         0.25%         0.09%        --            1.24%         (0.09)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value              0.75%         0.25%         0.10%        --            1.10%          0.00%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                       0.90%         0.25%         0.07%        --            1.22%         (0.07)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity          0.60%         0.25%         0.07%        --            0.92%          0.00%        0.92%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value         0.85%         0.25%         0.16%        --            1.26%         (0.01)%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies       0.65%         0.25%         0.07%        --            0.97%            --         0.97%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                 0.60%         0.25%         0.11%        --            0.96%         (0.01)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                        0.33%         0.25%         0.06%        --            0.64%            --         0.64%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value        0.60%         0.25%         0.10%        --            0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                      0.65%         0.25%         0.13%        --            1.03%         (0.08)%       0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                 0.25%         0.25%         0.35%        --            0.85%          0.00%        0.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Technology                          0.90%         0.25%         0.09%        --            1.24%         (0.09)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short  1.50%         0.25%         5.80%        --            7.55%         (4.57)%       2.98%
  Equity
------------------------------------------------------------------------------------------------------------------------------------
PIMCO ADVISORS VIT:
------------------------------------------------------------------------------------------------------------------------------------
PEA Renaissance                        0.80%           --          0.91%        --            1.71%         (0.63)%       1.08%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class I            0.80%           --          0.31%        --            1.11%         (0.01)%       1.10%
------------------------------------------------------------------------------------------------------------------------------------



* Please see "Combination of certain investment options" earlier in this supplement for information regarding the availability of this portfolio.

(1) The management fees shown reflect revised management fees, effective May 1, 2004, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.



(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(3) Other expenses shown are those incurred in 2003.The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(4) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocations as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(5) Total Annual Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. Equitable Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of PIMCO Advisors VIT -- PEA Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. Charles Schwab Investment Management, Inc., the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust Portfolio and EQ Advisors Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



-----------------------------------------------
Portfolio Name
-----------------------------------------------
AXA Aggressive Allocation                0.95%
-----------------------------------------------
AXA Conservative Allocation              0.73%
-----------------------------------------------
AXA Conservative-Plus Allocation         0.78%
-----------------------------------------------
AXA Moderate Allocation                  0.79%
-----------------------------------------------
AXA Moderate-Plus Allocation             0.99%
-----------------------------------------------
AXA Premier VIP Aggressive Equity        0.95%
-----------------------------------------------
AXA Premier VIP Health Care              1.84%
-----------------------------------------------
AXA Premier VIP International Equity     1.73%
-----------------------------------------------
AXA Premier VIP Large Cap Core Equity    1.32%
-----------------------------------------------
AXA Premier VIP Large Cap Growth         1.32%
-----------------------------------------------
AXA Premier VIP Large Cap Value          1.28%
-----------------------------------------------
AXA Premier VIP Small/Mid Cap Growth     1.46%
-----------------------------------------------
AXA Premier VIP Small/Mid Cap Value      1.52%
-----------------------------------------------
AXA Premier VIP Technology               1.70%
-----------------------------------------------
EQ/Alliance Common Stock                 0.77%
-----------------------------------------------
EQ/Alliance Growth and Income            0.85%
-----------------------------------------------
EQ/Alliance Premier Growth               1.15%
-----------------------------------------------
EQ/Alliance Small Cap Growth             1.03%
-----------------------------------------------
EQ/Calvert Socially Responsible          1.00%
-----------------------------------------------
EQ/Capital Guardian International        1.18%
-----------------------------------------------
EQ/Capital Guardian Research             0.93%
-----------------------------------------------
EQ/Capital Guardian U.S. Equity          0.93%
-----------------------------------------------
EQ/Emerging Markets Equity               1.78%
-----------------------------------------------
EQ/Evergreen Omega                       0.84%
-----------------------------------------------
EQ/FI Mid Cap                            0.88%
-----------------------------------------------
EQ/FI Small/Mid Cap Value                1.04%
-----------------------------------------------
EQ/Lazard Small Cap Value                1.00%
-----------------------------------------------
EQ/Marsico Focus                         1.10%
-----------------------------------------------
EQ/Mercury Basic Value Equity            0.91%
-----------------------------------------------
EQ/Mercury International Value           1.18%
-----------------------------------------------
EQ/MFS Emerging Growth Companies         0.96%
-----------------------------------------------
EQ/MFS Investors Trust                   0.94%
-----------------------------------------------
EQ/Putnam Growth & Income Value          0.93%
-----------------------------------------------
EQ/Putnam Voyager                        0.93%
-----------------------------------------------
EQ/Technology                            1.01%
-----------------------------------------------



(4) EQUITABLE. We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. Equitable Life is obligated to pay all amounts that are promised to be paid under the policies. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(5) EQUITABLE LIFE'S PENDING NAME CHANGE. Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


(6) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For more information regarding effective dates for processing telephone, Internet and facsimile requests, please see your prospectus.


--------------------------------------------------------------------------------
By mail:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
Equitable Life -- National Operations Center
P.O. Box 1047

Charlotte, North Carolina 28201-1047



--------------------------------------------------------------------------------
By express delivery only:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277

1-704-341-7000 (for express delivery purposes only)



--------------------------------------------------------------------------------
By toll-free phone:
--------------------------------------------------------------------------------
Customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.


--------------------------------------------------------------------------------
By e-mail:
--------------------------------------------------------------------------------
life-service@equitable.com


--------------------------------------------------------------------------------
By facsimile (fax):
--------------------------------------------------------------------------------

1-704-540-9714



--------------------------------------------------------------------------------
By Internet:
--------------------------------------------------------------------------------

Our Website (www.equitable.com) provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

                                 ----------------


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:


(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers among investment options; and

(e) changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information, please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

(7) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2004, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2004), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our website Equitable.com and enrolling in EQ Access. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. Eastern time on September 30, 2004, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(8) DISRUPTIVE TRANSFER ACTIVITY. Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.

(9) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2003 and for the three years in the period ended December 31, 2003 and the financial statements of Equitable Life as of December 31, 2003 and 2002 and for the three years in the period ended December 31, 2003 incorporated in this prospectus supplement have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firms as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

(10) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Report of Independent Auditors............................................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003................A-3
   Statements of Operations for the Years Ended December 31, 2003, 2002
    and 2001..............................................................A-19
   Statements of Changes in Net Assets for the Years Ended December 31,
    2003, 2002 and 2001...................................................A-41
   Notes to Financial Statements..........................................A-64


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors............................................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002................F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2003,
    2002 and 2001.........................................................F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2003, 2002 and 2001..................F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2003, 2002 and 2001...................................................F-5
   Notes to Consolidated Financial Statements.............................F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2003, the results of each their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 568,111         $ 39,702           $ 175,940
Receivable for The Trusts shares sold ..................           --               --                  --
Receivable for policy-related transactions .............        9,902               11               3,932
                                                            ---------         --------           ---------
  Total assets .........................................    $ 578,013         $ 39,713           $ 179,872
                                                            ---------         --------           ---------
Liabilities:
Payable for The Trusts shares purchased ................        9,902               11               3,932
Payable for policy-related transactions ................           --               --                  --
                                                            ---------         --------           ---------
  Total liabilities ....................................        9,902               11               3,932
                                                            ---------         --------           ---------
Net Assets .............................................    $ 568,111         $ 39,702           $ 175,940
                                                            =========         ========           =========
Net Assets:
Accumulation Units .....................................    $ 567,941         $ 39,679           $ 175,825
Accumulation nonunitized ...............................           --               --                  --
Retained by Equitable Life in Separate Account FP ......          170               23                 115
                                                            ---------         --------           ---------
Total net assets .......................................    $ 568,111         $ 39,702           $ 175,940
                                                            =========         ========           =========
Investments in shares of The Trusts, at cost ...........    $ 558,329         $ 39,686           $ 173,888
The Trusts shares held
 Class A ...............................................       44,246            3,791              16,023
 Class B ...............................................        6,192                7                 485


                                                            AXA Moderate      AXA Moderate-     AXA Premier VIP
                                                             Allocation      Plus Allocation   Aggressive Equity
                                                         ------------------ ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 1,435,621,422      $ 1,283,899       $ 515,545,942
Receivable for The Trusts shares sold ..................          375,351               --               5,369
Receivable for policy-related transactions .............               --           20,343                  --
                                                          ---------------      -----------       -------------
  Total assets .........................................  $ 1,435,996,773      $ 1,304,242       $ 515,551,311
                                                          ---------------      -----------       -------------
Liabilities:
Payable for The Trusts shares purchased ................               --           20,343                  --
Payable for policy-related transactions ................        1,358,899               --             215,667
                                                          ---------------      -----------       -------------
  Total liabilities ....................................        1,358,899           20,343             215,667
                                                          ---------------      -----------       -------------
Net Assets .............................................  $ 1,434,637,874      $ 1,283,899       $ 515,335,644
                                                          ===============      ===========       =============
Net Assets:
Accumulation Units .....................................  $ 1,430,408,936      $ 1,283,264       $ 514,265,055
Accumulation nonunitized ...............................        3,181,373               --             881,720
Retained by Equitable Life in Separate Account FP ......        1,047,565              635             188,869
                                                          ---------------      -----------       -------------
Total net assets .......................................  $ 1,434,637,874      $ 1,283,899       $ 515,335,644
                                                          ===============      ===========       =============
Investments in shares of The Trusts, at cost ...........  $ 1,328,564,983      $ 1,249,889       $ 564,246,440
The Trusts shares held
 Class A ...............................................       93,659,376          100,465          22,396,890
 Class B ...............................................        4,484,782           14,439             575,853


                                                          AXA Premier VIP
                                                             Core Bond
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 40,830,095
Receivable for The Trusts shares sold ..................              --
Receivable for policy-related transactions .............         120,659
                                                            ------------
  Total assets .........................................    $ 40,950,754
                                                            ------------
Liabilities:
Payable for The Trusts shares purchased ................         133,647
Payable for policy-related transactions ................              --
                                                            ------------
  Total liabilities ....................................         133,647
                                                            ------------
Net Assets .............................................    $ 40,817,107
                                                            ============
Net Assets:
Accumulation Units .....................................    $ 40,753,292
Accumulation nonunitized ...............................              --
Retained by Equitable Life in Separate Account FP ......          63,815
                                                            ------------
Total net assets .......................................    $ 40,817,107
                                                            ============
Investments in shares of The Trusts, at cost ...........    $ 40,913,469
The Trusts shares held
 Class A ...............................................         293,381
 Class B ...............................................       3,629,687

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                                                             AXA Premier VIP
                                                          AXA Premier VIP     AXA Premier     International
                                                            Health Care       High Yield         Equity
                                                         ----------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 11,327,167    $ 204,663,798      $ 5,054,743
Receivable for The Trusts shares sold ..................              --               --               --
Receivable for policy-related transactions .............         209,891               --           15,363
                                                            ------------    -------------      -----------
  Total assets .........................................    $ 11,537,058    $ 204,663,798      $ 5,070,106
                                                            ------------    -------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................         209,891           61,987           18,421
Payable for policy-related transactions ................              --            5,625               --
                                                            ------------    -------------      -----------
  Total liabilities ....................................         209,891           67,612           18,421
                                                            ------------    -------------      -----------
Net Assets .............................................    $ 11,327,167    $ 204,596,186      $ 5,051,685
                                                            ============    =============      ===========
Net Assets:
Accumulation Units .....................................    $ 11,290,362    $ 203,335,438      $ 5,047,067
Accumulation nonunitized ...............................              --          960,192               --
Retained by Equitable Life in Separate Account FP ......          36,805          300,557            4,618
                                                            ------------    -------------      -----------
Total net assets .......................................    $ 11,327,167    $ 204,596,186      $ 5,051,685
                                                            ============    =============      ===========
Investments in shares of The Trusts, at cost ...........    $ 10,185,737    $ 215,397,109      $ 4,601,597
The Trusts shares held
 Class A ...............................................          85,833       33,428,411          101,212
 Class B ...............................................       1,028,024        2,940,777          376,410


                                                          AXA Premier VIP                                        AXA Premier VIP
                                                             Large Cap       AXA Premier VIP   AXA Premier VIP    Small/Mid Cap
                                                            Core Equity     Large Cap Growth   Large Cap Value        Growth
                                                         ----------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,128,432        $ 6,551,707       $ 3,331,094       $ 8,228,639
Receivable for The Trusts shares sold ..................             --              8,407                --                --
Receivable for policy-related transactions .............         29,417                 --            17,992            71,901
                                                            -----------        -----------       -----------       -----------
  Total assets .........................................    $ 2,157,849        $ 6,560,114       $ 3,349,086       $ 8,300,540
                                                            -----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................         29,417                 --            20,606            71,901
Payable for policy-related transactions ................             --              8,407                --                --
                                                            -----------        -----------       -----------       -----------
  Total liabilities ....................................         29,417              8,407            20,606            71,901
                                                            -----------        -----------       -----------       -----------
Net Assets .............................................    $ 2,128,432        $ 6,551,707       $ 3,328,480       $ 8,228,639
                                                            ===========        ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................    $ 2,126,037        $ 6,541,237       $ 3,322,118       $ 8,217,520
Accumulation nonunitized ...............................             --                 --                --                --
Retained by Equitable Life in Separate Account FP ......          2,395             10,470             6,362            11,119
                                                            -----------        -----------       -----------       -----------
Total net assets .......................................    $ 2,128,432        $ 6,551,707       $ 3,328,480       $ 8,228,639
                                                            ===========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........    $ 1,978,543        $ 6,161,234       $ 3,012,832       $ 7,772,398
The Trusts shares held
 Class A ...............................................         85,936            132,950            69,612           211,030
 Class B ...............................................        129,229            595,517           254,488           733,208

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                                                                    AXA Rosenberg
                                                            AXA Premier VIP     AXA Premier VIP       VIT Value
                                                          Small/Mid Cap Value      Technology     Long/Short Equity
                                                         --------------------- ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $ 25,135,502        $ 8,225,069        $ 8,087,542
Receivable for The Trusts shares sold ..................                --                 --                 --
Receivable for policy-related transactions .............            19,560             42,578              3,972
                                                              ------------        -----------        -----------
  Total assets .........................................      $ 25,155,062        $ 8,267,647        $ 8,091,514
                                                              ------------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ................            19,560             44,657              3,972
Payable for policy-related transactions ................                --                 --                 --
                                                              ------------        -----------        -----------
  Total liabilities ....................................            19,560             44,657              3,972
                                                              ------------        -----------        -----------
Net Assets .............................................      $ 25,135,502        $ 8,222,990        $ 8,087,542
                                                              ============        ===========        ===========
Net Assets:
Accumulation Units .....................................      $ 25,064,045        $ 8,212,267        $ 1,333,890
Accumulation nonunitized ...............................                --                 --                 --
Retained by Equitable Life in Separate Account FP ......            71,457             10,723          6,753,652
                                                              ------------        -----------        -----------
Total net assets .......................................      $ 25,135,502        $ 8,222,990        $ 8,087,542
                                                              ============        ===========        ===========
Investments in shares of The Trusts, at cost ...........      $ 21,238,146        $ 7,836,313        $ 8,354,651
The Trusts shares held
 Class A ...............................................           132,127            109,012                 --
 Class B ...............................................         2,273,392            822,649            838,957
                                                                                                                 EQ/Alliance
                                                                                                                Intermediate
                                                                           EQ/Alliance        EQ/Alliance        Government
                                                          Davis Value     Common Stock     Growth and Income     Securities
                                                         ------------- ------------------ ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 256,485    $ 2,269,562,563      $ 430,750,342     $ 192,999,750
Receivable for The Trusts shares sold ..................          --            408,355            349,110           286,132
Receivable for policy-related transactions .............          --                 --                 --                --
                                                           ---------    ---------------      -------------     -------------
  Total assets .........................................   $ 256,485    $ 2,269,970,918      $ 431,099,452     $ 193,285,882
                                                           ---------    ---------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ................          --                 --                 --                --
Payable for policy-related transactions ................          --          1,489,372            387,942           843,869
                                                           ---------    ---------------      -------------     -------------
  Total liabilities ....................................          --          1,489,372            387,942           843,869
                                                           ---------    ---------------      -------------     -------------
Net Assets .............................................   $ 256,485    $ 2,268,481,546      $ 430,711,510     $ 192,442,013
                                                           =========    ===============      =============     =============
Net Assets:
Accumulation Units .....................................   $ 253,944    $ 2,261,912,932      $ 430,080,180     $ 191,739,784
Accumulation nonunitized ...............................          --          5,961,381            246,768           314,450
Retained by Equitable Life in Separate Account FP ......       2,541            607,233            384,562           387,779
                                                           ---------    ---------------      -------------     -------------
Total net assets .......................................   $ 256,485    $ 2,268,481,546      $ 430,711,510     $ 192,442,013
                                                           =========    ===============      =============     =============
Investments in shares of The Trusts, at cost ...........   $ 217,445    $ 2,910,994,969      $ 427,210,775     $ 193,815,629
The Trusts shares held
 Class A ...............................................      24,107        136,046,993         20,350,709        16,023,111
 Class B ...............................................          --         10,749,288          5,597,962         3,076,357

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                           EQ/Alliance      EQ/Alliance      EQ/Alliance
                                                          International   Premier Growth    Quality Bond
                                                         --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 502,424,080   $  95,733,188    $ 161,942,065
Receivable for The Trusts shares sold ..................             --         189,658           76,842
Receivable for policy-related transactions .............             --              --               --
                                                          -------------   -------------    -------------
  Total assets .........................................  $ 502,424,080   $  95,922,846    $ 162,018,907
                                                          -------------   -------------    -------------
Liabilities:
Payable for The Trusts shares purchased ................         23,297              --               --
Payable for policy-related transactions ................        203,090         190,244           80,286
                                                          -------------   -------------    -------------
  Total liabilities ....................................        226,387         190,244           80,286
                                                          -------------   -------------    -------------
Net Assets .............................................  $ 502,197,693   $  95,732,602    $ 161,938,621
                                                          =============   =============    =============
Net Assets:
Accumulation Units .....................................  $ 500,906,965   $  95,609,539    $ 161,657,154
Accumulation nonunitized ...............................        534,889              --          166,155
Retained by Equitable Life in Separate Account FP ......        755,839         123,063          115,312
                                                          -------------   -------------    -------------
Total net assets .......................................  $ 502,197,693   $  95,732,602    $ 161,938,621
                                                          =============   =============    =============
Investments in shares of The Trusts, at cost ...........  $ 395,038,560   $ 106,777,772    $ 159,068,165
The Trusts shares held
 Class A ...............................................     47,640,152         152,067       12,994,422
 Class B ...............................................      4,626,507      15,283,840        2,873,415


                                                            EQ/Alliance     EQ/Bernstein     EQ/Calvert    EQ/Capital
                                                             Small Cap       Diversified      Socially      Guardian
                                                              Growth            Value       Responsible   International
                                                         ---------------- ---------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 178,681,423    $ 163,442,719      $ 67,070    $ 2,672,085
Receivable for The Trusts shares sold ..................        245,862                             --             --
Receivable for policy-related transactions .............             --          122,990            --            240
                                                          -------------    -------------      --------    -----------
  Total assets .........................................  $ 178,927,285    $ 163,565,709      $ 67,070    $ 2,672,325
                                                          -------------    -------------      --------    -----------
Liabilities:
Payable for The Trusts shares purchased ................             --          135,228            --            240
Payable for policy-related transactions ................        264,058                             --             --
                                                          -------------    -------------      --------    -----------
  Total liabilities ....................................        264,058          135,228            --            240
                                                          -------------    -------------      --------    -----------
Net Assets .............................................  $ 178,663,227    $ 163,430,481      $ 67,070    $ 2,672,085
                                                          =============    =============      ========    ===========
Net Assets:
Accumulation Units .....................................  $ 178,555,104    $ 163,251,212      $  1,852    $ 2,538,417
Accumulation nonunitized ...............................             --                             --             --
Retained by Equitable Life in Separate Account FP ......        108,123          179,269        65,218        133,668
                                                          -------------    -------------      --------    -----------
Total net assets .......................................  $ 178,663,227    $ 163,430,481      $ 67,070    $ 2,672,085
                                                          =============    =============      ========    ===========
Investments in shares of The Trusts, at cost ...........  $ 162,694,389    $ 146,788,816      $ 51,713    $ 2,332,831
The Trusts shares held
 Class A ...............................................     10,676,826          307,250         8,642         33,195
 Class B ...............................................      3,397,047       12,503,186           246        243,922

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            EQ/Capital      EQ/Capital     EQ/Emerging
                                                             Guardian        Guardian        Markets
                                                             Research      U.S. Equity        Equity
                                                         --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 76,056,728    $ 49,708,851    $ 71,257,511
Receivable for The Trusts shares sold ..................            --              --              --
Receivable for policy-related transactions .............        32,257          69,296          97,831
                                                          ------------    ------------    ------------
  Total assets .........................................  $ 76,088,985    $ 49,778,147    $ 71,355,342
                                                          ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        34,394          69,305         102,831
Payable for policy-related transactions ................            --              --              --
                                                          ------------    ------------    ------------
  Total liabilities ....................................        34,394          69,305         102,831
                                                          ------------    ------------    ------------
Net Assets .............................................  $ 76,054,591    $ 49,708,842    $ 71,252,511
                                                          ============    ============    ============
Net Assets:
Accumulation Units .....................................  $ 75,768,965    $ 49,451,919    $ 71,067,747
Accumulation nonunitized ...............................            --              --              --
Retained by Equitable Life in Separate Account FP ......       285,626         256,923         184,764
                                                          ------------    ------------    ------------
Total net assets .......................................  $ 76,054,591    $ 49,708,842    $ 71,252,511
                                                          ============    ============    ============
Investments in shares of The Trusts, at cost ...........  $ 62,733,427    $ 40,835,393    $ 54,558,792
The Trusts shares held
 Class A ...............................................        19,479         128,527         121,386
 Class B ...............................................     7,047,601       4,573,527       8,582,169


                                                                                                               EQ/FI
                                                             EQ/Equity     EQ/Evergreen       EQ/FI          Small/Mid
                                                             500 Index         Omega         Mid Cap         Cap Value
                                                         ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 671,150,406    $ 7,206,587    $ 69,805,413    $ 175,197,036
Receivable for The Trusts shares sold ..................             --             --              --               --
Receivable for policy-related transactions .............        427,796          1,966         205,785           92,262
                                                          -------------    -----------    ------------    -------------
  Total assets .........................................  $ 671,578,202    $ 7,208,553    $ 70,011,198    $ 175,289,298
                                                          -------------    -----------    ------------    -------------
Liabilities:
Payable for The Trusts shares purchased ................        526,215          1,966         205,816           97,562
Payable for policy-related transactions ................             --             --              --               --
                                                          -------------    -----------    ------------    -------------
  Total liabilities ....................................        526,215          1,966         205,816           97,562
                                                          -------------    -----------    ------------    -------------
Net Assets .............................................  $ 671,051,987    $ 7,206,587    $ 69,805,382    $ 175,191,736
                                                          =============    ===========    ============    =============
Net Assets:
Accumulation Units .....................................  $ 670,449,026    $ 7,103,582    $ 69,492,089    $ 175,046,797
Accumulation nonunitized ...............................        438,019             --              --               --
Retained by Equitable Life in Separate Account FP ......        164,942        103,005         313,293          144,939
                                                          -------------    -----------    ------------    -------------
Total net assets .......................................  $ 671,051,987    $ 7,206,587    $ 69,805,382    $ 175,191,736
                                                          =============    ===========    ============    =============
Investments in shares of The Trusts, at cost ...........  $ 681,760,037    $ 6,411,424    $ 56,066,974    $ 151,197,202
The Trusts shares held
 Class A ...............................................     27,124,782          8,863         278,106          240,709
 Class B ...............................................      4,287,948        850,283       6,599,448       13,156,816

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                                              EQ/Janus       EQ/Lazard
                                                          EQ/J.P. Morgan     Large Cap       Small Cap
                                                             Core Bond         Growth          Value
                                                         ---------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 12,496,019    $ 21,830,990    $ 4,751,897
Receivable for The Trusts shares sold ..................             --              --             --
Receivable for policy-related transactions .............         42,415          77,771          6,996
                                                           ------------    ------------    -----------
  Total assets .........................................   $ 12,538,434    $ 21,908,761    $ 4,758,893
                                                           ------------    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ................         50,087          83,369          6,996
Payable for policy-related transactions ................             --              --             --
                                                           ------------    ------------    -----------
  Total liabilities ....................................         50,087          83,369          6,996
                                                           ------------    ------------    -----------
Net Assets .............................................   $ 12,488,347    $ 21,825,392    $ 4,751,897
                                                           ============    ============    ===========
Net Assets:
Accumulation Units .....................................   $ 12,337,992    $ 21,593,270    $ 4,644,650
Accumulation nonunitized ...............................             --              --             --
Retained by Equitable Life in Separate Account FP ......        150,355         232,122        107,247
                                                           ------------    ------------    -----------
Total net assets .......................................   $ 12,488,347    $ 21,825,392    $ 4,751,897
                                                           ============    ============    ===========
Investments in shares of The Trusts, at cost ...........   $ 12,443,733    $ 20,632,538    $ 3,938,201
The Trusts shares held
 Class A ...............................................        189,803          26,628        107,449
 Class B ...............................................        927,762       3,810,178        249,915


                                                                            EQ/Mercury       EQ/Mercury        EQ/MFS
                                                            EQ/Marsico      Basic Value    International   Emerging Growth
                                                              Focus           Equity           Value          Companies
                                                         --------------- ---------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 69,247,090    $ 162,970,529    $ 85,713,560    $ 166,169,604
Receivable for The Trusts shares sold ..................            --               --              --           19,693
Receivable for policy-related transactions .............       137,340          162,734          12,710               --
                                                          ------------    -------------    ------------    -------------
  Total assets .........................................  $ 69,384,430    $ 163,133,263    $ 85,726,270    $ 166,189,297
                                                          ------------    -------------    ------------    -------------
Liabilities:
Payable for The Trusts shares purchased ................       137,340          166,200          16,414               --
Payable for policy-related transactions ................            --               --              --           26,530
                                                          ------------    -------------    ------------    -------------
  Total liabilities ....................................       137,340          166,200          16,414           26,530
                                                          ------------    -------------    ------------    -------------
Net Assets .............................................  $ 69,247,090    $ 162,967,063    $ 85,709,856    $ 166,162,767
                                                          ============    =============    ============    =============
Net Assets:
Accumulation Units .....................................  $ 69,111,177    $ 162,768,024    $ 85,470,646    $ 166,012,215
Accumulation nonunitized ...............................            --               --              --               --
Retained by Equitable Life in Separate Account FP ......       135,913          199,039         239,210          150,552
                                                          ------------    -------------    ------------    -------------
Total net assets .......................................  $ 69,247,090    $ 162,967,063    $ 85,709,856    $ 166,162,767
                                                          ============    =============    ============    =============
Investments in shares of The Trusts, at cost ...........  $ 58,228,146    $ 144,422,145    $ 77,300,375    $ 203,261,332
The Trusts shares held
 Class A ...............................................       272,395          149,318         199,084           66,522
 Class B ...............................................     4,972,653       10,909,392       7,690,490       14,212,215

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                                                                EQ/Putnam
                                                               EQ/MFS                           Growth &
                                                          Investors Trust   EQ/Money Market   Income Value
                                                         ----------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 10,476,994     $ 388,438,033    $ 33,352,549
Receivable for The Trusts shares sold ..................          22,284                --          54,410
Receivable for policy-related transactions .............              --           819,683              --
                                                            ------------     -------------    ------------
  Total assets .........................................    $ 10,499,278     $ 389,257,716    $ 33,406,959
                                                            ------------     -------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................              --         1,231,891              --
Payable for policy-related transactions ................          22,284                --          56,341
                                                            ------------     -------------    ------------
  Total liabilities ....................................          22,284         1,231,891          56,341
                                                            ------------     -------------    ------------
Net Assets .............................................    $ 10,476,994     $ 388,025,825    $ 33,350,618
                                                            ============     =============    ============
Net Assets:
Accumulation Units .....................................    $ 10,256,820     $ 386,301,280    $ 33,096,586
Accumulation nonunitized ...............................              --         1,570,339              --
Retained by Equitable Life in Separate Account FP ......         220,174           154,206         254,032
                                                            ------------     -------------    ------------
Total net assets .......................................    $ 10,476,994     $ 388,025,825    $ 33,350,618
                                                            ============     =============    ============
Investments in shares of The Trusts, at cost ...........    $  9,758,641     $ 391,057,380    $ 32,238,652
The Trusts shares held
 Class A ...............................................          11,455        29,071,250           9,615
 Class B ...............................................       1,214,177         8,444,242       2,953,308


                                                                            EQ/Small
                                                            EQ/Putnam       Company                      Fidelity VIP Asset
                                                             Voyager         Index       EQ/Technology    Manager: Growth
                                                         -------------- --------------- --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $ 2,024,277    $ 10,738,321    $ 52,059,939       $ 1,163,373
Receivable for The Trusts shares sold ..................           --              --              --               --
Receivable for policy-related transactions .............           --          30,712           7,545              650
                                                          -----------    ------------    ------------       -----------
  Total assets .........................................  $ 2,024,277    $ 10,769,033    $ 52,067,484       $1,164,023
                                                          -----------    ------------    ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................           --          30,712           7,980              650
Payable for policy-related transactions ................           --              --              --               --
                                                          -----------    ------------    ------------       -----------
  Total liabilities ....................................           --          30,712           7,980              650
                                                          -----------    ------------    ------------       -----------
Net Assets .............................................  $ 2,024,277    $ 10,738,321    $ 52,059,504       $ 1,163,373
                                                          ===========    ============    ============       ===========
Net Assets:
Accumulation Units .....................................  $ 1,939,513    $ 10,604,330    $ 51,865,505       $ 1,163,373
Accumulation nonunitized ...............................           --              --              --               --
Retained by Equitable Life in Separate Account FP ......       84,764         133,991         193,999                (0)
                                                          -----------    ------------    ------------       -----------
Total net assets .......................................  $ 2,024,277    $ 10,738,321    $ 52,059,504       $ 1,163,373
                                                          ===========    ============    ============       ============
Investments in shares of The Trusts, at cost ...........  $ 2,043,470    $  7,077,600    $ 49,932,643       $ 1,061,074
The Trusts shares held
 Class A ...............................................        9,887         712,902           7,387               --
 Class B ...............................................      160,728         313,116      12,139,989           95,437

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            Fidelity VIP      Fidelity VIP      Fidelity VIP
                                                             Contrafund      Equity-Income    Growth & Income
                                                         ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,905,646       $ 2,549,969       $ 1,688,806
Receivable for The Trusts shares sold ..................            535                --                --
Receivable for policy-related transactions .............            --                899               199
                                                            -----------       -----------       -----------
  Total assets .........................................     $2,906,181        $2,550,868        $1,689,005
                                                            -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................            --                899               199
Payable for policy-related transactions ................            535                --                --
                                                            -----------       -----------       -----------
  Total liabilities ....................................            535               899               199
                                                            -----------       -----------       -----------
Net Assets .............................................    $ 2,905,646       $ 2,549,969       $ 1,688,806
                                                            ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................    $ 2,905,646       $ 2,549,969       $ 1,688,806
Accumulation nonunitized ...............................            --                --                --
Retained by Equitable Life in Separate Account FP ......             (0)               (0)               (0)
                                                            -------------     -------------     -------------
Total net assets .......................................    $ 2,905,646       $ 2,549,969       $ 1,688,806
                                                            ============      ============      ============
Investments in shares of The Trusts, at cost ...........    $ 2,590,276       $ 2,238,453       $ 1,556,362
The Trusts shares held
 Class A ...............................................            --                --                --
 Class B ...............................................        126,718           111,061           129,015



                                                            Fidelity VIP         Fidelity VIP         Fidelity VIP
                                                            High Income     Investment Grade Bond       Mid Cap
                                                         ----------------- ----------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,470,061          $ 3,680,589          $ 1,692,615
Receivable for The Trusts shares sold ..................             --              171,976                   --
Receivable for policy-related transactions .............          5,953                   --                 4,873
                                                            -----------          -----------          -----------
  Total assets .........................................    $ 2,476,014          $ 3,852,565          $ 1,697,488
                                                            -----------          -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ................          5,953                   --                4,873
Payable for policy-related transactions ................             --               171,976                  --
                                                            -----------          -----------          -----------
  Total liabilities ....................................          5,953              171,976                4,873
                                                            -----------          -----------          -----------
Net Assets .............................................    $ 2,470,061          $ 3,680,589          $ 1,692,615
                                                            ===========          ===========          ===========
Net Assets:
Accumulation Units .....................................    $ 2,470,061          $ 3,680,589          $ 1,692,615
Accumulation nonunitized ...............................             --                   --                   --
Retained by Equitable Life in Separate Account FP ......             (0)                  (0)                  (0)
                                                            -----------          -----------         ------------
Total net assets .......................................    $ 2,470,061          $ 3,680,589          $ 1,692,615
                                                            ===========          ===========          ===========
Investments in shares of The Trusts, at cost ...........    $ 2,536,134          $ 3,599,123          $ 1,525,783
The Trusts shares held
 Class A ...............................................             --                   --                   --
 Class B ...............................................        359,543              272,636               70,614


                                                          Fidelity VIP
                                                              Value
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 857,588
Receivable for The Trusts shares sold ..................          --
Receivable for policy-related transactions .............       1,894
                                                           ----------
  Total assets .........................................   $ 859,482
                                                           ----------
Liabilities:
Payable for The Trusts shares purchased ................       1,894
Payable for policy-related transactions ................          --
                                                           ----------
  Total liabilities ....................................       1,894
                                                           ----------
Net Assets .............................................   $ 857,588
                                                           ==========
Net Assets:
Accumulation Units .....................................   $ 857,588
Accumulation nonunitized ...............................         --
Retained by Equitable Life in Separate Account FP ......          (0)
                                                           -----------
Total net assets .......................................   $ 857,588
                                                           ==========
Investments in shares of The Trusts, at cost ...........   $ 805,355
The Trusts shares held
 Class A ...............................................         --
 Class B ...............................................      79,406

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            Fidelity VIP       MFS Mid
                                                          Value Strategies   Cap Growth   PEA Renaissance
                                                         ------------------ ------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $ 2,548,771      $ 120,434      $ 11,060,581
Receivable for The Trusts shares sold ..................            --              --                --
Receivable for policy-related transactions .............          4,278             --           132,847
                                                            -----------      ---------      ------------
  Total assets .........................................    $ 2,553,049      $ 120,434      $ 11,193,428
                                                            -----------      ---------      ------------
Liabilities:
Payable for The Trusts shares purchased ................          4,278             --            44,695
Payable for policy-related transactions ................             --             --                --
                                                            -----------      ---------      ------------
  Total liabilities ....................................          4,278             --            44,695
                                                            -----------      ---------      ------------
Net Assets .............................................    $ 2,548,771      $ 120,434      $ 11,148,733
                                                            ===========      =========      ============
Net Assets:
Accumulation Units .....................................    $ 2,548,771      $ 120,050      $ 11,140,859
Accumulation nonunitized ...............................            --              --                --
Retained by Equitable Life in Separate Account FP ......             (0)           384             7,874
                                                            -----------      ---------      ------------
Total net assets .......................................    $ 2,548,771      $ 120,434      $ 11,148,733
                                                            ===========      =========      ============
Investments in shares of The Trusts, at cost ...........    $ 2,441,225      $ 104,639      $  9,523,201
The Trusts shares held
 Class A ...............................................             --         19,488           810,299
 Class B ...............................................        204,721             --                --


                                                                                                  Vanguard VIF
                                                          PIMCO Total Return   U.S. Real Estate   Equity Index
                                                         -------------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $ 163,693         $ 12,754,007       $ 932,054
Receivable for The Trusts shares sold ..................              --                   --              --
Receivable for policy-related transactions .............              --               38,285              --
                                                               ---------         ------------       ---------
  Total assets .........................................       $ 163,693         $ 12,792,292       $ 932,054
                                                               ---------         ------------       ---------
Liabilities:
Payable for The Trusts shares purchased ................              --               38,285              --
Payable for policy-related transactions ................             210                   --              --
                                                               ---------         ------------       ---------
  Total liabilities ....................................             210               38,285              --
                                                               ---------         ------------       ---------
Net Assets .............................................       $ 163,483         $ 12,754,007       $ 932,054
                                                               =========         ============       =========
Net Assets:
Accumulation Units .....................................       $ 161,265         $ 12,747,407       $ 929,196
Accumulation nonunitized ...............................              --                   --              --
Retained by Equitable Life in Separate Account FP ......           2,218                6,600           2,858
                                                               ---------         ------------       ---------
Total net assets .......................................       $ 163,483         $ 12,754,007       $ 932,054
                                                               =========         ============       =========
Investments in shares of The Trusts, at cost ...........       $ 162,229         $ 11,035,973       $ 824,062
The Trusts shares held
 Class A ...............................................          15,648              818,614          35,079
 Class B ...............................................              --                   --              --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 109.58                       1
AXA Aggressive Allocation ..................     Class A 0.60%          $ 109.42                       4
AXA Aggressive Allocation ..................     Class A 0.80%          $ 109.36                      --
AXA Aggressive Allocation ..................     Class A 0.90%          $ 109.34                      --
AXA Aggressive Allocation ..................     Class B 0.60%          $ 109.35                       1
AXA Aggressive Allocation ..................     Class B 0.90%          $ 109.27                      --
AXA Conservative Allocation ................     Class A 0.00%          $ 102.56                      --
AXA Conservative Allocation ................     Class A 0.60%          $ 102.41                      --
AXA Conservative Allocation ................     Class A 0.80%          $ 102.36                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 102.33                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 102.34                      --
AXA Conservative Allocation ................     Class B 0.90%          $ 102.27                      --
AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 104.56                      --
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 104.40                       2
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 104.35                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 104.32                      --
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 104.34                      --
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 104.26                      --
AXA Moderate Allocation ....................     Class A 0.00%          $ 217.54                     409
AXA Moderate Allocation ....................     Class A 0.60%          $ 503.84                   2,331
AXA Moderate Allocation ....................     Class A 0.80%          $ 166.32                      23
AXA Moderate Allocation ....................     Class A 0.90%          $ 212.66                     460
AXA Moderate Allocation ....................     Class B 0.60%          $ 108.53                     600
AXA Moderate Allocation ....................     Class B 0.90%          $ 116.91                      --
AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 108.39                       1
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 108.23                       9
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 108.17                      --
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 108.14                      --
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 108.16                       1
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 108.08                      --
AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 137.53                     322
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 568.35                     757
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $  84.96                      32
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 153.75                     157
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $ 137.53                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  69.81                     180
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  68.67                      --
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 106.78                      29
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 111.27                      --
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 112.23                      58
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 110.88                     261
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 110.44                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 110.22                      19
AXA Premier VIP Health Care ................     Class A 0.00%          $ 129.56                       6
AXA Premier VIP Health Care ................     Class A 0.60%          $ 102.07                       1
AXA Premier VIP Health Care ................     Class B 0.00%          $ 102.58                      25
AXA Premier VIP Health Care ................     Class B 0.60%          $ 101.35                      70
AXA Premier VIP Health Care ................     Class B 0.80%          $ 100.95                      --
AXA Premier VIP Health Care ................     Class B 0.90%          $ 100.74                       7

   The accompanying notes are an integral part of these financial statements.
                                      A-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP High Yield ....................     Class A 0.00%          $ 176.48                    191
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 318.31                    443
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 128.91                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 194.09                     59
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 176.48                     --
AXA Premier VIP High Yield ....................     Class B 0.60%          $  91.32                    167
AXA Premier VIP High Yield ....................     Class B 0.90%          $  89.83                     --
AXA Premier VIP International Equity ..........     Class A 0.00%          $ 143.85                      8
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 107.30                     --
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 137.77                     --
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 105.03                     33
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 137.02                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 104.39                      4
AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 135.81                      6
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $  99.25                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 123.43                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $  98.07                     11
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 122.76                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $  97.48                      1
AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 134.89                      9
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $  94.07                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 122.51                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $  88.78                     51
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 121.84                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  88.25                      9
AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 138.26                      5
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 103.50                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 127.60                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 103.82                     25
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 126.90                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 103.20                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.00%          $ 151.50                     12
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.60%          $  91.50                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.00%          $ 136.50                      3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.60%          $  87.07                     65
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.80%          $ 135.75                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.90%          $  86.54                      4
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 157.16                      8
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.60%          $ 103.10                      1
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.00%          $ 105.03                     27
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.60%          $ 103.78                    186
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.80%          $ 103.36                     --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.90%          $ 103.15                     15
AXA Premier VIP Technology ....................     Class A 0.00%          $ 177.01                      6
AXA Premier VIP Technology ....................     Class A 0.60%          $  97.82                     --
AXA Premier VIP Technology ....................     Class B 0.00%          $ 146.81                      3
AXA Premier VIP Technology ....................     Class B 0.60%          $  89.41                     72
AXA Premier VIP Technology ....................     Class B 0.80%          $ 146.00                     --
AXA Premier VIP Technology ....................     Class B 0.90%          $  88.87                      5

   The accompanying notes are an integral part of these financial statements.
                                      A-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.00%          $  96.40                       2
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.60%          $  96.00                      11
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.80%          $  95.87                      --
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 0.90%          $  95.80                       1
Davis Value ............................................     Class A 0.60%          $ 114.61                       2
EQ/Alliance Common Stock ...............................     Class A 0.00%          $ 266.82                     664
EQ/Alliance Common Stock ...............................     Class A 0.60%          $ 728.09                   2,441
EQ/Alliance Common Stock ...............................     Class A 0.80%          $ 179.11                      71
EQ/Alliance Common Stock ...............................     Class A 0.90%          $ 308.18                     422
EQ/Alliance Common Stock ...............................     Class B 0.60%          $  99.63                   1,658
EQ/Alliance Common Stock ...............................     Class B 0.90%          $  98.01                      --
EQ/Alliance Growth and Income ..........................     Class A 0.00%          $ 301.40                     198
EQ/Alliance Growth and Income ..........................     Class A 0.60%          $ 280.34                     865
EQ/Alliance Growth and Income ..........................     Class A 0.80%          $ 220.57                      15
EQ/Alliance Growth and Income ..........................     Class A 0.90%          $ 271.78                     119
EQ/Alliance Growth and Income ..........................     Class B 0.60%          $ 114.06                     805
EQ/Alliance Growth and Income ..........................     Class B 0.90%          $ 129.60                      --
EQ/Alliance Intermediate Government Securities .........     Class A 0.00%          $ 179.15                     309
EQ/Alliance Intermediate Government Securities .........     Class A 0.60%          $ 207.66                     458
EQ/Alliance Intermediate Government Securities .........     Class A 0.80%          $ 150.49                       4
EQ/Alliance Intermediate Government Securities .........     Class A 0.90%          $ 172.44                      66
EQ/Alliance Intermediate Government Securities .........     Class B 0.60%          $ 127.61                     230
EQ/Alliance Intermediate Government Securities .........     Class B 0.90%          $ 128.60                      --
EQ/Alliance International ..............................     Class A 0.00%          $ 130.75                     358
EQ/Alliance International ..............................     Class A 0.60%          $ 124.04                   3,046
EQ/Alliance International ..............................     Class A 0.80%          $ 103.27                      18
EQ/Alliance International ..............................     Class A 0.90%          $ 120.80                     256
EQ/Alliance International ..............................     Class B 0.60%          $  93.97                     464
EQ/Alliance International ..............................     Class B 0.90%          $  90.72                      --
EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 123.92                       8
EQ/Alliance Premier Growth .............................     Class A 0.60%          $  89.23                      --
EQ/Alliance Premier Growth .............................     Class B 0.00%          $  62.92                     118
EQ/Alliance Premier Growth .............................     Class B 0.60%          $  61.21                   1,356
EQ/Alliance Premier Growth .............................     Class B 0.80%          $  60.65                       9
EQ/Alliance Premier Growth .............................     Class B 0.90%          $  60.37                      61
EQ/Alliance Quality Bond ...............................     Class A 0.00%          $ 194.07                     229
EQ/Alliance Quality Bond ...............................     Class A 0.60%          $ 172.12                     468
EQ/Alliance Quality Bond ...............................     Class A 0.80%          $ 160.34                       3
EQ/Alliance Quality Bond ...............................     Class A 0.90%          $ 166.87                      43
EQ/Alliance Quality Bond ...............................     Class B 0.60%          $ 129.57                     222
EQ/Alliance Quality Bond ...............................     Class B 0.90%          $ 129.67                      --
EQ/Alliance Small Cap Growth ...........................     Class A 0.00%          $ 151.93                     188
EQ/Alliance Small Cap Growth ...........................     Class A 0.60%          $ 145.95                     663
EQ/Alliance Small Cap Growth ...........................     Class A 0.80%          $ 144.00                       7
EQ/Alliance Small Cap Growth ...........................     Class A 0.90%          $ 143.04                      70
EQ/Alliance Small Cap Growth ...........................     Class B 0.00%          $ 114.01                      --
EQ/Alliance Small Cap Growth ...........................     Class B 0.60%          $ 110.33                     384
EQ/Alliance Small Cap Growth ...........................     Class B 0.90%          $ 108.53                      --
EQ/Bernstein Diversified Value .........................     Class A 0.00%          $ 142.16                      25

   The accompanying notes are an integral part of these financial statements.
                                      A-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Bernstein Diversified Value ............     Class A 0.60%          $ 106.11                       3
EQ/Bernstein Diversified Value ............     Class B 0.00%          $ 108.34                     256
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 104.97                      13
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 122.23                     968
EQ/Bernstein Diversified Value ............     Class B 0.80%          $ 104.61                       6
EQ/Bernstein Diversified Value ............     Class B 0.90%          $ 120.24                      94
EQ/Calvert Socially Responsible ...........     Class A 0.00%          $ 131.93                       2
EQ/Calvert Socially Responsible ...........     Class B 0.60%          $  82.09                      --
EQ/Calvert Socially Responsible ...........     Class B 0.90%          $  81.01                      --
EQ/Capital Guardian International .........     Class A 0.00%          $ 141.97                      --
EQ/Capital Guardian International .........     Class A 0.60%          $ 110.29                       1
EQ/Capital Guardian International .........     Class B 0.60%          $  91.17                      26
EQ/Capital Guardian International .........     Class B 0.90%          $  89.98                      --
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 143.32                       1
EQ/Capital Guardian Research ..............     Class A 0.60%          $  97.73                      --
EQ/Capital Guardian Research ..............     Class B 0.00%          $ 111.06                     127
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 108.19                     526
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 107.25                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 106.79                      38
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 152.80                       7
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 103.19                       2
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 109.44                      56
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 106.62                     367
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 105.70                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 105.23                      27
EQ/Emerging Markets Equity ................     Class A 0.00%          $ 174.14                       5
EQ/Emerging Markets Equity ................     Class B 0.00%          $  95.11                     126
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 124.11                      18
EQ/Emerging Markets Equity ................     Class B 0.60%          $  91.54                     572
EQ/Emerging Markets Equity ................     Class B 0.80%          $  90.37                       3
EQ/Emerging Markets Equity ................     Class B 0.90%          $  89.79                      37
EQ/Equity 500 Index .......................     Class A 0.00%          $ 271.10                     520
EQ/Equity 500 Index .......................     Class A 0.60%          $ 258.20                   1,482
EQ/Equity 500 Index .......................     Class A 0.80%          $ 178.30                      20
EQ/Equity 500 Index .......................     Class A 0.90%          $ 250.64                     218
EQ/Equity 500 Index .......................     Class B 0.60%          $  84.13                   1,053
EQ/Equity 500 Index .......................     Class B 0.90%          $  95.23                      --
EQ/Evergreen Omega ........................     Class A 0.00%          $ 141.17                      --
EQ/Evergreen Omega ........................     Class B 0.00%          $  82.41                      20
EQ/Evergreen Omega ........................     Class B 0.60%          $  77.80                      65
EQ/Evergreen Omega ........................     Class B 0.80%          $  79.58                      --
EQ/Evergreen Omega ........................     Class B 0.90%          $  79.24                       5
EQ/FI Mid Cap .............................     Class A 0.00%          $ 156.23                      17
EQ/FI Mid Cap .............................     Class A 0.60%          $ 115.85                       1
EQ/FI Mid Cap .............................     Class B 0.00%          $ 101.82                      92
EQ/FI Mid Cap .............................     Class B 0.60%          $  99.80                     551
EQ/FI Mid Cap .............................     Class B 0.80%          $  99.13                       2
EQ/FI Mid Cap .............................     Class B 0.90%          $  98.80                      22

   The accompanying notes are an integral part of these financial statements.
                                      A-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/FI Small/Mid Cap Value ................     Class A 0.00%          $ 143.12                      19
EQ/FI Small/Mid Cap Value ................     Class A 0.60%          $ 107.10                       4
EQ/FI Small/Mid Cap Value ................     Class B 0.00%          $ 135.65                     162
EQ/FI Small/Mid Cap Value ................     Class B 0.60%          $ 126.58                      49
EQ/FI Small/Mid Cap Value ................     Class B 0.60%          $ 130.31                   1,018
EQ/FI Small/Mid Cap Value ................     Class B 0.80%          $ 128.57                       6
EQ/FI Small/Mid Cap Value ................     Class B 0.90%          $ 127.71                      81
EQ/J.P. Morgan Core Bond .................     Class A 0.00%          $ 105.93                      19
EQ/J.P. Morgan Core Bond .................     Class A 0.60%          $ 112.19                      --
EQ/J.P. Morgan Core Bond .................     Class B 0.60%          $ 133.66                      28
EQ/J.P. Morgan Core Bond .................     Class B 0.60%          $ 135.98                      48
EQ/J.P. Morgan Core Bond .................     Class B 0.90%          $ 133.77                      --
EQ/Janus Large Cap Growth ................     Class A 0.00%          $ 131.17                      --
EQ/Janus Large Cap Growth ................     Class A 0.60%          $  89.45                      --
EQ/Janus Large Cap Growth ................     Class B 0.00%          $  56.97                      59
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  55.84                     309
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  55.47                       1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  55.28                      14
EQ/Lazard Small Cap Value ................     Class A 0.00%          $ 150.91                       9
EQ/Lazard Small Cap Value ................     Class A 0.60%          $ 150.69                      --
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 162.76                      --
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 153.36                       6
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 157.51                      15
EQ/Lazard Small Cap Value ................     Class B 0.90%          $ 154.95                      --
EQ/Marsico Focus .........................     Class A 0.00%          $ 127.32                      28
EQ/Marsico Focus .........................     Class A 0.60%          $ 127.14                      --
EQ/Marsico Focus .........................     Class B 0.00%          $ 123.22                      80
EQ/Marsico Focus .........................     Class B 0.60%          $ 121.57                     428
EQ/Marsico Focus .........................     Class B 0.80%          $ 121.02                       2
EQ/Marsico Focus .........................     Class B 0.90%          $ 120.75                      30
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 149.21                      14
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 148.99                      --
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 200.36                     155
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 192.48                     589
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 125.87                      45
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 189.91                       5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 188.64                      51
EQ/Mercury International Value ...........     Class A 0.00%          $ 135.63                      14
EQ/Mercury International Value ...........     Class A 0.60%          $ 104.12                       1
EQ/Mercury International Value ...........     Class B 0.00%          $ 101.19                     145
EQ/Mercury International Value ...........     Class B 0.60%          $ 106.29                      11
EQ/Mercury International Value ...........     Class B 0.60%          $ 108.53                     552
EQ/Mercury International Value ...........     Class B 0.80%          $  97.70                       3
EQ/Mercury International Value ...........     Class B 0.90%          $ 106.76                      69
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 133.42                       6
EQ/MFS Emerging Growth Companies .........     Class A 0.60%          $  89.12                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.00%          $ 130.03                     151
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $  71.77                      92
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $ 124.91                   1,038
EQ/MFS Emerging Growth Companies .........     Class B 0.80%          $ 123.24                      10

   The accompanying notes are an integral part of these financial statements.
                                      A-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/MFS Emerging Growth Companies ...........     Class B 0.90%          $ 122.42                      67
EQ/MFS Investors Trust .....................     Class A 0.00%          $ 126.55                      --
EQ/MFS Investors Trust .....................     Class A 0.60%          $  95.39                      --
EQ/MFS Investors Trust .....................     Class B 0.00%          $  83.25                      15
EQ/MFS Investors Trust .....................     Class B 0.60%          $  80.99                      98
EQ/MFS Investors Trust .....................     Class B 0.80%          $  80.25                      --
EQ/MFS Investors Trust .....................     Class B 0.90%          $  79.88                      13
EQ/Money Market ............................     Class A 0.00%          $ 146.53                     687
EQ/Money Market ............................     Class A 0.60%          $ 222.36                     823
EQ/Money Market ............................     Class A 0.80%          $ 128.14                       4
EQ/Money Market ............................     Class A 0.90%          $ 143.25                     108
EQ/Money Market ............................     Class B 0.60%          $ 115.75                     703
EQ/Money Market ............................     Class B 0.90%          $ 113.86                      --
EQ/Putnam Growth & Income Value ............     Class A 0.00%          $ 138.60                      --
EQ/Putnam Growth & Income Value ............     Class B 0.00%          $ 132.10                      50
EQ/Putnam Growth & Income Value ............     Class B 0.60%          $  89.06                      26
EQ/Putnam Growth & Income Value ............     Class B 0.60%          $ 126.91                     171
EQ/Putnam Growth & Income Value ............     Class B 0.80%          $ 125.21                       2
EQ/Putnam Growth & Income Value ............     Class B 0.90%          $ 124.37                      18
EQ/Putnam Voyager ..........................     Class A 0.00%          $ 127.35                      --
EQ/Putnam Voyager ..........................     Class B 0.60%          $  68.73                       6
EQ/Putnam Voyager ..........................     Class B 0.60%          $  78.29                      19
EQ/Putnam Voyager ..........................     Class B 0.90%          $  77.01                      --
EQ/Small Company Index .....................     Class A 0.00%          $ 162.91                       7
EQ/Small Company Index .....................     Class A 0.60%          $ 143.50                      42
EQ/Small Company Index .....................     Class A 0.60%          $ 111.25                       3
EQ/Small Company Index .....................     Class B 0.60%          $ 127.41                       2
EQ/Small Company Index .....................     Class B 0.60%          $ 129.07                      18
EQ/Small Company Index .....................     Class B 0.80%          $ 143.06                      --
EQ/Small Company Index .....................     Class B 0.90%          $ 126.96                      --
EQ/Small Company Index .....................     Class B 0.90%          $ 142.96                       3
EQ/Technology ..............................     Class A 0.00%          $ 160.13                      --
EQ/Technology ..............................     Class B 0.00%          $  42.86                     144
EQ/Technology ..............................     Class B 0.60%          $  41.91                   1,037
EQ/Technology ..............................     Class B 0.80%          $  41.60                       4
EQ/Technology ..............................     Class B 0.90%          $  41.44                      49
Fidelity VIP Asset Manager: Growth .........     Class B 0.00%          $ 118.93                      10
Fidelity VIP Contrafund ....................     Class B 0.00%          $ 127.04                      23
Fidelity VIP Equity-Income .................     Class B 0.00%          $ 130.01                      20
Fidelity VIP Growth & Income ...............     Class B 0.00%          $ 117.50                      14
Fidelity VIP High Income ...................     Class B 0.00%          $ 114.31                      22
Fidelity VIP Investment Grade Bond .........     Class B 0.00%          $ 102.43                      36
Fidelity VIP Mid Cap .......................     Class B 0.00%          $ 143.96                      12
Fidelity VIP Value .........................     Class B 0.00%          $ 127.90                       7
Fidelity VIP Value Strategies ..............     Class B 0.00%          $ 154.26                      17

   The accompanying notes are an integral part of these financial statements.
                                      A-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
MFS Mid Cap Growth ................     Class A 0.60%          $ 106.65                     1
PEA Renaissance ...................     Class A 0.00%          $ 188.48                    27
PEA Renaissance ...................     Class A 0.60%          $ 160.83                    34
PEA Renaissance ...................     Class A 0.60%          $ 136.30                     1
PEA Renaissance ...................     Class A 0.80%          $ 160.61                    --
PEA Renaissance ...................     Class A 0.90%          $ 160.50                     3
PIMCO Total Return ................     Class A 0.60%          $ 110.16                     1
U.S. Real Estate ..................     Class A 0.00%          $ 144.52                    57
U.S. Real Estate ..................     Class A 0.60%          $ 129.19                    31
U.S. Real Estate ..................     Class A 0.80%          $ 129.01                    --
U.S. Real Estate ..................     Class A 0.90%          $ 128.93                     3
Vanguard VIF Equity Index .........     Class A 0.60%          $  98.77                     9


   The accompanying notes are an integral part of these financial statements.
                                      A-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (i)    Allocation (i)        Allocation (i)
                                                   ---------------- ------------------ -----------------------
                                                         2003              2003                  2003
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 2,871            $459                 $2,192
 Expenses:
  Mortality and expense risk charges .............          174              24                    116
                                                        -------            ----                 ------
Net Investment Income (Loss) .....................        2,697             435                  2,076
                                                        -------            ----                 ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        3,333              83                    436
  Realized gain distribution from The Trusts .....           --              --                     --
                                                        -------            ----                 ------
 Net realized gain (loss) ........................        3,333              83                    436
                                                        -------            ----                 ------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,782              16                  2,052
                                                        -------            ----                 ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       13,115              99                  2,488
                                                        -------            ----                 ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $15,812            $534                 $4,564
                                                        =======            ====                 ======



                                                                       AXA Moderate                      AXA Moderate-Plus
                                                                        Allocation                         Allocation (i)
                                                   ---------------------------------------------------- -------------------
                                                         2003              2002              2001               2003
                                                   ---------------- ------------------ ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 32,512,787     $   16,274,937    $  18,337,028         $ 8,261
 Expenses:
  Mortality and expense risk charges .............      7,938,348          4,161,177        3,720,250             635
                                                     ------------     --------------    -------------         -------
Net Investment Income (Loss) .....................     24,574,439         12,113,760       14,616,778           7,626
                                                     ------------     --------------    -------------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (417,569)       (73,919,467)      (7,624,110)             47
  Realized gain distribution from The Trusts .....             --                 --               --              --
                                                     ------------     --------------    -------------         -------
 Net realized gain (loss) ........................       (417,569)       (73,919,467)      (7,624,110)             47
                                                     ------------     --------------    -------------         -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    208,496,236        (47,302,906)     (31,738,236)         34,010
                                                     ------------     --------------    -------------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    208,078,667       (121,222,373)     (39,362,346)         34,057
                                                     ------------     --------------    -------------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $232,653,106     $ (109,108,613)   $ (24,745,568)        $41,683
                                                     ============     ==============    =============         =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     AXA Premier VIP
                                                                    Aggressive Equity
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   --------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $       63,335    $    3,459,227
 Expenses:
  Mortality and expense risk charges .............      2,502,472        2,736,010         3,763,915
                                                    -------------   --------------    --------------
Net Investment Income (Loss) .....................     (2,502,472)      (2,672,675)         (304,688)
                                                    -------------   --------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (12,236,585)     (59,641,031)     (212,487,401)
  Realized gain distribution from The Trusts .....                              --                --
                                                    -------------   --------------    --------------
 Net realized gain (loss) ........................    (12,236,585)     (59,641,031)     (212,487,401)
                                                    -------------   --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    155,648,109     (105,197,028)        3,263,156
                                                    -------------   --------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    143,411,524     (164,838,059)     (209,224,245)
                                                    -------------   --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 140,909,052   $ (167,510,734)   $ (209,528,933)
                                                    =============   ==============    ==============


                                                        AXA Premier VIP           AXA Premier VIP
                                                         Core Bond (e)            Health Care (e)
                                                   ------------------------- --------------------------
                                                        2003         2002        2003          2002
                                                   ------------- ----------- ------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $1,140,522    $420,336    $   96,313    $      --
 Expenses:
  Mortality and expense risk charges .............     157,141      30,415        27,721        6,461
                                                    ----------    --------    ----------    ---------
Net Investment Income (Loss) .....................     983,381     389,921        68,592       (6,461)
                                                    ----------    --------    ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     170,271      66,068       198,489      (61,765)
  Realized gain distribution from The Trusts .....         100          --           530           --
                                                    ----------    --------    ----------    ---------
 Net realized gain (loss) ........................     170,371      66,068       199,019      (61,765)
                                                    ----------    --------    ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (201,692)    118,318     1,168,545      (27,114)
                                                    ----------    --------    ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (31,321)    184,386     1,367,564      (88,879)
                                                    ----------    --------    ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  952,060    $574,307    $1,436,156    $ (95,340)
                                                    ==========    ========    ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   AXA Premier VIP
                                                                     High Yield
                                                   -----------------------------------------------
                                                        2003           2002             2001
                                                   ------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 9,929,827   $  11,321,068    $   11,845,816
 Expenses:
  Mortality and expense risk charges .............      790,726         639,984           663,565
                                                    -----------   -------------    --------------
Net Investment Income (Loss) .....................    9,139,101      10,681,084        11,182,251
                                                    -----------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      599,730     (14,071,175)      (19,177,544)
  Realized gain distribution from The Trusts .....           --              --                --
                                                    -----------   -------------    --------------
 Net realized gain (loss) ........................      599,730     (14,071,175)      (19,177,544)
                                                    -----------   -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   20,725,848        (252,884)        8,741,806
                                                    -----------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   21,325,578     (14,324,059)      (10,435,738)
                                                    -----------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $30,464,679   $  (3,642,975)   $      746,513
                                                    ===========   =============    ==============


                                                      AXA Premier VIP        AXA Premier VIP
                                                    International Equity  Large Cap Core Equity
                                                            (e)                    (e)
                                                   ---------------------- ---------------------
                                                      2003        2002        2003       2002
                                                   ---------- ----------- ----------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 23,392   $     --    $  3,606    $   25
 Expenses:
  Mortality and expense risk charges .............     4,044        135       2,186         7
                                                    --------   --------    --------    ------
Net Investment Income (Loss) .....................    19,348       (135)      1,420        18
                                                    --------   --------    --------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,403     (1,759)     20,389        --
  Realized gain distribution from The Trusts .....        --         --          --        --
                                                    --------   --------    --------    ------
 Net realized gain (loss) ........................    12,403     (1,759)     20,389        --
                                                    --------   --------    --------    ------
 Change in unrealized appreciation
  (depreciation) of investments ..................   455,052     (1,906)    150,285      (397)
                                                    --------   --------    --------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   467,455     (3,665)    170,674      (397)
                                                    --------   --------    --------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $486,803   $ (3,800)   $172,094    $ (379)
                                                    ========   ========    ========    ======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Premier VIP        AXA Premier VIP
                                                    Large Cap Growth (e)    Large Cap Value (e)
                                                   ----------------------- ----------------------
                                                       2003        2002       2003        2002
                                                   ----------- ----------- ---------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     --    $     --    $ 54,985   $    973
 Expenses:
  Mortality and expense risk charges .............     9,390         133       5,411        275
                                                    --------    --------    --------   --------
Net Investment Income (Loss) .....................    (9,930)       (133)     49,574        698
                                                    --------    --------    --------   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   110,054        (116)     33,880        654
  Realized gain distribution from The Trusts .....        --          --          --         --
                                                    --------    --------    --------   --------
 Net realized gain (loss) ........................   110,054        (116)     33,880        654
                                                    --------    --------    --------   --------
 Change in unrealized appreciation
  (depreciation) of investments ..................   394,490      (4,016)    321,233     (2,971)
                                                    --------    --------    --------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   504,544      (4,132)    355,113     (2,317)
                                                    --------    --------    --------   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $495,154    $ (4,265)   $404,687   $ (1,619)
                                                    ========    ========    ========   ========



                                                       AXA Premier VIP           AXA Premier VIP
                                                   Small/Mid Cap Growth(e)    Small/Mid Cap Value (e)
                                                   ---------------------- ----------------------------
                                                      2003        2002         2003          2002
                                                   ---------- ----------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 80,629   $     --    $   58,907     $       --
 Expenses:
  Mortality and expense risk charges .............    10,298        133        64,546         12,312
                                                    --------   --------    ----------     ----------
Net Investment Income (Loss) .....................    70,331       (133)       (5,639)       (12,312)
                                                    --------   --------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   192,352       (519)      876,299       (368,050)
  Realized gain distribution from The Trusts .....    10,716         --        69,152             --
                                                    --------   --------    ----------     ----------
 Net realized gain (loss) ........................   203,068       (519)      945,451       (368,050)
                                                    --------   --------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   457,654     (1,413)    4,000,286       (101,311)
                                                    --------   --------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   660,722     (1,932)    4,945,737       (469,361)
                                                    --------   --------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $731,053   $ (2,065)   $4,940,098     $ (481,673)
                                                    ========   ========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA Rosenberg
                                                       AXA Premier VIP          VIT Value
                                                       Technology (e)       Long/Short Equity     Davis Value (f)
                                                   ----------------------- ------------------- ---------------------
                                                       2003        2002            2003           2003       2002
                                                   ----------- ----------- ------------------- --------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $193,807    $     --        $      --       $ 3,353    $ 120
 Expenses:
  Mortality and expense risk charges .............    11,461          40            6,974           754       15
                                                    --------    --------        ---------       -------    ------
Net Investment Income (Loss) .....................   182,346         (40)          (6,974)        2,599      105
                                                    --------    --------        ---------       -------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   104,716        (513)         (37,493)        1,656       (4)
  Realized gain distribution from The Trusts .....         7          --               --            --       --
                                                    --------    --------        ---------       -------    -------
 Net realized gain (loss) ........................   104,723        (513)         (37,493)        1,656       (4)
                                                    --------    --------        ---------       -------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................   392,166      (5,029)         (15,109)       37,531     (168)
                                                    --------    --------        ---------       -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   496,889      (5,542)         (52,602)       39,187     (172)
                                                    --------    --------        ---------       -------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $679,235    $ (5,582)       $ (59,576)      $41,786    $ (67)
                                                    ========    ========        =========       =======    =======


                                                                 EQ/Alliance Common Stock
                                                   -----------------------------------------------------
                                                         2003              2002               2001
                                                   ---------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  32,747,758     $      998,921    $   66,366,976
 Expenses:
  Mortality and expense risk charges .............     10,774,949         11,182,451        16,024,667
                                                    -------------     --------------    --------------
Net Investment Income (Loss) .....................     21,972,809        (10,183,530)       50,342,309
                                                    -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (98,013,729)      (282,690,026)     (102,598,622)
  Realized gain distribution from The Trusts .....             --                 --         3,428,990
                                                    -------------     --------------    --------------
 Net realized gain (loss) ........................    (98,013,729)      (282,690,026)      (99,169,632)
                                                    -------------     --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    829,623,818       (562,599,358)     (277,010,784)
                                                    -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    731,610,089       (845,289,384)     (376,180,416)
                                                    -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 753,582,898     $ (855,472,914)   $ (325,838,107)
                                                    =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Growth and Income
                                                   -------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    4,867,999   $   5,048,679    $   3,584,835
 Expenses:
  Mortality and expense risk charges .............       1,995,614       1,955,357        1,879,561
                                                    --------------   -------------    -------------
Net Investment Income (Loss) .....................       2,872,385       3,093,322        1,705,274
                                                    --------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (10,016,865)    (12,331,969)      (9,356,403)
  Realized gain distribution from The Trusts .....              --              --       15,642,007
                                                    --------------   -------------    -------------
 Net realized gain (loss) ........................     (10,016,865)    (12,331,969)       6,285,604
                                                    --------------   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     105,430,090     (79,684,492)     (14,338,526)
                                                    --------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      95,413,225     (92,016,461)      (8,052,922)
                                                    --------------   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   98,285,610   $ (88,923,139)   $  (6,347,648)
                                                    ==============   =============    =============


                                                       EQ/Alliance Intermediate Government
                                                                   Securities
                                                   -------------------------------------------
                                                         2003           2002          2001
                                                   --------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   7,868,505   $ 8,212,241   $4,259,499
 Expenses:
  Mortality and expense risk charges .............        761,468       422,617      252,420
                                                    -------------   -----------   ----------
Net Investment Income (Loss) .....................      7,107,037     7,789,624    4,007,079
                                                    -------------   -----------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,750,469     3,211,141    1,290,483
  Realized gain distribution from The Trusts .....         69,614       223,853           --
                                                    -------------   -----------   ----------
 Net realized gain (loss) ........................      2,820,083     3,434,994    1,290,483
                                                    -------------   -----------   ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (5,661,973)    1,872,609    1,797,986
                                                    -------------   -----------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,841,890)    5,307,603    3,088,469
                                                    -------------   -----------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,265,147   $13,097,227   $7,095,548
                                                    =============   ===========   ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Alliance International
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   --------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,384,605     $          --     $   1,012,415
 Expenses:
  Mortality and expense risk charges .............     2,396,400           512,469           324,908
                                                    ------------     -------------     -------------
Net Investment Income (Loss) .....................     5,988,205          (512,469)          687,507
                                                    ------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,479,090)       (7,215,832)       (8,267,592)
  Realized gain distribution from The Trusts .....            --                --           262,362
                                                    ------------     -------------     -------------
 Net realized gain (loss) ........................    (1,479,090)       (7,215,832)       (8,005,230)
                                                    ------------     -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   125,782,343        (8,098,384)       (9,474,456)
                                                    ------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   124,303,253       (15,314,216)      (17,479,686)
                                                    ------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $130,291,458     $ (15,826,685)    $ (16,792,179)
                                                    ============     =============     =============


                                                               EQ/Alliance Premier Growth
                                                   --------------------------------------------------
                                                         2003            2002              2001
                                                   --------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $          --    $        9,667
 Expenses:
  Mortality and expense risk charges .............       488,466          533,187           955,890
                                                    ------------    -------------    --------------
Net Investment Income (Loss) .....................      (488,466)        (533,187)         (946,223)
                                                    ------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (5,919,173)     (12,440,696)     (127,060,769)
  Realized gain distribution from The Trusts .....            --               --                --
                                                    ------------    -------------    --------------
 Net realized gain (loss) ........................    (5,919,173)     (12,440,696)     (127,060,769)
                                                    ------------    -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    23,984,232      (23,255,572)       66,507,612
                                                    ------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    18,065,059      (35,696,268)      (60,553,157)
                                                    ------------    -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 17,576,593    $ (36,229,455)   $  (61,499,380)
                                                    ============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Quality Bond
                                                   ---------------------------------------------
                                                         2003           2002           2001
                                                   --------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   4,429,515   $ 6,403,317   $  7,364,252
 Expenses:
  Mortality and expense risk charges .............        769,108       675,800        885,373
                                                    -------------   -----------   ------------
Net Investment Income (Loss) .....................      3,660,407     5,727,517      6,478,879
                                                    -------------   -----------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,360,779     2,376,449     16,218,499
  Realized gain distribution from The Trusts .....        489,182       266,874             --
                                                    -------------   -----------   ------------
 Net realized gain (loss) ........................      3,849,961     2,643,323     16,218,499
                                                    -------------   -----------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,010,661)    3,131,824     (6,369,381)
                                                    -------------   -----------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,839,300     5,775,147      9,849,118
                                                    -------------   -----------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,499,707   $11,502,664   $ 16,327,997
                                                    =============   ===========   ============


                                                             EQ/Alliance Small Cap Growth
                                                   -------------------------------------------------
                                                         2003            2002             2001
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $          --    $   1,582,483
 Expenses:
  Mortality and expense risk charges .............       754,298          706,838          753,493
                                                    ------------    -------------    -------------
Net Investment Income (Loss) .....................      (754,298)        (706,838)         828,990
                                                    ------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,849,200)     (10,597,509)     (29,857,146)
  Realized gain distribution from The Trusts .....            --               --          647,769
                                                    ------------    -------------    -------------
 Net realized gain (loss) ........................    (3,849,200)     (10,597,509)     (29,209,377)
                                                    ------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    54,131,901      (37,690,401)      10,471,452
                                                    ------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    50,282,701      (48,287,876)     (18,737,925)
                                                    ------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 49,528,403    $ (48,994,748)   $ (17,908,935)
                                                    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Bernstein Diversified Value
                                                   -------------------------------------------------
                                                         2003             2002             2001
                                                   --------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  1,873,586     $   1,460,845    $     717,948
 Expenses:
  Mortality and expense risk charges .............       667,973           496,813          236,038
                                                    ------------     -------------    -------------
Net Investment Income (Loss) .....................     1,205,613           964,032          481,910
                                                    ------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,716,205)       (1,010,461)        (429,986)
  Realized gain distribution from The Trusts .....            --                --        1,424,280
                                                    ------------     -------------    -------------
 Net realized gain (loss) ........................    (1,716,205)       (1,010,461)         994,294
                                                    ------------     -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    34,423,648       (15,360,826)      (2,419,314)
                                                    ------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    32,707,443       (16,371,287)      (1,425,020)
                                                    ------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 33,913,056     $ (15,407,255)   $    (943,110)
                                                    ============     =============    =============


                                                    EQ/Calvert Socially
                                                      Responsible (e)        EQ/Capital Guardian International
                                                   --------------------- -----------------------------------------
                                                       2003       2002       2003          2002          2001
                                                   ------------ -------- ------------ ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   --      $  --    $  26,511    $   18,585     $   10,401
 Expenses:
  Mortality and expense risk charges .............         3       (28)      10,998         6,803          3,279
                                                     --------    -----    ---------    ----------     ----------
Net Investment Income (Loss) .....................        (3)       28       15,513        11,782          7,122
                                                     ---------   -----    ---------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         5        --      (29,722)     (102,617)       (15,224)
  Realized gain distribution from The Trusts .....        --        --           --            --             --
                                                     --------    -----    ---------    ----------     ----------
 Net realized gain (loss) ........................         5        --      (29,722)     (102,617)       (15,224)
                                                     --------    -----    ---------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    14,513       844      602,982      (120,182)       (92,323)
                                                     --------    -----    ---------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    14,518       844      573,260      (222,799)      (107,547)
                                                     --------    -----    ---------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $14,515     $ 872    $ 588,773    $ (211,017)    $ (100,425)
                                                     ========    =====    =========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Capital Guardian Research
                                                   -------------------------------------------
                                                        2003            2002          2001
                                                   -------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   280,762    $    113,649    $   15,176
 Expenses:
  Mortality and expense risk charges .............      317,214          71,239        21,187
                                                    -----------    ------------    ----------
Net Investment Income (Loss) .....................      (36,452)         42,410        (6,011)
                                                    -----------    ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (51,548)     (1,282,242)      (96,597)
  Realized gain distribution from The Trusts .....           --              --            --
                                                    -----------    ------------    ----------
 Net realized gain (loss) ........................      (51,548)     (1,282,242)      (96,597)
                                                    -----------    ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   17,301,615      (4,103,762)      105,383
                                                    -----------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   17,250,067      (5,386,004)        8,786
                                                    -----------    ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $17,213,615    $ (5,343,594)   $    2,775
                                                    ===========    ============    ==========


                                                         EQ/Capital Guardian U.S. Equity
                                                   --------------------------------------------
                                                         2003            2002          2001
                                                   --------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   122,471    $     90,926    $  24,798
 Expenses:
  Mortality and expense risk charges .............       184,420          90,310       21,388
                                                     -----------    ------------    ---------
Net Investment Income (Loss) .....................       (61,949)            616        3,410
                                                     -----------    ------------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (331,165)     (1,685,469)     (56,949)
  Realized gain distribution from The Trusts .....             -              --           --
                                                     -----------    ------------    ---------
 Net realized gain (loss) ........................      (331,165)     (1,685,469)     (56,949)
                                                     -----------    ------------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    11,128,907      (2,434,159)     154,385
                                                     -----------    ------------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    10,797,742      (4,119,628)      97,436
                                                     -----------    ------------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $10,735,793    $ (4,119,012)   $ 100,846
                                                     ===========    ============    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Emerging Markets Equity
                                                   ------------------------------------------------
                                                         2003            2002            2001
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    426,668    $         --    $          --
 Expenses:
  Mortality and expense risk charges .............       247,352         201,686          164,902
                                                    ------------    ------------    -------------
Net Investment Income (Loss) .....................       179,316        (201,686)        (164,902)
                                                    ------------    ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,422,158)     (7,917,528)     (15,753,531)
  Realized gain distribution from The Trusts .....            --              --           53,866
                                                    ------------    ------------    -------------
 Net realized gain (loss) ........................    (1,422,158)     (7,917,528)     (15,699,665)
                                                    ------------    ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    23,947,240       4,148,601       13,760,152
                                                    ------------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    22,525,082      (3,768,927)      (1,939,513)
                                                    ------------    ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 22,704,398    $ (3,970,613)   $  (2,104,415)
                                                    ============    ============    =============


                                                                   EQ/Equity 500 Index
                                                   ----------------------------------------------------
                                                         2003              2002              2001
                                                   ---------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   8,782,191     $    6,541,883    $   6,734,669
 Expenses:
  Mortality and expense risk charges .............      2,885,888          2,891,986        3,292,002
                                                    -------------     --------------    -------------
Net Investment Income (Loss) .....................      5,896,303          3,649,897        3,442,667
                                                    -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (13,382,753)       (29,124,066)     (50,673,179)
  Realized gain distribution from The Trusts .....             --            504,613          330,459
                                                    -------------     --------------    -------------
 Net realized gain (loss) ........................    (13,382,753)       (28,619,453)     (50,342,720)
                                                    -------------     --------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    149,731,680       (123,537,945)     (34,420,555)
                                                    -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    136,348,927       (152,157,398)     (84,763,275)
                                                    -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 142,245,230     $ (148,507,501)   $ (81,320,608)
                                                    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Evergreen Omega
                                                   ------------------------------------------
                                                        2003           2002          2001
                                                   -------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $       --    $       --    $      110
 Expenses:
  Mortality and expense risk charges .............       18,089         7,489         4,270
                                                     ----------    ----------    ----------
Net Investment Income (Loss) .....................      (18,089)       (7,489)       (4,160)
                                                     ----------    ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       72,805      (279,818)           --
  Realized gain distribution from The Trusts .....           --            --       (39,991)
                                                     ----------    ----------    ----------
 Net realized gain (loss) ........................       72,805      (279,818)      (39,991)
                                                     ----------    ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,133,755      (223,025)      (69,937)
                                                     ----------    ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,206,560      (502,843)     (109,928)
                                                     ----------    ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,188,471    $ (510,332)   $ (114,088)
                                                     ==========    ==========    ==========


                                                                   EQ/FI Mid Cap
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $        --    $      3,764     $   21,223
 Expenses:
  Mortality and expense risk charges .............       239,968         130,451         44,269
                                                     -----------    ------------     ----------
Net Investment Income (Loss) .....................      (239,968)       (126,687)       (23,046)
                                                     -----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       677,627      (1,266,831)      (487,515)
  Realized gain distribution from The Trusts .....            --              --             --
                                                     -----------    ------------     ----------
 Net realized gain (loss) ........................       677,627      (1,266,831)      (487,515)
                                                     -----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    17,157,921      (3,581,242)       115,983
                                                     -----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,835,548      (4,848,073)      (371,532)
                                                     -----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,595,580    $ (4,974,760)    $ (394,578)
                                                     ===========    ============     ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/FI Small/Mid Cap Value
                                                   ----------------------------------------------
                                                         2003            2002            2001
                                                   --------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   563,971    $     648,299    $  400,316
 Expenses:
  Mortality and expense risk charges .............       754,660          595,561       275,246
                                                     -----------    -------------    ----------
Net Investment Income (Loss) .....................      (190,689)          52,738       125,070
                                                     -----------    -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (841,789)          (6,499)      138,857
  Realized gain distribution from The Trusts .....            --               --            --
                                                     -----------    -------------    ----------
 Net realized gain (loss) ........................      (841,789)          (6,499)      138,857
                                                     -----------    -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    43,232,206      (21,524,362)    2,231,073
                                                     -----------    -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    42,390,417      (21,530,861)    2,369,930
                                                     -----------    -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $42,199,728    $ (21,478,123)   $2,495,000
                                                     ===========    =============    ==========


                                                         EQ/J.P. Morgan Core Bond
                                                   -------------------------------------
                                                        2003         2002        2001
                                                   ------------- ----------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   419,724   $534,940    $ 180,944
 Expenses:
  Mortality and expense risk charges .............       68,021     58,641       14,358
                                                    -----------   --------    ---------
Net Investment Income (Loss) .....................      351,703    476,299      166,586
                                                    -----------   --------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      116,974     50,363       25,154
  Realized gain distribution from The Trusts .....           --     68,611       45,303
                                                    -----------   --------    ---------
 Net realized gain (loss) ........................      116,974    118,974       70,457
                                                    -----------   --------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (139,010)   284,742      (95,335)
                                                    -----------   --------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (22,036)   403,716      (24,878)
                                                    -----------   --------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   329,667   $880,015    $ 141,708
                                                    ===========   ========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Janus Large Cap Growth
                                                   -----------------------------------------------
                                                         2003            2002            2001
                                                   --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $         --    $      1,409
 Expenses:
  Mortality and expense risk charges .............         98,193         79,582          45,823
                                                    -------------   ------------    ------------
Net Investment Income (Loss) .....................        (98,193)       (79,582)        (44,414)
                                                    -------------   ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,023,242)    (1,611,929)     (1,095,410)
  Realized gain distribution from The Trusts .....             --             --              --
                                                    -------------   ------------    ------------
 Net realized gain (loss) ........................     (2,023,242)    (1,611,929)     (1,095,410)
                                                    -------------   ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,526,985     (4,044,944)     (1,003,017)
                                                    -------------   ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      4,503,743     (5,656,873)     (2,098,427)
                                                    -------------   ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,405,550   $ (5,736,455)   $ (2,142,841)
                                                    =============   ============    ============


                                                          EQ/Lazard Small Cap Value
                                                   ---------------------------------------
                                                        2003           2002        2001
                                                   -------------- ------------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   36,291    $   18,020    $ 69,440
 Expenses:
  Mortality and expense risk charges .............       17,204        13,908       4,612
                                                     ----------    ----------    --------
Net Investment Income (Loss) .....................   $   19,087         4,112      64,828
                                                     ----------    ----------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (21,834)       12,285      24,927
  Realized gain distribution from The Trusts .....        8,806        18,365     112,835
                                                     ----------    ----------    --------
 Net realized gain (loss) ........................      (13,028)       30,650     137,762
                                                     ----------    ----------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,164,092      (376,866)     20,327
                                                     ----------    ----------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,151,064      (346,216)    158,089
                                                     ----------    ----------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,170,151    $ (342,104)   $222,917
                                                     ==========    ==========    ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Marsico Focus (c)
                                                   -----------------------------------------
                                                         2003            2002         2001
                                                   --------------- --------------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $        --    $      4,552    $   --
 Expenses:
  Mortality and expense risk charges .............       232,688          45,829       365
                                                     -----------    ------------    ------
Net Investment Income (Loss) .....................      (232,688)        (41,277)     (365)
                                                     -----------    ------------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (67,734)       (259,061)      159
  Realized gain distribution from The Trusts .....            --              --        --
                                                     -----------    ------------    ------
 Net realized gain (loss) ........................       (67,734)       (259,061)      159
                                                     -----------    ------------    ------
 Change in unrealized appreciation
  (depreciation) of investments ..................    12,439,522      (1,429,037)    8,459
                                                     -----------    ------------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    12,371,788      (1,688,098)    8,618
                                                     -----------    ------------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $12,139,100    $ (1,729,375)   $8,253
                                                     ===========    ============    ======


                                                            EQ/Mercury Basic Value Equity
                                                   -----------------------------------------------
                                                         2003             2002            2001
                                                   --------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    736,702     $   1,270,427    $2,910,068
 Expenses:
  Mortality and expense risk charges .............       664,478           567,200       370,568
                                                    ------------     -------------    ----------
Net Investment Income (Loss) .....................        72,224           703,227     2,539,500
                                                    ------------     -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,723,662)       (1,781,633)      164,816
  Realized gain distribution from The Trusts .....            --           671,859     2,018,991
                                                    ------------     -------------    ----------
 Net realized gain (loss) ........................    (1,723,662)       (1,109,774)    2,183,807
                                                    ------------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    38,812,253       (21,147,465)     (467,046)
                                                    ------------     -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    37,088,591       (22,257,239)    1,716,761
                                                    ------------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 37,160,815     $ (21,554,012)   $4,256,261
                                                    ============     =============    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury International Value
                                                   -----------------------------------------------
                                                         2003             2002            2001
                                                   --------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,715,234     $     419,738    $   16,774
 Expenses:
  Mortality and expense risk charges .............       363,935           210,559        10,235
                                                     -----------     -------------    ----------
Net Investment Income (Loss) .....................     1,351,299           209,179         6,539
                                                     -----------     -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (988,834)       (1,892,139)     (213,457)
  Realized gain distribution from The Trusts .....            --                --           152
                                                     -----------     -------------    ----------
 Net realized gain (loss) ........................      (988,834)       (1,892,139)     (213,305)
                                                     -----------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    18,373,517        (9,674,470)     (127,410)
                                                     -----------     -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,384,683       (11,566,609)     (340,715)
                                                     -----------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $18,735,982     $ (11,357,430)   $ (334,176)
                                                     ===========     =============    ==========


                                                            EQ/MFS Emerging Growth Companies
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --   $          --    $       56,327
 Expenses:
  Mortality and expense risk charges .............         809,076         911,294         1,308,762
                                                    --------------   -------------    --------------
Net Investment Income (Loss) .....................        (809,076)       (911,294)       (1,252,435)
                                                    --------------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (17,387,668)    (54,691,176)      (79,597,391)
  Realized gain distribution from The Trusts .....              --              --                --
                                                    --------------   -------------    --------------
 Net realized gain (loss) ........................     (17,387,668)    (54,691,176)      (79,597,391)
                                                    --------------   -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      55,299,579     (18,607,153)      (29,752,357)
                                                    --------------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      37,911,911     (73,298,329)     (109,349,748)
                                                    --------------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   37,102,835   $ (74,209,623)   $ (110,602,183)
                                                    ==============   =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/MFS Investors Trust
                                                   --------------------------------------------
                                                        2003           2002           2001
                                                   ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   56,772    $     38,842     $   17,243
 Expenses:
  Mortality and expense risk charges .............      45,480          30,462         17,100
                                                    ----------    ------------     ----------
Net Investment Income (Loss) .....................      11,292           8,380            143
                                                    ----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (204,383)       (561,412)       (95,215)
  Realized gain distribution from The Trusts .....                          --             --
                                                    ----------    ------------     ----------
 Net realized gain (loss) ........................    (204,383)       (561,412)       (95,215)
                                                    ----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   1,858,590        (729,555)      (389,623)
                                                    ----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,654,207      (1,290,967)      (484,838)
                                                    ----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,665,499    $ (1,282,587)    $ (484,695)
                                                    ==========    ============     ==========


                                                                  EQ/Money Market
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,407,007   $   6,529,434   $ 14,248,528
 Expenses:
  Mortality and expense risk charges .............      2,066,858       2,317,641      2,107,718
                                                    -------------   -------------   ------------
Net Investment Income (Loss) .....................      1,340,149       4,211,793     12,140,810
                                                    -------------   -------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,217,067)     (5,188,291)    (1,312,388)
  Realized gain distribution from The Trusts .....              -              --             --
                                                    -------------   -------------   ------------
 Net realized gain (loss) ........................     (1,217,067)     (5,188,291)    (1,312,388)
                                                    -------------   -------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,228,788       5,378,377      2,210,091
                                                    -------------   -------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         11,721         190,086        897,703
                                                    -------------   -------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,351,870   $   4,401,879   $ 13,038,513
                                                    =============   =============   ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Putnam Growth & Income Value
                                                   ---------------------------------------------
                                                        2003           2002            2001
                                                   ------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  403,638    $    401,563    $    271,562
 Expenses:
  Mortality and expense risk charges .............     145,248         141,789         133,534
                                                    ----------    ------------    ------------
Net Investment Income (Loss) .....................     258,390         259,774         138,028
                                                    ----------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (966,987)     (1,298,427)       (289,234)
  Realized gain distribution from The Trusts .....          --              --              --
                                                    ----------    ------------    ------------
 Net realized gain (loss) ........................    (966,987)     (1,298,427)       (289,234)
                                                    ----------    ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   7,654,314      (5,081,256)     (1,766,064)
                                                    ----------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   6,687,327      (6,379,683)     (2,055,298)
                                                    ----------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $6,945,717    $ (6,119,909)   $ (1,917,270)
                                                    ==========    ============    ============


                                                               EQ/PutnamVoyager
                                                   -----------------------------------------
                                                        2003          2002          2001
                                                   ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     2,536   $    1,952    $       --
 Expenses:
  Mortality and expense risk charges .............        9,796        8,743         6,498
                                                    -----------   ----------    ----------
Net Investment Income (Loss) .....................       (7,260)      (6,791)       (6,498)
                                                    -----------   ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (130,523)    (180,020)      (90,894)
  Realized gain distribution from The Trusts .....           --           --            --
                                                    -----------   ----------    ----------
 Net realized gain (loss) ........................     (130,523)    (180,020)      (90,894)
                                                    -----------   ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      514,584     (264,798)     (153,864)
                                                    -----------   ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      384,061     (444,818)     (244,758)
                                                    -----------   ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   376,801   $ (451,609)   $ (251,256)
                                                    ===========   ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Small Company Index
                                                   ---------------------------------------
                                                       2003          2002          2001
                                                   ------------ -------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   38,349    $    4,080    $  3,038
 Expenses:
  Mortality and expense risk charges .............      16,687         4,103       1,415
                                                    ----------    ----------    --------
Net Investment Income (Loss) .....................      21,662           (23)      1,623
                                                    ----------    ----------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     259,217       (40,343)     (5,895)
  Realized gain distribution from The Trusts .....          --            --         260
                                                    ----------    ----------    --------
 Net realized gain (loss) ........................     259,217       (40,343)     (5,635)
                                                    ----------    ----------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     839,581      (148,885)     38,966
                                                    ----------    ----------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,098,798      (189,228)     33,331
                                                    ----------    ----------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,120,461    $ (189,251)   $ 34,954
                                                    ==========    ==========    ========


                                                                                                       Fidelity VIP Asset
                                                                     EQ/Technology                     Manager: Growth (h)
                                                   -------------------------------------------------- --------------------
                                                         2003             2002             2001               2003
                                                   --------------- ----------------- ---------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $          --    $       5,346         $     --
 Expenses:
  Mortality and expense risk charges .............       232,593           204,177          221,007               --
                                                    ------------     -------------    -------------         --------
Net Investment Income (Loss) .....................      (232,593)         (204,177)        (215,661)              --
                                                    ------------     -------------    -------------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,667,713)       (6,118,506)     (18,298,009)           5,903
  Realized gain distribution from The Trusts .....            --                --               --               --
                                                    ------------     -------------    -------------         --------
 Net realized gain (loss) ........................    (3,667,713)       (6,118,506)      18,298,009            5,903
                                                    ------------     -------------    -------------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    18,909,006       (13,818,767)       7,601,879          102,299
                                                    ------------     -------------    -------------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    15,241,293       (19,937,273)     (10,696,130)         108,202
                                                    ------------     -------------    -------------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 15,008,700     $ (20,141,450)   $ (10,911,791)        $108,202
                                                    ============     =============    =============         ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Fidelity VIP       Fidelity VIP         Fidelity VIP
                                                    Contrafund (h)   Equity-Income (h)   Growth & Income (h)
                                                   ---------------- ------------------- ---------------------
                                                         2003               2003                 2003
                                                   ---------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     --           $     --             $     --
 Expenses:
  Mortality and expense risk charges .............           --                 --                   --
                                                       --------           --------             --------
Net Investment Income (Loss) .....................           --                 --                   --
                                                       --------           --------             --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       13,868             65,954               10,891
  Realized gain distribution from The Trusts .....           --                 --                   --
                                                       --------           --------             --------
 Net realized gain (loss) ........................       13,868             65,954               10,891
                                                       --------           --------             --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      315,370            311,516              132,444
                                                       --------           --------             --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      329,238            377,470              143,335
                                                       --------           --------             --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $329,238           $377,470             $143,335
                                                       ========           ========             ========


                                                      Fidelity VIP           Fidelity VIP         Fidelity VIP   Fidelity VIP
                                                    High Income (h)   Investment Grade Bond (h)    Mid Cap (h)     Value (h)
                                                   ----------------- --------------------------- -------------- --------------
                                                          2003                   2003                 2003           2003
                                                   ----------------- --------------------------- -------------- --------------
Income and Expenses: Investment Income:
  Dividends from The Trusts ......................      $     --             $       --             $     --        $ 2,589
 Expenses:
  Mortality and expense risk charges .............            --                     --                   --             --
                                                        --------             ----------             --------        -------
Net Investment Income (Loss) .....................            --                     --                   --          2,589
                                                        --------             ----------             --------        -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         5,913                (29,542)               7,198          9,875
  Realized gain distribution from The Trusts .....            --                     --                   --             --
                                                        --------             ----------             --------        -------
 Net realized gain (loss) ........................         5,913                (29,542)               7,198          9,875
                                                        --------             ----------             --------        -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       113,927                 81,467              166,833         52,233
                                                        --------             ----------             --------        -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       119,840                 51,925              174,031         62,108
                                                        --------             ----------             --------        -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $119,840             $   51,925             $174,031        $64,697
                                                        ========             ==========             ========        =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Fidelity VIP
                                                    Value Strategies (h)  MFS Mid Cap Growth (f)
                                                   ---------------------- ----------------------
                                                            2003              2003       2002
                                                   ---------------------- ----------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 12,099          $    --      $ --
 Expenses:
  Mortality and expense risk charges .............              --              352         1
                                                          --------          -------      ----
Net Investment Income (Loss) .....................          12,099             (352)       (1)
                                                          --------          -------      ----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          17,746            2,185         3
  Realized gain distribution from The Trusts .....              --               --        --
                                                          --------          -------      ----
 Net realized gain (loss) ........................          17,746            2,185         3
                                                          --------          -------      ----
 Change in unrealized appreciation
  (depreciation) of investments ..................         107,545           15,800        (6)
                                                          --------          -------      ----
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         125,291           17,985        (3)
                                                          --------          -------      ----
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $137,390          $17,633      $ (4)
                                                          ========          =======      ====


                                                     PEA Renaissance (f)   PIMCO Total Return (f)
                                                   ----------------------- ----------------------
                                                       2003        2002       2003       2002
                                                   ------------ ---------- --------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   87,941     $105     $5,422      $1,078
 Expenses:
  Mortality and expense risk charges .............       7,019       (1)       683          43
                                                    ----------     ------   ------      ------
Net Investment Income (Loss) .....................      80,922      104      4,739       1,035
                                                    ----------     -----    ------      ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     203,451       49        472          (1)
  Realized gain distribution from The Trusts .....          --       --         --          --
                                                    ----------     -----    ------      ------
 Net realized gain (loss) ........................     203,451       49        472          (1)
                                                    ----------     -----    ------      ------
 Change in unrealized appreciation
  (depreciation) of investments ..................   1,537,368       13       (251)        145
                                                    ----------     -----    ------      ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,740,819       62        221         144
                                                    ----------     -----    ------      ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,821,741     $166     $4,960      $1,179
                                                    ==========     =====    ======      ======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    Vanguard VIF Equity Index
                                                         U.S. Real Estate (g)                  (d)
                                                     ----------------------------   -------------------------
                                                          2003           2002           2003          2002
                                                     -------------   ------------   -----------   -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $       --      $  63,796      $  3,152      $     --
 Expenses:
  Mortality and expense risk charges .............         6,747             --         2,652           123
                                                      ----------      ---------      --------      --------
Net Investment Income (Loss) .....................        (6,747)        63,796           500          (123)
                                                      ----------      ---------      --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       120,772             99         6,219          (789)
  Realized gain distribution from The Trusts .....            --             --         6,303            --
                                                      ----------      ---------      --------      --------
 Net realized gain (loss) ........................       120,772             99        12,522          (789)
                                                      ----------      ---------      --------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,766,713        (48,679)      110,222        (2,230)
                                                      ----------      ---------      --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,887,485        (48,580)      122,744        (3,019)
                                                      ----------      ---------      --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,880,738      $  15,216      $123,244      $ (3,142)
                                                      ==========      =========      ========      ========

-------
(a) Commenced Operations on May 2, 2000.
(b) Commenced Operations on September 5, 2000.
(c) Commenced Operations on October 22, 2001.
(d) Commenced Operations on April 26, 2002.
(e) Commenced Operations on May 13, 2002.
(f) Commenced Operations on August 2, 2002.
(g) Commenced Operations on November 5, 2002.
(h) Commenced Operations on May 2, 2003.
(i) Commenced Operations on October 13, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA Aggressive            AXA Conservative
                                                 Allocation Portfolio (t)   Allocation Portfolio (t)
                                                -------------------------- --------------------------
                                                           2003                       2003
                                                -------------------------- --------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................          $ 2,697                    $  435
 Net realized gain (loss) on investments ......            3,333                        83
 Change in unrealized appreciation
  (depreciation) on investments ...............            9,782                        16
                                                        --------                   -------
 Net increase (decrease) in net assets from
  operations ..................................           15,812                       534
                                                        --------                   -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................          156,093                     6,536
  Transfers between funds and
   guaranteed interest account, net ...........          400,359                    33,568
  Transfers for contract benefits and
   terminations ...............................               --                        --
  Contract maintenance charges ................           (4,327)                     (961)
                                                        --------                   -------
 Net increase (decrease) in net assets from
  contractowners transactions .................          552,125                    39,143
                                                        --------                   -------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................              174                        25
                                                        --------                   -------
Increase (Decrease) in Net Assets .............          568,111                    39,702
Net Assets -- Beginning of Period .............               --                        --
                                                        --------                   -------
Net Assets -- End of Period ...................         $568,111                   $39,702
                                                        ========                   =======
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................                6                         1
 Redeemed .....................................               (2)                       (1)
                                                        --------                   -------
 Net Increase (Decrease) ......................                5                        --
                                                        --------                   -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................                1                        --
 Redeemed .....................................               --                        --
                                                        --------                   -------
 Net Increase (Decrease) ......................                1                        --
                                                        --------                   -------


                                                            AXA
                                                     Conservative-Plus                          AXA Moderate
                                                 Allocation Portfolio (t)               Allocation Portfolio (c)(m)
                                                -------------------------- ------------------------------------------------------
                                                           2003                   2003               2002              2001
                                                -------------------------- ------------------ ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................          $ 2,076             $   24,574,439     $   12,113,760    $  14,616,778
 Net realized gain (loss) on investments ......              436                   (417,569)       (73,919,467)      (7,624,110)
 Change in unrealized appreciation
  (depreciation) on investments ...............            2,052                208,496,236        (47,302,906)     (31,738,236)
                                                         -------             --------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................            4,564                232,653,106       (109,108,613)     (24,745,568)
                                                         -------             --------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................            7,821                130,164,437         64,161,367       52,423,463
  Transfers between funds and
   guaranteed interest account, net ...........          164,349                (48,262,114)       731,918,648      223,284,135
  Transfers for contract benefits and
   terminations ...............................               --                (84,612,101)       (36,918,543)     (31,418,693)
  Contract maintenance charges ................             (910)               (93,083,339)       (48,235,238)     (36,290,597)
                                                         -------             --------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................          171,260                (95,793,117)       710,926,234      207,998,308
                                                         -------             --------------     --------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................              116                 (2,453,226)         3,424,742          (38,485)
                                                         -------             --------------     --------------    -------------
Increase (Decrease) in Net Assets .............          175,940                134,406,763        605,242,363      183,214,255
Net Assets -- Beginning of Period .............               --              1,300,231,111        694,988,748      511,774,493
                                                         -------             --------------     --------------    -------------
Net Assets -- End of Period ...................          $175,940            $1,434,637,874     $1,300,231,111    $ 694,988,748
                                                         ========            ==============     ==============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................                2                        451              2,245              746
 Redeemed .....................................               (1)                      (700)              (362)            (287)
                                                         --------            --------------     --------------    -------------
 Net Increase (Decrease) ......................                2                       (249)             1,883              459
                                                         --------            --------------     --------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................               --                        232                418              153
 Redeemed .....................................               --                       (156)               (63)             (33)
                                                         --------            --------------     --------------    -------------
 Net Increase (Decrease) ......................               --                         76                355              120
                                                         --------            --------------     --------------    -------------


                                                 AXA Moderate-Plus
                                                     Allocation
                                                   Portfolio (t)
                                                -------------------
                                                        2003
                                                -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $    7,626
 Net realized gain (loss) on investments ......             47
 Change in unrealized appreciation
  (depreciation) on investments ...............         34,010
                                                    ----------
 Net increase (decrease) in net assets from
  operations ..................................         41,683
                                                    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................        127,056
  Transfers between funds and
   guaranteed interest account, net ...........      1,124,465
  Transfers for contract benefits and
   terminations ...............................             --
  Contract maintenance charges ................         (9,940)
                                                    ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      1,241,581
                                                    ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................            635
                                                    ----------
Increase (Decrease) in Net Assets .............      1,283,899
Net Assets -- Beginning of Period .............             --
                                                    ----------
Net Assets -- End of Period ...................     $1,283,899
                                                    ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             10
 Redeemed .....................................             --
                                                    ----------
 Net Increase (Decrease) ......................             10
                                                    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................              1
 Redeemed .....................................             --
                                                    ----------
 Net Increase (Decrease) ......................              1
                                                    ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP Aggressive Equity
                                                   ----------------------------------------------------
                                                         2003              2002              2001
                                                   ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,502,472)   $    (2,672,675)  $      (304,688)
 Net realized gain (loss) on investments .........    (12,236,585)       (59,641,031)     (212,487,401)
 Change in unrealized appreciation
  (depreciation) on investments ..................    155,648,109       (105,197,028)        3,263,156
                                                    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................    140,909,052       (167,510,734)     (209,528,933)
                                                    -------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     65,485,810         78,157,422        96,108,525
  Transfers between funds and guaranteed
   interest account, net .........................    (14,254,228)       (38,657,243)      (44,712,711)
  Transfers for contract benefits and
   terminations ..................................    (24,339,337)       (27,849,325)      (33,567,150)
  Contract maintenance charges ...................    (41,073,606)       (45,225,256)      (49,339,864)
                                                    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,181,361)       (33,574,402)      (31,511,200)
                                                    -------------    ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         30,593             20,968            73,978
                                                    -------------    ---------------   ---------------
Increase (Decrease) in Net Assets ................    126,758,284       (201,064,168)     (240,966,155)
Net Assets -- Beginning of Period ................    388,577,360        589,641,528       830,607,683
                                                    -------------    ---------------   ---------------
Net Assets -- End of Period ......................  $ 515,335,644    $   388,577,360   $   589,641,528
                                                    =============    ===============   ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            283                940             2,128
 Redeemed ........................................           (318)            (1,039)           (2,192)
                                                    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................            (35)               (99)              (64)
                                                    -------------    ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................             74                329               327
 Redeemed ........................................            (43)              (284)             (274)
                                                    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................             31                 45                53
                                                    -------------    ---------------   ---------------


                                                     AXA Premier VIP Core Bond (e)   AXA Premier VIP Health Care (e)
                                                   --------------------------------- --------------------------------
                                                          2003             2002             2003            2002
                                                   ----------------- --------------- ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   983,381       $   389,921      $   68,592      $   (6,461)
 Net realized gain (loss) on investments .........       170,371            66,068         199,019         (61,765)
 Change in unrealized appreciation
  (depreciation) on investments ..................      (201,692)          118,318       1,168,545         (27,114)
                                                     -----------       -----------      ----------      ----------
 Net increase (decrease) in net assets from
  operations .....................................       952,060           574,307       1,436,156         (95,340)
                                                     -----------       -----------      ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     9,919,519         2,441,018       2,347,028         404,115
  Transfers between funds and guaranteed
   interest account, net .........................    11,778,742        20,587,154       5,467,682       2,505,731
  Transfers for contract benefits and
   terminations ..................................    (1,853,286)         (283,925)       (184,060)        (37,907)
  Contract maintenance charges ...................    (2,841,270)         (519,567)       (470,119)        (78,190)
                                                     -----------       -----------      ----------      ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    17,003,705        22,224,680       7,160,531       2,793,749
                                                     -----------       -----------      ----------      ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        42,567            19,788          25,610           6,461
                                                     -----------       -----------      ----------      ----------
Increase (Decrease) in Net Assets ................    17,998,332        22,818,775       8,622,297       2,704,870
Net Assets -- Beginning of Period ................    22,818,775                --       2,704,870              --
                                                     -----------       -----------      ----------      ----------
Net Assets -- End of Period ......................   $40,817,107       $22,818,775     $11,327,167      $2,704,870
                                                     ===========       ===========     ============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            36                 1               8              --
 Redeemed ........................................            (8)               --              (1)             --
                                                     -----------       -----------     -----------      ----------
 Net Increase (Decrease) .........................            28                 1               7              --
                                                     -----------       -----------     -----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           435               272             107              83
 Redeemed ........................................          (307)              (61)            (39)            (49)
                                                     -----------       -----------      ------------     ---------
 Net Increase (Decrease) .........................           128               211              68              34
                                                     -------------     -----------      ------------     ---------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Premier VIP High Yield
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   9,139,101    $  10,681,084    $  11,182,251
 Net realized gain (loss) on investments .........        599,730      (14,071,175)     (19,177,544)
 Change in unrealized appreciation
  (depreciation) on investments ..................     20,725,848         (252,884)       8,741,806
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,464,679       (3,642,975)         746,513
                                                    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     20,872,021       17,316,670       18,089,741
  Transfers between funds and guaranteed
   interest account, net .........................     45,035,004        7,117,075       (3,097,120)
  Transfers for contract benefits and
   terminations ..................................     (6,569,977)      (8,188,562)      (6,596,529)
  Contract maintenance charges ...................    (10,275,631)      (9,527,664)      (9,310,362)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     49,061,417        6,717,519         (914,270)
                                                    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         82,016          (10,748)          (4,036)
                                                    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     79,608,112        3,063,796         (171,793)
Net Assets -- Beginning of Period ................    124,988,074      121,924,278      122,096,071
                                                    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 204,596,186    $ 124,988,074    $ 121,924,278
                                                    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................          1,034              507              437
 Redeemed ........................................           (861)            (488)            (454)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................            173               19              (17)
                                                    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            145              119               54
 Redeemed ........................................            (96)             (62)             (17)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................             49               57               37
                                                    -------------    -------------    -------------


                                                         AXA Premier VIP        AXA Premier VIP Large Cap
                                                    International Equity (e)         Core Equity (e)
                                                   --------------------------- ----------------------------
                                                         2003          2002          2003           2002
                                                   ---------------- ---------- ---------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $   19,348      $  (135)    $   1,420      $    18
 Net realized gain (loss) on investments .........        12,403       (1,759)       20,389           --
 Change in unrealized appreciation
  (depreciation) on investments ..................       455,052       (1,906)      150,285         (397)
                                                      ----------      --------     --------       -------
 Net increase (decrease) in net assets from
  operations .....................................       486,803       (3,800)      172,094         (379)
                                                      ----------      --------     --------       -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       796,174       14,918       605,757         4,746
  Transfers between funds and guaranteed
   interest account, net .........................     3,807,436       75,001     1,402,389        25,408
  Transfers for contract benefits and
   terminations ..................................       (14,818)      (1,034)           --            --
  Contract maintenance charges ...................      (112,748)      (1,461)      (82,349)         (394)
                                                      ----------     --------     ---------       -------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     4,476,044       88,458     1,924,763        29,760
                                                      ----------     --------     ---------       -------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         4,045          135         2,186             8
                                                      ----------     --------     ---------       -------
Increase (Decrease) in Net Assets ................     4,966,892       84,793     2,099,043        29,389
Net Assets -- Beginning of Period ................        84,793       29,389            --            --
                                                      ----------     --------     ---------       -------
Net Assets -- End of Period ......................    $5,051,685     $ 84,793    $2,128,432       $29,389
                                                      ==========     ========    ==========       =======
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            9            --             8            --
 Redeemed ........................................           (1)           --            (2)           --
                                                      ----------     --------     ---------       -------
 Net Increase (Decrease) .........................            8            --             6            --
                                                      ----------     --------     ---------       -------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           48             1            15            --
 Redeemed ........................................          (12)           --            (3)           --
                                                      ----------     --------     ---------       -------
 Net Increase (Decrease) .........................           36             1            12           --
                                                      ----------     --------     ---------       -------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP              AXA Premier VIP
                                                       Large Cap Growth (e)         Large Cap Value (e)
                                                   ---------------------------- ----------------------------
                                                         2003           2002          2003           2002
                                                   ---------------- ----------- ---------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (9,390)     $   (133)     $  49,574      $    698
 Net realized gain (loss) on investments .........      110,054          (116)        33,880           654
 Change in unrealized appreciation
  (depreciation) on investments ..................      394,490        (4,016)       321,233        (2,971)
                                                      ---------      --------      ---------      --------
 Net increase (decrease) in net assets from
  operations .....................................      495,154        (4,265)       404,687        (1,619)
                                                      ---------      --------      ---------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,268,026         5,862        642,202        19,300
  Transfers between funds and guaranteed
   interest account, net .........................    4,856,491       132,409      2,173,572       219,668
  Transfers for contract benefits and
   terminations ..................................      (27,179)           --        (13,954)           --
  Contract maintenance charges ...................     (183,401)         (912)      (119,544)       (1,519)
                                                      ---------      --------      ---------      --------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    5,913,937       137,359      2,682,276       237,449
                                                      ---------      --------      ---------      --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        9,390           132          5,411           276
                                                      ---------      --------      ---------      --------
Increase (Decrease) in Net Assets ................    6,418,481       133,226      3,092,374       236,106
Net Assets -- Beginning of Period ................      133,226            --        236,106            --
                                                      ---------      --------      ---------      --------
Net Assets -- End of Period ......................    $6,551,707     $133,226      $3,328,480     $236,106
                                                      ==========     ========      ==========     ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           13            --              7            --
 Redeemed ........................................           (3)           --             (2)           --
                                                      ------------   --------      ------------   --------
 Net Increase (Decrease) .........................           10            --              5            --
                                                      -----------    --------      -----------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           88             2             46             3
 Redeemed ........................................          (30)           --            (24)           --
                                                      -----------    --------      -----------    --------
 Net Increase (Decrease) .........................           58             2             22             3
                                                      -----------    --------      -----------    --------


                                                          AXA Premier VIP                AXA Premier VIP
                                                     Small/Mid Cap Growth (e)        Small/Mid Cap Value (e)
                                                   ----------------------------- -------------------------------
                                                         2003           2002            2003            2002
                                                   ---------------- ------------ ----------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  70,331       $   (133)    $    (5,639)     $  (12,312)
 Net realized gain (loss) on investments .........      203,068           (519)        945,450        (368,050)
 Change in unrealized appreciation
  (depreciation) on investments ..................      457,654         (1,413)      4,000,286        (101,311)
                                                      ---------       --------     -----------      ----------
 Net increase (decrease) in net assets from
  operations .....................................      731,053         (2,065)      4,940,098        (481,673)
                                                      ---------       --------     -----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,734,065         27,336       4,119,371         982,267
  Transfers between funds and guaranteed
   interest account, net .........................    5,943,405         90,714      10,744,114       6,465,930
  Transfers for contract benefits and
   terminations ..................................      (69,956)            --        (368,523)        (65,138)
  Contract maintenance charges ...................     (234,236)        (1,901)     (1,037,154)       (212,475)
                                                      ---------       --------     -----------      ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    7,373,278        116,149      13,457,808       7,170,584
                                                      ---------       --------     -----------      ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       10,091            133          37,283          11,402
                                                      ---------       --------     -----------      ----------
Increase (Decrease) in Net Assets ................    8,114,422        114,217      18,435,189       6,700,313
Net Assets -- Beginning of Period ................      114,217             --       6,700,313              --
                                                      ---------       --------     -----------      ----------
Net Assets -- End of Period ......................   $8,228,639       $114,217     $25,135,502      $6,700,313
                                                      =========       ========     ===========      ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           15             --              11              --
 Redeemed ........................................           (3)            --              (2)             --
                                                      ------------    --------     --------------   ----------
 Net Increase (Decrease) .........................           12             --               9              --
                                                      -----------     --------     -------------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................          137              1             259             175
 Redeemed ........................................          (66)            --            (120)            (85)
                                                      -----------     --------     -------------    ----------
 Net Increase (Decrease) .........................           71              1             139              90
                                                      -----------     --------     -------------    ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 AXA Rosenberg VIT
                                                    AXA Premier VIP Technology   Value Long/Short
                                                               (e)                  Equity (s)          Davis Value (i)
                                                   ---------------------------- ------------------ --------------------------
                                                         2003           2002           2003            2003          2002
                                                   ---------------- ----------- ------------------ ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $ 182,346      $    (40)      $   (6,974)     $   2,599      $  105
 Net realized gain (loss) on investments .........      104,723          (513)         (37,493)         1,656          (4)
 Change in unrealized appreciation
  (depreciation) on investments ..................      392,166        (5,029)         (15,109)        37,531        (168)
                                                      ---------      --------       ----------      ---------     -------
 Net increase (decrease) in net assets from
  operations .....................................      679,235        (5,582)         (59,576)        41,786         (67)
                                                      ---------      --------       ----------      ---------     -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,118,275         8,950          155,350        160,236      13,673
  Transfers between funds and guaranteed
   interest account, net .........................    6,684,717        44,425        1,296,141         51,940       8,413
  Transfers for contract benefits and
   terminations ..................................      (89,824)           --           (1,213)            --          --
  Contract maintenance charges ...................     (226,316)       (1,172)         (57,442)       (19,280)       (986)
                                                      ---------      --------       ----------      ---------     -------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    7,486,852        52,203        1,392,836        192,896      21,100
                                                      ---------      --------       ----------      ---------     -------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       10,192            90        6,754,282            754          16
                                                      ---------      --------       ----------      ---------     -------
Increase (Decrease) in Net Assets ................    8,176,279        46,711        8,087,542        235,436      21,049
Net Assets -- Beginning of Period ................       46,711            --               --         21,049          --
                                                      ---------      --------       ----------      ---------     -------
Net Assets -- End of Period ......................   $8,222,990      $ 46,711       $8,087,542      $ 256,485     $21,049
                                                      ==========     ========       ==========      =========     =======
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            7            --               --              2          --
 Redeemed ........................................           (1)           --               --             --          --
                                                      ----------     --------       ----------      ---------     -------
 Net Increase (Decrease) .........................            6            --               --              2          --
                                                      -----------    --------       ----------      ---------     -------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           94             1              140             --          --
 Redeemed ........................................          (15)           --             (126)            --          --
                                                      ----------     --------       ----------      ---------     -------
 Net Increase (Decrease) .........................           79             1               14             --          --
                                                      ----------     --------       ----------      ---------     -------


                                                                   EQ/Alliance Common Stock
                                                   ---------------------------------------------------------
                                                          2003                2002               2001
                                                   ------------------ ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   21,972,809    $     (10,183,530)   $   50,342,309
 Net realized gain (loss) on investments .........      (98,013,729)        (282,690,026)      (99,169,632)
 Change in unrealized appreciation
  (depreciation) on investments ..................      829,623,818         (562,599,358)     (277,010,784)
                                                     --------------    -----------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................      753,582,898         (855,472,914)     (325,838,107)
                                                     --------------    -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      222,634,232          259,033,806       316,285,256
  Transfers between funds and guaranteed
   interest account, net .........................      (53,811,227)         160,545,404      (103,425,024)
  Transfers for contract benefits and
   terminations ..................................      (98,496,753)         (98,662,567)     (112,788,632)
  Contract maintenance charges ...................     (136,228,809)        (145,844,052)     (151,157,302)
                                                     --------------    -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (65,902,557)        (146,018,217)      (51,085,702)
                                                     --------------    -----------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           16,233              (96,967)          162,962
                                                     --------------    -----------------    --------------
Increase (Decrease) in Net Assets ................      687,696,574       (1,001,588,098)     (376,760,847)
Net Assets -- Beginning of Period ................    1,580,784,972        2,582,373,070     2,959,133,917
                                                     --------------    -----------------    --------------
Net Assets -- End of Period ......................   $2,268,481,546    $   1,580,784,972    $2,582,373,070
                                                     ==============    =================    ==============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................              674                1,099             1,003
 Redeemed ........................................             (822)              (1,476)           (1,106)
                                                     --------------    -----------------    --------------
 Net Increase (Decrease) .........................             (148)                (377)             (103)
                                                     --------------    -----------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................              655                1,041               811
 Redeemed ........................................             (420)                (672)             (321)
                                                     --------------    -----------------    --------------
 Net Increase (Decrease) .........................              235                  369               490
                                                     --------------    -----------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Growth and Income
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   2,872,385    $   3,093,322    $   1,705,274
 Net realized gain (loss) on investments .........    (10,016,865)     (12,331,969)       6,285,604
 Change in unrealized appreciation
  (depreciation) on investments ..................    105,430,090      (79,684,492)     (14,338,526)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     98,285,610      (88,923,139)      (6,347,648)
                                                    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     61,707,782       69,038,408       63,003,886
  Transfers between funds and guaranteed
   interest account, net .........................     (8,507,510)       7,862,420       61,784,294
  Transfers for contract benefits and
   terminations ..................................    (19,878,187)     (17,826,101)     (12,314,818)
  Contract maintenance charges ...................    (26,110,653)     (25,918,212)     (20,046,318)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      7,211,432       33,156,515       92,427,044
                                                    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         23,392           89,300           21,489
                                                    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    105,520,434      (55,677,324)      86,100,885
Net Assets -- Beginning of Period ................    325,191,076      380,868,400      294,767,515
                                                    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 430,711,510    $ 325,191,076    $ 380,868,400
                                                    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            334              519            2,204
 Redeemed ........................................           (357)            (501)          (1,983)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................            (23)              18              221
                                                    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            313              426              374
 Redeemed ........................................           (192)            (173)            (102)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................            121              253              272
                                                    -------------    -------------    -------------


                                                    EQ/Alliance Intermediate Government Securities
                                                   -------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   7,107,037     $  7,789,624    $  4,007,079
 Net realized gain (loss) on investments .........      2,820,083        3,434,994       1,290,483
 Change in unrealized appreciation
  (depreciation) on investments ..................     (5,661,973)       1,872,609       1,797,986
                                                    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      4,265,147       13,097,227       7,095,548
                                                    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     54,232,966       26,152,775      19,225,366
  Transfers between funds and guaranteed
   interest account, net .........................    (21,969,343)      56,911,418      31,274,865
  Transfers for contract benefits and
   terminations ..................................    (33,169,186)      (5,801,501)     (4,636,804)
  Contract maintenance charges ...................    (14,628,560)      (9,325,143)     (5,020,072)
                                                    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (15,534,123)      67,937,549      40,843,355
                                                    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         32,958         (362,058)       (259,993)
                                                    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    (11,236,018)      80,672,718      47,678,910
Net Assets -- Beginning of Period ................    203,678,031      123,005,313      75,326,403
                                                    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 192,442,013     $203,678,031    $123,005,313
                                                    =============     ============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            702              687             446
 Redeemed ........................................           (799)            (407)           (233)
                                                    -------------     ------------    ------------
 Net Increase (Decrease) .........................            (97)             280             213
                                                    -------------     ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            152              197              90
 Redeemed ........................................           (118)             (71)            (41)
                                                    -------------     ------------    ------------
 Net Increase (Decrease) .........................             34              126              49
                                                    -------------     ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Alliance International (l)(r)
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,988,205    $    (512,469)   $      687,507
 Net realized gain (loss) on investments .........     (1,479,090)      (7,215,832)       (8,005,230)
 Change in unrealized appreciation
  (depreciation) on investments ..................    125,782,343       (8,098,384)       (9,474,456)
                                                    -------------    -------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    130,291,458      (15,826,685)      (16,792,179)
                                                    -------------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     55,321,725       13,535,886        11,004,808
  Transfers between funds and guaranteed
   interest account, net .........................    (13,473,304)     344,116,979        (4,327,437)
  Transfers for contract benefits and
   terminations ..................................    (24,462,854)      (6,047,514)       (2,344,613)
  Contract maintenance charges ...................    (30,514,513)      (7,253,560)       (4,271,767)
                                                    -------------    -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (13,128,946)     344,351,791            60,991
                                                    -------------    -------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........     (1,374,307)       2,060,152            21,335
                                                    -------------    -------------    --------------
Increase (Decrease) in Net Assets ................    115,788,205      330,585,258       (16,709,853)
Net Assets -- Beginning of Period ................    386,409,488       55,824,230        72,534,083
                                                    -------------    -------------    --------------
Net Assets -- End of Period ......................  $ 502,197,693    $ 386,409,488    $   55,824,230
                                                    =============    =============    ==============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................          1,443            4,121               891
 Redeemed ........................................         (1,644)            (735)             (908)
                                                    -------------    -------------    --------------
 Net Increase (Decrease) .........................           (201)           3,386               (17)
                                                    -------------    -------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            217              389                49
 Redeemed ........................................           (134)             (69)              (22)
                                                    -------------    -------------    --------------
 Net Increase (Decrease) .........................             83              320                27
                                                    -------------    -------------    --------------


                                                                EQ/Alliance Premier Growth
                                                   ----------------------------------------------------
                                                          2003             2002              2001
                                                   ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (488,466)     $     (533,187)  $      (946,223)
 Net realized gain (loss) on investments .........    (5,919,173)        (12,440,696)     (127,060,769)
 Change in unrealized appreciation
  (depreciation) on investments ..................    23,984,232         (23,255,572)       66,507,612
                                                     -----------      --------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................    17,576,593         (36,229,455)      (61,499,380)
                                                     -----------      --------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    20,586,155          26,537,732        35,081,429
  Transfers between funds and guaranteed
   interest account, net .........................    (6,635,638)         (9,824,974)     (256,325,233)
  Transfers for contract benefits and
   terminations ..................................    (4,800,125)         (5,959,342)       (4,042,683)
  Contract maintenance charges ...................    (8,941,622)         (9,858,957)      (10,065,785)
                                                     -----------      --------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       208,770             894,459      (235,352,272)
                                                     -----------      --------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        46,379              27,423            28,641
                                                     -----------      --------------   ---------------
Increase (Decrease) in Net Assets ................    17,831,742         (35,307,573)     (296,823,011)
Net Assets -- Beginning of Period ................    77,900,860         113,208,433       410,031,444
                                                     -----------      --------------   ---------------
Net Assets -- End of Period ......................   $95,732,602      $   77,900,860   $   113,208,433
                                                     ===========      ==============   ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            10                  --                --
 Redeemed ........................................            (2)                 --                --
                                                     --------------   --------------   ---------------
 Net Increase (Decrease) .........................             8                  --                --
                                                     -------------    --------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           548               1,341             4,469
 Redeemed ........................................          (559)             (1,335)           (7,162)
                                                     -------------    --------------   ---------------
 Net Increase (Decrease) .........................           (11)                  6            (2,693)
                                                     -------------    --------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Alliance Quality Bond
                                                   ---------------------------------------------------
                                                         2003             2002              2001
                                                   ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   3,660,407    $   5,727,516    $     6,478,879
 Net realized gain (loss) on investments .........      3,849,961        2,643,324         16,218,499
 Change in unrealized appreciation
  (depreciation) on investments ..................     (2,010,661)       3,131,824         (6,369,381)
                                                    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................      5,499,707       11,502,664         16,327,997
                                                    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,679,435       24,989,878         16,627,569
  Transfers between funds and guaranteed
   interest account, net .........................    (14,843,302)       6,636,689       (332,114,013)
  Transfers for contract benefits and
   terminations ..................................    (19,239,552)     (11,231,178)        (6,024,239)
  Contract maintenance charges ...................    (10,580,172)      (8,707,595)        (5,122,804)
                                                    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (11,983,591)      11,687,794       (326,633,487)
                                                    -------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         27,348          (84,372)            17,676
                                                    -------------    -------------    ---------------
Increase (Decrease) in Net Assets ................     (6,456,536)      23,106,086       (310,287,814)
Net Assets -- Beginning of Period ................    168,395,157      145,289,071        455,576,885
                                                    -------------    -------------    ---------------
Net Assets -- End of Period ......................  $ 161,938,621    $ 168,395,157    $   145,289,071
                                                    =============    =============    ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            499              472                478
 Redeemed ........................................           (592)            (471)            (2,766)
                                                    -------------    -------------    ---------------
 Net Increase (Decrease) .........................            (93)               1             (2,288)
                                                    -------------    -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            113              140                 91
 Redeemed ........................................            (80)             (43)               (16)
                                                    -------------    -------------    ---------------
 Net Increase (Decrease) .........................             33               97                 75
                                                    -------------    -------------    ---------------


                                                          EQ/Alliance Small Cap Growth (e)(h)
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (754,298)   $    (706,838)   $     828,990
 Net realized gain (loss) on investments .........     (3,849,200)     (10,597,509)     (29,209,377)
 Change in unrealized appreciation
  (depreciation) on investments ..................     54,131,901      (37,690,401)      10,471,452
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     49,528,403      (48,994,748)     (17,908,935)
                                                    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,927,063       27,971,022       27,628,862
  Transfers between funds and guaranteed
   interest account, net .........................      3,892,546        6,035,965       (1,365,248)
  Transfers for contract benefits and
   terminations ..................................     (7,063,448)      (5,940,210)      (4,420,805)
  Contract maintenance charges ...................    (10,013,166)      (9,547,001)      (8,183,889)
                                                    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     12,742,995       18,519,776       13,658,920
                                                    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         30,284          (34,857)          61,768
                                                    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     62,301,682      (30,509,829)      (4,188,247)
Net Assets -- Beginning of Period ................    116,361,545      146,871,374      151,059,621
                                                    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 178,663,227    $ 116,361,545    $ 146,871,374
                                                    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            381            1,432            3,458
 Redeemed ........................................           (332)          (1,391)          (3,437)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................             49               41               21
                                                    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            169              206              162
 Redeemed ........................................            (97)             (79)             (48)
                                                    -------------    -------------    -------------
 Net Increase (Decrease) .........................             72              127              114
                                                    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Bernstein Diversified Value (b)
                                                   -----------------------------------------------------
                                                          2003               2002              2001
                                                   ------------------ ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,205,613       $    964,032      $    481,910
 Net realized gain (loss) on investments .........     (1,716,205)        (1,010,461)          994,294
 Change in unrealized appreciation
  (depreciation) on investments ..................     34,423,648        (15,360,826)       (2,419,314)
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     33,913,056        (15,407,255)         (943,110)
                                                     ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,623,460         19,091,549         7,544,069
  Transfers between funds and guaranteed
   interest account, net .........................     11,148,400         32,006,493        79,211,110
  Transfers for contract benefits and
   terminations ..................................     (7,425,761)        (3,233,637)       (1,699,250)
  Contract maintenance charges ...................     (8,601,429)        (6,155,555)       (2,322,983)
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,744,670         41,708,850        82,732,946
                                                     ------------       ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         31,971             82,625            38,863
                                                     ------------       ------------      ------------
Increase (Decrease) in Net Assets ................     54,689,697         26,384,220        81,828,699
Net Assets -- Beginning of Period ................    108,740,784         82,356,564           527,865
                                                     ------------       ------------      ------------
Net Assets -- End of Period ......................   $163,430,481       $108,740,784      $ 82,356,564
                                                     ============       ============      ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             33                  2               188
 Redeemed ........................................             (6)                (1)             (188)
                                                     ------------       ------------      ------------
 Net Increase (Decrease) .........................             27                  1                --
                                                     ------------       ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            594                812               765
 Redeemed ........................................           (425)              (407)             (177)
                                                     ------------       ------------      ------------
 Net Increase (Decrease) .........................            169                405               588
                                                     ------------       ------------      ------------

                                                   EQ/Calvert Socially
                                                     Responsible (e)            EQ/Capital Guardian International
                                                   -------------------- -------------------------------------------------
                                                      2003       2002         2003             2002             2001
                                                   ---------- --------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3)   $    28     $  15,513        $  11,782       $    7,122
 Net realized gain (loss) on investments .........        5         --       (29,722)        (102,617)         (15,224)
 Change in unrealized appreciation
  (depreciation) on investments ..................   14,513        844       602,982         (120,182)         (92,323)
                                                    -------    -------     ---------        ---------        ---------
 Net increase (decrease) in net assets from
  operations .....................................   14,515        872       588,773         (211,017)        (100,425)
                                                    -------    -------     ---------        ---------        ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      323         --       309,473          182,015          202,314
  Transfers between funds and guaranteed
   interest account, net .........................    1,455         --       464,221          599,543          280,606
  Transfers for contract benefits and
   terminations ..................................       --         --        (8,532)             (77)            (457)
  Contract maintenance charges ...................      (70)        --       (90,466)         (55,104)         (27,827)
                                                    -------    -------     ---------        ---------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,708         --       674,696          726,377          454,636
                                                    -------    -------     ---------        ---------        ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        3     49,972        10,998          106,802            1,527
                                                    -------    -------     ---------        ---------        ---------
Increase (Decrease) in Net Assets ................   16,226     50,844     1,274,467          622,162          355,738
Net Assets -- Beginning of Period ................   50,844         --     1,397,618          775,456          419,718
                                                    -------    -------     ---------        ---------        ---------
Net Assets -- End of Period ......................  $67,070    $50,844    $2,672,085       $1,397,618       $  775,456
                                                    =======    =======    ==========       ==========        =========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................        2         --             1               --               --
 Redeemed ........................................       --         --            --               --               --
                                                    -------    -------    ----------       ----------        ---------
 Net Increase (Decrease) .........................        2         --             1               --               --
                                                    -------    -------    ----------       ----------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................       --         --             9               12                6
 Redeemed ........................................       --         --            (2)              (3)              (1)
                                                    -------    -------   -----------      -----------       ----------
 Net Increase (Decrease) .........................       --         --             7                9                5
                                                    -------    -------   -----------      -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Capital Guardian Research (k)
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (36,452)   $     42,410     $   (6,011)
 Net realized gain (loss) on investments .........       (51,548)     (1,282,242)       (96,597)
 Change in unrealized appreciation
  (depreciation) on investments ..................    17,301,615      (4,103,762)       105,383
                                                    ------------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .....................................    17,213,615      (5,343,594)         2,775
                                                    ------------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    12,355,158       3,704,772      1,822,578
  Transfers between funds and guaranteed
   interest account, net .........................     1,706,276      47,561,702      3,683,627
  Transfers for contract benefits and
   terminations ..................................    (3,274,480)       (544,235)       (81,815)
  Contract maintenance charges ...................    (4,697,519)     (1,025,640)      (333,607)
                                                    ------------    ------------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     6,089,435      49,696,599      5,090,783
                                                    ------------    ------------     ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........      (242,723)        484,706         11,644
                                                    ------------    ------------     ----------
Increase (Decrease) in Net Assets ................    23,060,327      44,837,711      5,105,202
Net Assets -- Beginning of Period ................    52,994,264       8,156,553      3,051,351
                                                    ------------    ------------     ----------
Net Assets -- End of Period ......................  $ 76,054,591    $ 52,994,264     $8,156,553
                                                    ============    ============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             1               1             --
 Redeemed ........................................            --              --             --
                                                    ------------    ------------     ----------
 Net Increase (Decrease) .........................             1               1             --
                                                    ------------    ------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           272             650            174
 Redeemed ........................................          (209)            (90)          (127)
                                                    ------------    ------------     ----------
 Net Increase (Decrease) .........................            63             560             47
                                                    ------------    ------------     ----------


                                                         EQ/Capital Guardian U.S. Equity (g)
                                                   ------------------------------------------------
                                                          2003             2002           2001
                                                   ----------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (61,949)     $        616     $    3,410
 Net realized gain (loss) on investments .........      (331,165)       (1,685,469)       (56,949)
 Change in unrealized appreciation
  (depreciation) on investments ..................    11,128,907        (2,434,159)       154,385
                                                     -----------      ------------     ----------
 Net increase (decrease) in net assets from
  operations .....................................    10,735,793        (4,119,012)       100,846
                                                     -----------      ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     6,004,649         3,618,847      1,068,480
  Transfers between funds and guaranteed
   interest account, net .........................    11,285,265        16,903,221      6,314,186
  Transfers for contract benefits and
   terminations ..................................    (1,013,193)         (385,660)       (51,509)
  Contract maintenance charges ...................    (1,782,365)         (930,863)      (272,829)
                                                     -----------      ------------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    14,494,356        19,205,545      7,058,328
                                                     -----------      ------------     ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        50,563           179,995         11,558
                                                     -----------      ------------     ----------
Increase (Decrease) in Net Assets ................    25,280,712        15,266,528      7,170,732
Net Assets -- Beginning of Period ................    24,428,130         9,161,602      1,990,870
                                                     -----------      ------------     ----------
Net Assets -- End of Period ......................   $49,708,842      $ 24,428,130     $9,161,602
                                                     ===========      ============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            10                --             --
 Redeemed ........................................            (1)               --             --
                                                     --------------   ------------     ----------
 Net Increase (Decrease) .........................             9                --             --
                                                     -------------    ------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           278               297             85
 Redeemed ........................................          (136)              (76)           (16)
                                                     -------------    ------------     ----------
 Net Increase (Decrease) .........................           142               221             69
                                                     -------------    ------------     ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Emerging Markets Equity
                                                   --------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   179,316      $   (201,686)   $     (164,902)
 Net realized gain (loss) on investments .........    (1,422,158)       (7,917,528)      (15,699,665)
 Change in unrealized appreciation
  (depreciation) on investments ..................    23,947,240         4,148,601        13,760,152
                                                     -----------      ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    22,704,398        (3,970,613)       (2,104,415)
                                                     -----------      ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     8,661,941         8,003,310         8,992,159
  Transfers between funds and guaranteed
   interest account, net .........................     4,775,272         5,364,231        (5,239,900)
  Transfers for contract benefits and
   terminations ..................................    (2,567,038)       (1,823,148)       (1,302,774)
  Contract maintenance charges ...................    (3,368,524)       (3,343,438)       (3,268,963)
                                                     -----------      ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     7,501,651         8,200,955          (819,478)
                                                     -----------      ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        24,721            78,411             4,496
                                                     -----------      ------------    --------------
Increase (Decrease) in Net Assets ................    30,230,770         4,308,753        (2,919,397)
Net Assets -- Beginning of Period ................    41,021,741        36,712,988        39,632,385
                                                     -----------      ------------    --------------
Net Assets -- End of Period ......................   $71,252,511      $ 41,021,741    $   36,712,988
                                                     ===========      ============    ==============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             6                --                --
 Redeemed ........................................            (1)               --                --
                                                     --------------   ------------    --------------
 Net Increase (Decrease) .........................             5                --                --
                                                     -------------    ------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           792               873             1,022
 Redeemed ........................................          (720)             (764)           (1,032)
                                                     -------------    ------------    --------------
 Net Increase (Decrease) .........................            72               109               (10)
                                                     -------------    ------------    --------------


                                                                   EQ/Equity 500 Index
                                                   ---------------------------------------------------
                                                         2003              2002             2001
                                                   ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,896,303    $     3,649,897   $   3,442,667
 Net realized gain (loss) on investments .........    (13,382,753)       (28,619,453)    (50,342,720)
 Change in unrealized appreciation
  (depreciation) on investments ..................    149,731,680       (123,537,945)    (34,420,555)
                                                    -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................    142,245,230       (148,507,501)    (81,320,608)
                                                    -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     89,362,078         94,526,035     111,734,358
  Transfers between funds and guaranteed
   interest account, net .........................      8,927,806         13,758,642     (11,874,126)
  Transfers for contract benefits and
   terminations ..................................    (36,991,309)       (28,636,189)    (23,714,086)
  Contract maintenance charges ...................    (39,153,766)       (39,799,538)    (38,885,384)
                                                    -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     22,144,809         39,848,950      37,260,762
                                                    -------------    ---------------   -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       (139,875)            73,984           7,463
                                                    -------------    ---------------   -------------
Increase (Decrease) in Net Assets ................    164,250,164       (108,584,566)    (44,052,383)
Net Assets -- Beginning of Period ................    506,801,823        615,386,390     659,438,773
                                                    -------------    ---------------   -------------
Net Assets -- End of Period ......................  $ 671,051,987    $   506,801,823   $ 615,386,390
                                                    =============    ===============   =============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            650              1,046           3,427
 Redeemed ........................................           (616)              (993)         (3,371)
                                                    -------------    ---------------   -------------
 Net Increase (Decrease) .........................             34                 53              56
                                                    -------------    ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            415                617             534
 Redeemed ........................................           (231)              (323)           (261)
                                                    -------------    ---------------   -------------
 Net Increase (Decrease) .........................            184                294             273
                                                    -------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/Evergreen Omega
                                                   ----------------------------------------------
                                                        2003           2002            2001
                                                   -------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (18,089)    $   (7,489)     $  (4,160)
 Net realized gain (loss) on investments .........       72,805       (279,818)       (39,991)
 Change in unrealized appreciation
  (depreciation) on investments ..................    1,133,755       (223,025)       (69,937)
                                                     ----------     ----------      ---------
 Net increase (decrease) in net assets from
  operations .....................................    1,188,471       (510,332)      (114,088)
                                                     ----------     ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      713,720        563,264        276,356
  Transfers between funds and guaranteed
   interest account, net .........................    3,694,469      1,084,065        658,839
  Transfers for contract benefits and
   terminations ..................................     (153,183)      (256,747)       (40,663)
  Contract maintenance charges ...................     (233,712)      (151,836)       (73,843)
                                                     ----------     ----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,021,294      1,238,746        820,689
                                                     ----------     ----------      ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       18,089         57,488          2,867
                                                     ----------     ----------      ---------
Increase (Decrease) in Net Assets ................    5,227,854        785,902        709,468
Net Assets -- Beginning of Period ................    1,978,733      1,192,831        483,363
                                                     ----------     ----------      ---------
Net Assets -- End of Period ......................   $7,206,587     $1,978,733      $1,192,831
                                                     ==========     ==========      ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                          --             --
 Redeemed ........................................                          --             --
                                                     ----------     ----------      ----------
 Net Increase (Decrease) .........................           --             --             --
                                                     ----------     ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................          117             37             16
 Redeemed ........................................          (60)           (20)            (5)
                                                     ----------     ----------      ----------
 Net Increase (Decrease) .........................           57             17             11
                                                     ----------     ----------      ----------

                                                                     EQ/FI Mid Cap
                                                   -------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (239,968)     $   (126,687)    $   (23,046)
 Net realized gain (loss) on investments .........       677,627        (1,266,831)       (487,515)
 Change in unrealized appreciation
  (depreciation) on investments ..................    17,157,921        (3,581,242)        115,983
                                                     -----------      ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................    17,595,580        (4,974,760)       (394,578)
                                                     -----------      ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    10,727,041         7,753,115       3,104,260
  Transfers between funds and guaranteed
   interest account, net .........................    16,388,381        14,946,151      11,391,130
  Transfers for contract benefits and
   terminations ..................................    (1,916,288)         (955,562)       (134,130)
  Contract maintenance charges ...................    (3,166,061)       (1,894,761)       (576,665)
                                                     -----------      ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    22,033,073        19,848,943      13,784,595
                                                     -----------      ------------     -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        32,469           153,490        (292,342)
                                                     -----------      ------------     -----------
Increase (Decrease) in Net Assets ................    39,661,122        15,027,673      13,097,675
Net Assets -- Beginning of Period ................    30,144,260        15,116,587       2,018,912
                                                     -----------      ------------     -----------
Net Assets -- End of Period ......................   $69,805,382      $ 30,144,260     $15,116,587
                                                     ===========      ============     ===========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            21                --              --
 Redeemed ........................................            (3)               --              --
                                                     --------------   ------------     -----------
 Net Increase (Decrease) .........................            18                --              --
                                                     -------------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           487               493             426
 Redeemed ........................................          (247)             (240)           (267)
                                                     -------------    ------------     -----------
 Net Increase (Decrease) .........................           240               253             159
                                                     -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FI Small/Mid Cap Value
                                                   -----------------------------------------------------
                                                          2003               2002              2001
                                                   ------------------ ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (190,689)      $     52,738      $    125,070
 Net realized gain (loss) on investments .........       (841,789)            (6,499)          138,857
 Change in unrealized appreciation
  (depreciation) on investments ..................     43,232,206        (21,524,362)        2,231,073
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     42,199,728        (21,478,123)        2,495,000
                                                     ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     30,258,695         26,976,692        12,839,917
  Transfers between funds and guaranteed
   interest account, net .........................      2,190,727         45,396,850        32,580,993
  Transfers for contract benefits and
   terminations ..................................     (7,618,780)        (4,898,956)       (2,101,751)
  Contract maintenance charges ...................    (10,443,638)        (7,885,135)       (3,235,147)
                                                     ------------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,387,004         59,589,451        40,084,012
                                                     ------------       ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         32,074             26,796            29,365
                                                     ------------       ------------      ------------
Increase (Decrease) in Net Assets ................     56,618,806         38,138,124        42,608,377
Net Assets -- Beginning of Period ................    118,572,930         80,434,806        37,826,429
                                                     ------------       ------------      ------------
Net Assets -- End of Period ......................   $175,191,736       $118,572,930      $ 80,434,806
                                                     ============       ============      ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             28                  3                --
 Redeemed ........................................             (7)                (1)               --
                                                     ---------------    ---------------   ------------
 Net Increase (Decrease) .........................             22                  2                --
                                                     --------------     --------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            581              1,110               855
 Redeemed ........................................           (467)              (601)             (498)
                                                     --------------     --------------    ------------
 Net Increase (Decrease) .........................            115                509               357
                                                     --------------     --------------    ------------


                                                                EQ/J.P. Morgan Core Bond
                                                   --------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   351,703       $   476,299      $ 166,586
 Net realized gain (loss) on investments .........       116,974           118,974         70,457
 Change in unrealized appreciation
  (depreciation) on investments ..................      (139,010)          284,742        (95,335)
                                                     -----------       -----------      ---------
 Net increase (decrease) in net assets from
  operations .....................................       329,667           880,015        141,708
                                                     -----------       -----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     2,376,882         1,391,327        574,925
  Transfers between funds and guaranteed
   interest account, net .........................    (1,458,481)        5,382,020      2,969,291
  Transfers for contract benefits and
   terminations ..................................      (240,426)          (13,293)        (1,805)
  Contract maintenance charges ...................      (649,621)         (339,694)       (72,727)
                                                     -----------       -----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        28,354         6,420,360      3,469,684
                                                     -----------       -----------      ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        14,615           117,928          3,533
                                                     -----------       -----------      ---------
Increase (Decrease) in Net Assets ................       372,636         7,418,303      3,614,925
Net Assets -- Beginning of Period ................    12,115,711         4,697,408      1,082,483
                                                     -----------       -----------      ---------
Net Assets -- End of Period ......................   $12,488,347       $12,115,711     $4,697,408
                                                     ===========       ===========     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            25                --             --
 Redeemed ........................................            (6)               --             --
                                                     --------------    -----------      ---------
 Net Increase (Decrease) .........................            19                --             --
                                                     -------------     -----------      ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            47                73             34
 Redeemed ........................................           (62)              (53)            (4)
                                                     -------------     -----------      ---------
 Net Increase (Decrease) .........................           (15)               20             30
                                                     -------------     -----------      ---------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Janus Large Cap Growth
                                                   -------------------------------------------------
                                                          2003             2002            2001
                                                   ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (98,193)     $    (79,582)   $    (44,414)
 Net realized gain (loss) on investments .........    (2,023,242)       (1,611,929)     (1,095,410)
 Change in unrealized appreciation
  (depreciation) on investments ..................     6,526,985        (4,044,944)     (1,003,017)
                                                     -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     4,405,550        (5,736,455)     (2,142,841)
                                                     -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     5,785,594         6,298,798       4,178,096
  Transfers between funds and guaranteed
   interest account, net .........................    (1,988,997)        3,745,134       8,973,650
  Transfers for contract benefits and
   terminations ..................................      (628,173)         (602,318)       (127,892)
  Contract maintenance charges ...................    (1,757,926)       (1,580,907)       (840,444)
                                                     -----------      ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     1,410,498         7,860,707      12,183,410
                                                     -----------      ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        42,596           148,585        (301,402)
                                                     -----------      ------------    ------------
Increase (Decrease) in Net Assets ................     5,858,644         2,272,837       9,739,167
Net Assets -- Beginning of Period ................    15,966,748        13,693,911       3,954,744
                                                     -----------      ------------    ------------
Net Assets -- End of Period ......................   $21,825,392      $ 15,966,748    $ 13,693,911
                                                     ===========      ============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             1                --              --
 Redeemed ........................................            (1)               --              --
                                                     --------------   ------------    ------------
 Net Increase (Decrease) .........................            --                --              --
                                                     -------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           233               297             291
 Redeemed ........................................          (203)             (155)           (122)
                                                     -------------    ------------    ------------
 Net Increase (Decrease) .........................            30               142             169
                                                     -------------    ------------    ------------


                                                              EQ/Lazard Small Cap Value
                                                   ------------------------------------------------
                                                         2003            2002            2001
                                                   ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  19,087       $    4,111      $    64,828
 Net realized gain (loss) on investments .........      (13,028)          30,651          137,762
 Change in unrealized appreciation
  (depreciation) on investments ..................    1,164,092         (376,866)          20,327
                                                      ---------       ----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................    1,170,151         (342,104)         222,917
                                                      ---------       ----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,184,268          506,266          153,359
  Transfers between funds and guaranteed
   interest account, net .........................      528,306           97,221        1,821,881
  Transfers for contract benefits and
   terminations ..................................     (366,463)         (94,298)            (743)
  Contract maintenance charges ...................     (219,339)         (88,069)         (33,037)
                                                      ---------       ----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,126,772          421,120        1,941,460
                                                      ---------       ----------      -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........       13,411           63,807            2,091
                                                      ---------       ----------      -----------
Increase (Decrease) in Net Assets ................    2,310,334          142,823        2,166,468
Net Assets -- Beginning of Period ................    2,441,563        2,298,740          132,272
                                                      ---------       ----------      -----------
Net Assets -- End of Period ......................   $4,751,897       $2,441,563      $2,298,740
                                                     ==========       ==========      ===========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           11               --             --
 Redeemed ........................................           (2)              --             --
                                                      ---------       ----------      -----------
 Net Increase (Decrease) .........................            9               --             --
                                                      ---------       ----------      -----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            9               15             19
 Redeemed ........................................           (9)             (11)            (3)
                                                      ---------       ----------      -----------
 Net Increase (Decrease) .........................            0                4             16
                                                      ---------       ----------      -----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Marsico Focus (a)
                                                   ---------------------------------------------
                                                          2003             2002          2001
                                                   ----------------- --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (232,688)     $    (41,277)   $   (365)
 Net realized gain (loss) on investments .........       (67,734)         (259,061)        159
 Change in unrealized appreciation
  (depreciation) on investments ..................    12,439,522        (1,429,037)      8,459
                                                     -----------      ------------    --------
 Net increase (decrease) in net assets from
  operations .....................................    12,391,100        (1,729,375)      8,253
                                                     -----------      ------------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    10,937,373         2,791,954      58,977
  Transfers between funds and guaranteed
   interest account, net .........................    29,226,075        20,649,620     634,874
  Transfers for contract benefits and
   terminations ..................................    (1,427,299)         (219,524)         --
  Contract maintenance charges ...................    (3,204,249)         (728,005)     (3,060)
                                                     -----------      ------------    --------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    35,531,900        22,494,045     690,791
                                                     -----------      ------------    --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........      (217,477)           77,488         365
                                                     -----------      ------------    --------
Increase (Decrease) in Net Assets ................    47,705,523        20,842,158     699,409
Net Assets -- Beginning of Period ................    21,541,567           699,409          --
                                                     -----------      ------------    --------
Net Assets -- End of Period ......................   $69,247,090      $ 21,541,567    $699,409
                                                     ===========      ============    ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            36                --          --
 Redeemed ........................................            (8)               --          --
                                                     --------------   ------------    --------
 Net Increase (Decrease) .........................            28                --          --
                                                     -------------    ------------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           435               292           7
 Redeemed ........................................          (125)              (69)         --
                                                     -------------    ------------    --------
 Net Increase (Decrease) .........................           310               223           7
                                                     -------------    ------------    --------



                                                              EQ/Mercury Basic Value Equity
                                                   ---------------------------------------------------
                                                          2003              2002             2001
                                                   ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $    72,224      $     703,227    $  2,539,500
 Net realized gain (loss) on investments .........     (1,723,662)        (1,109,774)      2,183,807
 Change in unrealized appreciation
  (depreciation) on investments ..................     38,812,253        (21,147,465)       (467,046)
                                                     ------------      -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     37,160,815        (21,554,012)      4,256,261
                                                     ------------      -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     23,904,689         22,761,044      15,725,847
  Transfers between funds and guaranteed
   interest account, net .........................      5,682,382         25,587,718      30,278,072
  Transfers for contract benefits and
   terminations ..................................     (8,369,158)        (3,965,090)     (2,364,969)
  Contract maintenance charges ...................     (8,708,469)        (7,153,098)     (3,962,409)
                                                     ------------      -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     12,509,444         37,230,574      39,676,541
                                                     ------------      -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         23,850             65,036          19,766
                                                     ------------      -------------    ------------
Increase (Decrease) in Net Assets ................     49,694,109         15,741,598      43,952,568
Net Assets -- Beginning of Period ................    113,272,954         97,531,356      53,578,788
                                                     ------------      -------------    ------------
Net Assets -- End of Period ......................   $162,967,063      $ 113,272,954    $ 97,531,356
                                                     ============      =============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             17                 --              --
 Redeemed ........................................             (3)                --              --
                                                     ------------      -------------    ------------
 Net Increase (Decrease) .........................             14                 --              --
                                                     ------------      -------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            373                462             409
 Redeemed ........................................           (303)              (239)           (173)
                                                     ------------      -------------    ------------
 Net Increase (Decrease) .........................             70                223             236
                                                     ------------      -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury International Value (f)
                                                   ---------------------------------------------------
                                                          2003             2002             2001
                                                   ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ 1,351,299      $      209,179     $    6,539
 Net realized gain (loss) on investments .........      (988,834)         (1,892,139)      (213,305)
 Change in unrealized appreciation
  (depreciation) on investments ..................    18,373,517          (9,674,470)      (127,410)
                                                     -----------      --------------     ----------
 Net increase (decrease) in net assets from
  operations .....................................    18,735,982         (11,357,430)      (334,176)
                                                     -----------      --------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    14,957,683           9,200,750        525,435
  Transfers between funds and guaranteed
   interest account, net .........................     1,814,206          64,088,431      1,289,973
  Transfers for contract benefits and
   terminations ..................................    (5,180,724)         (1,404,482)       (21,852)
  Contract maintenance charges ...................    (4,810,257)         (2,886,983)      (117,395)
                                                     -----------      --------------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     6,780,908          68,997,716      1,676,161
                                                     -----------      --------------     ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        26,646             197,554         2,400
                                                     -----------      --------------     ----------
Increase (Decrease) in Net Assets ................    25,543,536          57,837,840      1,344,385
Net Assets -- Beginning of Period ................    60,166,320           2,328,480        984,095
                                                     -----------      --------------     ----------
Net Assets -- End of Period ......................   $85,709,856      $   60,166,320     $2,328,480
                                                     ===========      ==============     ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            19                  --             --
 Redeemed ........................................            (4)                 --             --
                                                     -----------      --------------     ----------
 Net Increase (Decrease) .........................            15                  --             --
                                                     -----------      --------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           444               1,007             20
 Redeemed ........................................          (378)               (316)            (5)
                                                     -------------    --------------     ----------
 Net Increase (Decrease) .........................            66                 691             15
                                                     -------------    --------------     ----------



                                                             EQ/MFS Emerging Growth Companies
                                                   ----------------------------------------------------
                                                          2003              2002              2001
                                                   ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (809,076)     $    (911,294)   $    (1,252,435)
 Net realized gain (loss) on investments .........    (17,387,668)       (54,691,176)       (79,597,391)
 Change in unrealized appreciation
  (depreciation) on investments ..................     55,299,579        (18,607,153)       (29,752,357)
                                                     ------------      -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................     37,102,835        (74,209,623)      (110,602,183)
                                                     ------------      -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,311,048         42,212,245         59,452,044
  Transfers between funds and guaranteed
   interest account, net .........................    (12,577,710)       (26,499,349)       (17,664,893)
  Transfers for contract benefits and
   terminations ..................................     (8,753,007)        (9,253,128)        (8,729,236)
  Contract maintenance charges ...................    (14,064,675)       (16,423,748)       (18,898,434)
                                                     ------------      -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (3,084,344)        (9,963,980)        14,159,481
                                                     ------------      -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........         30,935             26,662             59,311
                                                     ------------      -------------    ---------------
Increase (Decrease) in Net Assets ................     34,049,426        (84,146,941)       (96,383,391)
Net Assets -- Beginning of Period ................    132,113,341        216,260,282        312,643,673
                                                     ------------      -------------    ---------------
Net Assets -- End of Period ......................   $166,162,767      $ 132,113,341    $   216,260,282
                                                     ============      =============    ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................              7                 --                 --
 Redeemed ........................................             (1)                --                 --
                                                     ------------      -------------    ---------------
 Net Increase (Decrease) .........................              6                 --                 --
                                                     ------------      -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            466              1,631              1,853
 Redeemed ........................................           (416)            (1,719)            (1,765)
                                                     ------------      -------------    ---------------
 Net Increase (Decrease) .........................             50                (88)                88
                                                     ------------      -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/MFS Investors Trust
                                                   ----------------------------------------------
                                                         2003            2002           2001
                                                   --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    11,292    $       8,380    $      143
 Net realized gain (loss) on investments .........      (204,383)        (561,412)      (95,215)
 Change in unrealized appreciation
  (depreciation) on investments ..................     1,858,590         (729,555)     (389,623)
                                                     -----------    -------------    ----------
 Net increase (decrease) in net assets from
  operations .....................................     1,665,499       (1,282,587)     (484,695)
                                                     -----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     1,432,190        1,481,995     1,308,391
  Transfers between funds and guaranteed
   interest account, net .........................     1,879,964        2,862,773     1,379,673
  Transfers for contract benefits and
   terminations ..................................      (493,400)        (395,375)      (64,804)
  Contract maintenance charges ...................      (529,678)        (439,559)     (304,911)
                                                     -----------    -------------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     2,289,076        3,509,834     2,318,349
                                                     -----------    -------------    ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        43,143          156,498         4,927
                                                     -----------    -------------    ----------
Increase (Decrease) in Net Assets ................     3,997,718        2,383,745     1,838,581
Net Assets -- Beginning of Period ................     6,479,276        4,095,531     2,256,950
                                                     -----------    -------------    ----------
Net Assets -- End of Period ......................   $10,476,994    $   6,479,276    $4,095,531
                                                     ===========    =============    ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            --               --            --
 Redeemed ........................................            --               --            --
                                                     -----------    -------------    ----------
 Net Increase (Decrease) .........................            --               --            --
                                                     -----------    -------------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           109               83            39
 Redeemed ........................................           (77)             (37)          (13)
                                                     -----------    -------------    ----------
 Net Increase (Decrease) .........................            32               46            26
                                                     -----------    -------------    ----------



                                                                      EQ/Money Market
                                                   -----------------------------------------------------
                                                          2003              2002              2001
                                                   ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     1,340,149   $     4,211,793   $    12,140,810
 Net realized gain (loss) on investments .........       (1,217,067)       (5,188,291)       (1,312,388)
 Change in unrealized appreciation
  (depreciation) on investments ..................        1,228,788         5,378,377         2,210,091
                                                    ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        1,351,870         4,401,879        13,038,513
                                                    ---------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      180,305,436       230,349,860       281,063,327
  Transfers between funds and guaranteed
   interest account, net .........................     (130,290,540)     (119,205,234)     (148,469,048)
  Transfers for contract benefits and
   terminations ..................................      (98,990,530)      (87,674,273)      (27,698,359)
  Contract maintenance charges ...................      (37,667,392)      (39,250,883)      (33,347,788)
                                                    ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (86,643,026)      (15,780,530)       71,548,132
                                                    ---------------   ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           43,975           113,197           113,926
                                                    ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets ................      (85,247,181)      (11,265,454)       84,700,571
Net Assets -- Beginning of Period ................      473,273,006       484,538,460       399,837,889
                                                    ---------------   ---------------   ---------------
Net Assets -- End of Period ......................  $   388,025,825   $   473,273,006   $   484,538,460
                                                    ===============   ===============   ===============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            3,238             7,342            16,851
 Redeemed ........................................           (3,568)           (7,301)          (16,788)
                                                    ---------------   ---------------   ---------------
 Net Increase (Decrease) .........................             (330)               41                63
                                                    ---------------   ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................              620             2,644             5,670
 Redeemed ........................................             (833)           (2,503)           (5,232)
                                                    ---------------   ---------------   ---------------
 Net Increase (Decrease) .........................             (213)              141               438
                                                    ---------------   ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Putnam Growth & Income Value
                                                   -----------------------------------------------
                                                         2003            2002            2001
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    258,390    $    259,774    $    138,028
 Net realized gain (loss) on investments .........      (966,987)     (1,298,427)       (289,234)
 Change in unrealized appreciation
  (depreciation) on investments ..................     7,654,314      (5,081,256)     (1,766,064)
                                                    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     6,945,717      (6,119,909)     (1,917,270)
                                                    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     5,371,918       5,822,705       5,774,568
  Transfers between funds and guaranteed
   interest account, net .........................    (1,476,950)      1,034,333       3,224,087
  Transfers for contract benefits and
   terminations ..................................    (1,887,890)     (1,464,469)       (883,203)
  Contract maintenance charges ...................    (2,083,094)     (2,013,454)     (1,704,681)
                                                    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (76,016)      3,379,115       6,410,771
                                                    ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        57,877         102,693          16,347
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     6,927,578      (2,638,101)      4,509,848
Net Assets -- Beginning of Period ................    26,423,040      29,061,141      24,551,293
                                                    ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 33,350,618    $ 26,423,040    $ 29,061,141
                                                    ============    ============    ============
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            --              --              --
 Redeemed ........................................            --              --              --
                                                    ------------    ------------    ------------
 Net Increase (Decrease) .........................            --              --              --
                                                    ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           117             134             107
 Redeemed ........................................          (116)           (103)            (55)
                                                    ------------    ------------    ------------
 Net Increase (Decrease) .........................             1              31              52
                                                    ------------    ------------    ------------



                                                                   EQ/Putnam Voyager
                                                   --------------------------------------------------
                                                         2003             2002             2001
                                                   ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (7,260)       $  (6,791)       $  (6,498)
 Net realized gain (loss) on investments .........     (130,523)        (180,020)         (90,894)
 Change in unrealized appreciation
  (depreciation) on investments ..................      514,584         (264,798)        (153,864)
                                                      ---------        ---------        ---------
 Net increase (decrease) in net assets from
  operations .....................................      376,801         (451,609)        (251,256)
                                                      ---------        ---------        ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      299,660          376,125          665,693
  Transfers between funds and guaranteed
   interest account, net .........................       47,522           99,421          461,861
  Transfers for contract benefits and
   terminations ..................................      (21,857)         (25,683)         (30,677)
  Contract maintenance charges ...................     (121,099)        (121,957)         (91,205)
                                                      ---------        ---------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      204,226          327,906        1,005,672
                                                      ---------        ---------        ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        9,746           58,719            1,590
                                                      ---------        ---------        ---------
Increase (Decrease) in Net Assets ................      590,773          (64,984)         756,006
Net Assets -- Beginning of Period ................    1,433,504        1,498,488          742,482
                                                      ---------        ---------        ---------
Net Assets -- End of Period ......................   $2,024,277       $1,433,504       $1,498,488
                                                     ==========       ==========       ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           --               --               --
 Redeemed ........................................           --               --               --
                                                      ----------       ----------       ----------
 Net Increase (Decrease) .........................           --               --               --
                                                      ----------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................            7                8               12
 Redeemed ........................................           (4)              (4)              (2)
                                                      -----------      -----------      -----------
 Net Increase (Decrease) .........................            3                4               10
                                                      -----------      -----------      -----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Small Company Index
                                                   ---------------------------------------------
                                                          2003             2002          2001
                                                   ----------------- --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    21,662       $      (23)    $   1,623
 Net realized gain (loss) on investments .........       259,217          (40,343)       (5,635)
 Change in unrealized appreciation
  (depreciation) on investments ..................       839,581         (148,885)       38,966
                                                      ----------       ----------     ---------
 Net increase (decrease) in net assets from
  operations .....................................     1,120,461         (189,251)       34,954
                                                      ----------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     1,068,379          157,952        96,565
  Transfers between funds and guaranteed
   interest account, net .........................     8,120,640           88,392       393,493
  Transfers for contract benefits and
   terminations ..................................       (91,063)            (183)       (1,623)
  Contract maintenance charges ...................      (198,543)         (22,592)      (12,197)
                                                      ----------       ----------     ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     8,899,413          223,569       476,238
                                                      ----------       ----------     ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        15,113           84,102           820
                                                      ----------       ----------     ---------
Increase (Decrease) in Net Assets ................    10,034,987          118,420       512,012
Net Assets -- Beginning of Period ................       703,334          584,914        72,902
                                                      ----------       ----------     ---------
Net Assets -- End of Period ......................   $10,738,321       $  703,334     $ 584,914
                                                     ===========       ==========     =========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................          124                --            --
 Redeemed ........................................          (73)               --            --
                                                      -----------      ----------     ---------
 Net Increase (Decrease) .........................           51                --            --
                                                      -----------      ----------     ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           22                3              5
 Redeemed ........................................           (4)              (2)            --
                                                      -----------      ----------     ---------
 Net Increase (Decrease) .........................            18                1             5
                                                      -----------      ----------     ---------



                                                                                                       Fidelity VIP
                                                                                                      Asset Manager:
                                                                     EQ/Technology                      Growth (s)
                                                   ------------------------------------------------- ---------------
                                                         2003            2002             2001             2003
                                                   --------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (232,593)   $     (204,177)  $     (215,661)          --
 Net realized gain (loss) on investments .........    (3,667,713)       (6,118,506)     (18,298,009)       5,903
 Change in unrealized appreciation
  (depreciation) on investments ..................    18,909,006       (13,818,767)       7,601,879      102,299
                                                    ------------    --------------   --------------      -------
 Net increase (decrease) in net assets from
  operations .....................................    15,008,700       (20,141,450)     (10,911,791)     108,202
                                                    ------------    --------------   --------------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    10,299,794        12,166,810       13,314,847        2,114
  Transfers between funds and guaranteed
   interest account, net .........................        32,435         1,362,801       11,082,053    1,062,956
  Transfers for contract benefits and
   terminations ..................................    (1,606,790)       (1,486,390)        (886,319)          --
  Contract maintenance charges ...................    (4,010,128)       (4,049,867)      (3,496,414)      (9,899)
                                                    ------------    --------------   --------------    ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     4,715,311         7,993,354       20,014,167    1,055,171
                                                    ------------    --------------   --------------    ---------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........        24,764            46,119          (42,048)          --
                                                    ------------    --------------   --------------    ---------
Increase (Decrease) in Net Assets ................    19,748,775       (12,101,977)       9,060,328    1,163,373
Net Assets -- Beginning of Period ................    32,310,729        44,412,706       35,352,378           --
                                                    ------------    --------------   --------------    ---------
Net Assets -- End of Period ......................  $ 52,059,504    $   32,310,729   $   44,412,706    $1,163,373
                                                    ============    ==============   ==============    ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................            --                --               --           --
 Redeemed ........................................            --                --               --           --
                                                    ------------    --------------   --------------    ----------
 Net Increase (Decrease) .........................            --                --               --           --
                                                    ------------    --------------   --------------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           649               982            1,472           11
 Redeemed ........................................          (509)             (774)          (1,113)          (1)
                                                    ------------    --------------   --------------    ----------
 Net Increase (Decrease) .........................           139               208              359           10
                                                    ------------    --------------   --------------    ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Fidelity VIP       Fidelity VIP         Fidelity VIP
                                                    Contrafund (s)   Equity-Income (s)   Growth & Income (s)
                                                   ---------------- ------------------- ---------------------
                                                         2003               2003                 2003
                                                   ---------------- ------------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................            --               --                   --
 Net realized gain (loss) on investments .........        13,868           65,954               10,891
 Change in unrealized appreciation
  (depreciation) on investments ..................       315,370          311,516              132,444
                                                      ----------       ----------           ----------
 Net increase (decrease) in net assets from
  operations .....................................       329,238          377,470              143,335
                                                      ----------       ----------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        51,912           36,491               31,645
  Transfers between funds and guaranteed
   interest account, net .........................     2,544,173        2,155,897            1,527,683
  Transfers for contract benefits and
   terminations ..................................            --               --                   --
  Contract maintenance charges ...................       (19,677)         (19,889)             (13,856)
                                                      ----------       ----------           ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     2,576,408        2,172,499            1,545,472
                                                      ----------       ----------           ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........            --               --                   --
                                                      ----------       ----------           ----------
Increase (Decrease) in Net Assets ................     2,905,646        2,549,969            1,688,806
Net Assets -- Beginning of Period ................            --               --                   --
                                                      ----------       ----------           ----------
Net Assets -- End of Period ......................    $2,905,646       $2,549,969           $1,688,806
                                                      ==========       ==========           ==========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           --                --                   --
 Redeemed ........................................           --                --                   --
                                                      ----------       ----------           ----------
 Net Increase (Decrease) .........................           --                --                   --
                                                      ----------       ----------           ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           25                24                   16
 Redeemed ........................................           (2)               (4)                  (2)
                                                      ----------       ----------           ----------
 Net Increase (Decrease) .........................           23                20                   14
                                                      ----------       ----------           ----------



                                                                       Fidelity VIP
                                                      Fidelity VIP      Investment      Fidelity VIP    Fidelity VIP
                                                    High Income (s)   Grade Bond (s)     Mid Cap (s)     Value (s)
                                                   ----------------- ---------------- ---------------- -------------
                                                          2003             2003             2003            2003
                                                   ----------------- ---------------- ---------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................           --                 --              --       $ 2,589
 Net realized gain (loss) on investments .........        5,913            (29,542)          7,198         9,875
 Change in unrealized appreciation
  (depreciation) on investments ..................      113,927             81,467         166,833        52,233
                                                     ----------         ----------      ----------      --------
 Net increase (decrease) in net assets from
  operations .....................................      119,840             51,925         174,031        64,697
                                                     ----------         ----------      ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       40,013             47,192          47,173        22,350
  Transfers between funds and guaranteed
   interest account, net .........................    2,324,923          3,629,163       1,482,466       776,775
  Transfers for contract benefits and
   terminations ..................................           --                 --              --            --
  Contract maintenance charges ...................      (14,715)           (47,690)        (11,055)       (6,234)
                                                     ----------         ----------      ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,350,221          3,628,665       1,518,584       792,891
                                                     ----------         ----------      ----------      --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           --                 --              --            --
                                                     ----------         ----------      ----------      --------
Increase (Decrease) in Net Assets ................    2,470,061          3,680,589       1,692,615       857,588
Net Assets -- Beginning of Period ................           --                 --              --            --
                                                     ----------         ----------      ----------      --------
Net Assets -- End of Period ......................   $2,470,061         $3,680,589      $1,692,615      $857,588
                                                     ==========         ==========      ==========      ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................           --                 --              --            --
 Redeemed ........................................           --                 --              --            --
                                                     ----------         ----------      ----------      --------
 Net Increase (Decrease) .........................           --                 --              --            --
                                                     ----------         ----------      ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................           29                 80              16             8
 Redeemed ........................................           (7)                44              (4)           (1)
                                                     ----------         ----------      ----------      --------
 Net Increase (Decrease) .........................           22                 36              12             7
                                                     ----------         ----------      ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      Fidelity VIP                MFS Mid
                                                   Value Strategies(s)          Cap Growth (i)
                                                   ------------------- ----------------------------
                                                        2003             2003              2002
                                                   --------------      -----------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................      $    12,099       $      (352)      $        (1)
 Net realized gain (loss) on investments .....           17,746             2,185                 3
 Change in unrealized appreciation
  (depreciation) on investments ..............          107,545            15,800                (6)
                                                    -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations .................................          137,390            17,633                (4)
                                                    -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......           46,476            87,467              --
  Transfers between funds and guaranteed
   interest account, net .....................        2,383,796            23,629               953
  Transfers for contract benefits and
   terminations ..............................             --                  (4)             --
  Contract maintenance charges ...............          (18,891)           (9,060)             (535)
                                                    -----------       -----------       -----------
 Net increase (decrease) in net assets from
  contractowners transactions ................        2,411,381           102,033               418
                                                    -----------       -----------       -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ......             --                 352                 2
                                                    -----------       -----------       -----------
Increase (Decrease) in Net Assets ............        2,548,771           120,018               416
Net Assets -- Beginning of Period ............             --                 416              --
                                                    -----------       -----------       -----------
Net Assets -- End of Period ..................      $ 2,548,771       $   120,434       $       416
                                                    ===========       ===========       ===========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ......................................             --                   1              --
 Redeemed ....................................             --                --                --
                                                    -----------       -----------       -----------
 Net Increase (Decrease) .....................             --                   1              --
                                                    -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................               20              --                --
 Redeemed ....................................               (3)             --                --
                                                    -----------       -----------       -----------
 Net Increase (Decrease) .....................               17              --                --
                                                    -----------       -----------       -----------



                                                     PEA Renaissance (i)     PIMCO Total Return (i)
                                                 ------------------------   -----------------------
                                                     2003          2002         2003         2002
                                                 ------------   ---------   ----------    ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................   $     80,922    $    104    $   4,739    $  1,035
 Net realized gain (loss) on investments .....        203,451          49          472          (1)
 Change in unrealized appreciation
  (depreciation) on investments ..............      1,537,368          13         (251)        145
                                                 ------------    --------    ---------    --------
 Net increase (decrease) in net assets from
  operations .................................      1,821,741         166        4,960       1,179
                                                 ------------    --------    ---------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......        981,970      18,392      151,600      22,110
  Transfers between funds and guaranteed
   interest account, net .....................      8,531,262       3,518       (5,256)      9,175
  Transfers for contract benefits and
   terminations ..............................        (24,176)       --            (25)       --
  Contract maintenance charges ...............       (189,818)     (1,343)     (20,175)       (811)
                                                 ------------    --------    ---------    --------
 Net increase (decrease) in net assets from
  contractowners transactions ................      9,299,240      20,567      126,144      30,474
                                                 ------------    --------    ---------    --------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ......          7,119        (102)         583         144
                                                 ------------    --------    ---------    --------
Increase (Decrease) in Net Assets ............     11,128,100      20,633      131,686      31,797
Net Assets -- Beginning of Period ............         20,633        --         31,797        --
                                                 ------------    --------    ---------    --------
Net Assets -- End of Period ..................   $ 11,148,733    $ 20,633    $ 163,483    $ 31,797
                                                 ============    ========    =========    ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ......................................             75        --              2        --
 Redeemed ....................................            (11)       --             (1)       --
                                                 ------------    --------    ---------    --------
 Net Increase (Decrease) .....................             65        --              1        --
                                                 ------------    --------    ---------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           --          --           --          --
 Redeemed ....................................           --          --           --          --
                                                 ------------    --------    ---------    --------
 Net Increase (Decrease) .....................           --          --           --          --
                                                 ------------    --------    ---------    --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          U.S. Real Estate (j)          Vanguard VIF Equity Index (d)
                                                     -------------------------------   -------------------------------
                                                           2003             2002            2003             2002
                                                     ---------------   -------------   --------------   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    (6,747)     $   63,796       $    500          $  (123)
 Net realized gain (loss) on investments .........         120,772              99         12,522             (789)
 Change in unrealized appreciation
  (depreciation) on investments ..................       1,766,713         (48,679)       110,222           (2,230)
                                                       -----------      ----------       --------          -------
 Net increase (decrease) in net assets from
  operations .....................................       1,880,738          15,216        123,244           (3,142)
                                                       -----------      ----------       --------          -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       1,928,653           2,241        537,994           77,588
  Transfers between funds and guaranteed
   interest account, net .........................       7,925,696       1,296,125        226,388           41,182
  Transfers for contract benefits and
   terminations ..................................         (26,380)             --            (11)              --
  Contract maintenance charges ...................        (266,153)         (8,524)       (69,395)          (4,347)
                                                       -----------      ----------       --------          -------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       9,561,817       1,289,842        694,976          114,423
                                                       -----------      ----------       --------          -------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account FP ..........           6,394              --          2,429              124
                                                       -----------      ----------       --------          -------
Increase (Decrease) in Net Assets ................      11,448,949       1,305,058        820,649          111,405
Net Assets -- Beginning of Period ................       1,305,058              --        111,405               --
                                                       -----------      ----------       --------          -------
Net Assets -- End of Period ......................     $12,754,007      $1,305,058       $932,054          $111,405
                                                       ===========      ==========       ========          ========
Changes in Units:
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             111              12             10                2
 Redeemed ........................................             (32)             --             (2)              (1)
                                                       -----------      ----------       -----------       ---------
 Net Increase (Decrease) .........................              79              12              8                1
                                                       -----------      ----------       ----------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................              --              --             --               --
 Redeemed ........................................              --              --             --               --
                                                       -----------      ----------       ----------        ---------
 Net Increase (Decrease) .........................              --              --             --               --
                                                       -----------      ----------       ----------        ---------

-------
The accompanying notes are an integral part of these financial statements.
(a) Commenced operations on October 22, 2001.
(b) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio, occurred on May 18, 2001 (See Note 5).
(c) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001 (See Note 5).
(d) Commenced operations on April 26, 2002.
(e) Commenced operations on May 13, 2002.
(f) A substitution of EQ/T. Rowe Price International Portfolio for the Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).
(g) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(h) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(i) Commenced operations on August 2, 2002.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(j) Commenced operations on November 5, 2002.
(k) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(l) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(s) Commenced operations on May 2, 2003.
(t) Commenced operations on October 13, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2003


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, Pimco Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 62 variable investment options(1):

o AXA Aggressive Allocation Portfolio
o AXA Conservative Allocation Portfolio
o AXA Conservative-Plus Allocation Portfolio
o AXA Moderate Allocation(2)
o AXA Moderate-Plus Allocation Portfolio
o AXA Premier VIP Aggressive Equity(3)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(4)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o AXA Rosenberg VIT Value Long/Short Equity
o Davis Value
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(6)
o EQ/Equity 500 Index(7)
o EQ/Evergreen Omega(8)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value(9)
o EQ/J.P. Morgan Core Bond(10)
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity(11)
o EQ/Mercury International Value(18)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust(12)
o EQ/Money Market(13)
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager(14)
o EQ/Small Company Index(15)
o EQ/Technology(16)
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o MFS Mid Cap Growth
o PEA Renaissance(17)
o PIMCO Total Return
o U.S. Real Estate
o Vanguard VIF Equity Index

----------------------

 1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
 2) Formerly known as EQ/Balanced
 3) Formerly known as EQ/Aggressive Stock
 4) Formerly known as EQ/High Yield
 5) Formerly known as Lazard Large Cap Value
 6) Formerly known as Morgan Stanley Emerging Markets Equity
 7) Formerly known as Alliance Equity Index
 8) Formerly known as EQ/Evergreen
 9) Formerly known as Warburg Pincus Small Company Value
10) Formerly known as JPM Core Bond Portfolio
11) Formerly known as Merrill Lynch Basic Value Equity
12) Formerly known as MFS Growth with Income
13) Formerly known as EQ/Alliance Money Market
14) Formerly known as EQ/Putnam Investors Growth
15) Formerly known as BT Small Company Index
16) Formerly known as EQ/Alliance Technology
17) Formerly known as PIMCO Renaissance
18) Formerly known as EQ/Putnam International Equity

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), Incentive Life COLI and Incentive Life COLI '04, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distributor Channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


2. Significant Accounting Policies (Concluded)

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:



                                                             Purchases          Sales
                                                           -------------   --------------
AXA Aggressive Allocation ..............................        722,597         167,601
AXA Conservative Allocation ............................         52,118          12,515
AXA Conservative-Plus Allocation .......................        225,817          52,365
AXA Moderate Allocation ................................     90,864,253     165,169,971
AXA Moderate-Plus Allocation ...........................      1,254,680           4,838
AXA Premier VIP Aggressive Equity ......................     16,275,745      32,883,543
AXA Premier VIP Core Bond ..............................     42,796,784      24,754,640
AXA Premier VIP Health Care ............................      9,536,025       2,280,761
AXA Premier High Yield .................................    238,809,230     180,589,149
AXA Premier VIP International Equity ...................      5,421,669         919,174
AXA Premier VIP Large Cap Core Equity ..................      2,143,344         214,975
AXA Premier VIP Large Cap Growth .......................      8,643,330       2,729,391
AXA Premier VIP Large Cap Value ........................      4,896,772       2,156,897
AXA Premier VIP Small/Mid Cap Growth ...................     12,281,368       4,816,952
AXA Premier VIP Small/Mid Cap Value ....................     20,659,464       7,100,898
AXA Premier VIP Technology .............................      8,448,068         766,554
AXA Rosenberg VIT Value Long/Short Equity ..............     20,591,281      12,199,137
Davis Value ............................................        217,735          23,163
EQ/Alliance Common Stock ...............................    100,757,984     145,006,900
EQ/Alliance Growth and Income ..........................     53,764,028      43,627,549
EQ/Alliance Intermediate Government Securities .........     84,220,984      92,012,447
EQ/Alliance International ..............................     97,773,153     106,233,016
EQ/Alliance Premier Growth .............................     13,523,576      13,880,515
EQ/Alliance Quality Bond ...............................     67,494,507      75,305,443
EQ/Alliance Small Cap Growth ...........................     36,408,438      24,355,806
EQ/Bernstein Diversified Value .........................     49,379,026      27,384,508
EQ/Calvert Socially Responsible ........................          1,779              70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


3. Purchases and Sales of Investments (Concluded)

                                                 Purchases          Sales
                                               -------------   --------------
EQ/Capital Guardian International ..........        808,711         107,505
EQ/Capital Guardian Research ...............     15,555,090       9,591,120
EQ/Capital Guardian U.S. Equity ............     21,958,136       7,475,163
EQ/Emerging Markets Equity .................     43,135,060      35,424,832
EQ/Equity 500 Index ........................     89,562,854      61,793,548
EQ/Evergreen Omega .........................      7,721,211       3,699,917
EQ/FI MidCap ...............................     33,622,731      11,797,056
EQ/FI Small/Mid Cap Value ..................     36,539,330      22,306,255
EQ/JP Morgan Core Bond .....................      4,030,811       3,628,468
EQ/Janus Large Cap Growth ..................      7,949,803       6,589,189
EQ/Lazard Small Cap Value ..................      2,202,020       1,033,799
EQ/Marsico Focus ...........................     39,977,955       4,644,219
EQ/Mercury Basic Value Equity ..............     37,228,628      24,622,881
EQ/Mercury International Value .............     30,213,822      22,052,174
EQ/MFS Emerging Growth Companies ...........     20,405,601      24,341,024
EQ/MFS Investors Trust .....................      6,983,902       4,640,337
EQ/Money Market ............................    391,702,854     478,276,625
EQ/Putnam Growth and Income Value ..........      8,774,125       8,535,450
EQ/Putnam Voyager ..........................        469,671         262,908
EQ/Small Company Index .....................     17,413,025       8,412,493
EQ/Technology ..............................     13,361,756       8,853,920
MFS Mid Cap Growth .........................        113,980          11,946
PEA Renaissance ............................     10,609,827       1,310,694
PIMCO Total Return .........................        214,020          84,024
U.S Real Estate ............................     10,997,328       1,435,770
Vanguard VIF Equity Index ..................        793,485          89,277
Fidelity VIP Asset Manager: Growth .........      1,120,171          65,000
Fidelity VIP Contra Fund ...................      2,705,308         128,899
Fidelity VIP Equity-Income .................      2,624,866         452,367
Fidelity VIP Growth & Income ...............      1,670,810         125,338
Fidelity VIP High Income ...................      3,141,310         791,089
Fidelity VIP Investment Grade Bond .........      7,500,053       3,871,388
Fidelity VIP Mid Cap .......................      1,764,535         245,951
Fidelity VIP Value .........................        944,828         149,348
Fidelity VIP Value Strategies ..............      2,725,150         301,670

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Mangement LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust--AXA Rosenberg VIT Value Long/ Short Equity Portfolio. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, FMR Co., Inc. serves as investment manager for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. Massachusetts

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


4. Expenses and Related Party Transactions (Concluded)

   Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--PEA Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions/Transfers

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


-------------------------------------------------------------------------------------------------------------
 May 2, 2003                          Removed Portfolio                           Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                        EQ/International Equity Index Portfolio        EQ/Alliance International Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                      8,350                                        7,900
Shares -- Class B                     70,385                                       67,601
Value -- Class A                 $    59,088                                  $    59,088
Value -- Class B                 $   498,398                                  $   498,398
Net Assets before                $   557,486                                  $33,139,983
Net Assets after                                                              $33,697,469
-------------------------------------------------------------------------------------------------------------
 November 22, 2002                   Removed Portfolio                          Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                                EQ/MFS Research Portfolio            EQ/Capital Guardian Research Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                 4,335,056                                    4,358,366
Value -- Class B                $38,119,315                                  $38,119,315
Net Assets before               $38,119,315                                  $18,068,522
Net Assets after                                                             $56,187,837
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


5. Substitutions/Transfers (Continued)


-------------------------------------------------------------------------------------------------------------
 May 2, 2003                          Removed Portfolio                             Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                        EQ/Alliance Growth Investors Portfolio            AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                        51,453,894                                       55,402,308
Shares -- Class B                         1,872,853                                        2,024,189
Value -- Class A                       $721,568,581                                   $  721,568,581
Value -- Class B                       $ 26,179,797                                   $   26,179,797
Net Assets before                      $747,748,378                                   $  601,286,095
Net Assets after                                                                      $1,349,034,473
-------------------------------------------------------------------------------------------------------------
                              EQ/Alliance Global Portfolio                EQ/Alliance International Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                        27,085,484                                       43,212,510
Shares -- Class B                         1,688,036                                        2,704,868
Value -- Class A                       $321,766,287                                   $  321,766,287
Value -- Class B                       $ 19,861,058                                   $   19,861,058
Net Assets before                      $341,627,845                                   $   60,898,203
Net Assets after                                                                      $  402,526,048
-------------------------------------------------------------------------------------------------------------
 July 12, 2002                      Removed Portfolio                              Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                              AXP New Dimensions Portfolio            EQ/Capital Guardian U.S. Equity Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                           646,346                                          466,139
Value -- Class B                       $  3,739,434                                   $    3,739,434
Net Assets before                      $  3,739,434                                   $   17,722,126
Net Assets after                                                                      $   21,461,560
-------------------------------------------------------------------------------------------------------------
                           AXP Strategy Aggressive Portfolio                EQ/Alliance Small Cap Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                            208,991
Shares -- Class B                           918,822                                           74,901
Value -- Class A                                                                      $    2,022,745
Value -- Class B                       $  2,738,295                                   $      715,550
Net Assets before                      $  2,738,295                                   $  121,231,952
Net Assets after                                                                      $  123,970,247
-------------------------------------------------------------------------------------------------------------
 April 26, 2002                     Removed Portfolio                              Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                        EQ/T.Rowe Price International Portfolio           EQ/Mercury International Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                         6,910,736                                        5,546,857
Value -- Class B                       $ 58,695,342                                   $   58,695,342
Net Assets before                      $ 58,695,342                                   $    2,614,787
Net Assets after                                                                      $   61,310,129
-------------------------------------------------------------------------------------------------------------
 May 18, 2001                       Removed Portfolio                              Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                      Alliance Conservative Investors Portfolio           AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                       17,996,107
Shares -- Class B                          369,654
Value -- Class A                      $213,613,796
Value -- Class B                      $  4,369,307
Net Assets before                     $217,993,103
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


5. Substitutions/Transfers (Continued)


-------------------------------------------------------------------------------------------------------------
 May 2, 2003                         Removed Portfolio                             Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                          EQ/Evergreen Foundation Portfolio              AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                      29,561
Shares -- Class B                      22,643
Value -- Class A                  $   279,939
Value -- Class B                  $   214,429
Net Assets before                 $   494,368
-------------------------------------------------------------------------------------------------------------
                             EQ/Putnam Balanced Portfolio                AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                     910,237
Shares -- Class B                     107,226
Value -- Class A                  $11,241,432
Value -- Class B                  $ 1,324,236
Net Assets before                 $12,565,668
-------------------------------------------------------------------------------------------------------------
                           Mercury World Strategy Portfolio              AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                     475,863
Shares -- Class B                      59,561
Value -- Class A                  $ 4,668,221
Value -- Class B                  $   584,293
Net Assets before                 $ 5,252,514
-------------------------------------------------------------------------------------------------------------
 Total Impact                                                            AXA Moderate Allocation Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                    14,665,181
Shares -- Class B                                                                       416,171
Value -- Class A                                                                   $229,803,388
Value -- Class B                                                                   $  6,492,265
Net Assets before                                                                  $515,130,871
Net Assets after                                                                   $751,436,524
-------------------------------------------------------------------------------------------------------------
                      EQ/T. Rowe Price Equity Income Portfolio       EQ/Bernstein Diversified Value Portfolio
-------------------------------------------------------------------------------------------------------------
Shares -- Class B                    5,374,332                                        6,288,796
Value -- Class B                   $71,048,669                                     $ 71,048,669
Net Assets before                  $71,048,669                                     $    648,683
Net Assets after                                                                   $ 71,697,352
-------------------------------------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this was to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


6. Asset Charges

Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             Mortality and Expense   Mortality(b)   Administrative(b)    Total
                                                            ----------------------- -------------- ------------------- ---------
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 (a) ...................           .60%               --                --              .60%
Incentive Life '02 (b) ....................................           .80%               --                --              .80%
Incentive Life COLI '04 (b)(c) ............................           .75%               --                --              .75%
Survivorship Incentive Life '02 (b) .......................           .90%               --                --              .90%
Paramount Life (a) ........................................           .60%               --                --              .60%
IL Plus Original Series (b) ...............................           .60%               --                --              .60%
Incentive Life COLI (b) ...................................           .60%               --                --              .60%
Incentive Life COLI '04 (b)(c) ............................           .75%               --                --              .75%
Survivorship Incentive Life 1999 (a) ......................           .60%               --                --              .60%
Survivorship 2000 (a) .....................................           .90%               --                --              .90%
IL Protector (a) ..........................................           .80%               --                --              .80%
SP-Flex (a) ...............................................           .85%               .60%              .35%           1.80%

----------
(a)   Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)
      Policy years 21 and later 0.35% (0.50% maximum)


The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment option.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, ILCOLI '04, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Incentive Life COLI, Survivorship Incentive Life, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Paramount Life, IL Protector, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by Equitable Life for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


Charges                               When charge is deducted
-------                               -----------------------
Riders                                Monthly
Death Benefit Guarantee (Guaranteed   Monthly
Minimum Death Benefit Charge).


Charges                                                 Amount deducted                       How deducted
-------                                                 ---------------                       ------------
Riders                                Amount varies depending on the specifics of your   Unit liquidation from
                                      policy.                                            account value
Death Benefit Guarantee (Guaranteed   Low - $0.01 for each $1,000 of face amount of      Unit liquidation from
Minimum Death Benefit Charge).        the policy.                                        account value
                                      High - $0.02 for each $100 of face amount of the
                                      policy.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


6. Asset Charges (Concluded)


Charges                                     When charge is deducted
-------                                     -----------------------
Taxes                                       At time of premium
                                            payment
Premium charge                              At time of premium
                                            payment
Premium Sales Charge                        At time of premium
                                            payment
Monthly administrative charges              Monthly
Cost of Insurance (COI) and Rating          Monthly
charge
Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.
Partial Withdrawal                          At time of transaction.
Increase in policy's face amount            At time of transaction.
Administrative Surrender Charge             At time of transaction.
Transfers among investment options          At time of transaction.
per policy year
Living Benefits Rider                       At time of transaction.



                      Amount deducted                         How deducted
                      ---------------                         ------------
  Varies by state of residence on insured person.        Deducted from
                                                         premium
  Low - $25.                                             Deducted from
                                                         premium
  High - $250
  Depending on the policy, varies from a flat fee of     Deducted from
  $25 to $250 to a range of 3% to 4% on each             premium
  premium limited to 40% of the first year premium
  Low - $4 per month                                     Unit liquidation from
                                                         account value
  High - Depending on face amount, policyholder
  age at issue and policy year, up to 55 per year.
  Amount varies depending upon specifics of policy.      Unit liquidation from
  COI based upon amount at risk. Rating Charge           account value
  based upon face amount of insurance.
  Low - The amount of surrender charges is set forth     Unit liquidation from
  in your policy.                                        account value

  $25 ( or if less, 2% of the withdrawal)                Unit liquidation from
                                                         account value
  $1.50 for each $1,000 of the increase (but not         Unit liquidation from
  more than $250 in total)                               account value
  $540 which after the third year declines               Unit liquidation from
                                                         account value
  Low - $25 after 12 transfers                           Unit liquidation from
                                                         account value
  High - $25 after 4 transfers
  Low - $100                                             Unit liquidation from
                                                         account value
  High - Up to $250

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 109.58               --                  --           --            9.58%
         Highest contract charge 0.90% Class A (y)     $ 109.34               --                  --           --            9.34%
         All contract charges                                --                5          $      498         2.53%              --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (k)      $ 109.35               --                  --           --            9.35%
         Highest contract charge 0.90% Class B (y)     $ 109.27               --                  --           --            9.27%
         All contract charges                                --                1          $       70         2.53%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 102.56               --                  --           --            2.56%
         Highest contract charge 0.90% Class A (y)     $ 102.33               --                  --           --            2.33%
         All contract charges                                --               --                  --         5.78%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (y)      $ 102.34                --                  --           --           2.34%
         Highest contract charge 0.90% Class B (y)     $ 102.27                --                  --           --           2.27%
         All contract charges                                --                --                  --         5.78%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 104.56                --                  --           --           4.56%
         Highest contract charge 0.60% Class A (y)     $ 104.32                --                  --           --           4.32%
         All contract charges                                --                 2          $      171         6,23%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (y)      $ 104.34                --                  --           --           4.34%
         Highest contract charge 0.90% Class B (y)     $ 104.26                --                  --           --           4.26%
         All contract charges                                --                --                  --         6.23%             --
AXA Moderate Allocation (h)(u)
------------------------------
         Unit Value 0.00% to 0.90%*                                            --                  --           --          19.42%
  2003   Lowest contract charge 0.00% Class A          $ 217.54                --                  --           --          18.35%
         Highest contract charge 0.90% Class A         $ 212.66             3,223          $1,365,262         2.42%             --
         All contract charges                                --                --                  --           --        (12.52)%
  2002   Lowest contract charge 0.00% Class A          $ 182.16                --                  --           --        (13.30)%
         Highest contract charge 0.90% Class A         $ 179.69             3,472          $1,247,446         1.63%             --
         All contract charges                                --                --                  --           --         (1.84)%
  2001   Lowest contract charge 0.00% Class A          $ 208.22                --                  --           --         (2.73)%
         Highest contract charge 0.90% Class A         $ 207.26             1,587          $  673,865         2.85%             --
         All contract charges                                --                --                  --           --         (1.32)%
  2000   Lowest contract charge 0.00% Class A          $ 212.12                --                  --           --         (2.21)%
         Highest contract charge 0.90% Class A         $ 213.08             1,128          $  502,845         3.23%             --
         All contract charges                                --                --                  --           --          17.79%
  1999   Lowest contract charge 0.00% Class A          $ 214.97                --                  --           --          16.73%
         Highest contract charge 0.90% Class A         $ 217.89             1,173          $  539,691         2.75%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)



  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (h)(u)
------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 108.53              --                  --           --           18.32%
         Highest contract charge 0.90% Class B (h)     $ 116.91              --                  --           --           18.07%
         All contract charges                                --             600          $   65,147         2.42%             --
  2002   Lowest contract charge 0.60% Class B (a)      $  91.64              --                  --           --           13.26%
         Highest contract charge 0.90% Class B (h)     $  99.02              --                  --           --           13.51%
         All contract charges                                --             524          $   48,019         1.63%             --
  2001   Lowest contract charge 0.60% Class B          $ 105.65              --                  --           --            2.69%
         Highest contract charge 0.90% Class B (h)     $ 114.49              --                  --           --          (3.93)%
         All contract charges                                --             169          $   17,855         2.85%             --
  2000   Lowest contract charge 0.60% Class B          $ 108.57              --                  --           --            2.17%
         Highest contract charge 0.60% Class B (h)     $ 108.57              --                  --           --              --
         All contract charges                                --              49          $    5,320         3.23%             --
  1999   Lowest contract charge 0.60% Class B          $ 110.98              --                  --           --           10.98%
         Highest contract charge 0.60% Class B (h)     $ 110.98              --                  --           --              --
         All contract charges                                --              12          $    1,332         2.75%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (y)      $ 108.39              --                  --           --            8.39%
         Highest contract charge 0.90% Class A (y)     $ 108.14              --                  --           --            8.14%
         All contract charges                                --              10          $    1,122         3.22%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B          $ 108.16              --                  --           --            8.16%
         Highest contract charge 0.90% Class B (y)     $ 108.08              --                  --           --            8.08%
         All contract charges                                --               1          $      161         3.22%             --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 137.53              --                  --           --           37.87%
         Highest contract charge 0.90% Class A         $ 153.75              --                  --           --           36.62%
         All contract charges                                --           1,268          $  501,715         0.00%             --
  2002   Lowest contract charge 0.00% Class A          $  99.75              --                  --           --         (28.69)%
         Highest contract charge 0.90% Class A         $ 112.54              --                  --           --         (29.33)%
         All contract charges                                --           1,303          $  380,055         0.01%             --
  2001   Lowest contract charge 0.00% Class A          $ 139.88              --                  --           --         (24.98)%
         Highest contract charge 0.90% Class A         $ 159.24              --                  --           --         (25.66)%
         All contract charges                                --           1,402          $  581,065         0.49%             --
  2000   Lowest contract charge 0.00% Class A          $ 186.45              --                  --           --         (13.13)%
         Highest contract charge 0.90% Class A         $ 214.20              --                  --           --         (13.91)%
         All contract charges                                --           1,466          $  823,956         0.36%             --
  1999   Lowest contract charge 0.00% Class A          $ 214.65              --                  --           --           18.84%
         Highest contract charge 0.90% Class A         $ 248.82              --                  --           --           17.71%
         All contract charges                                --           1,563          $1,048,693         0.33%             --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B          $  69.81              --                  --           --           36.70%
         Highest contract charge 0.90% Class B (k)     $  68.67              --                  --           --           36.28%
         All contract charges                                --             180          $   12,550         0.00%             --
  2002   Lowest contract charge 0.60% Class B(a)       $  51.07              --                  --           --         (29.30)%
         Highest contract charge 0.90% Class B (k)     $  50.39              --                  --           --         (29.51)%
         All contract charges                                --             149          $    7,609         0.01%             --
  2001   Lowest contract charge 0.60% Class B(a)       $  72.23              --                  --           --         (25.63)%
         Highest contract charge 0.90% Class B (k)     $  71.49              --                  --           --         (25.85)%
         All contract charges                                --             104          $    7,512         0.49%             --

                                      A-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)



  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment         Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     --------------------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity
---------------------------------
  2000   Lowest contract charge 0.60% Class B(a)      $  97.12         --                     --            --           (13.86)%
         Highest contract charge 0.90% Class B (k)    $  96.41         --                     --            --           (14.12)%
         All contract charges                               --         51               $  4,953          0.36%              --
  1999   Lowest contract charge 0.60% Class B(a)      $ 112.75         --                     --            --             17.83%
         Highest contract charge 0.90% Class B (k)    $ 112.26         --                     --            --             17.43%
         All contract charges                               --         14               $  1,579          0.33%              --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A(r)      $ 106.78         --                     --            --              4.02%
         Highest contract charge 0.60% Class A(v)     $ 111.27         --                     --            --              3.39%
         All contract charges                               --         29               $  3,055          3.49%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 102.66         --                     --            --              2.42%
         Highest contract charge 0.60% Class A (v)    $ 107.62         --                     --            --              5.92%
         All contract charges                               --          1               $    103          3.68%              --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B(l)      $ 112.23         --                     --            --              3.74%
         Highest contract charge 0.90% Class B(l)     $ 110.22         --                     --            --              2.81%
         All contract charges                               --        339               $ 37,698          3.49%              --
  2002   Lowest contract charge 0.00% Class B (l)     $ 108.18         --                     --            --              6.31%
         Highest contract charge 0.90% Class B (l)    $ 107.20         --                     --            --              5.70%
         All contract charges                               --        211               $ 22,720          3.68%              --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 129.56         --                     --            --             28.45%
         Highest contract charge 0.60% Class A(v)     $ 102.07         --                     --            --             27.68%
         All contract charges                               --          7               $    876          1.59%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 100.86         --                     --            --            (2.89)%
         Highest contract charge 0.60% Class A (v)    $  79.94         --                     --            --           (18.00)%
         All contract charges                               --         --                     --            --               --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B(I)      $ 102.58         --                     --            --             28.13%
         Highest contract charge 0.90% Class B(I)     $ 100.74         --                     --            --             26.99%
         All contract charges                               --        102               $ 10,414          1.59%              --
  2002   Lowest contract charge 0.00% Class B (l)     $  80.06         --                     --            --           (13.07)%
         Highest contract charge 0.90% Class B (l)    $  79.33         --                     --            --           (13.57)%
         All contract charges                               --         34               $  2,707            --               --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A         $ 176.48         --                     --            --             22.87%
         Highest contract charge 0.90% Class A        $ 194.09         --                     --            --             21.77%
         All contract charges                               --        700               $188,085          6.31%              --
  2002   Lowest contract charge 0.00% Class A         $ 143.63         --                     --            --            (2.70)%
         Highest contract charge 0.90% Class A        $ 159.39         --                     --            --            (3.58)%
         All contract charges                               --        527               $115,345          9.16%              --
  2001   Lowest contract charge 0.00% Class A         $ 147.62         --                     --            --              0.95%
         Highest contract charge 0.90% Class A        $ 165.31         --                     --            --              0.03%
         All contract charges                               --        508               $116,138          9.74%              --
  2000   Lowest contract charge 0.00% Class A         $ 146.24         --                     --            --            (8.65)%
         Highest contract charge 0.90% Class A        $ 165.25         --                     --            --            (9.47)%
         All contract charges                               --        525               $119,390         10.46%              --

                                      A-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP High Yield--------------------------
  1999   Lowest contract charge 0.00% Class A          $ 160.08             --                  --            --            (3.35)%
         Highest contract charge 0.90% Class A         $ 182.53             --                  --            --            (4.22)%
         All contract charges                                --            583            $148,479         10.74%             --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B(a)       $  91.32             --                  --            --            21.82%
         Highest contract charge 0.90% Class B (k)     $  89.83             --                  --            --            21.46%
         All contract charges                                --            167            $ 15,250          6.31%             --
  2002   Lowest contract charge 0.60% Class B(a)       $  74.96             --                  --            --            (3.53)%
         Highest contract charge 0.90% Class B (k)     $  73.96             --                  --            --            (3.82)%
         All contract charges                                --            118            $  8,845          9.16%             --
  2001   Lowest contract charge 0.60% Class B(a)       $  77.70             --                  --            --             0.08%
         Highest contract charge 0.90% Class B (k)     $  76.90             --                  --            --            (0.22)%
         All contract charges                                --             61            $  4,740          9.74%             --
  2000   Lowest contract charge 0.60% Class B(a)       $  77.64             --                  --            --            (9.44)%
         Highest contract charge 0.90% Class B (k)     $  77.07             --                  --            --            (9.71)%
         All contract charges                                --             24            $  1,863         10.46%             --
  1999   Lowest contract charge 0.60% Class B(a)       $  85.73             --                  --            --            (4.16)%
         Highest contract charge 0.90% Class B (k)     $  85.36             --                  --            --            (4.45)%
         All contract charges                                --              3            $    257         10.74%             --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 143.85             --                  --            --            34.54%
         Highest contract charge 0.60% Class A (v)     $ 107.30             --                  --            --            33.74%
         All contract charges                                --             38            $  1,072          1.59%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 106.92             --                  --            --            (2.55)%
         Highest contract charge 0.60% Class A (v)     $  80.23             --                  --            --           (19.36)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 137.77             --                  --            --            31.46%
         Highest contract charge 0.90% Class B (l)     $ 104.39             --                  --            --            33.12%
         All contract charges                                --             37            $  3,975          1.59%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  78.66             --                  --            --           (21.16)%
         Highest contract charge 0.90% Class B (l)     $  78.42             --                  --            --           (21.31)%
         All contract charges                                --              1            $     79            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 135.81             --                  --            --            28.45%
         Highest contract charge 0.60% Class A (v)     $  99.25             --                  --            --            27.69%
         All contract charges                                --              6            $    850          0.49%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.73             --                  --            --            (3.82)%
         Highest contract charge 0.60% Class A (v)     $  77.73             --                  --          0.17%          (19.20)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 123.43             --                  --            --           18.81%
         Highest contract charge 0.90% Class B (l)     $  97.48             --                  --            --           26.98%
         All contract charges                                --             12            $  1,276          0.49%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  77.00             --                  --            --           (16.99)%
         Highest contract charge 0.90% Class B (l)     $  76.77             --                  --          0.17%          (17.15)%
         All contract charges                                --             --                  --            --              --

                                      A-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 134.89             --                 --             --            30.95%
         Highest contract charge 0.60% Class A (v)     $  94.07             --                 --             --            30.17%
         All contract charges                                --             10             $1,200           0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 103.01             --                 --             --           (6.22)%
         Highest contract charge 0.60% Class A (v)     $  72.27             --                 --             --          (23.59)%
         All contract charges                                --             --                 --           0.00%             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 122.51             --                 --             --            18.93%
         Highest contract charge 0.90% Class B (l)     $  88.25             --                 --             --            29.45%
         All contract charges                                --             60             $5,341           0.00%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  68.38             --                 --             --          (18.92)%
         Highest contract charge 0.90% Class B (l)     $  68.17             --                 --             --          (19.08)%
         All contract charges                                --              2             $  137           0.00%             --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 138.26             --                 --             --            31.43%
         Highest contract charge 0.60% Class A (v)     $ 103.50             --                 --             --            30.63%
         All contract charges                                --              5             $  715           4.22%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.20             --                 --             --           (2.51)%
         Highest contract charge 0.60% Class A (v)     $  79.23             --                 --             --          (19.39)%
         All contract charges                                --             --                 --           0.00%             --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 127.60             --                 --             --            23.26%
         Highest contract charge 0.90% Class B (l)     $ 103.20             --                 --             --            29.91%
         All contract charges                                --             25             $2,607           4.22%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  79.68             --                 --             --          (18.89)%
         Highest contract charge 0.90% Class B (l)     $  79.44             --                 --             --          (19.04)%
         All contract charges                                --              3             $  239           0.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 151.50             --                 --             --            40.59%
         Highest contract charge 0.60% Class A (v)     $  91.50             --                 --             --            39.74%
         All contract charges                                --             12             $1,846           3.55%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 107.76             --                 --             --           (2.66)%
         Highest contract charge 0.60% Class A (v)     $  65.48             --                 --             --          (32.36)%
         All contract charges                                --             --                 --           0.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 136.50             --                 --             --            30.62%
         Highest contract charge 0.90% Class B (I)     $  86.54             --                 --             --            38.98%
         All contract charges                                --             72             $6,372           3.55%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  62.46             --                 --             --          (27.15)%
         Highest contract charge 0.90% Class B (l)     $  62.27             --                 --             --          (27.29)%
         All contract charges                                --              1             $   62           0.00%             --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
         Unit Value 0.00% to 0.60%*                                         --                 --             --            40.96%
  2003   Lowest contract charge 0.00% Class A (r)      $ 157.16             --                 --             --            40.12%
         Highest contract charge 0.60% Class A (v)     $ 103.10              9             $1,387           0.93%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.49              --                  --           --             0.42%
         Highest contract charge 0.60% Class A (v)     $  73.58              --                  --           --          (24.92)%
         All contract charges                                --              --                  --         0.00%             --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 105.03              --                  --           --            40.60%
         Highest contract charge 0.90% Class B (l)     $ 103.15              --                  --           --            39.34%
         All contract charges                                --             228          $   23,677         0.93%             --
  2002   Lowest contract charge 0.00% Class B (l)      $  74.70              --                  --           --          (23.23)%
         Highest contract charge 0.90% Class B (l)     $  74.03              --                  --           --          (23.68)%
         All contract charges                                --              89          $    6,610         0.00%             --
AXA Premier VIP Technology
--------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 177.01              --                  --           --            58.06%
         Highest contract charge 0.60% Class A (v)     $  97.82              --                  --           --            57.09%
         All contract charges                                --               6          $      966         7.16%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.99              --                  --           --           (5.67)%
         Highest contract charge 0.60% Class A (v)     $  62.27              --                  --           --          (33.60)%
         All contract charges                                --              --                  --         0.00%             --
AXA Premier VIP Technology
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (l)      $ 146.81              --                  --           --            38.51%
         Highest contract charge 0.90% Class B (l)     $  88.87              --                  --           --            56.21%
         All contract charges                                --              80          $    7,246         7.16%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  57.06              --                  --           --          (28.04)%
         Highest contract charge 0.90% Class B (l)     $  56.89              --                  --           --          (28.17)%
         All contract charges                                --               1          $       57         0.00%             --
AXA Rosenberg VIT Value Long/Short Equity Fund
----------------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B(x)       $  96.40              --                  --           --           (3.60)%
         Highest contract charge 0.90% Class B (x)     $  95.80              --                  --           --           (4.20)%
         All contract charges                                --              14          $    1,334           --              --
Davis Value
-----------
         Unit Value 0.60%
  2003   Lowest contract charge 0.60% Class A (q)      $ 114.61              --                  --           --            28.97%
         Highest contract charge 0.60% Class A (q)     $ 114.61              --                  --           --              --
         All contract charges                                --               2          $      254         1.31%             --
  2002   Lowest contract charge 0.60% Class A (q)      $  88.86              --                  --           --             5.03%
         Highest contract charge 0.60% Class A (q)     $  88.86              --                  --           --              --
         All contract charges                                --              --                  --         1.14%             --
EQ/Alliance Common Stock
------------------------
         Unit Value 0.00% to 0.90%*                                          --                  --           --            49.93%
  2003   Lowest contract charge 0.00% Class A          $ 266.82              --                  --           --            48.58%
         Highest contract charge 0.90% Class A         $ 308.18           3,597          $2,096,424         1.44%             --
         All contract charges                                --              --                  --           --          (28.69)%
  2002   Lowest contract charge 0.00% Class A          $ 177.96              --                  --           --          (29.33)%
         Highest contract charge 0.90% Class A         $ 207.42           3,745          $1,481,165         0.05%             --
         All contract charges                                --              --                  --           --          (24.98)%
  2001   Lowest contract charge 0.00% Class A          $ 266.27              --                  --           --          (25.66)%
         Highest contract charge 0.90% Class A         $ 313.16           4,121          $2,468,008         2.37%             --
         All contract charges                                --              --                  --           --          (13.13)%
  2000   Lowest contract charge 0.00% Class A          $ 297.57              --                  --           --          (13.91)%
         Highest contract charge 0.90% Class A         $ 353.18           4,224          $2,885,290         0.61%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     --------------------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
  1999   Lowest contract charge 0.00% Class A          $ 346.14             --                  --           --             18.84%
         Highest contract charge 0.90% Class A (a)     $ 414.53             --                  --           --             17.71%
         All contract charges                                --          4,565          $3,755,973         0.59%             --
EQ/Alliance Common Stock
------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B          $  99.63             --                  --           --             49.93%
         Highest contract charge 0.90% Class B (k)     $  98.01             --                  --           --             48.20%
         All contract charges                                --          1,659          $  165,489         1.44%             --
  2002   Lowest contract charge 0.60% Class B          $  67.02             --                  --           --           (33.77)%
         Highest contract charge 0.90% Class B (k)     $  66.13             --                  --           --           (33.93)%
         All contract charges                                --          1,424          $   95,436         0.05%             --
  2001   Lowest contract charge 0.60% Class B          $ 101.14             --                  --           --           (10.52)%
         Highest contract charge 0.90% Class B (k)     $ 100.09             --                  --           --           (11.33)%
         All contract charges                                --          1,055          $  106,703         2.37%             --
  2000   Lowest contract charge 0.60% Class B          $ 114.00             --                  --           --           (14.03)%
         Highest contract charge 0.90% Class B (k)     $ 113.16             --                  --           --           (14.80)%
         All contract charges                                --            565          $   64,410         0.61%             --
  1999   Lowest contract charge 0.60% Class B          $ 133.73             --                  --           --             25.19%
         Highest contract charge 0.90% Class B (k)     $ 133.16             --                  --           --             24.07%
         All contract charges                                --             96          $   12,838         0.59%             --
EQ/Alliance Growth and Income
-----------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 301.40             --                  --           --             30.75%
         Highest contract charge 0.90% Class A         $ 271.78             --                  --           --             29.58%
         All contract charges                                --          1,197          $  338,204         1.13%             --
  2002   Lowest contract charge 0.00% Class A          $ 230.51             --                  --           --           (21.07)%
         Highest contract charge 0.90% Class A         $ 209.75             --                  --           --           (21.78)%
         All contract charges                                --          1,220          $  264,369         1.43%             --
  2001   Lowest contract charge 0.00% Class A          $ 292.03             --                  --           --            (1.29)%
         Highest contract charge 0.90% Class A         $ 268.14             --                  --           --            (2.18)%
         All contract charges                                --          1,203          $  332,135         1.03%             --
  2000   Lowest contract charge 0.00% Class A          $ 295.84             --                  --           --              8.95%
         Highest contract charge 0.90% Class A         $ 274.12             --                  --           --              7.98%
         All contract charges                                --            982          $  276,226         0.94%             --
  1999   Lowest contract charge 0.00% Class A          $ 271.53             --                  --           --             18.66%
         Highest contract charge 0.90% Class A         $ 253.86             --                  --           --             17.60%
         All contract charges                                --            881          $  228,564         0.27%             --
EQ/Alliance Growth and Income
-----------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 114.06             --                  --           --             29.65%
         Highest contract charge 0.90% Class B (l)     $ 129.60             --                  --           --             29.25%
         All contract charges                                --            805          $   91,876         1.13%             --
  2002   Lowest contract charge 0.60% Class B (a)      $  87.98             --                  --           --           (21.74)%
         Highest contract charge 0.90% Class B (l)     $ 100.27             --                  --           --           (18.59)%
         All contract charges                                --            684          $   60,178         1.43%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 112.42             --                  --           --            (2.13)%
         Highest contract charge 0.90% Class B (l)           --             --                  --           --              --
         All contract charges                                --            431          $   48,453         1.03%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 114.87             --                  --           --              8.03%
         Highest contract charge 0.90% Class B (l)           --             --                  --           --              --
         All contract charges                                --            158          $   18,149         0.94%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 106.33             --                  --           --              6.33%
         Highest contract charge 0.90% Class B (l)           --             --                  --           --              --
         All contract charges                                --             30          $    3,190         0.27%             --

                                      A-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class A          $ 179.15              --                 --            --             2.40%
         Highest contract charge 0.90% Class A         $ 172.44              --                 --            --             1.47%
         All contract charges                                --             828           $160,867          4.11%             --
  2002   Lowest contract charge 0.60% Class A          $ 174.96              --                 --            --             8.86%
         Highest contract charge 0.90% Class A         $ 169.94              --                 --            --             7.88%
         All contract charges                                --             925           $177,235          5.01%             --
  2001   Lowest contract charge 0.60% Class A          $ 160.72              --                 --            --             8.16%
         Highest contract charge 0.90% Class A         $ 157.52              --                 --            --             7.18%
         All contract charges                                --             645           $113,408          4.25%              --
  2000   Lowest contract charge 0.60% Class A          $ 148.60              --                 --            --             9.17%
         Highest contract charge 0.90% Class A         $ 146.97              --                 --            --             8.19%
         All contract charges                                --             431           $ 71,579          5.48%             --
  1999   Lowest contract charge 0.60% Class A          $ 136.12              --                 --            --             0.14%
         Highest contract charge 0.90% Class A         $ 135.85              --                 --            --           (0.76)%
         All contract charges                                --             506           $ 77,673          5.14%            --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 179.15              --                 --            --             2.40%
         Highest contract charge 0.90% Class B (l)     $ 128.60              --                 --            --             1.22%
         All contract charges                                --             239           $ 30,873          4.11%             --
  2002   Lowest contract charge 0.60% Class B (a)      $ 125.69              --                 --            --             7.93%
         Highest contract charge 0.90% Class B (l)     $ 127.05              --                 --            --            63.98%
         All contract charges                                --             205           $ 25,766          5.01%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 116.45              --                 --            --             7.24%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              79           $  9,200          4.25%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 108.59              --                 --            --             8.24%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              30           $  3,258          5.48%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 100.32              --                 --            --             0.32%
         All contract charges                                --               1           $    100          5.14%             --
         Unit Value 0.00% to 0.90%*
EQ/Alliance International (t)(w)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 130.75              --                 --            --            35.43%
         Highest contract charge 0.90% Class A         $ 120.80              --                 --            --            34.21%
         All contract charges                                --           3,678           $457,336          1.67%             --
  2002   Lowest contract charge 0.00% Class A          $  96.54              --                 --            --           (9.91)%
         Highest contract charge 0.90% Class A         $  90.01              --                 --            --          (10.72)%
         All contract charges                                --           3,879           $357,984            --             --
  2001   Lowest contract charge 0.00% Class A          $ 107.16              --                 --            --          (22.87)%
         Highest contract charge 0.90% Class A         $ 100.82              --                 --            --          (23.57)%
         All contract charges                                --             493           $ 50,925          1.61%            --
  2000   Lowest contract charge 0.00% Class A          $ 138.93              --                 --            --          (22.77)%
         Highest contract charge 0.90% Class A         $ 131.90              --                 --            --          (23.72)%
         All contract charges                                --             510           $ 68,706          0.45%            --
  1999   Lowest contract charge 0.00% Class A          $ 184.49              --                 --            --            37.78%
         Highest contract charge 0.90% Class A         $ 172.91              --                 --            --            36.55%
         All contract charges                                --             430           $ 75,606            --             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     --------------------------------- ------------ ---------------- -------------
EQ/Alliance International (t)(w)
--------------------------------
         Unit Value 0.60% to 0.90%*                                         --                 --            --             34.36%
  2003   Lowest contract charge 0.60% Class B (a)     $  93.97              --                 --            --             33.96%
         Highest contract charge 0.90% Class B (l)    $  90.72             464           $ 43,571          1.67%             --
         All contract charges                               --              --                 --            --           (10.65)%
  2002   Lowest contract charge 0.60% Class B (a)     $  69.94              --                 --            --           (15.96)%
         Highest contract charge 0.90% Class B (l)    $  67.72             381           $ 26,647            --              --
         All contract charges                               --              --                 --            --           (23.77)%
  2001   Lowest contract charge 0.60% Class B (a)     $  78.27              --                 --            --              --
         Highest contract charge 0.90% Class B (l)          --              61           $  4,774          1.61%             --
         All contract charges                               --              --                 --            --           (23.61)%
  2000   Lowest contract charge 0.60% Class B (a)     $ 102.67              --                 --            --              --
         Highest contract charge 0.90% Class B (l)          --              34           $  3,491          0.45%             --
         All contract charges                               --              --                 --            --             34.41%
  1999   Lowest contract charge 0.60% Class B (a)     $ 134.41              --                 --            --              --
         Highest contract charge 0.90% Class B (l)          --               2           $    269            --              --
         All contract charges                               --
EQ/Alliance Premier Growth
--------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 123.92              --                 --            --             23.50%
         Highest contract charge 0.60% Class A (v)    $  89.23              --                 --            --             22.76%
         All contract charges                               --               8           $    953          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)     $ 100.34              --                 --            --            (9.22)%
         Highest contract charge 0.60% Class A (v)    $  72.69              --                 --            --           (24.09)%
         All contract charges                               --              --                 --            --              --
EQ/Alliance Premier Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)     $  62.92              --                 --            --             23.18%
         Highest contract charge 0.90% Class B (a)    $  60.37              --                 --            --             22.08%
         All contract charges                               --           1,544           $ 94,657          0.00%             --
  2002   Lowest contract charge 0.00% Class B (a)     $  51.08              --                 --            --           (31.15)%
         Highest contract charge 0.90% Class B (a)    $  49.45              --                 --            --           (31.77)%
         All contract charges                               --           1,555           $ 77,814          0.00%             --
  2001   Lowest contract charge 0.00% Class B (a)     $  74.19              --                 --            --           (23.96)%
         Highest contract charge 0.90% Class B (a)    $  72.48              --                 --            --           (24.65)%
         All contract charges                               --           1,549           $113,224          0.00%             --
  2000   Lowest contract charge 0.00% Class B (a)     $  97.57              --                 --            --           (18.34)%
         Highest contract charge 0.90% Class B (a)    $  96.19              --                 --            --           (19.12)%
         All contract charges                               --           4,242           $410,042          0.93%             --
  1999   Lowest contract charge 0.00% Class B (a)     $ 119.55              --                 --            --             18.97%
         Highest contract charge 0.90% Class B (a)    $ 118.93              --                 --            --             18.28%
         All contract charges                               --             430           $ 51,236          0.76%             --
EQ/Alliance Quality Bond
------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A         $ 194.07              --                 --            --              3.80%
         Highest contract charge 0.90% Class A        $ 166.87              --                 --            --              2.86%
         All contract charges                               --             743           $132,868          3.04%             --
  2002   Lowest contract charge 0.00% Class A         $ 186.96              --                 --            --              7.94%
         Highest contract charge 0.90% Class A        $ 162.22              --                 --            --              6.98%
         All contract charges                               --             836           $144,632          4.07%             --
  2001   Lowest contract charge 0.00% Class A         $ 173.20              --                 --            --              8.29%
         Highest contract charge 0.90% Class A        $ 151.64              --                 --            --              7.31%
         All contract charges                               --             835           $134,227          3.06%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
------------------------
  2000   Lowest contract charge 0.00% Class A          $ 159.94              --                 --            --            11.48%
         Highest contract charge 0.90% Class A         $ 141.31              --                 --            --            10.48%
         All contract charges                                --           3,123           $453,776          7.32%             --
  1999   Lowest contract charge 0.00% Class A          $ 143.47              --                 --            --           (2.00)%
         Highest contract charge 0.90% Class A         $ 127.90              --                 --            --           (2.88)%
         All contract charges                                --           1,770           $232,474          5.34%             --
EQ/Alliance Quality Bond
------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $ 129.57              --                 --            --             2.91%
         Highest contract charge 0.90% Class B (l)     $ 129.67              --                 --            --             2.61%
         All contract charges                                --             222           $ 28,789          3.04%             --
  2002   Lowest contract charge 0.60% Class B (a)      $ 125.90              --                 --            --             7.03%
         Highest contract charge 0.90% Class B (l)     $ 126.38              --                 --            --             6.45%
         All contract charges                                --             189           $ 23,795          4.07%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 117.63              --                 --            --             7.36%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              92           $ 10,822          3.06%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 109.56              --                 --            --            10.62%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --              17           $  1,863          7.32%             --
  1999   Lowest contract charge 0.60% Class B (a)      $  99.05              --                 --            --           (0.95)%
         Highest contract charge 0.90% Class B (l)           --              --                 --            --              --
         All contract charges                                --               1           $     99          5.34%             --
EQ/Alliance Small Cap Growth (p)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 151.93              --                 --            --            41.28%
         Highest contract charge 0.90% Class A         $ 143.04              --                 --            --            40.01%
         All contract charges                                --             928           $136,195          0.00%             --
  2002   Lowest contract charge 0.00% Class A          $ 107.54              --                 --            --          (30.08)%
         Highest contract charge 0.90% Class A         $ 102.16              --                 --            --          (30.71)%
         All contract charges                                --             879           $ 91,735          0.00%             --
  2001   Lowest contract charge 0.00% Class A          $ 153.80              --                 --            --          (13.02)%
         Highest contract charge 0.90% Class A         $ 147.44              --                 --            --          (13.80)%
         All contract charges                                --             838           $125,725          1.04%             --
  2000   Lowest contract charge 0.00% Class A          $ 176.81              --                 --            --            13.98%
         Highest contract charge 0.90% Class A         $ 171.05              --                 --            --            12.96%
         All contract charges                                --             817           $141,665          0.00%             --
  1999   Lowest contract charge 0.00% Class A          $ 155.12              --                 --            --            27.91%
         Highest contract charge 0.90% Class A         $ 151.42              --                 --            --            26.76%
         All contract charges                                --             454           $ 69,447            --              --
EQ/Alliance Small Cap Growth (p)
--------------------------------
         Unit Value 0.00% to 0.90%*                                          --                 --            --            40.93%
  2003   Lowest contract charge 0.00% Class B          $ 114.01              --                 --            --            39.67%
         Highest contract charge 0.90% Class B (k)     $ 108.53             384           $ 42,360          0.00%             --
         All contract charges                                --              --                 --            --          (30.66)%
  2002   Lowest contract charge 0.60% Class B(a)       $  78.76              --                 --            --          (30.87)%
         Highest contract charge 0.90% Class B (k)     $  77.71             312           $ 24,573          0.00%             --
         All contract charges                                --              --                 --            --          (13.76)%
  2001   Lowest contract charge 0.60% Class B(a)       $ 113.58              --                 --            --          (14.02)%
         Highest contract charge 0.90% Class B (k)     $ 112.41             185           $ 21,012          1.04%             --
         All contract charges                                --              --                 --            --            12.97%
  2000   Lowest contract charge 0.60% Class B(a)       $ 131.71              --                 --            --            12.63%
         Highest contract charge 0.90% Class B (k)     $ 130.74              71           $  9,351          0.00%             --
         All contract charges                                --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (p)
--------------------------------
  1999   Lowest contract charge 0.60% Class B(a)       $ 116.59               --                 --            --           27.62%
         Highest contract charge 0.90% Class B (k)     $ 116.08               --                 --            --           26.47%
         All contract charges                                --                3           $    350            --              --
EQ/Bernstein Diversified Value (g)
----------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 142.16               --                 --            --           29.06%
         Highest contract charge 0.60% Class A (v)     $ 106.11               --                 --            --           28.29%
         All contract charges                                --               28           $  3,921          1.15%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 110.15               --                 --            --          (0.72)%
         Highest contract charge 0.60% Class A (v)     $  82.71               --                 --            --         (16.40)%
         All contract charges                                --                1           $     83          1.53%             --
EQ/Bernstein Diversified Value (g)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (z)      $ 108.34               --                 --            --           28.73%
         Highest contract charge 0.90% Class B (z)     $ 120.24               --                 --            --           27.58%
         All contract charges                                --            1,337           $159,330          1.15%             --
  2002   Lowest contract charge 0.00% Class B (z)      $  84.16               --                 --            --         (13.64)%
         Highest contract charge 0.90% Class B (z)     $  94.25               --                 --            --         (14.41)%
         All contract charges                                --            1,168           $108,579          1.53%             --
  2001   Lowest contract charge 0.00% Class B (z)      $  97.45               --                 --            --          (0.92)%
         Highest contract charge 0.90% Class B (z)     $ 110.12               --                 --            --          (2.09)%
         All contract charges                                --              763           $ 82,335          1.39%             --
  2000   Lowest contract charge 0.60% Class B          $ 108.58               --                 --            --          (2.55)%
         Highest contract charge 0.60% Class B         $ 108.58               --                 --            --          (2.55)%
         All contract charges                                --                5           $    497          2.16%             --
  1999   Lowest contract charge 0.60% Class B          $ 111.42               --                 --            --           11.42%
         Highest contract charge 0.60% Class B         $ 111.42               --                 --            --           11.42%
         All contract charges                                --               --                 --          0.00%             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 131.93               --                 --            --              --
         Highest contract charge 0.00% Class A (r)     $ 131.93               --                 --            --              --
         All contract charges                                --                2           $      2          0.00%          28.26%
  2002   Lowest contract charge 0.00% Class A (r)      $ 102.86               --                 --            --              --
         Highest contract charge 0.00% Class A (r)     $ 102.86               --                 --            --          (4.27)%
         All contract charges                                --               --                 --            --              --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (l)      $  82.09               --                 --            --           27.19%
         Highest contract charge 0.90% Class B (l)     $  81.01               --                 --            --           26.79%
         All contract charges                                --               --                 --          0.00%             --
  2002   Lowest contract charge 0.60% Class B (l)      $  64.54               --                 --            --         (19.40)%
         Highest contract charge 0.90% Class B (l)     $  63.89               --                 --            --         (19.56)%
         All contract charges                                --               --                 --            --              --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 141.97               --                 --            --           32.95%
         Highest contract charge 0.60% Class A (v)     $ 110.29               --                 --            --           32.15%
         All contract charges                                --                1           $    208          0.99%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 106.79               --                 --            --          (1.90)%
         Highest contract charge 0.60% Class A (v)     $  83.46               --                 --            --         (15.60)%
         All contract charges                                --               --                 --          1.71%             --

                                      A-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (b)     $  91.17              --                  --            --            31.82%
         Highest contract charge 0.90% Class B (r)    $  89.98              --                  --            --            31.43%
         All contract charges                               --              26             $ 2,330          0.99%             --
  2002   Lowest contract charge 0.60% Class B (b)     $  69.16              --                  --            --          (15.56)%
         Highest contract charge 0.90% Class B (r)    $  68.46              --                  --            --          (15.81)%
         All contract charges                               --              19             $ 1,314          1.71%             --
  2001   Lowest contract charge 0.60% Class B (b)     $  81.90              --                  --            --          (21.36)%
         Highest contract charge 0.90% Class B (r)    $  81.32              --                  --            --          (21.60)%
         All contract charges                               --               9             $   737          1.87%             --
  2000   Lowest contract charge 0.60% Class B (b)     $ 104.15              --                  --            --          (19.58)%
         Highest contract charge 0.90% Class B (v)    $ 103.73              --                  --            --          (19.82)%
         All contract charges                               --               4             $   417          0.66%             --
EQ/Capital Guardian Research (s)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 143.32              --                  --            --            31.55%
         Highest contract charge 0.60% Class A (v)    $  97.73              --                  --            --            30.78%
         All contract charges                               --               1             $   111          0.37%             --
  2002   Lowest contract charge 0.00% Class A (r)     $ 108.94              --                  --            --           (2.26)%
         Highest contract charge 0.60% Class A (v)    $  74.73              --                  --          0.37%         (22.93)%
         All contract charges                               --              --                  --            --              --
EQ/Capital Guardian Research (s)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (b)     $ 111.06              --                  --            --            31.49%
         Highest contract charge 0.90% Class B (b)    $ 106.79              --                  --            --            30.31%
         All contract charges                               --             696             $75,658          0.37%             --
  2002   Lowest contract charge 0.00% Class B (b)     $  84.46              --                  --            --          (24.66)%
         Highest contract charge 0.90% Class B (b)    $  81.95              --                  --            --          (25.34)%
         All contract charges                               --             633             $52,561          0.37%             --
  2001   Lowest contract charge 0.00% Class B (b)     $ 112.11              --                  --            --           (2.02)%
         Highest contract charge 0.90% Class B (b)    $ 109.77              --                  --            --           (2.90)%
         All contract charges                               --              73             $ 8,107          0.26%             --
  2000   Lowest contract charge 0.00% Class B (b)     $ 114.42              --                  --            --             5.92%
         Highest contract charge 0.90% Class B (b)    $ 113.05              --                  --            --             5.07%
         All contract charges                               --              26             $ 2,960          2.11%             --
  1999   Lowest contract charge 0.00% Class B (b)     $ 108.04              --                  --            --             7.10%
         Highest contract charge 0.90% Class B (b)    $ 107.71              --                  --            --             6.46%
         All contract charges                               --               1             $   108          0.48%             --
EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 152.80              --                  --            --            36.72%
         Highest contract charge 0.60% Class A (v)    $ 103.19              --                  --            --            35.91%
         All contract charges                               --               9             $ 1,254          0.25%             --
  2002   Lowest contract charge 0.00% Class A (r)     $ 111.76              --                  --            --           (1.73)%
         Highest contract charge 0.60% Class A (v)    $  75.92              --                  --            --          (22.22)%
         All contract charges                               --              --                  --          0.54%             --
EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (b)     $ 109.44              --                  --            --            36.39%
         Highest contract charge 0.90% Class B (b)    $ 105.23              --                  --            --            35.16%
         All contract charges                               --             451             $48,198          0.25%             --
  2002   Lowest contract charge 0.00% Class B (b)     $  80.24              --                  --            --          (23.67)%
         Highest contract charge 0.90% Class B (b)    $  77.86              --                  --            --          (24.36)%
         All contract charges                               --             309             $24,342          0.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- ------------
EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
  2001   Lowest contract charge 0.00% Class B (b)      $ 105.12               --                 --            --           (2.01)%
         Highest contract charge 0.90% Class B (b)     $ 102.92               --                 --            --           (2.90)%
         All contract charges                                --               88           $  9,137          0.48%             --
  2000   Lowest contract charge 0.00% Class B (b)      $ 107.27               --                 --            --            3.58%
         Highest contract charge 0.90% Class B (b)     $ 105.99               --                 --            --            2.66%
         All contract charges                                --               19           $  2,025          2.75%             --
  1999   Lowest contract charge 0.00% Class B (b)      $ 103.56               --                 --            --            3.76%
         Highest contract charge 0.90% Class B (b)     $ 103.25               --                 --            --            3.11%
         All contract charges                                --                5           $    517          1.56%             --
EQ/Emerging Markets Equity
--------------------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 174.14               --                 --            --           56.30%
         Highest contract charge 0.00% Class A (r)     $ 174.14               --                 --            --              --
         All contract charges                                --                5           $    912          0.60%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.41               --                 --            --            0.40%
         Highest contract charge 0.00% Class A (r)     $ 111.41               --                 --            --              --
         All contract charges                                --               --                 --            --              --
EQ/Emerging Markets Equity
--------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $  95.11               --                 --            --           55.92%
         Highest contract charge 0.90% Class B         $  89.79               --                 --            --           54.52%
         All contract charges                                --              756           $ 70,156          0.60%             --
  2002   Lowest contract charge 0.00% Class B          $  61.00               --                 --            --           (5.91)%
         Highest contract charge 0.90% Class B         $  58.11               --                 --            --           (6.76)%
         All contract charges                                --              684           $ 40,948            --              --
  2001   Lowest contract charge 0.00% Class B          $  64.83               --                 --            --           (5.15)%
         Highest contract charge 0.90% Class B         $  62.32               --                 --            --           (6.01)%
         All contract charges                                --              574           $ 36,716            --              --
  2000   Lowest contract charge 0.00% Class B          $  68.35               --                 --            --          (40.12)%
         Highest contract charge 0.90% Class B         $  66.30               --                 --            --          (40.59)%
         All contract charges                                --              584           $ 39,503          7.80%             --
  1999   Lowest contract charge 0.00% Class B          $ 114.00               --                 --            --           95.74%
         Highest contract charge 0.90% Class B         $ 111.59               --                 --            --           93.97%
         All contract charges                                --              344           $ 38,837          1.77%             --
EQ/Equity 500 Index (i)
-----------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A          $ 271.10               --                 --            --           28.14%
         Highest contract charge 0.90% Class A         $ 250.64               --                 --            --           26.99%
         All contract charges                                --            2,240           $581,816          1.31%             --
  2002   Lowest contract charge 0.00% Class A          $ 211.57               --                 --            --          (22.19)%
         Highest contract charge 0.90% Class A         $ 197.37               --                 --            --          (22.89)%
         All contract charges                                --            2,206           $448,827          1.17%             --
  2001   Lowest contract charge 0.00% Class A          $ 271.91               --                 --            --          (11.94)%
         Highest contract charge 0.90% Class A         $ 255.97               --                 --            --          (12.74)%
         All contract charges                                --            2,153           $565,538          1.04%             --
  2000   Lowest contract charge 0.00% Class A          $ 308.78               --                 --            --           (9.58)%
         Highest contract charge 0.90% Class A         $ 293.34               --                 --            --          (10.39)%
         All contract charges                                --            2,097           $628,870          0.64%             --
  1999   Lowest contract charge 0.00% Class A          $ 341.51               --                 --            --           20.38%
         Highest contract charge 0.90% Class A         $ 327.37               --                 --            --           19.30%
         All contract charges                                --            2,534           $844,316          1.12%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (i)
-----------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)      $  84.13               --                 --            --           27.05%
         Highest contract charge 0.90% Class B (d)     $  95.23               --                 --            --           26.67%
         All contract charges                                --            1,053            $88,633          1.31%             --
  2002   Lowest contract charge 0.60% Class B (a)      $  66.22               --                 --            --         (22.86)%
         Highest contract charge 0.90% Class B (d)     $  75.18               --                 --            --         (23.09)%
         All contract charges                                --              869            $57,545          1.17%             --
  2001   Lowest contract charge 0.60% Class B (a)      $  85.84               --                 --            --         (12.69)%
         Highest contract charge 0.90% Class B (d)     $  97.75               --                 --            --         (12.95)%
         All contract charges                                --              575            $49,358          1.04%             --
  2000   Lowest contract charge 0.60% Class B (a)      $  98.32               --                 --            --         (10.34)%
         Highest contract charge 0.90% Class B (d)     $ 112.30               --                 --            --         (10.66)%
         All contract charges                                --              302            $29,693          0.64%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 109.66               --                 --            --            9.66%
         Highest contract charge 0.90% Class B               --               --                 --            --              --
         All contract charges                                --               51            $ 5,593          1.12%             --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 141.17               --                 --            --           38.50%
         Highest contract charge 0.00% Class A (r)     $ 141.17               --                 --            --              --
         All contract charges                                --               --                 --          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 101.93               --                 --            --           (5.46)%
         Highest contract charge 0.00% Class A (r)       101.93               --                 --            --              --
         All contract charges                                --               --                 --            --              --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)      $  82.41               --                 --            --           38.20%
         Highest contract charge 0.90% Class B (a)     $  79.24               --                 --            --           36.97%
         All contract charges                                --               90            $ 7,099          0.00%             --
  2002   Lowest contract charge 0.00% Class B (a)      $  59.63               --                 --            --         (24.01)%
         Highest contract charge 0.90% Class B (a)     $  57.85               --                 --            --         (24.70)%
         All contract charges                                --               33            $ 1,884          0.00%             --
  2001   Lowest contract charge 0.00% Class B (a)      $  78.47               --                 --            --         (17.01)%
         Highest contract charge 0.90% Class B (a)     $  76.83               --                 --            --         (17.76)%
         All contract charges                                --               16            $ 1,214          0.01%             --
  2000   Lowest contract charge 0.00% Class B (a)      $  94.55               --                 --            --         (11.66)%
         Highest contract charge 0.90% Class B (a)     $  93.42               --                 --            --         (12.50)%
         All contract charges                                --                5            $   455          0.36%             --
  1999   Lowest contract charge 0.00% Class B (a)      $  98.90               --                 --            --            9.70%
         Highest contract charge 0.90% Class B (a)     $ 106.77               --                 --            --            6.77%
         All contract charges                                --               --                 --          1.04%             --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 156.23               --                 --            --           43.98%
         Highest contract charge 0.60% Class A (v)     $ 115.85               --                 --            --           43.11%
         All contract charges                                --               18            $ 2,718          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 108.51               --                 --            --         ( 0.62)%
         Highest contract charge 0.60% Class A (v)     $  80.95               --                 --            --         (18.25)%
         All contract charges                                --               --                 --          0.02%             --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (d)      $ 101.82               --                 --            --           43.61%
         Highest contract charge 0.90% Class B (e)     $  98.80               --                 --            --           42.32%
         All contract charges                                --              667            $66,774          0.00%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- --------------
EQ/FI Mid Cap
-------------
  2002   Lowest contract charge 0.00% Class B (d)     $  70.90               --                 --            --          (18.47)%
         Highest contract charge 0.90% Class B (e)    $  69.42               --                 --            --          (19.20)%
         All contract charges                               --              427           $ 29,884          0.02%              --
  2001   Lowest contract charge 0.00% Class B (d)     $  86.96               --                 --            --          (13.41)%
         Highest contract charge 0.90% Class B (e)    $  85.92               --                 --            --          (14.19)%
         All contract charges                               --              174           $ 15,015          0.24%              --
  2000   Lowest contract charge 0.00% Class B (d)     $ 100.42               --                 --            --             0.46%
         Highest contract charge 0.90% Class B (e)    $ 100.13               --                 --            --             0.13%
         All contract charges                               --               15           $  1,504          0.39%              --
EQ/FI Small/Mid Cap Value
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 143.12               --                 --            --            33.60%
         Highest contract charge 0.60% Class A (v)    $ 107.10               --                 --            --            32.80%
         All contract charges                               --               23           $  3,150          0.32%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 107.13               --                 --            --           (0.82)%
         Highest contract charge 0.60% Class A (v)    $  80.65               --                 --            --          (22.04)%
         All contract charges                               --                1           $    107          0.65%              --
EQ/FI Small/Mid Cap Value
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B         $ 135.65               --                 --            --            33.26%
         Highest contract charge 0.90% Class B        $ 127.71               --                 --            --            32.06%
         All contract charges                               --            1,316           $171,897          0.32%              --
  2002   Lowest contract charge 0.00% Class B         $ 101.79               --                 --            --          (14.71)%
         Highest contract charge 0.90% Class B        $  96.70               --                 --            --          (15.47)%
         All contract charges                               --            1,201           $118,413          0.65%              --
  2001   Lowest contract charge 0.00% Class B         $ 119.34               --                 --            --             4.00%
         Highest contract charge 0.90% Class B        $ 114.40               --                 --            --             3.06%
         All contract charges                               --              692           $ 78,729          0.71%              --
  2000   Lowest contract charge 0.00% Class B         $ 114.75               --                 --            --             5.13%
         Highest contract charge 0.90% Class B        $ 111.01               --                 --            --             4.20%
         All contract charges                               --              335           $ 37,711          1.01%              --
  1999   Lowest contract charge 0.00% Class B         $ 109.14               --                 --            --             1.80%
         Highest contract charge 0.90% Class B        $ 106.54               --                 --            --             0.88%
         All contract charges                               --              332           $ 35,726          0.18%              --
EQ/J.P. Morgan Core Bond
------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 105.93               --                 --            --             3.60%
         Highest contract charge 0.60% Class A (v)    $ 112.19               --                 --            --             2.98%
         All contract charges                               --               19           $  2,008          3.36%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 102.25               --                 --            --             2.18%
         Highest contract charge 0.60% Class A (v)    $ 108.95               --                 --            --             7.30%
         All contract charges                               --               --                 --          6.36%              --
EQ/J.P. Morgan Core Bond
------------------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (a)     $ 133.66               --                 --            --             2.75%
         Highest contract charge 0.90% Class B (k)    $ 133.77               --                 --            --             2.44%
         All contract charges                               --               76           $ 10,330          3.36%              --
  2002   Lowest contract charge 0.60% Class B (a)     $ 130.09               --                 --            --             8.92%
         Highest contract charge 0.90% Class B (k)    $ 130.58               --                 --            --             8.59%
         All contract charges                               --               91           $ 11,964          6.36%              --
  2001   Lowest contract charge 0.60% Class B (a)     $ 119.43               --                 --            --             7.29%
         Highest contract charge 0.90% Class B (k)    $ 120.52               --                 --            --             6.97%
         All contract charges                               --               39           $  4,706          6.57%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/J.P. Morgan Core Bond
------------------------
  2000   Lowest contract charge 0.60% Class B (a)      $ 111.31              --                  --            --           10.82%
         Highest contract charge 0.90% Class B (k)     $ 112.42              --                  --            --            9.99%
         All contract charges                                --               9             $ 1,008         12.68%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 100.44              --                  --            --            0.45%
         Highest contract charge 0.90% Class B (k)     $ 101.74              --                  --            --          (2.48)%
         All contract charges                                --              --                  --         13.75              --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 131.17              --                  --            --           26.17%
         Highest contract charge 0.60% Class A (v)     $  89.45              --                  --            --           25.42%
         All contract charges                                --              --                  --          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 103.96              --                  --            --          (5.93)%
         Highest contract charge 0.60% Class A (v)     $  44.64              --                  --            --         (24.00)%
         All contract charges                                --              --                  --          0.00%             --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (e)      $  56.97              --                  --            --           25.85%
         Highest contract charge 0.90% Class B (e)     $  55.28              --                  --            --           24.73%
         All contract charges                                --             383             $21,531          0.00%             --
  2002   Lowest contract charge 0.00% Class B (e)      $  45.27              --                  --            --         (30.31)%
         Highest contract charge 0.90% Class B (e)     $  44.32              --                  --            --         (30.94)%
         All contract charges                                --             353             $15,788          0.00%             --
  2001   Lowest contract charge 0.00% Class B (e)      $  64.96              --                  --            --         (22.96)%
         Highest contract charge 0.90% Class B (e)     $  64.18              --                  --            --         (23.66)%
         All contract charges                                --             211             $13,611          0.01%             --
  2000   Lowest contract charge 0.00% Class B (e)      $  84.32              --                  --            --         (15.70)%
         Highest contract charge 0.90% Class B (e)     $  84.07              --                  --            --         (15.93)%
         All contract charges                                --              42             $ 3,534          0.33%             --
EQ/Lazard Small Cap Value
-------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 150.91              --                  --            --           37.74%
         Highest contract charge 0.60% Class A (r)     $ 150.69              --                  --            --           37.54%
         All contract charges                                --               9             $ 1,357          0.95%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 109.56              --                  --            --          (1.84)%
         Highest contract charge 0.00% Class A (r)     $ 109.56              --                  --            --              --
         All contract charges                                --              --                  --          0.76%             --
EQ/Lazard Small Cap Value
-------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 162.76              --                  --            --           37.38%
         Highest contract charge 0.90% Class B (a)     $ 154.95              --                  --            --           36.15%
         All contract charges                                --              21             $ 3,288          0.95%             --
  2002   Lowest contract charge 0.60% Class B (e)      $ 115.35              --                  --            --         (14.37)%
         Highest contract charge 0.90% Class B (a)     $ 113.81              --                  --            --         (14.63)%
         All contract charges                                --              21             $ 2,395          0.76%             --
  2001   Lowest contract charge 0.60% Class B (e)      $ 134.71              --                  --            --           17.04%
         Highest contract charge 0.90% Class B (a)     $ 133.32              --                  --            --           16.68%
         All contract charges                                --              17             $ 2,269          7.28%             --
  2000   Lowest contract charge 0.60% Class B (e)      $ 115.10              --                  --            --           17.81%
         Highest contract charge 0.90% Class B (a)     $ 114.26              --                  --            --           17.45%
         All contract charges                                --               1             $   115          5.58%             --
  1999   Lowest contract charge 0.90% Class B (a)      $  97.28              --                  --            --            0.83%
         Highest contract charge 0.90% Class B (a)     $  97.28              --                  --            --            0.83%
         All contract charges                                --              --                  --          0.00%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 127.32              --                  --            --           31.43%
         Highest contract charge 0.60% Class A (r)     $ 127.14              --                  --            --           31.25%
         All contract charges                                --              28            $  3,544          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $  96.87              --                  --            --          (6.15)%
         Highest contract charge 0.00% Class A (r)     $  96.87              --                  --            --              --
         All contract charges                                --              --                  --          0.04%             --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (f)      $ 123.22              --                  --            --           31.13%
         Highest contract charge 0.90% Class B (f)     $ 120.75              --                  --            --           29.95%
         All contract charges                                --             540            $ 65,568          0.00%             --
  2002   Lowest contract charge 0.00% Class B (f)      $  93.97              --                  --            --         (11.56)%
         Highest contract charge 0.90% Class B (f)     $  92.92              --                  --            --         (12.35)%
         All contract charges                                --             230            $ 21,469          0.04%             --
  2001   Lowest contract charge 0.00% Class B (f)      $ 106.25              --                  --            --            6.25%
         Highest contract charge 0.90% Class B (f)     $ 106.01              --                  --            --            6.01%
         All contract charges                                --               7            $    743          0.00%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.00% to 0.60%
  2003   Lowest contract charge 0.00% Class A (r)      $ 149.21              --                  --            --           31.54%
         Highest contract charge 0.60% Class A (x)     $ 148.99              --                  --            --           31.35%
         All contract charges                                --              14            $  2,125          0.45%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 113.43              --                  --            --          (1.08)%
         Highest contract charge 0.00% Class A (r)     $ 113.43              --                  --            --              --
         All contract charges                                --              --                  --          1.20%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 200.36              --                  --            --           31.19%
         Highest contract charge 0.90% Class B (a)     $ 188.64              --                  --            --           30.02%
         All contract charges                                --             845            $160,643          0.45%             --
  2002   Lowest contract charge 0.00% Class B          $ 152.72              --                  --            --         (16.66)%
         Highest contract charge 0.90% Class B (a)     $ 145.09              --                  --            --         (17.41)%
         All contract charges                                --             775            $113,095          1.20%             --
  2001   Lowest contract charge 0.00% Class B          $ 183.25              --                  --            --            5.53%
         Highest contract charge 0.90% Class B (a)     $ 175.68              --                  --            --            4.58%
         All contract charges                                --             552            $ 97,486          3.87%             --
  2000   Lowest contract charge 0.00% Class B          $ 173.64              --                  --            --           11.81%
         Highest contract charge 0.90% Class B (a)     $ 167.99              --                  --            --           10.81%
         All contract charges                                --             316            $ 53,489          5.50%             --
  1999   Lowest contract charge 0.00% Class B          $ 155.30              --                  --            --           19.00%
         Highest contract charge 0.90% Class B (a)     $ 151.61              --                  --            --           17.87%
         All contract charges                                --             260            $ 39,712          8.01%             --
EQ/Mercury International Value Equity (n)
-----------------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 135.63              --                  --            --           28.37%
         Highest contract charge 0.60% Class A (v)     $ 104.12              --                  --            --           27.60%
         All contract charges                                --              15            $  2,057          2.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.66              --                  --            --          (1.56)%
         Highest contract charge 0.60% Class A (v)     $  81.60              --                  --            --         (17.98)%
         All contract charges                                --              --                  --          1.34%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Mercury International Value Equity (n)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (k)      $ 101.19               --                 --            --           28.04%
         Highest contract charge 0.90% Class B (a)     $ 106.76               --                 --            --           26.89%
         All contract charges                                --              780           $ 83,414          2.00%             --
  2002   Lowest contract charge 0.00% Class B (l)      $  79.03               --                 --            --         (17.87)%
         Highest contract charge 0.90% Class B (a)     $  84.14               --                 --            --         (17.39)%
         All contract charges                                --              714           $ 59,941          1.34%             --
  2001   Lowest contract charge 0.60% Class B (a)      $ 100.79               --                 --            --         (22.00)%
         Highest contract charge 0.90% Class B (a)     $ 101.85               --                 --            --         (22.23)%
         All contract charges                                --                6           $    605          0.96%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 129.21               --                 --            --         (12.84)%
         Highest contract charge 0.90% Class B (a)     $ 130.96               --                 --            --         (13.10)%
         All contract charges                                --                3           $    388         16.34%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 148.24               --                 --            --          59.29%
         Highest contract charge 0.90% Class B (a)     $ 150.71               --                 --            --          58.81%
         All contract charges                                --               --                 --         20.47%             --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 133.42               --                 --            --           29.63%
         Highest contract charge 0.60% Class A (v)     $  89.12               --                 --            --           28.86%
         All contract charges                                --                6           $    785          0.00%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 102.92               --                 --            --         ( 4.69)%
         Highest contract charge 0.60% Class A (v)     $  69.16               --                 --            --         (27.95)%
         All contract charges                                --               --                 --          0.00%             --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 130.03               --                 --            --          29.30%
         Highest contract charge 0.90% Class B         $ 122.42               --                 --            --          28.15%
         All contract charges                                --            1,358           $165,227          0.00%             --
  2002   Lowest contract charge 0.00% Class B          $ 100.56               --                 --            --         (34.32)%
         Highest contract charge 0.90% Class B         $  95.53               --                 --            --         (34.92)%
         All contract charges                                --            1,308           $127,324          0.00%             --
  2001   Lowest contract charge 0.00% Class B          $ 153.10               --                 --            --         (34.05)%
         Highest contract charge 0.90% Class B         $ 146.78               --                 --            --         (34.65)%
         All contract charges                                --            1,480           $216,125          0.02%             --
  2000   Lowest contract charge 0.00% Class B          $ 232.15               --                 --            --         (18.56)%
         Highest contract charge 0.90% Class B         $ 224.60               --                 --            --         (19.56)%
         All contract charges                                --            1,392           $312,585          2.02%             --
  1999   Lowest contract charge 0.00% Class B          $ 286.03               --                 --            --           73.62%
         Highest contract charge 0.90% Class B         $ 279.22               --                 --            --           72.11%
         All contract charges                                --              846           $238,092          2.92%             --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 126.55               --                 --            --           22.33%
         Highest contract charge 0.60% Class A (v)     $  95.39               --                 --            --           21.59%
         All contract charges                                --               --                 --          0.54%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 103.45               --                 --            --          (4.00)%
         Highest contract charge 0.00% Class A (v)     $ 103.45               --                 --            --          (4.00)%
         All contract charges                                --               --                 --          0.73%             --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)      $  83.25               --                 --            --           22.03%
         Highest contract charge 0.90% Class B (a)     $  79.88               --                 --            --           20.93%
         All contract charges                                --              126           $ 10,256          0.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.





                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Investors Trust
----------------------
  2002   Lowest contract charge 0.00% Class B (a)     $  68.22               --                 --            --          (21.01)%
         Highest contract charge 0.90% Class B (a)    $  66.05               --                 --            --          (21.71)%
         All contract charges                               --               94           $  6,281          0.73%              --
  2001   Lowest contract charge 0.00% Class B (a)     $  86.36               --                 --            --          (15.98)%
         Highest contract charge 0.90% Class B (a)    $  84.37               --                 --            --          (16.74)%
         All contract charges                               --               48           $  4,088          0.54%              --
  2000   Lowest contract charge 0.00% Class B (a)     $ 102.79               --                 --            --           (0.77)%
         Highest contract charge 0.90% Class B (a)    $ 101.34               --                 --            --           (1.58)%
         All contract charges                               --               22           $  2,243          0.54%              --
  1999   Lowest contract charge 0.00% Class B (a)     $ 103.50               --                 --            --             8.76%
         Highest contract charge 0.90% Class B (a)    $ 102.97               --                 --            --             7.74%
         All contract charges                               --                4           $    413          0.92%              --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A         $ 146.53               --                 --            --             0.82%
         Highest contract charge 0.90% Class A        $ 143.25               --                 --            --           (0.08)%
         All contract charges                               --            1,619           $304,460          0.88%              --
  2002   Lowest contract charge 0.00% Class A         $ 145.34               --                 --            --             1.49%
         Highest contract charge 0.90% Class A        $ 143.37               --                 --            --             0.58%
         All contract charges                               --            1,949           $364,995          1.36%              --
  2001   Lowest contract charge 0.00% Class A         $ 143.20               --                 --            --             3.85%
         Highest contract charge 0.90% Class A        $ 142.55               --                 --            --             2.92%
         All contract charges                               --            1,988           $379,992          3.41%              --
  2000   Lowest contract charge 0.00% Class A         $ 137.89               --                 --            --             6.24%
         Highest contract charge 0.90% Class A        $ 138.51               --                 --            --             5.30%
         All contract charges                               --            1,925           $359,749          5.76%              --
  1999   Lowest contract charge 0.00% Class A         $ 129.78               --                 --            --             4.96%
         Highest contract charge 0.90% Class A        $ 131.54               --                 --            --             4.04%
         All contract charges                               --            1,821           $325,183          4.74%              --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.06% Class B         $ 146.53               --                 --            --             0.82%
         Highest contract charge 0.90% Class B (k)    $ 113.86               --                 --            --           (0.34)%
         All contract charges                               --              706           $ 81,841          0.88%              --
  2002   Lowest contract charge 0.60% Class B         $ 115.79               --                 --            --             0.63%
         Highest contract charge 0.90% Class B (k)    $ 114.25               --                 --            --             0.32%
         All contract charges                               --              919           $106,411          1.36%              --
  2001   Lowest contract charge 0.60% Class B         $ 115.07               --                 --            --             2.94%
         Highest contract charge 0.90% Class B (k)    $ 113.88               --                 --            --             2.63%
         All contract charges                               --              778           $ 89,524          3.41%              --
  2000   Lowest contract charge 0.60% Class B         $ 111.78               --                 --            --             5.36%
         Highest contract charge 0.90% Class B (k)    $ 110.96               --                 --            --             5.05%
         All contract charges                               --              340           $ 38,005          5.76%              --
  1999   Lowest contract charge 0.60% Class B         $ 106.09               --                 --            --             4.10%
         Highest contract charge 0.90% Class B (k)    $ 105.63               --                 --            --             3.78%
         All contract charges                               --              159           $ 16,868          4.74%              --
EQ/Putnam Growth & Income Value
-------------------------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)     $ 138.60               --                 --            --            27.13%
         Highest contract charge 0.00% Class A (r)    $ 138.60               --                 --            --               --
         All contract charges                               --               --                 --          1.21%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 109.02               --                 --            --           (1.66)%
         Highest contract charge 0.00% Class A (r)    $ 109.02               --                 --            --               --
         All contract charges                               --               --                 --          1.45%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Putnam Growth & Income Value
-------------------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B          $ 132.10              --                  --            --           26.81%
         Highest contract charge 0.90% Class B         $ 124.37              --                  --            --           25.67%
         All contract charges                                --             267             $33,056          1.21%             --
  2002   Lowest contract charge 0.00% Class B          $ 104.17              --                  --            --         (19.06)%
         Highest contract charge 0.90% Class B         $  98.97              --                  --            --         (19.78)%
         All contract charges                                --             266             $26,258          1.45%             --
  2001   Lowest contract charge 0.00% Class B          $ 128.70              --                  --            --          (6.81)%
         Highest contract charge 0.90% Class B         $ 123.38              --                  --            --          (7.65)%
         All contract charges                                --             235             $28,929          1.02%             --
  2000   Lowest contract charge 0.00% Class B          $ 138.10              --                  --            --            6.78%
         Highest contract charge 0.90% Class B         $ 133.60              --                  --            --            5.82%
         All contract charges                                --             183             $24,484          1.05%             --
  1999   Lowest contract charge 0.00% Class B          $ 129.34              --                  --            --          (1.36)%
         Highest contract charge 0.90% Class B         $ 126.25              --                  --            --          (2.25)%
         All contract charges                                --             172             $21,897          7.93%             --
EQ/Putnam Voyager
-----------------
         Unit Value 0.00%
  2003   Lowest contract charge 0.00% Class A (r)      $ 127.35              --                  --            --           24.27%
         Highest contract charge 0.00% Class A (r)     $ 127.35              --                  --            --              --
         All contract charges                                --               0             $    54          0.13%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 102.48              --                  --            --          (5.60)%
         Highest contract charge 0.00% Class A (r)     $ 102.48              --                  --            --              --
         All contract charges                                --              --                  --          0.13%             --
EQ/Putnam Voyager
-----------------
         Unit Value 0.60% to 0.90%*
  2003   Lowest contract charge 0.60% Class B (r)      $  68.73              --                  --            --           23.22%
         Highest contract charge 0.90% Class B (b)     $  77.01              --                  --            --           22.85%
         All contract charges                                --              25             $ 1,886          0.13%             --
  2002   Lowest contract charge 0.60% Class B (r)      $  55.78              --                  --            --         (26.79)%
         Highest contract charge 0.90% Class B (b)     $  62.69              --                  --            --         (27.01)%
         All contract charges                                --              22             $ 1,359          0.13%             --
  2001   Lowest contract charge 0.60% Class B (a)      $  76.19              --                  --            --         (24.91)%
         Highest contract charge 0.90% Class B (b)     $  85.89              --                  --            --         (25.14)%
         All contract charges                                --              17             $ 1,333          0.00%             --
  2000   Lowest contract charge 0.60% Class B (a)      $ 101.47              --                  --            --         (18.26)%
         Highest contract charge 0.90% Class B (b)     $ 114.73              --                  --            --         (18.51)%
         All contract charges                                --               7             $   781          1.03%             --
  1999   Lowest contract charge 0.60% Class B (a)      $ 124.14              --                  --            --           29.48%
         Highest contract charge 0.90% Class B (b)     $ 140.79              --                  --            --           29.09%
         All contract charges                                --              --                  --          5.87%             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.60%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 162.91              --                  --            --           46.22%
         Highest contract charge 0.60% Class A (v)     $ 143.50              --                  --            --           36.87%
         All contract charges                                --              51             $ 7,341          0.36%             --
  2002   Lowest contract charge 0.00% Class A (r)      $ 111.41              --                  --            --          (0.43)%
         Highest contract charge 0.60% Class A (v)     $  76.53              --                  --            --         (25.07)%
         All contract charges                                --              --                  --          0.68%             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (a)      $ 162.91             --                  --            --            37.42%
         Highest contract charge 0.90% Class B (k)     $ 126.96             --                  --            --            44.56%
         All contract charges                                --             24             $ 3,263          0.36%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)



  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment         Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Small Company Index
----------------------
  2002   Lowest contract charge 0.00% Class B (a)     $  89.02                --                 --            --         (21.39)%
         Highest contract charge 0.90% Class B (k)    $  87.83                --                 --            --         (21.63)%
         All contract charges                               --                 6            $   533          0.68%              --
  2001   Lowest contract charge 0.60% Class B (a)     $ 113.24                --                 --            --            1.44%
         Highest contract charge 0.90% Class B (k)    $ 112.07                --                 --            --            1.13%
         All contract charges                               --                 5            $   566          1.15%              --
  2000   Lowest contract charge 0.60% Class B (a)     $ 111.63                --                 --            --          (3.98)%
         Highest contract charge 0.90% Class B (k)    $ 110.81                --                 --            --          (4.26)%
         All contract charges                               --                --                 --         15.71%              --
  1999   Lowest contract charge 0.60% Class B (a)     $ 116.25                --                 --            --           20.00%
         Highest contract charge 0.90% Class B (k)    $ 115.75                --                 --            --           19.64%
         All contract charges                               --                --                 --          0.00%              --
EQ/Technology
-------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class A (r)     $ 160.13                --                 --            --           43.88%
         Highest contract charge 0.00% Class A(r)     $ 160.13                --                 --            --               --
         All contract charges                               --                --                 --          0.00%              --
  2002   Lowest contract charge 0.00% Class A (r)     $ 111.29                --                 --            --          (5.36)%
         Highest contract charge 0.00% Class A(r)     $ 111.29                --                 --            --               --
         All contract charges                               --                --                 --          0.00%              --
EQ/Technology
-------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class B (c)     $  42.86                --                 --            --           43.55%
         Highest contract charge 0.90% Class B (c)    $  41.44                --                 --            --           42.22%
         All contract charges                               --             1,234            $51,840          0.00%              --
  2002   Lowest contract charge 0.00% Class B (c)     $  29.86                --                 --            --         (40.78)%
         Highest contract charge 0.90% Class B (c)    $  29.14                --                 --            --         (41.31)%
         All contract charges                               --             1,095            $32,210          0.00%              --
  2001   Lowest contract charge 0.00% Class B (c)     $  50.43                --                 --            --         (24.44)%
         Highest contract charge 0.90% Class B (c)    $  49.65                --                 --            --         (25.13)%
         All contract charges                               --               887            $44,301          0.01%              --
  2000   Lowest contract charge 0.00% Class B (c)     $  66.74                --                 --            --         (33.30)%
         Highest contract charge 0.90% Class B (c)    $  66.31                --                 --            --         (33.66)%
         All contract charges                               --               528            $35,103          0.00%              --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)     $ 118.93                --                 --            --           18.93%
         Highest contract charge 0.00% Class B (x)    $ 118.93                --                 --            --           18.93%
         All contract charges                               --                10            $ 1,163          0.00%              --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)     $ 127.04                --                 --            --           27.04%
         Highest contract charge 0.00% Class B (x)    $ 127.04                --                 --            --           27.04%
         All contract charges                               --                23            $ 2,906          0.00%              --
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)     $ 130.01                --                 --            --           30.01%
         Highest contract charge 0.00% Class B (x)    $ 130.01                --                 --            --           30.01%
         All contract charges                               --                20            $ 2,550          0.00%              --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00% to 0.00%*                                           --                 --            --           17.50%
  2003   Lowest contract charge 0.00% Class B (x)     $ 117.50                --                 --            --           17.50%
         Highest contract charge 0.00% Class B (x)    $ 117.50                14            $ 1,689          0.00%              --
         All contract charges                               --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


           Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return
                                                     ------------ --------------------- ------------ ---------------- -----------
Fidelity VIP High Income
------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 114.31             --                  --            --            14.31%
         Highest contract charge 0.00% Class B (x)     $ 114.31             --                  --            --            14.31%
         All contract charges                                --             22             $ 2,470          0.00%            --
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 102.43             --                  --            --             2.43%
         Highest contract charge 0.00% Class B (x)     $ 102.43             --                  --            --             2.43%
         All contract charges                                --             36             $ 3,681          0.00%            --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 143.96             --                  --            --            17.50%
         Highest contract charge 0.00% Class B (x)     $ 143.96             --                  --            --            17.50%
         All contract charges                                --             12             $ 1,693          0.00%            --
Fidelity VIP Value
------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 127.90             --                  --            --            27.90%
         Highest contract charge 0.00% Class B (x)     $ 127.90             --                  --            --            27.90%
         All contract charges                                --              7             $   858          0.30%            --
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00% to 0.00%*
  2003   Lowest contract charge 0.00% Class B (x)      $ 154.26             --                  --            --            54.26%
         Highest contract charge 0.00% Class B (x)     $ 154.26             --                  --            --            54.26%
         All contract charges                                --             17             $ 2,549          0.47%            --
MFS Mid Cap Growth
------------------
         Unit Value 0.60% to 0.60%*
  2003   Lowest contract charge 0.60% Class A (q)      $ 106.65             --                  --            --            36.21%
         Highest contract charge 0.60% Class A(q)      $ 106.65             --                  --            --             --
         All contract charges                                --              1             $   120          0.00%            --
  2002   Lowest contract charge 0.60% Class A (q)      $  78.30             --                  --            --             6.10%
         Highest contract charge 0.60% Class A (q)     $  78.30             --                  --            --             --
         All contract charges                                --             --                  --            --             --
PEA Renaissance
---------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 188.48             --                  --            --            57.42%
         Highest contract charge 0.90% Class A(q)      $ 160.50             --                  --            --            60.50%
         All contract charges                                --             65             $11,141          0.80%            --
  2002   Lowest contract charge 0.00% Class A (r)      $ 119.73             --                  --            --             2.83%
         Highest contract charge 0.60% Class A (q)     $  87.10             --                  --          1.01%            4.66%
         All contract charges                                --             --                  --            --             --
PIMCO Total Return
------------------
         Unit Value 0.60% to 0.60%*
  2003   Lowest contract charge 0.60% Class A (q)      $ 110.16             --                  --            --             2.34%
         Highest contract charge 0.60% Class A (q)     $ 110.16             --                  --            --             2.34%
         All contract charges                                --              1             $   161          3.31%            --
  2002   Lowest contract charge 0.60% Class A (q)      $ 107.65             --                  --            --             6.57%
         Highest contract charge 0.60% Class A (q)     $ 107.65             --                  --            --             6.57%
         All contract charges                                --             --                  --          6.80%            --
U.S. Real Estate
----------------
         Unit Value 0.00% to 0.90%*
  2003   Lowest contract charge 0.00% Class A (r)      $ 144.52             --                  --            --            37.51%
         Highest contract charge 0.90% Class A (x)     $ 128.93             --                  --            --            28.93%
         All contract charges                                --             91             $12,747          0.00%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**      Return
                                                     ------------  --------------------- ------------ ---------------- -------------
U.S. Real Estate
----------------
  2002   Lowest contract charge 0.00% Class A (r)      $ 105.10              --                 --             --            2.84%
         Highest contract charge 0.00% Class A(r)      $ 105.10              --                 --             --            2.84%
         All contract charges                                --              12             $1,261           9.14%             --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60% to 0.60%*
  2003   Lowest contract charge 0.60% Class A (v)      $  98.77              --                 --             --           27.70%
         Highest contract charge 0.60% Class A(v)      $  98.77              --                 --             --           27.70%
         All contract charges                                --               9             $  929           1.01%             --
  2002   Lowest contract charge 0.60% Class A (v)      $  77.35              --                 --             --         (19.51)%
         Highest contract charge 0.60% Class A (v)     $  77.35              --                 --             --         (19.51)%
         All contract charges                                --               1             $   77           0.00%             --

(a)    Units were made available for sale on June 4, 1999.
(b)    Units were made available for sale on August 30, 1999.
(c)    Units were made available for sale on May 22, 2000.
(d)    Units were made available for sale on June 22, 2000.
(e)    Units were made available for sale on October 22, 2000.
(f)    Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001 (See Note 5).
(i)    A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity
       500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(j)    Units were made available for sale on April 26, 2002.
(k)    Units were made available for sale on January 1, 1999.
(l)    Units were made available for sale on May 13, 2002.
(m)    Units were made available for sale March 31, 2002.
(n)    A substitution of EQ/T. Rowe Price International Portfolio for
       EQ/Mercury International Value Portfolio occurred on April 26, 2002
       (See Note 5).
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See
       Note 5).
(q)    Units were made available for sale on August 5, 2002.
(r)    Units were made available for sale on November 5, 2002.
(s) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(u) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(v)    Units were made available for sale on April 15, 2002.
(w) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(x)    Units were made available for sale on May 2, 2003.
(y)    Units were made available for sale on October 13, 2003.
(z)    Units were made available for sale on May 18, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2003


7.   Accumulation Unit Values (Concluded)

     * Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

     ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS


------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA Financial
25 Avenue Matignon                     (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of the Management
75008 Paris, France                    Board (since May 2001) and Chief Executive Officer of AXA (January 2000 to May 2002), Vice
                                       Chairman of AXA's Management Board (January 2000 to May 2001). Prior thereto, Senior
                                       Executive Vice President, Financial Services and Life Insurance Activities in the United
                                       States, Germany, the United Kingdom and Benelux (1997 to 1999); Executive Vice President,
                                       Financial Services and Life Insurance Activities (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital
                                       Management Corporation, the general partner of Alliance Holding and Alliance. A former
                                       Director of Donaldson, Lufkin & Jenrette ("DLJ") from July 1993 to November 2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA
Gereonsdriesch 9-11                    Konzern AG (since June 1999). Member of the AXA Group Management Board since April 1999.
50670 Cologne, Germany                 Prior thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995
                                       to April 1999). Chairman of the Management Board of AXA Versicherung AG, AXA
                                       Lebensversicherung AG, AXA Lebensversicherungs AG, AXA Service AG (since June 1999) and AXA
                                       Bank AG. Director of AXA Financial (since May 2000).

------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies
New Canaan, CT 06840                   (since January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief
                                       Executive Officer (April 1981 to April 1998). Director of Ryder System, Inc. since 1995.
                                       Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of McGraw-Hill
                                       Companies in April 2000. Director of Harris Corp. 1995 to present.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Member of the AXA Management Board (since
25, Avenue Matignon                    February 2003) and Chief Financial Officer (since July 2003), prior thereto, Executive Vice
75008 Paris, France                    President, Control and Strategy, AXA (January 2000 to July 2003); prior thereto Senior
                                       Executive Vice President, International (US-UK-Benelux) AXA (January 1997 to January 2000);
                                       Member of the Management Board, AXA, since February 2003; Member of the AXA Executive
                                       Committee, January 2000 to present; Director, AXA Financial, Inc. (since November 2003),
                                       Alliance Capital (February 1996 to present) and various AXA Affiliated companies. Former
                                       Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal                      Director of Equitable Life (since July 1992). Chairman and Chief Executive Officer (since
42, avenue de Friedland                July 2002), prior thereto, Vice Chairman of the Management Board of Aventis (December 1999
75008 Paris                            to July 2002). Prior thereto, Chairman and Chief Executive Officer of Rhone-Poulenc, S.A.
France                                 (1986 to December 1999). Vice Chairman of the Supervisory Board of AXA. Director of
                                       Schneider Electric, Pernod-Ricard and European Aeronautic Defense and Space Company. Former
                                       Member of the Consulting Council of Banque de France. Director, AXA Financial (since July,
                                       1992).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(1)

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves
------------------------------------------------------------------------------------------------------------------------------------
Graves Ventures, LLC and                Director of Equitable Life (since September 19, 2002). President and Chief Operating
Earl G. Graves, Ltd.                    Officer, Graves Ventures, LLC (January 2001 to present), Chief of Staff, Earl G. Graves,
130 Fifth Avenue                        Ltd. (March 1993 to present) and President of Black Enterprise Unlimited (unknown to
New York, NY 10011                      present); Director, AXA Financial, Inc. and The Equitable Life Assurance Society of the
                                        United States (September 2002 to present); Trustee, Meharry Medical College (September 2001 to present); President, Catholic Big Brothers, Inc. (June 1992 to present); Attorney,
                                        Cleary, Gottlieb, Steen & Hamilton (1989 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
c/o LeBoeuf, Lamb, Greene & MacRae      Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                    (1999 to 2003). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA
New York, NY 10019-4513                 Financial (since May 1992). Director of Associated Electric and Gas Insurance Services and
                                        AXIS Specialty Insurance Company since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C           Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                      Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                        President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                        Bestfoods (1997 to 1999). President, CPC Specialty Markets Group (1993 to 1997); Director,
                                        Del Monte Foods Co., PACTIV Corporation and the "Shell" Transport and Trading Company,
                                        plc.; Former Director, Hunt Corporation (1992-2002); Director, AXA Financial (since
                                        December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                          Director of Equitable Life (since December 19, 2002). Senior Advisor, Morgan Stanley
Harborside Financial Center             (June 2000 to present); Director/Trustee, Morgan Stanley Funds (June 2000 to present);
Plaza Two, Second Floor                 Director, AXA Financial, Inc. (December 2002 to present); President and Chief Operating
Jersey City, NJ 07311                   Officer - Individual Investor Group, Morgan Stanley Dean Witter (June 1997 to June 2000);
                                        President and Chief Operating Officer - Dean Witter Securities, Dean Witter Discover & Co.
                                        (1993 to May 1997); President and Chief Operating Officer - Dean Witter Financial, Dean
                                        Witter Reynolds Inc. (1989 to 1993); Director and Chairman of the Executive Committee,
                                        Georgetown University Board of Regents; Director, The American Ireland Fund; Member, The
                                        American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                      Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979);
77 King Street West                     and officer or director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545                              Anglo-Canada General Insurance Company, Alliance Capital Management Corporation, AXA
Toronto, Ontario M5K 1K2                Pacific Insurance Company and AXA Australia, a former Alternate Director, AXA Asia Pacific
Canada                                  Holdings Limited (December 1999 to September 2000) and a former Director of DLJ (October
                                        1999 to November 2000). Chairman (non-executive) and Director, FCA International Ltd.
                                        (January 1994 to May 1998). Director of AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson
------------------------------------------------------------------------------------------------------------------------------------
230 Byram Shore Road                    Director of Equitable Life (since September 19, 2002). Former President and Chief Executive
Greenwich, CT 06830                     Officer (February 2001 to October 2003); President and Chief Executive Officer, Saks Fifth
                                        Avenue (February 2000 to February 2001); Vice Chairman (September 1998 to February 2000)
                                        and Chief Operating Officer (May 1999 to February 2000); Executive Vice President -
                                        Director of Stores (July 1996 to September 1998); Senior Vice President and Regional
                                        Director of Stores/East (1992 to July 1996); General Manager (1991 to 1992); Director, AXA
                                        Financial, Inc. (September 2002 to present); Director, Women In Need, Inc.; Regional Vice
                                        President for the Greater New York Area, National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------


1(2)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corporation               Director of Equitable Life (since September 19, 2002). Vice Chairman (since March 2003);
200 West Madison Street                prior thereto, President, Hyatt Hotels Corporation (January 2000 to March 2003); Director,
Suite 3900                             AXA Financial, Inc. (September 2002 to present) and The Equitable Life Assurance Society of
Chicago, IL 60606                      the United States (September 2002 to present); Director, Schindler Holdings, Ltd. (January
                                       2002 to present); Director, Interval International (January 1998 to June 2003); Executive
                                       Vice President, Hyatt Development Corporation (1997 to 2000); President and Chief Executive
                                       Officer, United Infrastructure Company (1993 to 1997) and Partner, The John Buck Company
                                       (1979 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corporation         Director of Equitable Life (since November 20, 2002). Chief Executive Officer, Ameritrade
4211 South 102nd Street                Holding Corporation (March 2001 to present); Director, AXA Financial, Inc. (November 2002
Omaha, NE 68127                        to present) and The Equitable Life Assurance Society of the United States (November 2002 to
                                       present); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001); Defensive
                                       Coordinator for Dartmouth College's football team (1968 - 1984).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
St. John's University                  Director of Equitable Life (since March 1999); Special Assistant to the President, St.
101 Murray St.                         John's University (since September 2003); prior thereto, Dean of the Peter J. Tobin College
New York, NY 10007                     of Business St. John's University (August 1998 to September 2003); Chief Financial Officer,
                                       Chase Manhattan Corp. (1985 to 1997). Director, Alliance Capital Management Corporation
                                       (since May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H.W.
                                       Wilson Company and Junior Achievement of New York, Inc. and a Director and Officer of Rock
                                       Valley Tool, LLC. Director of AXA Financial, Inc. (since March 1999) and Director, P.A.
                                       Consulting (since 1999).
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS - DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992), Chairman of the
Corporation                            Board (since May 2001) and Chief Executive Officer (January 1999 to June 2003), Alliance
1345 Avenue of the Americas            Capital Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment
New York, NY 10105                     Officer (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA
                                       Financial, Inc. (May 2001 to present); Vice Chairman of the Board of Trustees of Colgate
                                       University; Trustee of the Mike Wolk Heart Foundation; Member of the Investment Committee
                                       of the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                        Director, Chairman of the Board, President (since May 2002) and Chief Executive Officer,
                                        Equitable Life (since May 2001); Director, President and Chief Executive Officer, AXA
                                        Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive Officer,
                                        AXA Financial Services, LLC (May 2001 to present); Member of AXA's Management Board, (May
                                        2001 to present); Director, Alliance Capital Management Corporation (May 2001 to present);
                                        Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of
                                        Colorado, Inc. (since June 2001); Director, The American Ireland Fund (1999 to present);
                                        Board of Trustees of The University of Scranton (1995 to 2002); Member of the Investment
                                        Company Institute's Board of Governors (since October 2001; prior thereto, October 1997 to
                                        October 2000) and Executive Committee (1998-2000); Former Trustee of The University of
                                        Pittsburgh and St. Sebastian's Country Day School; Former Director of the Massachusetts
                                        Bankers Association; President and Chief Operating Officer, Mellon Financial Corporation
                                        (1999-2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(3)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                        Director, Vice Chairman of the Board (since February 1998) and Chief Financial Officer
                                        (since May 1996), Equitable Life. Director (since November 2003), Vice Chairman of the
                                        Board (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto,
                                        Senior Executive Vice President (February 1998 to November 1999), AXA Financial. Executive
                                        Vice President, Member of the Executive Committee and Management Board of AXA. Director,
                                        Vice Chairman and Chief Financial Officer (since December 1999) The Equitable of Colorado,
                                        Inc.; AXA Financial Services, LLC and AXA Distribution Holding Corp. (since September
                                        1999). Director, Alliance (since July 1997). Formerly a Director of DLJ (from June 1997 to
                                        November 2000). Prior thereto, Chairman, Insurance Consulting and Actuarial Practice,
                                        Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                                       Officer (February 2001 to present); Director, President and Chief Executive Officer, AXA
                                       Technology Services since 2002; prior thereto, Chief Information Officer (November 1994 to
                                       February 2001), Equitable Life and AXA Financial Services, LLC (since September 1999).
                                       Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since January 2002), Equitable Life; Executive Vice President
                                       (since January 2002), AXA Financial Services, LLC; prior thereto, Senior Vice President and
                                       Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior
                                       Vice President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998
                                       to 1999); Senior Vice President of European Human Resources (and previous Human Resources positions), Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1987), Equitable Life. Senior Vice President, AXA
                                       Financial. Senior Vice President, AXA Financial Services, LLC. Director and Chairman,
                                       Frontier Trust Company ("Frontier"), FSB. Director, EQF (now AXA Advisors) (until
                                       September 1999). Executive Vice President (since August 1999) and Director (since July
                                       1999), AXA Advisors. Director and Senior Vice President (since July 1999), AXA Network, LLC
                                       (formerly EquiSource). Director and Officer of various Equitable Life affiliates.
                                       Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                       Director and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice
                                       President and Treasurer, Equitable Life and AXA Financial. Senior Vice President and
                                       Treasurer, AXA Financial Services, LLC (since September 1999); The Equitable of Colorado
                                       (since December 1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                       Director (since July 1998), Chairman (since August 2000) and Chief Executive Officer (since
                                       September 1997), and prior thereto, President and Treasurer, Equitable Casualty Insurance
                                       Company ("Casualty"). Senior Vice President and Treasurer, AXA Distribution Holding
                                       Corporation (since November 1999) and AXA Advisors, LLC (since December 2001). Director,
                                       Chairman, President and Chief Executive Officer, Equitable JV Holdings (August 1997 to June
                                       2002). Director (since July 1997), and Senior Vice President and Chief Financial Officer
                                       (since April 1998), ACMC. Treasurer, Paramount Planners, LLC (November 2000 to December
                                       2003). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


1(4)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior
                                        Vice President (December 1999 to December 2001); Senior Vice President and Controller,
                                        GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President
                                        (December 2001 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to December 1998). Senior Vice President, AXA Financial Services, LLC (since September
                                        1999), Director, Chairman and Chief Executive Officer, AXA Network, LLC (July 1999 to
                                        December 2001). Partner and Senior Actuarial Consultant (January 1989 to August 1996),
                                        Coopers & Lybrand, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 1997) and Deputy General Counsel (since November
                                        1999), Equitable Life; prior thereto, Senior Vice President and Associate General Counsel
                                        (September 1997 to October 1999), Vice President and Associate General Counsel (November
                                        1993 to August 1997); Senior Vice President and Deputy General Counsel (September 2001 to
                                        present), AXA Financial; Senior Vice President (since September 1999) and Deputy General
                                        Counsel (since November 1999), AXA Financial Services, LLC. Senior Vice President and
                                        Deputy General Counsel, The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Financial
                                        Services, LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                        December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (March 1996) and Auditor since September 1994, Equitable Life. AXA
                                        Financial and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 1999), Chief Compliance Officer and Associate
                                        General Counsel (since December 1996), Equitable Life. Previously held other officerships with Equitable Life. Senior Vice President, Chief Compliance Officer and Associate General
                                        Counsel. AXA Financial Services, LLC (since September 1999).
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President and Chief Information Officer (since February 2001), Equitable
                                        Life. Executive Vice President and Chief Information Officer, AXA Financial Services, LLC
                                        (since February 2001). Member of the Advisory Board (since 2002), AXA Technology Services.
                                        Senior Vice President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 2000) and Actuary (since May 1998 to present),
                                        Equitable Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice
                                        President (May 1993 to May 1998); Senior Vice President (since September 2000) and Actuary
                                        (since September 1999), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since September 2001), Equitable Life; prior thereto, Senior Vice
                                        President (September 2000 to September 2001). Director, AXA Distributors, LLC (since March
                                        2002); Executive Vice President, AXA Financial Services, LLC (since September 2001); prior thereto, Senior Vice President (September 2000 to September 2001). Principal (and various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(5)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since May 1995) and Chief Investment Officer (since July 1995),
                                        Equitable Life. Executive Vice President (since May 1995) and Chief Investment Officer
                                        (since July 1995), AXA Financial, Executive Vice President and Chief Investment Officer,
                                        AXA Financial Services, LLC (since September 1999). Chairman (since December 2002) and
                                        Trustee (since March 1997), EQ Advisors Trust and Trustee of AXA Premier Funds (since
                                        November 2001). Executive Vice President and Chief Investment Officer, The Equitable of
                                        Colorado (since December 1999), Director (since July 1995), Alliance, and Equitable Real
                                        Estate (July 1995 to June 1997). Executive Vice President (since August 1999), AXA
                                        Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since June 1991), Equitable Life and AXA Financial Services, LLC
                                        (since September 1999). Director, Chairman and Chief Operating Officer, Casualty (from
                                        September 1997 until August 2000). Director, Equitable Agri-Business, Inc. (August 1993 to
                                        June 1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since February 1999); Secretary (since September 1995) and Associate
                                        General Counsel (since March 1993), Equitable Life and AXA Financial (since September
                                        1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial
                                        Services, LLC (since September 1999). Senior Vice President, Secretary and Associate
                                        General Counsel, Equitable of Colorado (since December 1999). Secretary, AXA Distribution
                                        Holding Corporation (since September 1999). Previously held other officerships with
                                        Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                        Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001),
                                        Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                        General Counsel (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice
                                        President and Deputy General Counsel (October 1996 to September 2001). Executive Vice
                                        President (since September 2001) and General Counsel (since November 1999), AXA Financial
                                        Services, LLC. Executive Vice President (since September 2001) and General Counsel (since
                                        December 1999), Equitable of Colorado. Director (since July 1999), AXA Advisors. Senior
                                        Vice President and General Counsel, EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President, Equitable Life (May 2002 to present); Executive Vice President,
                                        AXA Financial Services, LLC (since May 2002); Director (since May 2002) and Vice Chairman of the Board (since August 2002), AXA Advisors, LLC; Director (since February 2002),
                                        Chairman and Chief Executive Officer (since May 2002), AXA Network, LLC; Director and
                                        Chairman of the Board of AXA Distributors, LLC; AXA Distributors Insurance Agency, LLC; AXA
                                        Distributors Insurance Agency of Alabama, LLC; AXA Distributors Insurance Agency of
                                        Massachusetts, LLC (since September 2002); Executive Vice President and Director of the
                                        Private Client Financial Services Division, Salomon Smith Barney (April 1992 to May 2002).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President, Equitable Life (since February 2004); Executive Vice President,
                                        AXA Financial Services, LLC (since February 2004); Director, Co-President and Co-Chief
                                        Executive Officer (since December 2003), AXA Advisors, LLC; Director and President-Retail
                                        Division (since December 2003), AXA Network, LLC. Regional President of the New York Metro
                                        Region (March 2000 to January 2001), Co-General Manager of the Jones/Sages Agency (January
                                        1995 to March 2000), President of Northern Operations (1992 to January 1995), Executive
                                        Vice President (1989 to 1992), Chief Agency Officer (August 1987 to 1989), Senior Vice
                                        President (1985 to August 1987), Chief Equinet Officer (1984 to 1985), Equitable Life.

------------------------------------------------------------------------------------------------------------------------------------


1(6)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                          WHICH RELATE TO OUR
-----------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995-2000; September 15, 1995; January 1,
1997; and October 18, 1999 as previously supplemented May 1, 1996 -
May 1, 2003; May 12, 2000; June 23, 2000, September 1, 2000, February 9,
2001; September 4, 2001; December 14, 2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,
2003, May 1, 2003, May 15, 2003, July 28, 2003, August 15, 2003,
November 24, 2003, February 10, 2004 (2 supplements) ........................   Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993-99; January 1, 1997; and October 18, 1999,
as previously supplemented on May 1, 1994 through May 1, 2003, May 12,
2000, June 23, 2000, September 1, 2000, February 9, 2001, September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003, May 1, 2003,
May 15, 2003, July 28, 2003, August 15, 2003, November 24, 2003,
February 10, 2004 (2 supplements) ...........................................   Survivorship 2000(SM) Policies


In addition you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

                                                                            2(1)

                                     PART II



                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17641 on March 1, 1999.

Supplement (in-force A) relating to Survivorship 2000 dated May 1, 2004 consisting of 191 pages.

Supplement (in-force -- wholesale) relating to Survivorship 2000 dated May 1, 2004 consisting of 194 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Independent Public Auditors. (See Exhibit No. 6).

Opinion and Consent of Dodie Kent, Vice President and Counsel (See Exhibit
No.7).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:


        1-A(1)(a)(i)       Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


        1-A(2)             Inapplicable.

        1-A(3)(a)          See Exhibit 1-A(8).



         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(c)         Estate Protector Rider (R92-208) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(d)         Estate Protector Rider (R92-208) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(e)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Divorce Rider (R92-209) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(f)         Option to Split Flexible Premium Joint Survivorship Variable Life Policy
                           Upon Divorce Rider (R92-209) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(g)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210)
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(h)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210) (Equitable),
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(i)         Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(j)         Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


         1-A(5)(m)         Unisex Rider (S.93-118) (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(n)         Unisex Rider (S.93-118) (Equitable), previously filed with this
                           Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17641 on April 30, 1997.

         1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                           File No. 333-17641 on April 30, 1997.

         1-A(7)            Inapplicable.

         1-A(8)            Distribution and Servicing Agreement among Equico Securities, Inc.
                           (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable
                           with and into Equitable dated September 19, 1996,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now
                           AXA Advisors, LLC), incorporated by reference to the Registration
                           Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217
                           and 811-07953), filed August 28, 1997.

         1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP
                           Trust, The Equitable Life Assurance Society of the
                           United States, Equitable Distributors, Inc., AXA
                           Distributors LLC, and AXA Advisors, LLC, incorporated
                           by reference to Exhibit No. 8(b) to Registration
                           Statement File No. 333-60730, filed on December 5,
                           2001.

         1-A(9)(d)         Form of Participation Agreement among The Equitable Life Assurance Society of the United States,
                           The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management, Inc.,
                           previously filed with this Registration Statement, File No. 333-17641 on October 8, 2002.

         1-A(9)(e)         Form of Participation Agreement among OCC Accumulation Trust, The Equitable Life
                           Assurance Society of the United States, OCC Distributors LLC and OPCAP Advisors LLC.,
                           previously filed with this Registration Statement, File No. 333-17641 on October 8, 2002.

         1-A(10)(a)        Application EV4-200Y. (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(b)        Application EV4-200Y. (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(c)        Distribution Agreement for services by The Equitable Assurance Society of the
                           United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         1-A(10)(d)        Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         1-A(10)(e)        General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
                           Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on
                           Form N-4, File No. 2-30070, filed April 19, 2004.

         1-A(10)(f)        First Amendment to General Agent Sales Agreement dated January 1, 2000 between
                           The Equitable Life Assurance Society of the United States and AXA Network, LLC
                           and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the
                           Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

         1-A(10)(g)        Second Amendment to General Agent Sales Agreement dated January 1, 2000 between
                           The Equitable Life Assurance Society of the United States and AXA Network, LLC
                           and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

         1-A(11)           The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of
                           Equitable, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           April 30, 1997.

         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 30, 1999.

         2(a)(iv)          Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on July 26, 1999.

         2(a)(v)           Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on August 30, 1999.

         2(a)(vi)          Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 28, 2000.

         2(a)(vii)         Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 12, 2002.

         2(a)(viii)        Opinion and Consent of Dodie Kent, Vice President and Counsel of Equitable, filed herewith.

         2(b)(i)           Opinion and Consent dated April 24, 1995 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of
                           Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           December 11, 1996.




         2(b)(ii)          Opinion and Consent dated April 22, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(iii)         Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed
                           with this Registration Statement File No.
                           333-17641 on December 11, 1996.

         2(b)(iv)          Opinion and Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(v)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on April 30, 1997.

         2(b)(vi)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on May 1, 1998.

         2(b)(vii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                           of Equitable, previously filed with this Registration Statement File
                           No. 333-17641, on April 30, 1999.

        2(b)(viii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A. Senior Actuary
                           and Vice President previously filed with this Registration Statement,
                           File No. 333-17641, on April 19, 2001.

        2(b)(ix)           Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 12, 2002.

        2(b)(x)            Opinion and Consent of Brian Lessing, FSA, MAA, Vice President and Actuary of Equitable
                           (relating to Incentive Life '02 policies), previously filed with this Registration Statement,
                           File No. 333-17641 on October 8, 2002.

         3                 Inapplicable.

         4                 Inapplicable.

         6                 Consent of Independent Public Auditors.

         7(a)              Powers of Attorney previously filed with this Registration Statement File
                           No. 333-17641 on April 28, 2000.

         7(b)              Powers of Attorney, incorporated herein by reference to Exhibit No. 10(a) to
                           Registration Statement No. 2-30070, filed on Form N-4, filed on April 19, 2004.

         8                 Description of Equitable's Issuance, Transfer and Redemption
                           Procedures for Flexible Premium Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         9(a)              Form of Illustration of Policy Benefits for Survivorship 2000,
                           previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

         9(b)              Form of Illustration of Policy Benefits for Survivorship Incentive
                           Life, previously filed with this Registration Statement File No.
                           333-17641, on April 30, 1999.

         9(c)              Form of Illustration of Policy Benefits for Survivorship Incentive Life
                           previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 27th day of April, 2004.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                                           (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Vice President and
             Assistant Secretary
             April 27, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27th day of April, 2004.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES

                                                 (DEPOSITOR)

                                            By:  /s/ Dodie Kent
                                                --------------------------------
                                                    (Dodie Kent)
                                                     Vice President



      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert               Denis Duverne                W. Edwin Jarmain
Christopher M. Condron         Jean-Rene Fourtou            Christina Johnson
Henri de Castries              John C. Graves               Scott D. Miller
Claus-Michael Dill             Donald J. Greene             Joseph H. Moglia
Joseph L. Dionne               Mary R. (Nina) Henderson     Peter J. Tobin
                               James F. Higgins             Stanley B. Tulin








*By:  /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact
          April 27, 2004

                                  EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
6                    Consent of Independent Auditors                  EX-99.6

7                    Legal Opinion and Consent of Dodie Kent          EX-99.7